UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)




            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,                John H. Beers, Esq.
   Counsel and Secretary for Registrant            Vice President and Counsel
      Phoenix Life Insurance Company             Phoenix Life Insurance Company
             One American Row                           One American Row
          Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.







                                                                  [LOGO OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT



PHOENIX INSIGHT FUNDS

EQUITY FUNDS

Phoenix Insight Balanced Fund
Phoenix Insight Core Equity Fund
Phoenix Insight Emerging Markets Fund
Phoenix Insight Index Fund
Phoenix Insight Small-Cap Growth Fund
Phoenix Insight Small-Cap Opportunity Fund
Phoenix Insight Small-Cap Value Fund
Phoenix Insight Value Equity Fund

FIXED INCOME FUNDS

Phoenix Insight Bond Fund
Phoenix Insight High Yield Bond Fund
Phoenix Insight Intermediate Government Bond Fund
Phoenix Insight Intermediate Tax-Exempt Bond Fund
Phoenix Insight Short/Intermediate Bond Fund
Phoenix Insight Tax-Exempt Bond Fund


MONEY MARKET FUNDS

Phoenix Insight Government Money Market Fund
Phoenix Insight Money Market Fund
Phoenix Insight Tax-Exempt Money Market Fund



                     |                   | WOULDN'T YOU RATHER HAVE THIS
                     |                   | DOCUMENT E-MAILED TO YOU?
TRUST NAME: PHOENIX  |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
INSIGHT FUNDS TRUST  | December 31, 2007 | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED     | NO BANK GUARANTEE | MAY LOSE VALUE

                                TABLE OF CONTENTS
                                                                                                                         PAGE
                                                                                                                        ------
Message to Shareholders .......................................................................................           1
Glossary ......................................................................................................           2
Disclosure of Fund Expenses ...................................................................................           4
Fund Summaries:
      Phoenix Insight Balanced Fund ...........................................................................           6
      Phoenix Insight Core Equity Fund ........................................................................           8
      Phoenix Insight Emerging Markets Fund ...................................................................          10
      Phoenix Insight Index Fund ..............................................................................          12
      Phoenix Insight Small-Cap Growth Fund ...................................................................          14
      Phoenix Insight Small-Cap Opportunity Fund ..............................................................          16
      Phoenix Insight Small-Cap Value Fund ....................................................................          18
      Phoenix Insight Value Equity Fund (formerly Phoenix Insight Equity Fund) ................................          20
      Phoenix Insight Bond Fund ...............................................................................          22
      Phoenix Insight High Yield Bond Fund ....................................................................          24
      Phoenix Insight Intermediate Government Bond Fund .......................................................          26
      Phoenix Insight Intermediate Tax-Exempt Bond Fund .......................................................          28
      Phoenix Insight Short/Intermediate Bond Fund ............................................................          30
      Phoenix Insight Tax-Exempt Bond Fund ....................................................................          32
      Phoenix Insight Government Money Market Fund ............................................................          34
      Phoenix Insight Money Market Fund .......................................................................          36
      Phoenix Insight Tax-Exempt Money Market Fund ............................................................          38
Schedule of Investments .......................................................................................          40
Statement of Assets and Liabilities ...........................................................................          86
Statement of Operations .......................................................................................          90
Statement of Changes in Net Assets ............................................................................          94
Financial Highlights ..........................................................................................         100
Notes to Financial Statements .................................................................................         112
Report of Independent Registered Public Accounting Firm .......................................................         126
Tax Information Notice ........................................................................................         127
Consideration of Advisory and Subadvisory Agreements By The Board of Trustees .................................         128
Results of Shareholders Meeting ...............................................................................         130
Fund Management Tables ........................................................................................         131


PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
     The advisors and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.


This report is not authorized for distribution to prospective investors in the Phoenix Insight Funds Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS



DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED - George R. Aylward]


DEAR PHOENIXFUNDS SHAREHOLDER:

     We are pleased to provide this report for the fiscal year ended December 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

     At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

     We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

     Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

     As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely,


/s/ George R. Aylward


George R. Aylward
President, PhoenixFunds

JANUARY 2008

                                    GLOSSARY



ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

CIFG
CDC IXIS Financial Guarantee

FFCB
Federal Farm Credits Bank Funding Corporation

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

HUD
U.S. Department of Housing and Urban Development

LEHMAN BROTHERS 3-15 YEAR MUNICIPAL BOND INDEX
The Lehman Brothers 3-15 Year Municipal Bond Index is an unmanaged index of investment grade municipal bonds with maturities of 3-15 years.The index is calculated on a total return basis.

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS HIGH YIELD 2% ISSUER CAP INDEX
Lehman Brothers High Yield 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX
The Lehman Brothers Intermediate Government Bond Index measures intermediate-term bonds issued by the U.S. Treasury, government agencies, and quasi-federal corporations with maturities ranging from 1 to 9.99 years. The index is calculated on a total return basis.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX
The Lehman Brothers Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 4 to 5 years. The index is calculated on a total return basis.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
The Lehman Brothers Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

MSCI EMERGING MARKETS FREE INDEX
The MSCI Emerging Markets Free Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with gross dividends reinvested.

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Q-SBLF
Qualified School Board Loan Fund

RADIAN
Radian Asset Assurance, Inc.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) INDEX
The Russell 1000(R) Index is a market capitalization-weighted index of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX
The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX
The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) VALUE INDEX
The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TBA
To be announced

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA
XL Capital Assurance

                              PHOENIX INSIGHT FUNDS
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2007 TO DECEMBER 31, 2007


   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Insight Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I and Class E shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix Insight Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES
   This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending        Annualized  Expenses Paid
                    Account Value    Account Value      Expense       During
                       7/1/07          12/31/07          Ratio        Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,002.20           0.78%      $ 3.94
Class A                1,000.00        1,000.90           1.03         5.19
Class C                1,000.00          997.30           1.78         8.96

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,021.22           0.78         3.98
Class A                1,000.00        1,019.95           1.03         5.26
Class C                1,000.00        1,016.12           1.78         9.09

--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,011.18           0.92%      $ 4.66
Class A                1,000.00        1,010.09           1.17         5.93
Class C                1,000.00        1,006.29           1.92         9.71

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,020.51           0.92         4.70
Class A                1,000.00        1,019.23           1.17         5.97
Class C                1,000.00        1,015.40           1.92         9.80

--------------------------------------------------------------------------------
EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,196.10           1.36%      $ 7.53
Class A                1,000.00        1,195.00           1.61         8.91
Class C                1,000.00        1,190.10           2.35        12.97

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,018.26           1.36         6.94
Class A                1,000.00        1,016.99           1.61         8.22
Class C                1,000.00        1,013.21           2.35        12.00

--------------------------------------------------------------------------------
INDEX FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $  987.50           0.55%      $ 2.76
Class A                1,000.00          986.20           0.80         4.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,022.40           0.55         2.81
Class A                1,000.00        1,021.12           0.80         4.08

--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $  918.40           1.15%      $ 5.56
Class A                1,000.00          917.50           1.42         6.86
Class C                1,000.00          913.50           2.15        10.37

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,019.34           1.15         5.87
Class A                1,000.00        1,017.96           1.42         7.25
Class C                1,000.00        1,014.23           2.15        10.97

--------------------------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $  846.70           1.03%      $ 4.79
Class A                1,000.00          845.60           1.28         5.95
Class C                1,000.00          842.70           2.03         9.43

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,019.95           1.03         5.26
Class A                1,000.00        1,018.67           1.28         6.53
Class C                1,000.00        1,014.84           2.03        10.36

--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $  863.05           1.01%      $ 4.74
Class A                1,000.00          861.82           1.26         5.91
Class C                1,000.00          858.56           2.01         9.42

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,020.05           1.01         5.16
Class A                1,000.00        1,018.77           1.26         6.43
Class C                1,000.00        1,014.95           2.01        10.26

                              PHOENIX INSIGHT FUNDS
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2007 TO DECEMBER 31, 2007



EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending        Annualized  Expenses Paid
                    Account Value    Account Value      Expense       During
                       7/1/07          12/31/07          Ratio        Period*
--------------------------------------------------------------------------------
VALUE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,002.60           0.86%      $ 4.34
Class A                1,000.00        1,001.30           1.11         5.60
Class C                1,000.00          996.90           1.87         9.41

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,020.82           0.86         4.39
Class A                1,000.00        1,019.54           1.11         5.67
Class C                1,000.00        1,015.66           1.87         9.55

--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,031.10           0.60%      $ 3.07
Class A                1,000.00        1,029.80           0.85         4.35
Class C                1,000.00        1,026.00           1.60         8.17

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,022.14           0.60         3.06
Class A                1,000.00        1,020.87           0.85         4.34
Class C                1,000.00        1,017.04           1.60         8.17

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $  995.70           0.76%      $ 3.82
Class A                1,000.00          994.40           1.01         5.08
Class C                1,000.00          989.90           1.76         8.83

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,021.33           0.76         3.88
Class A                1,000.00        1,020.05           1.01         5.16
Class C                1,000.00        1,016.22           1.76         8.98

--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,056.80           0.50%      $ 2.59
Class A                1,000.00        1,055.40           0.75         3.89

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,022.65           0.50         2.55
Class A                1,000.00        1,021.38           0.75         3.83

--------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,033.94           0.60%      $ 3.08
Class A                1,000.00        1,032.64           0.85         4.35
Class C                1,000.00        1,028.74           1.60         8.18

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,022.14           0.60         3.06
Class A                1,000.00        1,020.87           0.85         4.34
Class C                1,000.00        1,017.04           1.60         8.17

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,032.32           0.70%      $ 3.59
Class A                1,000.00        1,032.06           0.95         4.87
Class C                1,000.00        1,027.20           1.71         8.74

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,021.63           0.70         3.57
Class A                1,000.00        1,020.36           0.95         4.85
Class C                1,000.00        1,016.48           1.71         8.73




EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending        Annualized  Expenses Paid
                    Account Value    Account Value      Expense       During
                       7/1/07          12/31/07          Ratio        Period*
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,033.79           0.60%      $ 3.08
Class A                1,000.00        1,032.50           0.85         4.35
Class C                1,000.00        1,028.68           1.62         8.28

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,022.14           0.60         3.06
Class A                1,000.00        1,020.87           0.85         4.34
Class C                1,000.00        1,016.94           1.62         8.27

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,024.40           0.19%      $ 0.97
Class A                1,000.00        1,022.60           0.54         2.75

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,024.24           0.19         0.97
Class A                1,000.00        1,022.45           0.54         2.76

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,026.00           0.18%      $ 0.92
Class A                1,000.00        1,024.20           0.53         2.70
Class E                1,000.00        1,026.00           0.18         0.92

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,024.29           0.18         0.92
Class A                1,000.00        1,022.50           0.53         2.71
Class E                1,000.00        1,024.29           0.18         0.92

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,017.50           0.17%      $ 0.86
Class A                1,000.00        1,015.70           0.52         2.64

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,024.34           0.17         0.87
Class A                1,000.00        1,022.55           0.52         2.65


* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

  You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

EQUITY FUNDS                                                     TICKER SYMBOLS:
INSIGHT BALANCED FUND                                            I Share: HIBLX
                                                                 A Share: HIBZX
                                                                 C Share: PBCIX




| | PHOENIX INSIGHT BALANCED FUND ("INSIGHT BALANCED FUND," THE "FUND") seeks to provide current income and capital appreciation.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 6.48%, Class A shares returned 6.16% and Class C shares returned 5.45% For the same period, the Russell 1000(R) Index, a broad-based equity index, returned 5.77% and the Lehman Brothers Aggregate Bond Index, which is a broad based fixed income index, returned 6.97%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | When measured using excess returns above comparable maturity Treasuries, 2007 was the worst year on record for spread sector performance. The combination of a weakening economy, broad geopolitical risk, financial sector woes and a full-blown credit crisis sparked by the subprime mortgage catastrophe caused a flight to quality that was restricted to U.S. Treasuries. By year end, an inadequate supply of liquidity choked off activity in the secondary markets for risky assets and price discovery was strained in all but agency-backed assets.

| | Early in 2007, investor sentiment was positive, as economic trends indicated a stable and moderate growth outlook. By mid-year, heightened concerns in the housing market and the consumer sector, plus weakness in the subprime mortgage area, led to increased market volatility as fears of recession emerged. In the third quarter, the market rally quickly disappeared, as the subprime mortgage sector worsened. The ensuing crisis spread into the global credit markets, causing merger and acquisition activity to come to a near standstill. The reassessment of risk battered many hedge funds. As a result, some were forced to reduce leverage and liquidate equity and credit positions, which added to market volatility. Equities retreated from their post-hedge fund crisis high in October, and finished the second half of the year with declines of 1% to 2% for large-cap stocks and over 7% for small-cap issues. Growth stocks showed greater resilience than their value counterparts.

| | In related developments, the Federal Reserve ("Fed") changed its interest rate policy in September and began to lower interest rates, causing equity markets to start a rally which continued into the fourth quarter. Recession concerns began to rise, as economic reports began to raise serious questions about the sustainability of real growth in Gross Domestic Product ("GDP"). Several large banks reported disappointing earnings and consumer sentiment readings fell.

| | The Fund's high equity allocation in 2007, which was just below the maximum level noted in the prospectus, contributed to its full-year returns. The Fund's bond holdings outperformed other fixed income funds of a comparable nature in the Lipper universe. Through intensive and thorough credit research, the Fund was able to avoid direct exposure to subprime issues that plagued other fixed income managers. Large-cap equities added significantly to results in 2007; the Fund's small-cap value stocks were its worst performers.


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.


FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.


AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               6.48%          11.07%          6.48%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     6.16           10.79             --             6.29%             2/9/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   0.06            9.48             --             5.59              2/9/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     5.45              --             --             9.83             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  5.45              --             --             9.83             6/26/06
----------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX        5.77           13.43           6.20           NOTE 5              NOTE 5
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
  BOND INDEX                 6.97            4.42           5.97           NOTE 6              NOTE 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.79%; NET 0.74%, A SHARES 0.99%, C SHARES 1.74%


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 4.33% FOR CLASS A SHARES AND 12.59% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 5.76% FOR CLASS A SHARES AND 8.47% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Phoenix Insight Balanced                        Lehman Brothers Index
              Fund Class I         Russell 1000(R)        Aggregate Bond Index
12/31/1997        10,000               10,000                      10,000
12/31/1998        10,861               12,702                      10,869
12/31/1999        10,719               15,358                      10,779
12/29/2000        12,039               14,162                      12,032
12/31/2001        12,185               12,399                      13,048
12/31/2002        11,086                9,714                      14,387
12/31/2003        13,228               12,618                      14,977
12/31/2004        14,990               14,057                      15,627
12/30/2005        16,106               14,938                      16,007
12/29/2006        17,597               17,247                      16,700
12/31/2007        18,738               18,243                      17,864



SECTOR WEIGHTINGS as of 12/31/07*
---------------------------------------------------
Domestic Common Stocks                       57%
---------------------------------------------------
Agency Mortgage-Backed Securities            11%
---------------------------------------------------
Non-Agency Mortgage-Backed Securities        10%
---------------------------------------------------
Domestic Corporate Bonds                      9%
---------------------------------------------------
Foreign Common Stocks                         4%
---------------------------------------------------
Asset Backed Securities                       3%
---------------------------------------------------
U.S. Government Securities                    2%
---------------------------------------------------
Other (includes short-term investments)       4%
---------------------------------------------------
* % of total investments as of December 31, 2007.




          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                    TICKER SYMBOLS:
INSIGHT CORE EQUITY FUND                                        I Share: HGRIX
                                                                A Share: HGRZX
                                                                C Share: PIRCX



| | PHOENIX INSIGHT CORE EQUITY FUND ("INSIGHT CORE EQUITY FUND," THE "FUND") seeks to provide capital appreciation.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 7.06%, Class A shares returned 6.81% and Class C shares returned 6.00% For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | Significant shifts in economic expectations occurred as 2007 progressed; In the first quarter, the market's focus on subprime mortgage concerns took a toll on financial stocks, resulting in a volatile and flat equity market.

| | The second quarter experienced thriving merger and acquisition activity, despite investor fears over inflation, interest rates, and the continued deterioration of the housing market.

| | In the third quarter, a liquidity freeze-up and credit market meltdown resulted in volatility in the markets, as investors reassessed their appetite for risk. Mergers and acquisitions came to a near standstill. These pressures motivated the Federal Reserve to lower interest rates, leading to a rally; yet overall, equity market sectors ultimately posted mixed results for the third quarter. Hedge funds were forced to unwind leveraged positions (sell long holdings and cover short positions) to raise liquidity; investment strategies that focused on attractive valuations and higher quality suffered.

| | U.S. equity markets struggled during the fourth quarter as well. The uncertainty surrounding the real estate and subprime mortgage markets intensified. Energy prices continued to rise, causing a further dent in consumers' wallets.

| | For 2007, the S&P 500 Index ended in positive territory; growth stocks generally outperformed their value counterparts.

| | While overall sector allocation was slightly additive for the Fund during the 12-month period, stock selection was the performance driver. Monsanto, an agricultural products manufacturer; Exxon Mobil, an integrated oil company; Deere & Company, a commercial equipment company; and AT&T, a telecommunications company; were the top contributors for 2007.

| | Detracting from full-year performance were computer communications manufacturer QLogic, business solutions software company Novellus Systems, multi-line insurance provider Nationwide Financial Services, and banking and financial services company Bank of America.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.




          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS
INSIGHT CORE EQUITY FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               7.06%          14.48%          5.90%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     6.81           14.21             --             3.39%             2/4/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   0.67           12.87             --             2.71              2/4/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV2       6.00              --             --            12.55             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  6.00              --             --            12.55             6/26/06
----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX             5.49           12.83           5.92           Note 5              Note 5
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): I SHARES: GROSS 0.94%; NET 0.89%, A SHARES 1.14%, C SHARES 1.89%


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 3.50% FOR CLASS A SHARES AND 13.31% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Phoenix Insight Core
            Equity Fund Class I       S&P 500(R) Index
12/31/1997        10,000                 10,000
12/31/1998        12,503                 12,876
12/31/1999        14,573                 15,597
12/29/2000        13,455                 14,164
12/31/2001        11,799                 12,482
12/31/2002         9,022                  9,723
12/31/2003        11,772                 12,515
12/31/2004        13,340                 13,875
12/30/2005        14,537                 14,558
12/29/2006        16,569                 16,856
12/31/2007        17,740                 17,782


SECTOR WEIGHTINGS as of 12/31/07*
-------------------------------------------------
Information Technology                  17%
-------------------------------------------------
Financials                              15%
-------------------------------------------------
Health Care                             14%
-------------------------------------------------
Industrials                             13%
-------------------------------------------------
Energy                                  11%
-------------------------------------------------
Consumer Staples                         8%
-------------------------------------------------
Materials                                6%
-------------------------------------------------
Other (includes short-term investments) 16%
-------------------------------------------------
* % of total investments as of December 31, 2007.


          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                   TICKER SYMBOLS:
INSIGHT EMERGING MARKETS FUND                                  I Share: HIEMX
                                                               A Share: HEMZX
                                                               C Share: PICEX



| | PHOENIX INSIGHT EMERGING MARKETS FUND ("INSIGHT EMERGING MARKETS FUND," THE "FUND") seeks to provide capital appreciation.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 37.39%, Class A shares returned 37.16% and Class C shares returned 35.89%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49% and the MSCI Emerging Markets Free Index, which is the Fund's style-specific benchmark, returned 39.78%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | We continue to find attractive opportunities in countries with domestically-driven economies such as India and Brazil. Weakness in the Mexican market has created an opportunity to acquire some very attractive companies at inexpensive prices. We continue to look for opportunities in China, but finding reasonably priced companies that meet our strict criteria is an ongoing challenge. This also is the case in Russia.

| | The strong performance of our energy holdings in Brazil, financial holdings in India, and telecommunications holdings in China and India helped the Phoenix Insight Emerging Markets Fund outperform during the 4Q07.

| | Although the Fund provided investors with a respectable absolute return for the year ending 2007, it slightly underperformed the index for the full year period. The Fund's underperformance during the year can be attributed to two primary factors:

| | First, the Fund has less exposure to China than the index. Concerns about predictability, management, corporate governance, and other factors have caused us to have fewer Chinese names in our Fund than are included in the benchmark index. Although we were able to add Chinese names during periods of market weakness in 2007, and they often contributed handsomely to performance, it remains a challenge to find undervalued investment opportunities that meet our criteria for quality and predictability.

| | Second, during the first half of 2007, investors favored highly cyclical companies rather than higher quality companies like those held in the Emerging Markets Equity Fund. Our investment discipline does not allow us to speculate by investing in companies with high cyclical risk. Instead, we invest in businesses that we understand; companies that have strong earnings growth, stable profit margins, good management, and sound corporate governance.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.

THE ECONOMIES OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE.


          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS
INSIGHT EMERGING MARKETS FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES              37.39%          33.49%         12.84%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)    37.16           33.21             --            16.95%            8/11/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  29.27           31.64             --            16.13             8/11/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(4)    35.89              --             --            44.88             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4) 35.89              --             --            44.88             6/26/06
----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX             5.49           12.83           5.92           Note 5              Note 5
----------------------------------------------------------------------------------------------------------
MSCI EMERGING MARKETS
  FREE INDEX                39.78           37.46          14.53           NOTE 6              NOTE 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.38%; NET 1.33%, A SHARES 1.58%, C SHARES 2.33%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. 2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(2) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(3) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(4) THE INDEX RETURNED 3.12% FOR CLASS A SHARES AND 13.31% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(5) THE INDEX RETURNED 17.31% FOR CLASS A SHARES AND 49.79% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Phoenix Insight Emerging     MSCI Emerging
            Markets Fund Class I       Markets Index      S&P 500(R) Index
12/31/1997        10,000                    10,000              10,000
12/31/1998         6,884                     7,466              12,876
12/31/1999        11,325                    12,424              15,597
12/29/2000         8,091                     8,621              14,164
12/31/2001         8,043                     8,417              12,482
12/31/2002         7,895                     7,912               9,723
12/31/2003        11,930                    12,364              12,515
12/31/2004        14,321                    15,573              13,875
12/30/2005        18,793                    20,952              14,558
12/29/2006        24,356                    27,779              16,856
12/31/2007        33,463                    38,829              17,782


COUNTRY WEIGHTINGS as of 12/31/07*
------------------------------------------------------
India                                         26%
------------------------------------------------------
Brazil                                        24%
------------------------------------------------------
Mexico                                         8%
------------------------------------------------------
Hong Kong                                      7%
------------------------------------------------------
South Africa                                   6%
------------------------------------------------------
Malaysia                                       5%
------------------------------------------------------
South Korea                                    3%
------------------------------------------------------
Other (includes short-term investments)       21%
------------------------------------------------------
* % of total investments as of December 31, 2007.




          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                    TICKER SYMBOLS:
INSIGHT INDEX FUND                                              I Share: HIDIX
                                                                A Share: HIDAX



| | PHOENIX INSIGHT INDEX FUND ("INSIGHT INDEX FUND," THE "FUND") seeks to provide the return and risk characteristics of the S&P 500(R) Index.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 5.45% and Class A shares returned 5.18%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | The equity markets started the period in positive territory due to a favorable economic outlook. Despite investor fears over inflation, interest rates, energy prices, and the crumbling housing market, U.S. equity markets continued to advance during the first half of the year.

| | The markets rallied at the start of the third quarter, with several major market indexes hitting all-time highs by mid-July. However, the markets quickly turned negative as heightened concerns about the subprime mortgage crisis spilled into the global credit markets.

| | The U.S. Federal Reserve ("Fed") changed direction and lowered interest rates in an effort to: [1] help stabilize the credit markets; and [2] ease concerns about slower U.S. economic growth.

| | Large-cap and growth stocks fared better than their small-cap and value counterparts, as large-cap stocks outperformed small-cap issues for the first time in seven years.

| | Overall, issues with higher foreign sale exposure, low sensitivity to market volatility and higher returns on equity generated the strongest returns.

| | The Fund modestly underperformed the S&P 500 Index. As a passively managed index fund, the Fund's strategy is to replicate the returns of the S&P 500 Index. Therefore, neither issue selection nor sector allocation contributions materially differed from those of the Index.

| | Individual issues that made the largest weighted contribution to performance were Exxon Mobil, Apple Inc., Google Inc., Chevron Corp., and Microsoft Corp. Conversely, Citigroup, Bank of America, Merrill Lynch and American International Group detracted from results.





THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.


          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS
INSIGHT INDEX FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
-------------------------------------------------------------------------
                            1 year          5 year         10 year
-------------------------------------------------------------------------
CLASS I SHARES               5.45%          12.88%          5.75%
-------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     5.18           12.65           5.51
-------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  -0.87           11.33           4.89
-------------------------------------------------------------------------
S&P 500(R) Index             5.49           12.83           5.92
-------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): I SHARES: GROSS 0.53%; NET 0.48%, A SHARES 0.73%
-------------------------------------------------------------------------


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I and Class A shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Phoenix Insight Index     Phoenix Insight
               Fund Class A        Index Fund Class I       S&P 500(R) Index
12/31/1997         9,425                10,000                    10,000
12/31/1998        12,053                12,822                    12,876
12/31/1999        14,480                15,437                    15,597
12/29/2000        13,098                13,997                    14,164
12/31/2001        11,452                12,275                    12,482
12/31/2002         8,884                 9,549                     9,723
12/31/2003        11,355                12,234                    12,515
12/31/2004        12,514                13,516                    13,875
12/30/2005        13,157                14,243                    14,558
12/29/2006        15,324                16,594                    16,856
12/31/2007        16,118                17,497                    17,782



SECTOR WEIGHTINGS as of 12/31/07*
--------------------------------------------------------
Financials                                       16%
--------------------------------------------------------
Information Technology                           15%
--------------------------------------------------------
Energy                                           12%
--------------------------------------------------------
Health Care                                      11%
--------------------------------------------------------
Industrials                                      11%
--------------------------------------------------------
Consumer Staples                                 10%
--------------------------------------------------------
Consumer Discretionary                            8%
--------------------------------------------------------
Other (includes short-term investments)          17%
--------------------------------------------------------
* % of total investments as of December 31, 2007.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                    TICKER SYMBOLS:
INSIGHT SMALL-CAP GROWTH FUND                                   I Share: HSAIX
                                                                A Share: PSAAX
                                                                C Share: PSCAX




| | PHOENIX INSIGHT SMALL-CAP GROWTH FUND ("INSIGHT SMALL-CAP GROWTH FUND," THE "FUND") seeks to provide capital appreciation.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned -0.92%, Class A shares returned -1.21% and Class C shares returned -1.94%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49% and the Russell 2000(R) Growth Index, which is the Fund's style-specific benchmark, returned 7.05%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | Significant shifts in economic expectations occurred as 2007 progressed; In the first quarter, the market's focus on subprime mortgage concerns took a toll on financial stocks, resulting in a volatile and flat equity market.

| | The second quarter experienced thriving merger and acquisition activity, despite investor fears over inflation, interest rates, and the continued deterioration of the housing market.

| | In the third quarter, a liquidity freeze-up and credit market meltdown resulted in volatility in the markets, as investors reassessed their appetite for risk. Mergers and acquisitions came to a near standstill.

     These pressures motivated the Federal Reserve to lower interest rates, leading to a rally; yet overall, equity market sectors ultimately posted mixed results for the third quarter.

     Hedge funds were forced to unwind leveraged positions (sell long holdings and cover short positions) to raise liquidity; investment strategies that focused on attractive valuations and higher quality suffered.

| |  U.S. equity markets struggled during the fourth quarter as well.

     The uncertainty surrounding the real estate and subprime mortgage markets intensified.

     Energy prices continued to rise, causing a further dent in consumers' wallets.

| | The large-cap Russell 1000 Index ended in positive territory, while the small-cap Russell 2000 Index finished the year with a slight deficit.

| | Across all capitalization ranges, growth stocks generally outperformed value.

| | The third and fourth quarters took their toll on the Fund, during which time the hedge fund de-leveraging had a negative impact on the portfolio.

| | For the full year, the Fund's underperformance was driven by stock selection, particularly in the technology and industrials sectors. An overweight position in financials and an underweight within the health care sector also hurt results.

| | Strong issue selection within the health care and materials sectors aided performance. An overweight position in materials and an underweight in consumer discretionary also benefited the Fund, as these two sectors returned 29% and 16%, respectively.

| | Top performers within the portfolio during the fiscal year included medical instruments manufacturer Ventana Medical Systems (+101%), fertilizer producer CF Industries (+72%), and software provider Synchronoss Technologies (+95%).

| | Notable detractors included educational student travel provider Ambassadors Group (-51%), fitness operator Town Sports International (-58%), and weight management company NutriSystem (-57%).





THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS
INSIGHT SMALL-CAP GROWTH FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------
                                                          Inception         Inception
                            1 year          5 year       to 12/31/07          Date
----------------------------------------------------------------------------------------
CLASS I SHARES              -0.92%          14.92%          6.38%             1/8/01
----------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)    -1.21              --           5.41             6/26/06
----------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  -6.89              --           1.36             6/26/06
----------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(4)    -1.94              --           4.66             6/26/06
----------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4) -1.94              --           4.66             6/26/06
----------------------------------------------------------------------------------------
S&P 500(R) INDEX             5.49           12.83         NOTE 5              NOTE 5
----------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH
  INDEX                      7.05           16.50         NOTE 6              NOTE 6
----------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.20%; NET 1.07%, A SHARES: GROSS 1.40%;
NET 1.23%, C SHARES: GROSS 2.15%; NET 2.15%
----------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 3.58% FOR CLASS I SHARES AND 13.31% FOR CLASS A SHARES AND CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 5.65% FOR CLASS I SHARES AND 11.07% FOR CLASS A SHARES AND CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08 AND A CONTRACTUAL FEE LIMITATION OF TOTAL OPERATING EXPENSES THROUGH 12/31/07. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVERS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 1/8/01 (inception date of the class) in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Phoenix Insight Small-Cap   Russell 2000(R)
            Growth Fund Class I          Growth Index         S&P 500(R) Index
1/08/2001         10,000                    10,000                 10,000
12/31/2001         9,680                     9,810                  8,975
12/31/2002         7,680                     6,841                  6,991
12/31/2003        11,390                    10,162                  8,999
12/31/2004        13,710                    11,616                  9,976
12/30/2005        14,176                    12,098                 10,468
12/29/2006        15,539                    13,713                 12,120
12/31/2006        15,395                    14,679                 12,786



SECTOR WEIGHTINGS as of 12/31/07*
-------------------------------------------------------
Information Technology                       22%
-------------------------------------------------------
Industrials                                  19%
-------------------------------------------------------
Health Care                                  18%
-------------------------------------------------------
Consumer Discretionary                        9%
-------------------------------------------------------
Energy                                        8%
-------------------------------------------------------
Financials                                    6%
-------------------------------------------------------
Materials                                     5%
-------------------------------------------------------
Other (includes short-term investments)      13%
-------------------------------------------------------
* % of total investments as of December 31, 2007.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                    TICKER SYMBOLS:
INSIGHT SMALL-CAP OPPORTUNITY FUND                              I Share: HSCIX
                                                                A Share: HSCZX
                                                                C Share: POCZX




| | PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND ("INSIGHT SMALL-CAP OPPORTUNITY FUND," THE "FUND") seeks to provide capital appreciation.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned -10.33%, Class A shares returned -10.61% and Class C shares returned -11.26%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49% and the Russell 2000(R) Index, which is the Fund's style-specific benchmark, returned -1.57%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | Significant shifts in economic expectations occurred as 2007 progressed; In the first quarter, the market's focus on subprime mortgage concerns took a toll on financial stocks, resulting in a volatile and flat equity market.

| | The second quarter experienced thriving merger and acquisition activity, despite investor fears over inflation, interest rates, and the continued deterioration of the housing market.

| | In the third quarter, a liquidity freeze-up and credit market meltdown resulted in volatility in the markets, as investors reassessed their appetite for risk. Mergers and acquisitions came to a near standstill. These pressures motivated the Federal Reserve to lower interest rates, leading to a rally; yet overall, equity market sectors ultimately posted mixed results for the third quarter. Hedge funds were forced to unwind leveraged positions (sell long holdings and cover short positions) to raise liquidity; investment strategies that focused on attractive valuations and higher quality suffered.

| | U.S. equity markets struggled during the fourth quarter as well. The uncertainty surrounding the real estate and subprime mortgage markets intensified. Energy prices continued to rise, causing a further dent in consumers' wallets.

| | The large-cap Russell 1000 Index ended in positive territory, while the small-cap Russell 2000 Index finished the year with a slight deficit. Across all capitalization ranges, growth stocks generally outperformed value.

| | For full-year 2007, the Fund underperformed the Russell 2000 Index, as the hedge fund de-leveraging had a negative impact on the portfolio.

| | Also driving the Fund's underperformance was stock selection. Although our choices in the telecommunications services and materials sectors contributed, they were not enough to overcome the strong negative performance from portfolio holdings within the consumer discretionary, information technology and industrials sectors.

| | Sector attribution was positive in eight of the ten sectors, with an overweight position in materials and underweight in financials aiding the most.

| | Top performers within the Fund included integrated telecommunication and Internet provider Golden Telecom (+116%), agricultural chemical maker Terra Industries (+65%), and web-based communications provider Blue Coat Systems (+85%).

| | Notable detractors included department store operator Bon-Ton Stores (-76%), uranium provider USEC Corp. (-58%), and the operator of Sears Portrait Studios, CPI Corp. (-64%).





THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.




          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS
INSIGHT SMALL-CAP OPPORTUNITY FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year           5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               -10.33%          13.98%          8.34%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     -10.61           13.69             --             9.97%             3/4/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   -15.75           12.35             --             9.23              3/4/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     -11.26              --             --            -4.09             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  -11.26              --             --            -4.09             6/26/06
----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX               5.49           12.83           5.92           Note 5              Note 5
----------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX         -1.57           16.25           7.08           Note 6              Note 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.98%; NET 0.93%, A SHARES 1.18%, C SHARES 1.93%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 3.53% FOR CLASS A SHARES AND 13.31% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 9.19% FOR CLASS A SHARES AND 6.62% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Phoenix Insight
           Small-Cap Opportunity
                    Fund             Russell 2000(R) Index     S&P 500(R) Index
12/31/1997        10,000                   10,000                   10,000
12/31/1998        10,116                    9,745                   12,876
12/31/1999        14,176                   11,817                   15,597
12/29/2000        15,133                   11,460                   14,164
12/31/2001        13,673                   11,745                   12,482
12/31/2002        11,680                    9,339                    9,723
12/31/2003        17,755                   13,752                   12,515
12/31/2004        22,045                   16,273                   13,875
12/30/2005        23,049                   17,014                   14,558
12/29/2006        25,061                   20,139                   16,856
12/31/2007        22,472                   19,823                   17,782

SECTOR WEIGHTINGS as of 12/31/07*
---------------------------------------------------------
Information Technology                            15%
---------------------------------------------------------
Industrials                                       14%
---------------------------------------------------------
Financials                                        12%
---------------------------------------------------------
Health Care                                       12%
---------------------------------------------------------
Energy                                            11%
---------------------------------------------------------
Consumer Discretionary                            10%
---------------------------------------------------------
Materials                                          9%
---------------------------------------------------------
Other (includes short-term investments)           17%
---------------------------------------------------------
* % of total investments as of December 31, 2007.


          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                    TICKER SYMBOLS:
INSIGHT SMALL-CAP VALUE FUND                                    I Share: HSCVX
                                                                A Share: HSVZX
                                                                C Share: PCCZX



| | PHOENIX INSIGHT SMALL-CAP VALUE FUND ("INSIGHT SMALL-CAP VALUE FUND," THE "FUND") seeks to provide capital appreciation, with income as a secondary objective.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned -8.93%, Class A shares returned -9.17% and Class C shares returned -9.85%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49% and the Russell 2000(R) Value Index, which is the Fund's style-specific benchmark, returned -9.78%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | Significant shifts in economic expectations occurred as 2007 progressed; In the first quarter, the market's focus on subprime mortgage concerns took a toll on financial stocks, resulting in a volatile and flat equity market.

| | The second quarter experienced thriving merger and acquisition activity, despite investor fears over inflation, interest rates, and the continued deterioration of the housing market.

| | In the third quarter, a liquidity freeze-up and credit market meltdown resulted in volatility in the markets, as investors reassessed their appetite for risk. Mergers and acquisitions came to a near standstill. These pressures motivated the Federal Reserve to lower interest rates, leading to a rally; yet overall, equity market sectors ultimately posted mixed results for the third quarter. Hedge funds were forced to unwind leveraged positions (sell long holdings and cover short positions) to raise liquidity; investment strategies that focused on attractive valuations and higher quality suffered.

| | U.S. equity markets struggled during the fourth quarter as well. The uncertainty surrounding the real estate and subprime mortgage markets intensified. Energy prices continued to rise, causing a further dent in consumers' wallets.

| | The large-cap Russell 1000 Index ended in positive territory, while the small-cap Russell 2000 Index finished the year with a slight deficit.

| | Across all capitalization ranges, growth stocks generally outperformed value. The Fund's outperformance was aided by favorable stock selection, particularly in the financial and consumer discretionary sectors. Overweight positions in both materials and energy also added to performance, as these were two of the best-performing sectors during 2007.

| | An overweight position in consumer discretionary and negative stock selection within the materials sector hurt results during the period.

| | Top performers within the Fund included industrial controls manufacturer Woodward Governor (+72%), specialty chemicals producer Koppers Holdings (+70%) and apparel maker Warnaco Group (+37%).

| | Notable detractors included industrial materials producer Spartech (-45%), cable provider Mediacom Communications (-40%) and children's products manufacturer RC2 (-36%).





THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.





          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS
INSIGHT SMALL-CAP VALUE FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES              -8.93%          15.19%          9.26%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)    -9.17           14.90             --            11.98%            8/17/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4) -14.39           13.55             --            11.19             8/17/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)    -9.85              --             --            -0.63             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4) -9.85              --             --            -0.63             6/26/06
----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX             5.49           12.83           5.92           NOTE 5              NOTE 5
----------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) VALUE
  INDEX                     -9.78           15.80           9.06           NOTE 6              NOTE 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.95%; NET 0.90%, A SHARES 1.15%, C SHARES 1.90%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 2.72% FOR CLASS A SHARES AND 13.31% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS. 6 THE INDEX RETURNED 11.65% FOR CLASS A SHARES AND 2.03% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.



GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Phoenix Insight Small-Cap   Russell 2000(R)
           Value Fund Class I           Value Index           S&P 500(R) Index
12/31/1997        10,000                   10,000                   10,000
12/31/1998         9,607                    9,355                   12,876
12/31/1999         9,654                    9,216                   15,597
12/29/2000        12,980                   11,319                   14,164
12/31/2001        13,703                   12,907                   12,482
12/31/2002        11,954                   11,432                    9,723
12/31/2003        17,099                   16,694                   12,515
12/31/2004        22,045                   20,408                   13,875
12/30/2005        24,007                   21,368                   14,558
12/29/2006        26,627                   26,385                   16,856
12/31/2007        24,248                   23,806                   17,782


SECTOR WEIGHTINGS as of 12/31/07*
----------------------------------------------------
Financials                                   25%
----------------------------------------------------
Information Technology                       12%
----------------------------------------------------
Energy                                       12%
----------------------------------------------------
Materials                                    11%
----------------------------------------------------
Consumer Discretionary                       10%
----------------------------------------------------
Industrials                                   9%
----------------------------------------------------
Health Care                                   7%
----------------------------------------------------
Other (includes short-term investments)      14%
----------------------------------------------------
* % of total investments as of December 31, 2007.






          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                 TICKER SYMBOLS:
INSIGHT VALUE EQUITY FUND                                    I Share: HEQIX
                                                             A Share: HIEZX
                                                             C Share: PIQCX




| | PHOENIX INSIGHT VALUE EQUITY FUND ("INSIGHT EQUITY FUND," THE "FUND") seeks to provide capital appreciation and current income.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 10.10%, Class A shares returned 9.82% and Class C shares returned 8.92%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.49% and the Russell 1000(R) Value Index, which is the Fund's style-specific benchmark, returned -0.17%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | The equity markets started the period in positive territory due to a favorable economic outlook. Despite investor fears over inflation, interest rates, energy prices, and the crumbling housing market, U.S. equity markets continued to advance during the first half of the year.


| | The markets rallied at the start of the third quarter, with several major market indexes hitting all-time highs by mid-July. However, the markets quickly turned negative as heightened concerns about the subprime mortgage crisis spilled into the global credit markets.

| | The U.S. Federal Reserve ("Fed") changed direction and lowered interest rates in an effort to: [1] help stabilize the credit markets; and [2] ease concerns about slower U.S. economic growth.

| | Large-cap and growth stocks fared better than their small-cap and value counterparts, as large-cap stocks outperformed small-cap issues for the first time in seven years.

| | Overall, issues with higher foreign sale exposure, low sensitivity to market volatility and higher returns on equity generated the strongest returns.

| | Stock selection -- and to a lesser extent, sector allocation -- contributed strongly to returns for the full year. The portfolio primarily benefited from an underweighting position (relative to the benchmark) in financials -- specifically, money center and regional banks. Strong stock selection and an overweight in materials issues also contributed to results.

| | Individual issues that made the largest weighted contribution to full-year performance were Exxon Mobil, Lyondell Chemical, United States Steel, Marathon Oil and Unilever N.V.

| | Citigroup, WellCare and Bank of America detracted from the Fund's 2007 results.




THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.





          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS
INSIGHT VALUE EQUITY FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES              10.10%          16.94%          7.33%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     9.82           16.65             --             6.53%            2/11/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   3.51           15.27             --             5.82             2/11/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     8.92              --             --            13.58             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  8.92              --             --            13.58             6/26/06
----------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX             5.49           12.83           5.92           NOTE 5              NOTE 5
----------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE
  INDEX                     -0.17           14.63           7.68           NOTE 6              NOTE 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.93%; NET 0.88%, A SHARES 1.13%, C SHARES 1.88%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 3.45% FOR CLASS A SHARES AND 13.31% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 6.96% FOR CLASS A SHARES AND 10.08% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Phoenix Insight Value      Russell 1000(R)
            Equity Fund Class I        Value Index            S&P 500(R) Index
12/31/1997        10,000                   10,000                   10,000
12/31/1998        11,380                   11,563                   12,876
12/31/1999        11,202                   12,413                   15,597
12/29/2000        12,153                   13,283                   14,164
12/31/2001        11,788                   12,541                   12,482
12/31/2002         9,314                   10,594                    9,723
12/31/2003        11,985                   13,775                   12,515
12/31/2004        14,159                   16,048                   13,875
12/30/2005        15,931                   17,179                   14,558
12/29/2006        18,499                   21,001                   16,856
12/29/2007        20,368                   20,965                   17,782


SECTOR WEIGHTINGS as of 12/31/07*
-------------------------------------------------
Financials                               24%
-------------------------------------------------
Energy                                    7%
-------------------------------------------------
Materials                                 9%
-------------------------------------------------
Industrials                               9%
-------------------------------------------------
Health Care                               8%
-------------------------------------------------
Consumer Staples                          8%
-------------------------------------------------
Telecommunication Services                8%
-------------------------------------------------
Other (includes short-term investments)  17%
-------------------------------------------------
* % of total investments as of December 31, 2007.


          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                              TICKER SYMBOLS:
INSIGHT BOND FUND                                               I Share: HTBIX
                                                                A Share: HTBZX
                                                                C Share: PBICX



| | PHOENIX INSIGHT BOND FUND ("INSIGHT BOND FUND," THE "FUND") seeks to provide a high level of total return, including a competitive level of current income.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 3.28%, Class A shares returned 3.02% and Class C shares returned 2.26%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 6.97%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | The subprime mortgage crisis, and the accompanying global credit crunch, dominated the performance of the fixed income markets in 2007. The result was the dramatic underperformance of spread products. Corporate bonds, and to a lesser extent mortgage backed securities, lagged risk free U.S. Treasury bonds substantially. With a 4.11% total return, the credit sector underperformed similar duration Treasuries by 4.64%. Federal agency backed mortgage pass-throughs, generally a defensive investment, lagged as well, underperforming risk free Treasuries by 2%. High yield bonds suffered the most. For the first time in several years, High Yield bonds underperformed the rest of the fixed income markets generating index returns of -1.19%, 11% behind risk free Treasuries.

| | The turmoil in the spread markets produced a flight to quality that drove Treasury bond yields lower. The yield on the benchmark 10 year fell 65 basis points, from 4.68% to 4.03%. Short term rates dropped even more dramatically, falling from 4.79% to 3.05%.

| | We began the calendar year 2007 with an investment posture that was neutral with respect to both direction of interest rates and the shape of the yield curve. Our view on rates became more bullish as the year progressed and we began to anticipate the credit problems that the subprime mortgage crisis would bring. In response, we extended duration during the second half of the year. In addition, our yield curve view moved from neutral to a steepening bias. We are fortunate that our views on both the direction of rates, as well as the shape of the yield curve were able to generate excess return for the portfolios.

| | We moderated our corporate credit posture substantially during the year, halving our exposure to hybrid securities, and reducing our overall credit risk as the year progressed. We finished 2007 with a 5% overweight in investment grade credit, and a neutral exposure to mortgages. We were fortunate to avoid homebuilders and dedicated subprime lenders, though the performance of the high quality financial sector acted as a drag on performance. We also cut our high yield exposure, ending the year with a 5% market value exposure, down from 15% at the beginning of the year.

| | Unfortunately, the benefits of falling rates and a steepening yield curve were offset by the impact of credit exposures borne by the fund. The portfolio's subprime mortgage exposure had the greatest negative impact on performance, followed to a lesser extent by that of high yield.


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.




          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS
INSIGHT BOND FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               3.28%           3.51%          5.17%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     3.02            3.25             --             4.77%            2/17/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  -1.87            2.25             --             4.20             2/17/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     2.26              --             --             5.10             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  2.26              --             --             5.10             6/26/06
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
  BOND INDEX                 6.97            4.42           5.97           NOTE 5              NOTE 5
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): I SHARES: GROSS 0.73%; NET 0.57%, A SHARES: GROSS 0.93%; NET 0.84%, C SHARES:
GROSS 1.68%; NET 1.59%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 5.79% FOR CLASS A SHARES AND 8.47% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08 AND A CONTRACTUAL FEE LIMITATION OF TOTAL OPERATING EXPENSES THROUGH 12/31/07. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVERS.



GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Phoenix Insight Bond       Lehman Brothers
                Fund Class I         Aggregate Bond Index
12/31/1997        10,000                   10,000
12/31/1998        10,712                   10,869
12/31/1999        10,615                   10,779
12/29/2000        12,001                   12,032
12/31/2001        12,999                   13,048
12/31/2002        13,932                   14,387
12/31/2003        14,479                   14,977
12/31/2004        15,069                   15,627
12/30/2005        15,437                   16,007
12/29/2006        16,030                   16,700
12/31/2007        16,556                   17,864


SECTOR WEIGHTINGS as of 12/31/07*
----------------------------------------------------------------
Agency Mortgage-Backed Securities                      30%
----------------------------------------------------------------
Domestic Corporate Bonds                               27%
----------------------------------------------------------------
U.S. Government Securities                             11%
----------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                  11%
----------------------------------------------------------------
Foreign Common Stocks                                   7%
----------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                   1%
----------------------------------------------------------------
Other (includes short-term investments)                13%
----------------------------------------------------------------
* % of total investments as of December 31, 2007.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                              TICKER SYMBOLS:
INSIGHT HIGH YIELD BOND FUND                                    I Share: HHYIX
                                                                A Share: HHYZX
                                                                C Share: PYHCX



| | PHOENIX INSIGHT HIGH YIELD BOND FUND ("INSIGHT HIGH YIELD BOND FUND," THE "FUND") seeks to provide a high level of total return through a combination of income and capital appreciation.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 2.52%, Class A shares returned 2.34% and Class C shares returned 1.50% For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 6.97% and the Lehman Brothers High Yield 2% Issuer Cap Index, which is the Fund's style-specific benchmark, returned 2.26%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | During the first half of the fiscal year, the bond markets were generally stable as the economy and corporate profits were strong. However, during the second half of the year, the markets were quite volatile as a result of a crisis in the sub prime mortgage market and related fears of a global credit crunch. In response, beginning in September, the Federal Reserve lowered short-term rates to alleviate the credit crunch and boost the U.S. economy, which appeared to be sagging. However, by year-end, the economy appeared headed toward a recession.

| | The weak economic outlook and the shedding of risky assets led to a major rally in treasury bonds in the later part of the fiscal year. In contrast, after a strong first half, the high yield bond market underwent a substantial correction in the second half of the year.

| | The market was adversely affected by recession fears, and the continued fallout from the global credit crunch, which resulted in a pullback from risky assets such as high yield securities. Furthermore, technical conditions in the high yield market were unattractive due to an overhang of supply from bridged leveraged buyout financings.

| | For the period, the Fund's performance benefited primarily from good individual credit selection and an overweight in single B rated bonds, which outperformed the overall market. The Fund's substantial underweight to lower-rated bonds (Caa and below) also positively affected its performance as bonds in this credit tier meaningfully under performed the overall market. Our underweight in lower-rated bonds is part of our ongoing, long-term strategy, which favors higher-quality high yield issues.

| | In terms of credit selection, we benefited from a number of credits that outperformed the market across a number of sectors. The sources of the outperformance stemmed from a variety of factors including improving credit quality, superior relative value, and bond tenders related to mergers and acquisition activity. In terms of industry sectors, the Fund particularly benefited from its overweight in basic industries and technology but was hurt by its underweight in energy and utilities.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.


PORTFOLIOS THAT INVEST IN HIGH YIELD SECURITIES ARE SUBJECT TO GREATER CREDIT RISK AND PRICE FLUCTUATION THAN PORTFOLIOS THAT INVEST IN HIGHER QUALITY SECURITIES.


FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.





          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS
INSIGHT HIGH YIELD BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
-----------------------------------------------------------------------------------------
                                                             Inception         Inception
                            1 year          5 year          to 12/31/07          Date
-----------------------------------------------------------------------------------------
CLASS I SHARES               2.52%           7.95%            8.29%            9/20/02
-----------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     2.34              --             6.05             5/17/04
-----------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  -2.52              --             4.64             5/17/04
-----------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     1.50              --             5.71             6/26/06
-----------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  1.50              --             5.71             6/26/06
-----------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
  BOND INDEX                 6.97            4.42           NOTE 5              NOTE 5
-----------------------------------------------------------------------------------------
LEHMAN BROTHERS HIGH YIELD
  BOND 2% ISSUER CAP INDEX   2.26           10.74           NOTE 6              NOTE 6
-----------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.75%; NET 0.70%, A SHARES 0.95%, C SHARES 1.70%
-----------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 4.56% FOR CLASS I SHARES, 5.21% FOR CLASS A SHARES AND 8.47% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 11.05% FOR CLASS I SHARES, 7.84% FOR CLASS A SHARES AND 7.29% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 9/20/02 (inception date of the class) in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Lehman Brothers High
         Phoenix Insight High Yield      Yield Bond 2%      Lehman Brothers
            Bond Fund Class I         Issuer Cap Index    Aggregate Bond Index
9/20/2002         10,000                   10,000                 10,000
12/31/2002        10,390                   10,443                 10,195
12/31/2003        12,275                   13,449                 10,613
12/31/2004        13,582                   14,947                 11,073
12/30/2005        13,845                   15,359                 11,342
12/29/2006        14,858                   17,011                 11,834
12/31/2007        15,232                   17,396                 12,658


SECTOR WEIGHTINGS as of 12/31/07*
----------------------------------------------------------
Domestic Corporate Bonds                           84%
----------------------------------------------------------
Foreign Corporate Bonds                             8%
----------------------------------------------------------
Other (includes short-term investments)             8%
----------------------------------------------------------
* % of total investments as of December 31, 2007.





          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                              TICKER SYMBOLS:
INSIGHT INTERMEDIATE GOVERNMENT BOND FUND                       I Share: HIGIX
                                                                A Share: HIGZX





| | PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND ("INSIGHT INTERMEDIATE GOVERNMENT BOND FUND," THE "FUND") seeks to provide a high level of current income, consistent with preservation of capital.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 6.98% and Class A shares returned 6.72%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 6.97% and the Lehman Brothers Intermediate Government Bond Index, which is the Fund's style-specific benchmark, returned 8.47%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | There was a flight to quality rally that was caused by investor fears over subprime mortgage defaults, SIV (structured investment vehicle) illiquidity, potential downgrades by bond insurers and bank write-offs.

| | U.S. Treasury securities posted returns of 9.01% for 2007, assisted by three Federal Reserve rate cuts totaling 100 basis points (bps) in the second half of the year. Two-year yields ended the year at 3.05%, a 175 basis point decline, while 10-year yields fell 68 bps, steepening the 2/10 maturity curve to 98 bps from -10 bps at year-end 2006.

| | The spread sectors did not fare as well, as the same conditions that triggered the Treasury flight to quality wreaked havoc with any sector having exposure to the economy. ABS (asset-backed securities), CMBS (commercial mortgage-backed securities), corporate bonds and agency-backed debt and residential mortgages all posted large negative excess returns for the year.

| | Most telling was the home equity loan sector's November excess returns of -821 bps, which were the worst in the sector's nearly two-decade history. The de-leveraging of CDOs (collateralized debt obligations) and SIV-structured debt created an environment where supply far outpaced demand
     - leading to a dramatic re-pricing of securities.

| | The Fund maintained a neutral duration during most of the year, with a modest overweight in three- to five-year maturities. That bullet position enhanced returns with the steepening yield curve. The Fund's overweight in agency debt as well as agency-backed commercial and residential mortgages hindered performance, as all underperformed comparable-duration Treasuries.





THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


THE FUND INVESTS IN SECURITIES GUARANTEED BY THE US GOVERNMENT AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL, HOWEVER, SHARES OF THE FUND ARE NOT INSURED NOR GUARANTEED.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS
INSIGHT INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               6.98%           3.85%          5.65%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(4)     6.72            3.59             --             5.30%            2/11/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   1.65            2.58             --             4.72             2/11/99
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
  BOND INDEX                 6.97            4.42           5.97             5.77             2/11/99
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT BOND INDEX      8.47            3.69           5.55             5.32             2/11/99
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): I SHARES: GROSS 0.97%; NET 0.47%, A SHARES: GROSS 1.17%; NET 0.74%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08 AND A CONTRACTUAL FEE LIMITATION OF TOTAL OPERATING EXPENSES THROUGH 12/31/07. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVERS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Phoenix Insight
              Intermediate             Lehman Brothers
           Government Bond Fund    Intermediate Government     Lehman Brothers
                 Class I                 Bond Index         Aggregate Bond Index
12/31/1997        10,000                   10,000                  10,000
12/31/1998        10,745                   10,849                  10,869
12/31/1999        10,659                   10,901                  10,779
12/29/2000        12,064                   12,043                  12,032
12/31/2001        12,997                   13,057                  13,048
12/31/2002        14,348                   14,315                  14,387
12/31/2003        14,693                   14,643                  14,977
12/31/2004        15,142                   14,985                  15,627
12/30/2005        15,518                   15,237                  16,007
12/29/2006        16,196                   15,823                  16,700
12/31/2007        17,327                   17,162                  17,864



SECTOR WEIGHTINGS as of 12/31/07*
----------------------------------------------------------------
Agency Mortgage-Backed Securities                           36%
----------------------------------------------------------------
Agency Non-Mortgage-Backed Securities                       26%
----------------------------------------------------------------
U.S. Government Securities                                  16%
----------------------------------------------------------------
Asset-Backed Securities                                      5%
----------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                        2%
----------------------------------------------------------------
Other (includes short-term investments)                     15%
----------------------------------------------------------------
* % of total investments as of December 31, 2007.





          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                              TICKER SYMBOLS:
INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND                       I Share: HIXIX
                                                                A Share: HIXZX
                                                                C Share: PCXIX



| | PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND ("INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND," THE "FUND") seeks to provide a high level of current income that is exempt from federal income tax.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 3.43%, Class A shares returned 3.27% and Class C shares returned 2.39%.

     For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 6.97% and the Lehman Brothers 3-15 Year Blend Muni Bond Index, which is the Fund's style-specific benchmark, returned 4.46%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | Municipal bonds performed relatively well in 2007, despite a somewhat volatile marketplace. Positive returns were posted against a backdrop of modest economic growth, rising commodity prices, accelerating inflation readings and a deteriorating housing market.

| | Municipal yields did not decline as much as Treasury yields in 2007 amid the flight to quality, credit spread widening and the unwinding of many hedge funds from the municipal market.

| | In 2007, municipal new issue volume was a record $428 billion, 10% more than 2006 and almost 5% more than the previous record set in 2005. Refunding volume was strong, while the final two months of the year experienced a sharp drop compared to 2006.

| | With the exception of FSA, during 2007, the major bond insurers came under considerable financial pressure as a result of their guarantees and exposure to the subprime housing market. The affected insurers are required to raise additional capital to maintain their AAA ratings.

| | In 2007, total rate of return favored higher-quality securities (where the Fund is overweight). Investors were rewarded for avoiding the high-yield sector, particularly tobacco. Turmoil in the credit markets and a liquidity crunch resulted in the lowest-rated bonds underperforming the most.

| | The Fund is overweight premium structures, which enhanced performance. Within the investment-grade sector of the municipal market, coupon income was a larger contributor to total return than price appreciation.

| | The Fund remains vigilant against the prospect of higher interest rates and favors: high-quality, liquid structures; and essential purpose revenue bonds, which are issued for projects such as the construction of toll roads. These bonds are largely immune from economic swings and benefit from a defined, segregated flow of revenue payments.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


INCOME FROM THE FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES AND THE ALTERNATIVE MINIMUM TAX, IF APPLICABLE.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS
INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                          Inception         Inception
                            1 year          5 year         10 year       to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               3.43%           3.54%          4.83%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     3.27            3.29             --             4.27%            1/16/01
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  -1.64            2.29             --             3.54             1/16/01
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     2.39              --             --             4.19             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  2.39              --             --             4.19             6/26/06
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
  BOND INDEX                 6.97            4.42           5.97           NOTE 5              NOTE 5
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 3-15 YEAR
  BLEND MUNI BOND INDEX      4.46            3.95           5.01           NOTE 6              NOTE 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.67%; NET 0.51%, A SHARES: GROSS 0.87%; NET 0.83%, C SHARES:
GROSS 1.62%; NET 1.61%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 5.77% FOR CLASS A SHARES AND 8.47% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 4.80% FOR CLASS A SHARES AND 5.70% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08 AND A CONTRACTUAL FEE LIMITATION OF TOTAL OPERATING EXPENSES THROUGH 12/31/07. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVERS.



GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Phoenix Insight
               Intermediate            Lehman Brothers
            Tax-Exempt Bond Fund      Muni Bond 3-15         Lehman Brothers
                 Class I              Year Blend Index     Aggregate Bond Index
12/31/1997        10,000                  10,000                  10,000
12/31/1998        10,494                  10,636                  10,869
12/31/1999        10,448                  10,587                  10,779
12/29/2000        11,620                  11,637                  12,032
12/31/2001        12,268                  12,251                  13,048
12/31/2002        13,473                  13,434                  14,387
12/31/2003        14,098                  14,121                  14,977
12/31/2004        14,523                  14,652                  15,627
12/30/2005        14,841                  14,982                  16,007
12/29/2006        15,502                  15,607                  16,700
12/31/2007        16,034                  16,303                  17,864


STATE WEIGHTINGS as of 12/31/07*
-------------------------------------------------
Illinois                                    18%
-------------------------------------------------
Alabama                                     10%
-------------------------------------------------
Ohio                                        10%
-------------------------------------------------
Michigan                                     9%
-------------------------------------------------
California                                   7%
-------------------------------------------------
Texas                                        7%
-------------------------------------------------
New York                                     6%
-------------------------------------------------
Other (includes short-term investments)     33%
-------------------------------------------------
* % of total investments as of December 31, 2007.





          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                             TICKER SYMBOLS:
INSIGHT SHORT/INTERMEDIATE BOND FUND                           I Share: HIBIX
                                                               A Share: HIMZX
                                                               C Share: PCMZX




| | PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND ("INSIGHT SHORT/INTERMEDIATE BOND FUND," THE "FUND") seeks to provide a high level of total return, including a competitive level of current income.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 4.59%, Class A shares returned 4.33% and Class C shares returned 3.56%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 6.97% and the Lehman Brothers Intermediate Government/Credit Bond Index, which is the Fund's style-specific benchmark, returned 7.39%. ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | When measured using excess returns above comparable maturity Treasuries, 2007 was the worst year on record for spread sector performance.

| | The combination of a weakening economy, broad geopolitical risk, financial sector woes and a full-blown credit crisis sparked by the subprime mortgage catastrophe caused a flight to quality that was restricted to U.S. Treasuries.

| | By year end, an inadequate supply of liquidity choked off activity in the secondary markets for risky assets and price discovery was strained in all but agency-backed assets.

| | The Fund's strategy of favoring high-quality, fundamentally sound securitized issues as alternatives to 1- to 3-year Treasuries was a detriment in 2007, as even these top-rated issues suffered from the liquidity implosion in the short-term markets. In addition, security selection in financial credits detracted from the Fund's full-year returns.

| | On the positive side, the team's bulleted term structure continued to add value, as short-intermediate maturities outperformed against the year's yield curve steepening backdrop.

| | Still, the Fund's short-intermediate bias consistently positioned it at a shorter duration than its intermediate market benchmark. Consequently, as rates across the curve declined sharply, the Fund's return from price appreciation lagged.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.


AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS
INSIGHT SHORT/INTERMEDIATE BOND FUND (CONTINUED)



AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                           Inception         Inception
                            1 year          5 year         10 year        to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               4.59%           3.44%          4.93%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     4.33            3.18             --             4.48%            7/21/99
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  -0.62            2.18             --             4.08             7/21/99
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     3.56              --             --             4.99             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  3.56              --             --             4.99             6/26/06
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
  BOND INDEX                 6.97            4.42           5.97           NOTE 5              NOTE 5
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT/CREDIT
  BOND INDEX                 7.39            4.06           5.76           NOTE 6              NOTE 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.78%; NET 0.63%, A SHARES: GROSS 0.98%; NET 0.91%, C SHARES:
GROSS 1.73%; NET 1.70%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 6.13% FOR CLASS A SHARES AND 8.47% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 5.81% FOR CLASS A SHARES AND 8.07% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08 AND A CONTRACTUAL FEE LIMITATION OF TOTAL OPERATING EXPENSES THROUGH 12/31/07. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVERS.



GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Lehman Brothers
          Phoenix Insight Short/        Intermediate
            Intermediate Bond         Government/Credit      Lehman Brothers
              Fund Class I               Bond Index        Aggregate Bond Index
12/31/1997        10,000                  10,000                  10,000
12/31/1998        10,701                  10,844                  10,869
12/31/1999        10,788                  10,885                  10,779
12/29/2000        11,910                  11,986                  12,032
12/31/2001        12,847                  13,060                  13,048
12/31/2002        13,670                  14,345                  14,387
12/31/2003        14,231                  14,963                  14,977
12/31/2004        14,647                  15,418                  15,627
12/30/2005        14,846                  15,661                  16,007
12/29/2006        15,477                  16,300                  16,700
12/31/2007        16,188                  17,504                  17,864


SECTOR WEIGHTINGS as of 12/31/07*
-------------------------------------------------------------
Domestic Corporate Bonds                              43%
-------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                 18%
-------------------------------------------------------------
Agency Mortgage-Backed Securities                     13%
-------------------------------------------------------------
Asset-Backed Securities                               10%
-------------------------------------------------------------
U.S. Government Securities                             6%
-------------------------------------------------------------
Agency Non-Mortgage-Backed Securities                  2%
-------------------------------------------------------------
Foreign Corporate Bonds                                2%
-------------------------------------------------------------
Other (includes short-term investments)                6%
-------------------------------------------------------------
* % of total investments as of December 31, 2007.


          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                              TICKER SYMBOLS:
INSIGHT TAX-EXEMPT BOND FUND                                    I Share: HXBIX
                                                                A Share: HXBZX
                                                                C Share: PXCZX




| | PHOENIX INSIGHT TAX-EXEMPT BOND FUND ("INSIGHT TAX-EXEMPT BOND FUND," THE "FUND") seeks to provide a high level of currrent income that is exempt from federal income tax.

| | For the fiscal year ended December 31, 2007, the Fund's Class I shares returned 3.45%, Class A shares returned 3.09% and Class C shares returned 2.33%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 6.97% and the Lehman Brothers Municipal Bond Index, which is the Fund's style-specific benchmark, returned 3.36%. ALL PERFORMANCE FIGURES AS SUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

| | Municipal bonds performed relatively well in 2007, despite a somewhat volatile marketplace. Positive returns were posted against a backdrop of modest economic growth, rising commodity prices, accelerating inflation readings and a deteriorating housing market.

| | Municipal yields did not decline as much as Treasury yields in 2007 amid the flight to quality, credit spread widening and the unwinding of many hedge funds from the municipal market.

| | In 2007, municipal new issue volume was a record $428 billion, 10% more than 2006 and almost 5% more than the previous record set in 2005. Refunding volume was strong, while the final two months of the year experienced a sharp drop compared to 2006.

| | With the exception of FSA, during 2007, the major bond insurers came under considerable financial pressure as a result of their guarantees and exposure to the subprime housing market. The affected insurers are required to raise additional capital to maintain their AAA ratings.

| | In 2007, total rate of return favored higher-quality securities (where the Fund is overweight). Investors were rewarded for avoiding the high-yield sector, particularly tobacco. Turmoil in the credit markets and a liquidity crunch resulted in the lowest-rated bonds underperforming the most.

| | The Fund is overweight premium structures, which enhanced performance. Within the investment-grade sector of the municipal market, coupon income was a larger contributor to total return than price appreciation.

| | The Fund remains vigilant against the prospect of higher interest rates and favors: high-quality, liquid structures; and essential purpose revenue bonds, which are issued for projects such as the construction of toll roads. These bonds are largely immune from economic swings and benefit from a defined, segregated flow of revenue payments.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INCOME FROM THE FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES AND THE ALTERNATIVE MINIMUM TAX, IF APPLICABLE.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS
INSIGHT TAX-EXEMPT BOND FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
----------------------------------------------------------------------------------------------------------
                                                                            Inception         Inception
                            1 year          5 year         10 year         to 12/31/07          Date
----------------------------------------------------------------------------------------------------------
CLASS I SHARES               3.45%           4.02%          5.28%              --                  --
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     3.09            3.77             --             5.08%            1/30/01
----------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)  -1.80            2.76             --             4.35             1/30/01
----------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     2.33              --             --             4.30             6/26/06
----------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  2.33              --             --             4.30             6/26/06
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
  BOND INDEX                 6.97            4.42           5.97           NOTE 5              NOTE 5
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL
  BOND INDEX                 3.36            4.30           5.18           NOTE 6              NOTE 6
----------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.75%; NET 0.54%, A SHARES: GROSS 0.95%; NET 0.85%, C SHARES:
GROSS 1.70%; NET 1.61%
----------------------------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 5.70% FOR CLASS A SHARES AND 8.47% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 5.09% FOR CLASS A SHARES AND 5.39% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08 AND A CONTRACTUAL FEE LIMITATION OF TOTAL OPERATING EXPENSES THROUGH 12/31/07. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVERS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/97 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Phoenix Insight     Lehman Brothers      Lehman Brothers
                     Tax-Exempt           Municipal           Aggregate
                   Bond Fund Class I     Bond Index          Bond Index
12/31/1997            10,000                10,000             10,000
12/31/1998            10,488                10,648             10,869
12/31/1999            10,166                10,428             10,779
12/29/2000            11,631                11,647             12,032
12/31/2001            12,331                12,244             13,048
12/31/2002            13,739                13,421             14,387
12/31/2003            14,537                14,134             14,977
12/31/2004            15,040                14,767             15,627
12/30/2005            15,454                15,286             16,007
12/29/2006            16,175                16,026             16,700
12/31/2007            16,734                16,565             17,864


STATE WEIGHTINGS as of 12/31/07*
--------------------------------------------------------
Illinois                                          17%
--------------------------------------------------------
New Jersey                                        10%
--------------------------------------------------------
Kentucky                                           6%
--------------------------------------------------------
California                                         5%
--------------------------------------------------------
Michigan                                           5%
--------------------------------------------------------
Louisiana                                          5%
--------------------------------------------------------
Nebraska                                           4%
--------------------------------------------------------
Other (includes short-term investments)           48%
--------------------------------------------------------
* % of total investments as of December 31, 2007.




          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

MONEY MARKET FUNDS                                              TICKER SYMBOLS:
INSIGHT GOVERNMENT MONEY MARKET FUND                            I Share: HGCXX
                                                                A Share: HIGXX




| | PHOENIX INSIGHT GOVERNMENT MONEYMARKET FUND ("INSIGHT GOVERNMENT MONEY MARKET FUND," THE "FUND") seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

| | In the first seven months, money market funds were relatively calm, as yields generally stayed within a ten basis point range. The Federal Reserve ("Fed") kept the federal funds rate at 5.25% (a rate last touched in June of 2006). The short-term market was filled with issuance and continued speculation about economic changes on the horizon.

| | As the summer of 2007 wound down, subprime loan delinquencies started to surface and the performance of mortgage- and asset-backed securities began to suffer. Eventually, asset-backed commercial paper and structured investment vehicles were affected.

| | A complete freeze-up in liquidity caused the Fed to step in to inject funding into the system. The Fed lowered both the discount and federal funds rates in the third quarter -- and by more than the markets expected at the time.

| | By year end, money market funds enjoyed their best year for asset flows in over three decades.

| | The main factors that affected Fund results were a spillover of the credit/liquidity crunch of the third and fourth quarters of 2007.

| | Because of the unnecessary short-term abandonment of all credit securities, much stress was put on the U.S. Agency, Treasury, and repo markets. These are the main staples of the Fund and these developments, combined with four Fed rate cuts in the final months of 2007, caused the Fund to finish the year much lower than where it started.

| | The Fund weathered the subprime storm well, with ample amounts of liquidity, as well as a small amount of asset growth. Despite the challenges in the latter part of the fiscal year, the Fund maintained top quartile performance ranking within the top 18% of the funds within its peer group.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


THE FUND INVESTS IN SECURITIES GUARANTEED BY THE US GOVERNMENT AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL, HOWEVER, SHARES OF THE FUND ARE NOT INSURED NOR GUARANTEED.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

MONEY MARKET FUNDS
INSIGHT GOVERNMENT MONEY MARKET FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
-------------------------------------------------------------------

                            1 year          5 year         10 year
-------------------------------------------------------------------
CLASS I SHARES               5.07%           3.05%          3.75%
-------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     4.71            2.73           3.42
-------------------------------------------------------------------
FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.30%; NET 0.25%,
A SHARES: 0.60%
-------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE).
(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


SECTOR WEIGHTINGS as of 12/31/07*
-------------------------------------------------
Federal Agency Securities                  51%
-------------------------------------------------
Repurchase Agreements                      49%
-------------------------------------------------
* % of total investments as of December 31, 2007.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

MONEY MARKET FUNDS                                              TICKER SYMBOLS:
INSIGHT MONEY MARKET FUND                                       I Share: HACXX
                                                                A Share: HICXX
                                                                E Share: HECXX




| | PHOENIX INSIGHT MONEY MARKET FUND ("INSIGHT MONEY MARKET FUND," THE "FUND") seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

| | In the first seven months, money market funds were relatively calm, as yields generally stayed within a ten basis point range. The Federal Reserve ("Fed") kept the federal funds rate at 5.25% (a rate last touched in June of 2006).

     The short-term market was filled with issuance and continued speculation about economic changes on the horizon.

| | As the summer of 2007 wound down, subprime loan delinquencies started to surface and the performance of mortgage- and asset-backed securities began to suffer. Eventually, asset-backed commercial paper and structured investment vehicles were affected.

| | A complete freeze-up in liquidity caused the Fed to step in to inject funding into the system. The Fed lowered both the discount and federal funds rates in the third quarter -- and by more than the markets expected at the time.

| | By year end, money market funds enjoyed their best year for asset flows in over three decades. The main factors that affected Fund results were a spillover of the credit/liquidity crunch of the third and fourth quarters of 2007.

| | Because of the unnecessary short-term abandonment of all credit securities and the continued liquidity crunch, the Fund's best option was to remain highly liquid through the end of 2007. In the end, due to numerous factors -- including the fact that the Fund was flush with cash, interest rates were falling (due to four rate cuts by the Fed), and a lack of supply -- the Fund finished the year much lower than where it started.

| | The Fund weathered the subprime storm well, however, with high-quality assets, ample amounts of liquidity, and a decent return for investors. Despite the challenges in the latter part of the fiscal year, the Fund maintained top quartile performance ranking within the top 11% of the funds within its peer group for 2007.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

MONEY MARKET FUNDS
INSIGHT MONEY MARKET FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
---------------------------------------------------------------------------------------
                                                                            Inception
                            1 year          5 year         10 year         to 12/31/07
---------------------------------------------------------------------------------------
CLASS I SHARES               5.28%           3.16%          3.91%              --
---------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     4.91            2.85           3.57               --
---------------------------------------------------------------------------------------
CLASS E SHARES               5.28            3.14           2.92          7/12/01
---------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.23%; NET 0.17%, A SHARES: GROSS 0.53%;
NET 0.52%, E SHARES: GROSS 0.23%; NET 0.18%
---------------------------------------------------------------------------------------

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08 AND A CONTRACTUAL FEE LIMITATION OF TOTAL OPERATING EXPENSES THAT MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVERS.


SECTOR WEIGHTINGS as of 12/31/07*
---------------------------------------------------
Commercial Paper                             38%
---------------------------------------------------
Medium Term Notes                            26%
---------------------------------------------------
Repurchase Agreements                        13%
---------------------------------------------------
Money Market Mutual Funds                    10%
---------------------------------------------------
Time Deposits                                 6%
---------------------------------------------------
Asset-Backed Securities                       5%
---------------------------------------------------
Municipal Bonds                               2%
---------------------------------------------------
* % of total investments as of December 31, 2007.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

MONEY MARKET FUNDS                                              TICKER SYMBOLS:
INSIGHT TAX-EXEMPT MONEY MARKET FUND                            I Share: HTCXX
                                                                A Share: HITXX




| | PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND ("INSIGHT TAX-EXEMPT MONEYMARKET FUND," THE "FUND") seeks to provide as high a level of current income that is exempt from federal income taxes as is consistant with its investment policies and with preservation of capital and liquidy.

| | The short-term tax-exempt market faced some strong headwinds throughout the course of 2007. The markets experienced the usual roller-coaster of cash inflows at the start of the new year -- only to be followed by outflows during the tax payment due dates.

| | These flows created supply and demand pressures in the variable-rate sectors of the municipal markets and influenced the rates accordingly.

| | The third quarter began the start of the annual tax-exempt note season. This provided fund managers with the opportunity to extend their portfolios and buy longer-dated maturities.

| | Although the yield curve was slightly inverted, these purchases helped immunize the portfolio in the event that the Federal Reserve ("Fed") began to lower rates. (Subsequently, the Fed did lower rates by 100 basis points during the last four months of the year.)

| | While the credit quality of the municipal sector remained on strong footing, the deterioration of the bond insurers, along with the acceleration of recession fears, became major investor concerns.

| | The Fund maintained an overweight in the variable-rate sector, allowing it to manage cash flows with ease. We selectively invested in notes with maturities going out to one year.

| | The tax-exempt commercial paper sector also provided some buying opportunities for the Fund. These securities contributed to the strong full-year performance of the Fund.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INCOME FROM THE FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES AND THE ALTERNATIVE MINIMUM TAX, IF APPLICABLE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.





          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

MONEY MARKET FUNDS
INSIGHT TAX-EXEMPT MONEY MARKET FUND (CONTINUED)



AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/07
-------------------------------------------------------------------

                            1 year          5 year         10 year
-------------------------------------------------------------------
CLASS I SHARES               3.52%           2.21%          2.54%
-------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     3.16            1.88           2.21
-------------------------------------------------------------------
FUND EXPENSE RATIOS(2): I SHARES: GROSS 0.25%; NET 0.20%,
A SHARES: 0.55%
-------------------------------------------------------------------

FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.25%; NET 0.20%, A SHARES: 0.55%

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES THROUGH 4/30/08. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


SECTOR WEIGHTINGS as of 12/31/07*
--------------------------------------------------------
Variable Rate Demand Obligations                 80%
--------------------------------------------------------
Municipal Tax-Exempt Bonds                       10%
--------------------------------------------------------
Commercial Paper - Municipal                      9%
--------------------------------------------------------
Money Market Mutual Funds                         1%
--------------------------------------------------------
* % of total investments as of December 31, 2007.



          For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                          PHOENIX INSIGHT BALANCED FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                      PAR            VALUE
                                                     VALUE           (000)
                                                   ----------      ----------
U.S. GOVERNMENT SECURITIES--2.1%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond 6.125% due 11/15/27             $      425      $      515

U.S. TREASURY NOTES--1.5%
U.S. Treasury Note
  4.500% due 3/31/12(j)                                   200             209
  3.875% due 2/15/13                                    1,000           1,020
                                                                   ----------
                                                                        1,229
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,709)                                                1,744
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.6%

FHLMC
  5.500% due 7/1/35                                       934             934
  6.000% due 12/1/36                                      934             948
FHLMC 2513 JE
  5.000% due 10/15/17                                     450             450
FHLMC 2770 LA
  4.500% due 4/15/33                                      205             201
FHLMC 2835 HB
  5.500% due 8/15/24                                      305             306
FHLMC 2886 BE
  4.500% due 11/15/19                                     260             249
FHLMC 2886 CK
  5.000% due 11/15/19                                     280             277
FHLMC 3099 PA
  5.500% due 9/15/25                                      126             127
FHLMC 3101 PA
  5.500% due 10/15/25                                     126             127
FNMA
  4.500% due 1/1/20                                       285             281
  7.500% due 11/1/26                                       --(h)           --(i)
  7.500% due 12/1/26                                       17              19
  7.500% due 3/1/27                                        11              12
  5.500% due 12/1/33                                      262             262
  5.500% due 1/1/34                                       168             168
  5.000% due 3/1/34                                       898             877
  5.000% due 7/1/34                                       461             450
  5.000% due 11/1/34                                      120             118
  3.877% due 1/1/35(c)                                    253             257
  6.000% due 3/1/35                                       121             123
  5.500% due 6/1/35                                       202             202
  5.500% due 7/1/35                                       222             222
  5.500% due 8/1/35                                       579             579
  5.000% due 9/1/35                                       364             356
  6.500% due 5/1/36                                       483             497
FNMA 00-T8  A
  7.329% due 12/25/30(c)                                   26              28
FNMA 02-73 OE
  5.000% due 11/25/17                                     400             400
FNMA 04-15 AB
  4.000% due 9/25/17                                      517             509
FNMA 93-197 SB
  6.829% due 10/25/08(c)                                    8               8
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27(c) (g)                               248              10


                                                      PAR            VALUE
                                                     VALUE           (000)
                                                   ----------      ----------
FNMA 97-84 PL (Interest Only)
  6.500% due 2/25/09                               $        4      $       --(i)
GNMA
  8.000% due 11/15/26                                      23              25
  7.000% due 9/15/31                                        4               4
  5.500% due 7/15/33                                      205             207
GNMA 02-53 B
  5.552% due 5/16/26                                      251             254
GNMA 04-108 C
  5.039% due 12/16/32(c)                                  195             191
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,652)                                                9,678
-----------------------------------------------------------------------------


MUNICIPAL BONDS--0.3%

CALIFORNIA--0.3%
California State Taxable
  Series A 5.168% due 10/1/37                             280             282
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $280)                                                    282
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.9%

FHLB 5.625% due 6/13/16                                    80              86
Israel Government AID Bond
  Series 7-Z 0% due 8/15/22                               690             338
Rowan Cos., Inc. 4.330% due 5/1/19                        329             333
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $737)                                                    757
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.9%

Capital Auto Receivables Asset
  Trust 07-3, A3A 5.020% due 9/15/11                      195             196
Capital One Multi-Asset Execution
  Trust 03-B5, B5 4.790% due 8/15/13                      240             239
Chase Issuance Trust 07-A15, A
  4.960% due 9/17/12                                      325             330
Chase Manhattan Auto Owner
  Trust 06-B, A3 5.130% due 5/15/11                       215             216
Citibank Credit Card Issuance
  Trust 07-A5, A5 5.500% due 6/22/12                      435             447
Citibank Credit Card Issuance
  Trust 07-B2, B2 5.000% due 4/2/12                       220             221
E*Trade RV & Marine Trust 04-1,
  A3 3.620% due 10/8/18                                   323             315
PSE&G Transition Funding LLC 01-1,
  A5 6.450% due 3/15/13                                   255             266



                                                      PAR            VALUE
                                                     VALUE           (000)
                                                   ----------      ----------
Triad Auto Receivables Owner Trust 07-B,
  A4A 5.430% due 7/14/14                           $      185      $      184
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,384)                                                2,414
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--8.5%

AEROSPACE & DEFENSE--0.2%
Boeing Co. 8.750% due 9/15/31                             100             139

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  5.875% due 3/15/11                                      150             152

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Caterpillar, Inc.
  7.300% due 5/1/31                                       200             235

CONSUMER FINANCE--1.2%
Boeing Capital Corp. 7.375% due 9/27/10                   180             193
Capital One Bank
  4.250% due 12/1/08                                      160             157
  5.000% due 6/15/09                                      125             124
HSBC Finance Corp.
  5.250% due 1/14/11                                      350             350
John Deere Capital Corp.
  5.100% due 1/15/13                                      150             150
                                                                   ----------
                                                                          974
                                                                   ----------

DEPARTMENT STORES--0.3%
Macys Retail Holdings, Inc.
  5.350% due 3/15/12                                      300             292

DIVERSIFIED BANKS--0.3%
Bank of America Corp.
  6.250% due 4/15/12                                      220             231

ELECTRIC UTILITIES--0.8%
Consolidated Edison Co. of New York
 5.700% due 2/1/34                                         50              48
FPL Group Capital, Inc.
  5.625% due 9/1/11                                       300             307
PECO Energy Co.
  3.500% due 5/1/08                                       200             199
Virginia Electric & Power Co.
  Series A 4.750% due 3/1/13                              100              97
                                                                   ----------
                                                                          651
                                                                   ----------

HOUSEHOLD PRODUCTS--0.2%
Proctor & Gamble Co. ESOP
  Series A 9.360% due 1/1/21                              143             182

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.
  7.600% due 4/1/32                                       150             169



                        See Notes to Financial Statements

                          PHOENIX INSIGHT BALANCED FUND





                                                      PAR            VALUE
                                                     VALUE           (000)
                                                   ----------      ----------
INTEGRATED OIL & GAS--0.2%
ConocoPhillips Holding Co.
  6.950% due 4/15/29                               $      165      $      188

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
BellSouth Corp.
  6.000% due 11/15/34                                     235             229
Verizon Global Funding Corp.
  7.250% due 12/1/10                                      200             214
  7.750% due 12/1/30                                       30              35
                                                                   ----------
                                                                          478
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--0.8%
Lehman Brothers Holdings, Inc.
  4.250% due 1/27/10                                      255             251
  5.750% due 1/3/17                                       200             192
Merrill Lynch & Co., Inc.
  5.770% due 7/25/11                                      100             100
  6.050% due 8/15/12                                      100             102
                                                                   ----------
                                                                          645
                                                                   ----------

MANAGED HEALTH CARE--0.4%
Wellpoint, Inc.
  6.375% due 6/15/37                                      320             314

OFFICE REITS--0.3%
Duke Realty LP
  5.950% due 2/15/17                                      300             290

OIL & GAS EXPLORATION & PRODUCTION--0.4%
DCP Midstream LLC
  7.875% due 8/16/10                                      150             161
Devon Energy Corp.
  7.950% due 4/15/32                                      125             153
Pemex Project Funding Master
  Trust 144A 5.750% due 3/1/18(b)                          60              60
                                                                   ----------
                                                                          374
                                                                   ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Associates Corp. NA
  6.950% due 11/1/18                                       60              65
Citigroup, Inc.
  5.850% due 7/2/13                                       125             129
General Electric Capital Corp.
  4.875% due 3/4/15                                        75              74
JPMorgan Chase & Co.
  3.800% due 10/2/09                                      325             321
                                                                   ----------
                                                                          589
                                                                   ----------

PACKAGED FOODS & MEATS--0.2%
Kellogg Co. Series B
  6.600% due 4/1/11                                       200             212

PHARMACEUTICALS--0.2%
Schering-Plough Corp.
  6.750% due 12/1/33                                      150             163

PROPERTY & CASUALTY INSURANCE--0.4%
Travelers Cos., Inc. (The)
  5.500% due 12/1/15                                      325             323

RAILROADS--0.1%
CSX Corp. 6.750% due 3/15/11                               50              53


                                                      PAR            VALUE
                                                     VALUE           (000)
                                                   ----------      ----------
REITS--0.0%
Simon Property Group LP
  5.375% due 8/28/08                               $       35      $       35

SPECIALIZED FINANCE--0.1%
CIT Group, Inc.
  5.000% due 2/13/14                                       55              48

SPECIALIZED REITS--0.3%
Health Care Property Investors, Inc.
  6.000% due 1/30/17                                      300             283

WATER UTILITIES--0.1%
America Water Works Capital Corp. 144A
  6.593% due 10/15/37(b)                                  130             127
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $7,178)                                                7,147
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.7%

Adjustable Rate Mortgage Trust
  05-11, 2A42 5.339% due 2/25/36(c)                       560             550
Bear Stearns Commercial
  Mortgage Securities, Inc.
  05-T18, A4 4.933% due 2/13/42(c)                        275             267
Bear Stearns Commercial
  Mortgage Securities, Inc.
  06-PW14, A4 5.201% due 12/11/38                         165             163
Bear Stearns Commercial
  Mortgage Securities, Inc.
  06-T22, A4 5.465% due 4/12/38(c)                        195             199
Bear Stearns Commercial
  Mortgage Securities, Inc.
  07-PW15, A2 5.205% due 2/11/44                          190             190
Citigroup-Deutsche Bank
  Commercial Mortgage Trust
  05-CD1, A4 5.225% due 7/15/44(c)                        120             120
Citigroup-Deutsche Bank
  Commercial Mortgage Trust
  06-CD3, A2 5.560% due 10/15/48                          305             309
Citigroup-Deutsche Bank
  Commercial Mortgage Trust
  07-CD4, A3 5.293% due 12/11/49                          320             318
Countrywide Home Loans
  Series 03-J6, 1A1
  5.500% due 8/25/33                                      232             230
GMAC Mortgage Corp. Loan
  Trust 05-AR3, 3A3
  4.851% due 6/19/35(c)                                   148             147
Greenwich Capital Commercial
  Funding 07-GG9, A2
  5.381% due 3/10/39                                      230             230
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  06-LDP9, A3 5.336% due 5/15/47                          170             169


                                                      PAR            VALUE
                                                     VALUE           (000)
                                                   ----------      ----------
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  07-CB18, A4 5.440% due 6/12/47                   $      350      $      349
Lehman Brothers-UBS Commercial
  Mortgage Trust
  05-C2, A2 4.821% due 4/15/30                            218             217
Lehman Brothers-UBS Commercial
  Mortgage Trust
  05-C5, A3 4.964% due 9/15/30                            440             436
Lehman Brothers-UBS Commercial
  Mortgage Trust 06-C3, A4
  5.661% due 3/15/39(c)                                   330             338
Lehman Brothers-UBS Commercial
  Mortgage Trust 07-C1, A4
  5.424% due 2/15/40                                      320             321
MASTR Adjustable Rate
  Mortgages Trust 05-8,
  3A1 6.000% due 12/25/35(c)                              530             520
MASTR Alternative Loans
  Trust 04-13, 12A1
  5.500% due 12/25/19                                     194             195
MASTR Alternative Loans
  Trust 04-13, 8A1
  5.500% due 1/25/25                                      253             253
MASTR Asset Securitization
  Trust 03-7, 4A33
  5.250% due 9/25/33                                      200             195
Morgan Stanley Mortgage Loan
  Trust 06-7, 5A2
  5.962% due 6/25/36(c) (g)                               295             249
Residential Funding Mortgage
  Securities II, Inc.
  01-HS2, A5 6.920% due
  4/25/31(c) (g)                                           81              81
Structured Asset Securities
  Corp. 03-34A,
  6A 5.065% due 11/25/33(c)                               170             168
Structured Asset Securities
  Corp. 04-5H, A2
  4.430% due 12/25/33(g)                                   71              70
Structured Asset Securities
  Corp. 05-15,  4A1
  6.000% due 8/25/35                                      208             210
Structured Asset Securities
  Corp. 05-2XS,
  2A2 5.150% due 2/25/35(c) (g)                           111             113
Structured Asset Securities
  Corp. 98-RF3, A
  (Interest Only) 144A
  6.100% due 6/15/28(b) (f)                                68               5
Washington Mutual Alternative
  Mortgage Pass-Through
  Certificates 05-4, CB7
  5.500% due 6/25/35                                      310             295
Washington Mutual Alternative
  Mortgage Pass-Through
  Certificates 05-6, 2A7
  5.500% due 8/25/35                                      320             319
Washington Mutual Mortgage
  Pass-Through  Certificates
  02-S8, 2A7 5.250% due 1/25/18                           244             243
Washington Mutual Mortgage
  Pass-Through Certificates
  03-S11, A1 5.000% due 11/25/33                          475             459



                        See Notes to Financial Statements

                          PHOENIX INSIGHT BALANCED FUND


                                                      PAR            VALUE
                                                     VALUE           (000)
                                                   ----------      ----------

Wells Fargo Mortgage-Backed
  Securities 05-AR4, B1
  4.563% due 4/25/35(c)                            $      206      $      198
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,247)                                                8,126
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--1.4%

FRANCE--0.1%
France Telecom SA
  7.750% due 3/1/11                                       100             108

IRELAND--0.4%
CRH America, Inc.
  5.625% due 9/30/11                                      300             303

SPAIN--0.4%
Telefonica Emisiones S.A.U.
  5.855% due 2/4/13                                       320             329

UNITED KINGDOM--0.5%
Diageo Capital plc
  4.375% due 5/3/10                                       200             200
Royal Bank of Scotland
  Group plc 5.000% due 10/1/14                            200             196
                                                                   ----------
                                                                          396
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,128)                                                1,136
-----------------------------------------------------------------------------


                                                     SHARES
                                                   ----------
DOMESTIC COMMON STOCKS--57.9%

AEROSPACE & DEFENSE--3.0%
Goodrich Corp.                                         13,300             939
Lockheed Martin Corp.                                   9,600           1,011
Northrop Grumman Corp.                                  2,800             220
Precision Castparts Corp.                               2,400             333
                                                                   ----------
                                                                        2,503
                                                                   ----------

AIRLINES--0.1%
Continental Airlines, Inc. Class B(e)                   5,300             118

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Perry Ellis International,
  Inc.(e)                                               5,450              84

APPLICATION SOFTWARE--0.2%
Autodesk, Inc.(e)                                       2,900             144

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Janus Capital Group, Inc.                               4,150             136
Northern Trust Corp.                                    4,400             337
                                                                   ----------
                                                                          473
                                                                   ----------

AUTO PARTS & EQUIPMENT--0.3%
Aftermarket Technology Corp.(e)                         7,850             214

BIOTECHNOLOGY--0.6%
Gilead Sciences, Inc.(e)                               11,600             534

BROADCASTING & CABLE TV--0.6%
CBS Corp. Class B                                      13,700             373
Sinclair Broadcast Group, Inc. Class A                 15,300             126
                                                                   ----------
                                                                          499
                                                                   ----------



                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
COMMERCIAL PRINTING--0.1%
Deluxe Corp.                                            2,250      $       74

COMMODITY CHEMICALS--0.5%
Celanese Corp. Series A                                10,250             434

COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc.(e)                                 35,200             953

COMPUTER HARDWARE--3.9%
Apple, Inc.(e)                                          4,650             921
Dell, Inc.(e)                                           9,700             238
Hewlett-Packard Co.                                    27,800           1,403
International Business
  Machines Corp.                                        6,350             687
                                                                   ----------
                                                                        3,249
                                                                   ----------
COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(e)                                           12,700             236
Western Digital Corp.(e)                               10,300             311
                                                                   ----------
                                                                          547
                                                                   ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Cummins, Inc.                                           3,600             458
Deere & Co.                                             3,400             317
PACCAR, Inc.                                            3,400             185
                                                                   ----------
                                                                          960
                                                                   ----------
CONSUMER FINANCE--0.1%
Advance America Cash
  Advance Centers, Inc.                                11,950             121

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc. Class A(e)                   6,200             147

DIVERSIFIED METALS & MINING--1.4%
Freeport-McMoRan Copper &
  Gold, Inc. (Indonesia)(d)                            11,642           1,193

DIVERSIFIED REITS--0.1%
PS Business Parks, Inc.                                 2,000             105

ELECTRIC UTILITIES--0.6%
El Paso Electric Co.(e)                                 4,200             107
FPL Group, Inc.                                         2,200             149
Portland General Electric
  Co.                                                   8,200             228
                                                                   ----------
                                                                          484
                                                                   ----------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Methode Electronics, Inc.                               5,500              90

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste Industries,
  Inc.(e)                                              33,875             373

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
Mosaic Co. (The)(e)                                     5,800             547

FOOD RETAIL--1.7%
Kroger Co. (The)                                       12,250             327
Safeway, Inc.                                          14,600             500
SUPERVALU, Inc.                                        15,700             589
                                                                   ----------
                                                                        1,416
                                                                   ----------

FOOTWEAR--0.1%
NIKE, Inc. Class B                                      1,600             103

GAS UTILITIES--0.9%
AGL Resources, Inc.                                     2,165              82




                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
GAS UTILITIES--CONTINUED
Northwest Natural Gas Co.                               1,850      $       90
ONEOK, Inc.                                            13,500             604
                                                                   ----------
                                                                          776
                                                                   ----------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(e)                                       8,000             128

HEALTH CARE DISTRIBUTORS--0.6%
AmerisourceBergen Corp.                                 5,000             224
McKesson Corp.                                          4,700             308
                                                                   ----------
                                                                          532
                                                                   ----------

HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc.                              9,200             534

HEALTH CARE SERVICES--1.3%
Alliance Imaging, Inc.(e)                              25,500             245
Express Scripts, Inc.(e)                                7,000             511
Medco Health Solutions, Inc.(e)                         2,700             274
RehabCare Group, Inc.(e)                                3,800              86
                                                                   ----------
                                                                        1,116
                                                                   ----------

HOUSEHOLD PRODUCTS--0.9%
Colgate-Palmolive Co.                                   8,400             655
Energizer Holdings, Inc.(e)                             1,000             112
                                                                   ----------
                                                                          767
                                                                   ----------

HYPERMARKETS & SUPER CENTERS--0.3%
BJ's Wholesale Club, Inc.(e)                            6,550             222

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
AES Corp. (The)                                         4,850             104
NRG Energy, Inc.(e)                                     5,300             229
                                                                   ----------
                                                                          333
                                                                   ----------

INDUSTRIAL CONGLOMERATES--0.9%
General Electric Co.                                   16,990             630
Tredegar Corp.                                          6,100              98
                                                                   ----------
                                                                          728
                                                                   ----------

INDUSTRIAL MACHINERY--0.9%
Columbus McKinnon Corp.(e)                              3,700             121
Eaton Corp.                                             4,850             470
Parker Hannifin Corp.                                   2,000             151
                                                                   ----------
                                                                          742
                                                                   ----------

INTEGRATED OIL & GAS--4.2%
Chevron Corp.                                           4,900             457
ConocoPhillips                                         12,159           1,074
Exxon Mobil Corp.                                      16,490           1,545
Hess Corp.                                              3,000             302
Occidental Petroleum Corp.                              1,700             131
                                                                   ----------
                                                                        3,509
                                                                   ----------

INTEGRATED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                             23,512             977
Cincinnati Bell, Inc.(e)                               30,500             145
Embarq Corp.                                           16,100             797
                                                                   ----------
                                                                        1,919
                                                                   ----------

INTERNET RETAIL--0.7%
Amazon.com, Inc.(e)(j)                                  2,600             241


                        See Notes to Financial Statements

                          PHOENIX INSIGHT BALANCED FUND






                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
INTERNET RETAIL--CONTINUED
Expedia, Inc.(e)                                        9,950      $      314
                                                                   ----------
                                                                          555
                                                                   ----------

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(e)                                           6,100             202

INVESTMENT BANKING & BROKERAGE--0.9%
Goldman Sachs Group, Inc. (The)                         3,050             656
Morgan Stanley                                          2,050             109
                                                                   ----------
                                                                          765
                                                                   ----------

IT CONSULTING & OTHER SERVICES--0.3%
SAIC, Inc.(e)                                           3,500              71
SYKES Enterprises, Inc.(e)                              8,900             160
                                                                   ----------
                                                                          231
                                                                   ----------

LIFE & HEALTH INSURANCE--0.8%
MetLife, Inc.                                          11,300             696

LIFE SCIENCES TOOLS & SERVICES--0.9%
Invitrogen Corp.(e)                                     6,850             640
Waters Corp.(e)                                         1,750             138
                                                                   ----------
                                                                          778
                                                                   ----------

MANAGED HEALTH CARE--1.3%
Aetna, Inc.                                             2,000             115
CIGNA Corp.                                             8,850             476
Humana, Inc.(e)(j)                                      5,000             377
UnitedHealth Group, Inc.                                1,924             112
                                                                   ----------
                                                                        1,080
                                                                   ----------

METAL & GLASS CONTAINERS--1.1%
Owens-Illinois, Inc.(e)                                18,200             901

MOVIES & ENTERTAINMENT--0.6%
Regal Entertainment Group
  Class A                                              13,550             245
Walt Disney Co. (The)                                   8,650             279
                                                                   ----------
                                                                          524
                                                                   ----------

MULTI-LINE INSURANCE--0.8%
Assurant, Inc.                                          9,600             642

MULTI-UTILITIES--0.2%
Sempra Energy                                           2,400             149

OFFICE SERVICES & SUPPLIES--0.1%
Knoll, Inc.                                             5,000              82

OIL & GAS DRILLING--0.1%
Grey Wolf, Inc.(e)                                     20,500             109

OIL & GAS EQUIPMENT & SERVICES--1.4%
Global Industries Ltd.(e)                               8,300             178
Halliburton Co.                                         2,400              91
National Oilwell Varco, Inc.(e)                         9,200             676
SEACOR Holdings, Inc.(e)                                2,400             222
                                                                   ----------
                                                                        1,167
                                                                   ----------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Stone Energy Corp.(e)                                   4,150             195
Swift Energy Co.(e)                                     1,600              70
W&T Offshore, Inc.                                      5,750             172
                                                                   ----------
                                                                          437
                                                                   ----------


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
OIL & GAS REFINING & MARKETING--1.3%
Frontier Oil Corp.                                      4,750      $      193
Tesoro Corp.                                            3,700             176
Valero Energy Corp.                                     9,050             634
Western Refining, Inc.                                  4,200             102
                                                                   ----------
                                                                        1,105
                                                                   ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Bank of America Corp.                                   8,800             363
JPMorgan Chase & Co.                                    8,400             367
                                                                   ----------
                                                                          730
                                                                   ----------

PAPER PACKAGING--0.2%
Rock-Tenn Co. Class A                                   7,900             201

PAPER PRODUCTS--0.2%
Buckeye Technologies,
  Inc.(e)                                              13,850             173

PERSONAL PRODUCTS--0.1%
Prestige Brands Holdings,
  Inc.(e)                                              13,900             104

PHARMACEUTICALS--2.6%
Merck & Co., Inc.                                      16,050             932
Pfizer, Inc.                                           22,000             500
Schering-Plough Corp.                                  17,450             465
Watson Pharmaceuticals, Inc.(e)                        11,600             315
                                                                   ----------
                                                                        2,212
                                                                   ----------

PROPERTY & CASUALTY INSURANCE--1.0%
American Physicians
  Capital, Inc.                                         3,600             149
Berkley (W.R.) Corp.                                   15,700             468
Harleysville Group, Inc.                                2,750              98
Navigators Group, Inc. (The)(e)                         1,250              81
SeaBright Insurance
  Holdings, Inc.(e)                                     3,600              54
                                                                   ----------
                                                                          850
                                                                   ----------

PUBLISHING--0.1%
Belo Corp. Class A                                      3,600              63

RAILROADS--0.1%
Norfolk Southern Corp.                                  1,750              88

REGIONAL BANKS--0.7%
Chemical Financial Corp.                                4,700             112
City Holding Co.                                        4,150             140
First Regional Bancorp(e)                               1,100              21
National Penn Bancshares,
  Inc.                                                  4,077              62
NBT Bancorp, Inc.                                       2,800              64
United Bankshares, Inc.                                 6,447             180
                                                                   ----------
                                                                          579
                                                                   ----------

RESTAURANTS--0.2%
Yum! Brands, Inc.                                       4,480             171

SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc.                                20,075             356
Lam Research Corp.(e)                                   1,750              76
Photronics, Inc.(e)                                     5,600              70
                                                                   ----------
                                                                          502
                                                                   ----------

SEMICONDUCTORS--1.3%
AMIS Holdings, Inc.(e)                                 17,700             177
Intel Corp.                                            18,370             490
NVIDIA Corp.(e)                                         3,300             112



                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
SEMICONDUCTORS--CONTINUED
ON Semiconductor Corp.(e)(j)                           35,800      $      318
                                                                   ----------
                                                                        1,097
                                                                   ----------

SOFT DRINKS--0.5%
Coca-Cola Bottling Co.
  Consolidated                                            750              44
Pepsi Bottling Group,
  Inc. (The)                                            8,950             353
                                                                   ----------
                                                                          397
                                                                   ----------

SPECIALIZED FINANCE--0.2%
Nasdaq Stock Market, Inc. (The)(e)                      2,500             124

SPECIALIZED REITS--0.2%
FelCor Lodging Trust, Inc.                              3,750              58
Potlatch Corp.                                          2,900             129
                                                                   ----------
                                                                          187
                                                                   ----------

SPECIALTY CHEMICALS--0.5%
Minerals Technologies, Inc.                             1,450              97
Rockwood Holdings, Inc.(e)                              5,350             178
Sigma-Aldrich Corp.                                     2,150             117
                                                                   ----------
                                                                          392
                                                                   ----------

STEEL--0.6%
United States Steel Corp.                               4,100             496

SYSTEMS SOFTWARE--2.0%
Microsoft Corp.                                        15,940             568
Oracle Corp.(e)                                        47,080           1,063
                                                                   ----------
                                                                        1,631
                                                                   ----------

TECHNOLOGY DISTRIBUTORS--1.1%
Arrow Electronics, Inc.(e)                              7,300             287
Avnet, Inc.(e)                                         10,500             367
Tech Data Corp.(e)                                      6,650             251
                                                                   ----------
                                                                          905
                                                                   ----------

TOBACCO--1.1%
Loews Corp. - Carolina Group                           10,700             913

TRADING COMPANIES & DISTRIBUTORS--0.2%
H&E Equipment Services, Inc.(e)                         4,000              75
Rush Enterprises, Inc. Class A(e)                       4,000              73
                                                                   ----------
                                                                          148
                                                                   ----------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                     7,300              96
Syniverse Holdings, Inc.(e)                            13,200             206
                                                                   ----------
                                                                          302
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $41,849)                                              48,359
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--4.1%

COMMUNICATIONS EQUIPMENT--1.3%
Nokia Oyj Sponsored ADR (Finland)                      21,450             823
Research In Motion Ltd. (Canada)(e)                     2,000             227
                                                                   ----------
                                                                        1,050
                                                                   ----------
IT CONSULTING & OTHER SERVICES--0.7%
Accenture Ltd. Class A
  (United States)                                      15,300             551


                        See Notes to Financial Statements

                          PHOENIX INSIGHT BALANCED FUND



                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------

PACKAGED FOODS & MEATS--1.0%
Unilever N.V. NY Registered
  Shares (Netherlands)                                 24,000      $      875

REINSURANCE--1.1%
Arch Capital Group Ltd.
  (United States)(e)                                   10,000             704
Platinum Underwriters Holdings
  Ltd. (United States)                                  6,900             245
                                                                   ----------
                                                                          949
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,088)                                                3,425
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $76,252)                                              83,068
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.9%

MONEY MARKET MUTUAL FUNDS--1.9%
AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 4.72%)                       144              --(i)
BlackRock Institutional Money Market
  Trust (seven-day effective
  yield 4.88%)(k)                                   1,078,209           1,078
Dreyfus Cash Management Plus, Inc. -
  Institutional Shares
  (seven-day effective yield 4.80%)                         1              --(i)
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 4.85%)                   336,142             336
JPMorgan Prime Money Market Fund -
  Institutional Shares
  (seven-day effective yield 4.79%)                   210,190             210
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,624)                                                1,624
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $77,876)                                              84,692(a)

Other assets and liabilities, net--(1.3)%                              (1,122)
                                                                   ----------
NET ASSETS--100.0%                                                 $   83,570
                                                                   ==========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,989 and gross depreciation of $2,199 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $77,902.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $192 (reported in 000's) or 0.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  Non-income producing.
(f) Illiquid and restricted security. At December 31, 2007, this security amounted to a value of $5 (reported in 000's) or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g)  Illiquid security.
(h)  The par value is less than $1,000.
(i)  Amount is less than $1,000.
(j)  All or a portion of security is on loan.
(k) Represents security purchased with cash collateral received for securities on loan.


                        See Notes to Financial Statements

                        PHOENIX INSIGHT CORE EQUITY FUND





                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
DOMESTIC COMMON STOCKS--90.8%

AEROSPACE & DEFENSE--5.7%
Boeing Co. (The)                                       20,400      $    1,784
General Dynamics Corp.                                 33,400           2,973
Honeywell International, Inc.                          12,700             782
Precision Castparts Corp.                              15,200           2,108
                                                                   ----------
                                                                        7,647
                                                                   ----------

APPLICATION SOFTWARE--1.2%
Cadence Design Systems, Inc.(b)                        97,850           1,664

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Franklin Resources, Inc.                                8,500             973
SEI Investments Co.                                    24,900             801
                                                                   ----------
                                                                        1,774
                                                                   ----------

AUTO PARTS & EQUIPMENT--1.8%
Johnson Controls, Inc.                                 66,900           2,411

BIOTECHNOLOGY--1.5%
Gilead Sciences, Inc.(b)                               42,700           1,965

COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc.(b)                                 60,900           1,649

COMPUTER HARDWARE--5.8%
Apple, Inc.(b)                                          8,100           1,605
Hewlett-Packard Co.                                    93,050           4,697
International Business Machines Corp.                  14,100           1,524
                                                                   ----------
                                                                        7,826
                                                                   ----------

COMPUTER STORAGE & PERIPHERALS--2.2%
QLogic Corp.(b)                                       126,400           1,795
Western Digital Corp.(b)                               39,200           1,184
                                                                   ----------
                                                                        2,979
                                                                   ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.4%
Deere & Co.                                            35,000           3,259

DIVERSIFIED BANKS--2.8%
Wachovia Corp.(d)                                      15,950             607
Wells Fargo & Co.                                     107,100           3,233
                                                                   ----------
                                                                        3,840
                                                                   ----------

DIVERSIFIED METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(c)                                       12,036           1,233

DRUG RETAIL--0.4%
CVS Caremark Corp.                                     15,400             612

ELECTRIC UTILITIES--5.0%
FirstEnergy Corp.                                      49,200           3,559
FPL Group, Inc.                                        46,400           3,145
                                                                   ----------
                                                                        6,704
                                                                   ----------


                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Monsanto Co.                                           19,700      $    2,200

FOOD RETAIL--3.2%
Kroger Co. (The)                                      161,950           4,326

HEALTH CARE DISTRIBUTORS--2.3%
McKesson Corp.                                         47,600           3,118

HEALTH CARE EQUIPMENT--3.5%
Stryker Corp.                                          62,600           4,678

HEALTH CARE SERVICES--1.1%
Medco Health Solutions, Inc.(b)                        15,300           1,551

HEALTH CARE TECHNOLOGY--0.5%
Cerner Corp.(b)                                        11,100             626

HOUSEHOLD PRODUCTS--1.2%
Kimberly-Clark Corp.                                   22,900           1,588

HYPERMARKETS & SUPER CENTERS--1.7%
Costco Wholesale Corp.                                 32,700           2,281

INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.                                   40,452           1,500

INDUSTRIAL GASES--3.4%
Air Products and Chemicals, Inc.                       32,600           3,216
Praxair, Inc.                                          15,300           1,357
                                                                   ----------
                                                                        4,573
                                                                   ----------

INDUSTRIAL MACHINERY--1.3%
Danaher Corp.                                          20,400           1,790

INTEGRATED OIL & GAS--7.9%
Chevron Corp.                                          31,700           2,959
Exxon Mobil Corp.                                      70,190           6,576
Marathon Oil Corp.                                     18,450           1,123
                                                                   ----------
                                                                       10,658
                                                                   ----------

INTEGRATED TELECOMMUNICATION SERVICES--5.6%
AT&T, Inc.                                            152,480           6,337
Verizon Communications, Inc.                           28,600           1,250
                                                                   ----------
                                                                        7,587
                                                                   ----------

LIFE & HEALTH INSURANCE--4.3%
MetLife, Inc.                                          45,950           2,831
Nationwide Financial Services, Inc.
  Class A                                              65,600           2,953
                                                                   ----------
                                                                        5,784
                                                                   ----------

MANAGED HEALTH CARE--0.6%
WellPoint, Inc.(b)                                      9,100             798

MULTI-LINE INSURANCE--0.9%
Genworth Financial, Inc. Class A                       45,400           1,155

OIL & GAS DRILLING--0.9%
Transocean, Inc.                                        8,724           1,249



                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
OIL & GAS EQUIPMENT & SERVICES--0.8%
National Oilwell Varco, Inc.(b)                        14,700      $    1,080

OIL & GAS REFINING & MARKETING--0.8%
Valero Energy Corp.                                    15,200           1,064

OTHER DIVERSIFIED FINANCIAL SERVICES--4.1%
Bank of America Corp.                                  56,250           2,321
JPMorgan Chase & Co.                                   72,200           3,151
                                                                   ----------
                                                                        5,472
                                                                   ----------

PHARMACEUTICALS--2.8%
Merck & Co., Inc.                                      26,100           1,517
Watson Pharmaceuticals, Inc.(b)                        85,300           2,315
                                                                   ----------
                                                                        3,832
                                                                   ----------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp.                                   24,000             715

RAILROADS--1.3%
Union Pacific Corp.                                    13,700           1,721

RESTAURANTS--1.7%
McDonald's Corp.                                       38,400           2,262

SEMICONDUCTOR EQUIPMENT--2.0%
KLA-Tencor Corp.                                       24,200           1,165
Lam Research Corp.(b)                                  16,300             705
Novellus Systems, Inc.(b)                              28,000             772
                                                                   ----------
                                                                        2,642
                                                                   ----------

SEMICONDUCTORS--1.5%
Broadcom Corp. Class A(b)                              75,600           1,976

SOFT DRINKS--1.5%
Coca-Cola Co. (The)                                    32,900           2,019

STEEL--0.5%
Arcelormittal                                           8,900             688
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $101,698)                                            122,496
-----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--8.7%

COMMUNICATIONS EQUIPMENT--1.2%
Nokia Oyj Sponsored ADR (Finland)                      40,500           1,555

INDUSTRIAL CONGLOMERATES--1.1%
Siemens AG Sponsored ADR (Germany)                      9,400           1,479

IT CONSULTING & OTHER SERVICES--2.5%
Accenture Ltd. Class A (United States)                 94,400           3,401

OIL & GAS EQUIPMENT & SERVICES--0.5%
Schlumberger Ltd. (Netherlands)                         7,000             688

PHARMACEUTICALS--2.2%
Teva Pharmaceutical Industries Ltd.
  Sponsored ADR (Israel)                               63,900           2,970


                        See Notes to Financial Statements

                        PHOENIX INSIGHT CORE EQUITY FUND


                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
REINSURANCE--1.2%
Arch Capital Group Ltd.
  (United States)(b)                                   22,200      $    1,562
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,639)                                              11,655
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $113,337)                                            134,151
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.8%

MONEY MARKET MUTUAL FUNDS--1.8%

AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 4.72%)                   153,074             153
BlackRock Institutional Money Market
  Trust (seven-day effective yield 4.88%)(e)          615,810             616
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 4.85%)                   410,166             410
JPMorgan Prime Money Market Fund -
  Institutional Shares
  (seven-day effective yield 4.79%)                 1,218,543           1,219
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,398)                                                2,398
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $115,735)                                            136,549(a)

Other assets and liabilities, net--(1.3)%                              (1,705)
                                                                   ----------
NET ASSETS--100.0%                                                 $  134,844
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,128 and gross depreciation of $3,465 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $115,886.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.


                        See Notes to Financial Statements

                      PHOENIX INSIGHT EMERGING MARKETS FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
FOREIGN COMMON STOCKS(c)--92.0%

BRAZIL--21.7%
Banco Daycoval SA (Regional Banks)                     86,500      $      829
Banco Industrial e Comercial SA
  (Regional Banks)                                     93,347             570
Bolsa de Mercadorias e Futuros -
  BM&F (Asset Management &
  Custody Banks)(b)                                   119,700           1,681
BR Malls Participacoes SA
  (Real Estate Management &
  Development)(b)                                      79,900           1,077
Companhia de Saneamento
  de Minas Gerais (Water Utilities)                   116,700           2,032
Companhia Vale do Rio Doce ADR
  (Diversified Metals & Mining)                       119,925           3,918
Companhia Vale do Rio Doce
  Sponsored ADR (Diversified
  Metals & Mining)                                     31,000             867
Construtora Tenda SA
  (Homebuilding)(b)                                   298,747           1,720
EDP - Energias do Brasil SA
  (Electric Utilities)                                137,900           2,239
General Shopping Brasil SA
  (Real Estate Management &
  Development)(b)                                      24,860             242
Itausa Investimentos SA
  (Industrial Conglomerates)                          832,554           5,496
MRV Engenharia e Participacoes
  SA (Homebuilding)(b)                                103,700           2,217
Petroleo Brasileiro SA ADR
  (Integrated Oil & Gas)(e)                           107,256          12,360
Porto Seguro SA (Property &
  Casualty Insurance)                                  21,000             779
Redecard SA (Consumer Finance)                         95,874           1,551
Souza Cruz SA (Tobacco)                               192,485           5,212
Trisul SA (Homebuilding)(b)                           331,600           2,012
Usinas Siderurgicas de Minas
  Gerais SA (Steel)                                    19,600             914
                                                                   ----------
                                                                       45,716
                                                                   ----------

CHILE--0.7%
Banco Santander Chile SA
  (Diversified Banks)                               5,565,200             274
Banco Santander Chile SA ADR
  (Diversified Banks)                                  25,800           1,315
                                                                   ----------
                                                                        1,589
                                                                   ----------

CHINA--2.4%
China Infrastructure Machinery
  Holdings Ltd. (Construction &
  Farm Machinery & Heavy Trucks)                      180,700             283
PetroChina Co. Ltd. Class H
  (Integrated Oil & Gas)                              648,000           1,155



                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
CHINA--CONTINUED
SOHO China Ltd. (Real Estate
  Management & Development)(b)                      2,297,400      $    2,372
Xinao Gas Holdings Ltd. (Oil &
  Gas Storage & Transportation)                       679,061           1,342
                                                                   ----------
                                                                        5,152
                                                                   ----------

EGYPT--0.6%
MobiNil (Wireless Telecommunication
  Services)                                            31,590           1,173

HONG KONG--6.7%
China Mobile Ltd. (Wireless
  Telecommunication Services)                         208,100           3,624
China Mobile Ltd. Sponsored ADR
  (Wireless Telecommunication
  Services)                                             2,700             235
China Power International
  Development Ltd.
  (Electric Utilities)                              3,518,900           1,634
CNOOC Ltd. (Oil & Gas
  Exploration & Production)                         2,658,800           4,465
CNOOC Ltd. ADR (Oil & Gas
  Exploration & Production)                             2,700             452
Greentown China Holdings Ltd.
  (Real Estate Management &
  Development)                                        123,700             192
Hopson Development Holdings Ltd.
  (Real Estate Management &
  Development)                                        887,300           2,420
Jardine Matheson Holdings Ltd.
  (Multi-Sector Holdings)                               2,200              60
Peace Mark Holdings Ltd.
  (Apparel, Accessories &
  Luxury Goods)                                       654,600           1,040
                                                                   ----------
                                                                       14,122
                                                                   ----------

INDIA--26.2%
Allahabad Bank (Regional Banks)                       122,500             365
Axis Bank Ltd. (Regional Banks)                       105,405           2,558
Bharat Heavy Electricals Ltd.
  (Electrical Components &
  Equipment)                                           41,500           2,701
Bharti Airtel Ltd. (Integrated
  Telecommunication Services)(b)                      305,500           7,641
Colgate Palmolive India Ltd.
  (Personal Products)                                  95,400             977
Container Corp. of India Ltd.
  (Railroads)                                          32,900           1,595
HDFC Bank Ltd.
  (Diversified Banks)                                 128,813           5,566
HDFC Bank Ltd. ADR
  (Diversified Banks)                                  32,000           4,174


                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
INDIA--CONTINUED
Housing Development Finance Corp.
  (Consumer Finance)                                  104,450      $    7,543
ICICI Bank Ltd. (Regional Banks)                       14,552             452
ICICI Bank Ltd. Sponsored ADR
  (Diversified Banks)                                  54,600           3,358
India Infoline Ltd. (Investment
  Banking & Brokerage)                                  9,441             454
ITC Ltd. (Tobacco)                                    506,244           2,668
Jammu & Kashmir Bank Ltd.
  (Regional Banks)                                     65,335           1,407
Nestle India Ltd. (Packaged
  Foods & Meats)                                       45,250           1,717
Punjab National Bank Ltd.
  (Regional Banks)                                     28,517             474
Radico Khaitan Ltd.
  (Brewers)                                           186,500             821
Reliance Communications Ltd.
  (Integrated Telecommunication
  Services)                                           278,556           5,226
Syndicate Bank (Regional
  Banks)                                              182,075             526
Tata Steel Ltd. (Steel)                                10,366             243
Union Bank of India
  (Regional Banks)                                    102,770             530
United Breweries Holdings
  Ltd. (Brewers)                                       36,134           1,123
United Spirits Ltd.
  (Brewers)                                            64,375           3,226
                                                                   ----------
                                                                       55,345
                                                                   ----------

INDONESIA--1.6%
Bank Rakyat Indonesia
  (Regional Banks)                                  1,207,600             939
Telekomunikasi Indonesia
  Tbk PT (Integrated
  Telecommunication Services)                       2,396,400           2,537
                                                                   ----------
                                                                        3,476
                                                                   ----------

MALAYSIA--5.7%
Gamuda Bhd (Construction &
  Engineering)                                      2,169,300           3,141
Genting Bhd (Casinos &
  Gaming)                                           1,085,900           2,572
KNM Group Bhd (Oil &
  Gas Equipment & Services)                         1,254,800           2,888
Media Prima Bhd
  (Broadcasting & Cable TV)                         1,272,700           1,076
Tanjong plc (Casinos & Gaming)                        410,600           2,283
                                                                   ----------
                                                                       11,960
                                                                   ----------

MEXICO--8.2%
America Movil S.A.B. de C.V. ADR
  Series L (Wireless Telecommunication
  Services)                                            57,970           3,559


                        See Notes to Financial Statements

                      PHOENIX INSIGHT EMERGING MARKETS FUND



                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
MEXICO--CONTINUED
America Movil S.A.B. de C.V. Series L
  (Wireless Telecommunication Services)               408,611      $    1,254
Banco Compartamos S.A.B. de C.V.
  (Regional Banks)(b)                                 244,625           1,062
Coca-Cola Femsa S.A.B. de C.V.
  Sponsored ADR (Soft Drinks)                          42,550           2,097
Fomento Economico Mexicano S.A.B.
  de C.V. ADR (Soft Drinks)                            20,600             786
Grupo Modelo S.A.B. de C.V.
  Series C (Brewers)                                1,043,515           4,971
Kimberly-Clark de Mexico S.A.B.
  de C.V. (Personal Products)                         210,700             920
Urbi Desarrollos Urbanos S.A.
  de C.V. (Homebuilding)(b)                           616,600           2,130
Wal-Mart de Mexico S.A.B.
  de C.V. (General Merchandise Stores)                177,800             620
                                                                   ----------
                                                                       17,399
                                                                   ----------

SINGAPORE--2.6%
Keppel Corp. Ltd. (Industrial
  Conglomerates)                                      350,300           3,121
SembCorp Marine Ltd. (Construction &
  Farm Machinery & Heavy Trucks)                      892,800           2,470
                                                                   ----------
                                                                        5,591
                                                                   ----------

SOUTH AFRICA--5.9%
Bidvest Group Ltd.
  (Multi-Sector Holdings)                             108,570           1,911
MTN Group Ltd. (Wireless
  Telecommunication Services)                         113,600           2,128
Remgro Ltd. (Industrial
  Conglomerates)                                      157,962           4,574
SABMiller plc (Brewers)                               138,360           3,835
                                                                   ----------
                                                                       12,448
                                                                   ----------

SOUTH KOREA--3.3%
Daegu Bank (Regional
  Banks)(b)                                           105,763           1,744
POSCO (Steel)                                           2,101           1,269
S1 Corp. (Diversified
  Commercial & Professional
  Services)(b)                                         65,438           3,922
                                                                   ----------
                                                                        6,935
                                                                   ----------

TAIWAN--2.0%
High Tech Computer Corp.
  (Computer Hardware)                                 142,300           2,606



                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
TAIWAN--CONTINUED
HON HAI Precision Industry Co.
  Ltd. (Computer Storage &
  Peripherals)                                        263,300      $    1,623
                                                                   ----------
                                                                        4,229
                                                                   ----------

THAILAND--4.4%
PTT Exploration & Production
  PCL (Oil & Gas Exploration &
  Production)                                       1,606,000           7,819
PTT PCL (Oil & Gas Refining &
  Marketing)                                          134,200           1,394
                                                                   ----------
                                                                        9,213
                                                                   ----------

TURKEY--0.0%
Akbank T.A.S. (Regional Banks)                              1              --(h)
Haci Omer Sabanci Holding AS
  (Multi-Sector Holdings)                                   3              --(h)
                                                                   ----------
                                                                           --(h)
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $152,955)                                            194,348
-----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ----------
FOREIGN CONVERTIBLE BONDS--0.0%

BRAZIL--0.0%
Companhia de Saneamento de Minas
  Gerais 8.550% due 6/1/13(f)(i)                   $        1(g)           42
-----------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $42)                                                      42
-----------------------------------------------------------------------------


                                                       SHARES
                                                     ----------
FOREIGN WARRANTS--1.1%

TAIWAN--1.1%
Citigroup Global Markets Holdings,
  Inc. - High Tech Computer Corp.
  Strike price 0.00001 Taiwan Dollars
  expiration 1/20/10 (Computer
  Hardware)(b)                                        126,000           2,328
-----------------------------------------------------------------------------
TOTAL FOREIGN WARRANTS
(IDENTIFIED COST $2,309)                                                2,328
-----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--2.8%

BRAZIL--2.8%
AES Tiete SA Pfd. 11.06%
  (Electric Utilities)                                 60,848           2,273



                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
BRAZIL--CONTINUED
Eletropaulo Metropolitana de Sao
  Paulo SA Series B Pfd. 12.45%
  (Electric Utilities)                             43,740,473      $    3,576
-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $3,570)                                                5,849
-----------------------------------------------------------------------------
FOREIGN CONVERTIBLE PREFERRED STOCKS--0.1%

INDIA--0.1%
Tata Steel Ltd. Pfd 2%
  (Steel)(i)                                           46,647             118
-----------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $118)                                                    118
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $158,994)                                            202,685
-----------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--6.6%


MONEY MARKET MUTUAL FUNDS--3.3%
BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 4.88%)(d)                         6,870,960           6,871
BlackRock Liquidity Funds
  TempCash Portfolio - Institutional
  Shares (seven-day effective yield 4.84%)             65,406              65
BlackRock Liquidity Funds
  TempFund Portfolio - Institutional
  Shares (seven-day effective yield 4.86%)             65,405              65
                                                                   ----------
                                                                        7,001
                                                                   ----------


                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ----------

FEDERAL AGENCY SECURITIES(j)--3.3%
FFCB 3.700% due 1/2/08                             $    2,340           2,340
FHLB
  1.500% due 1/2/08                                     2,860           2,860
  4.000% due 1/3/08                                       515             515
  4.270% due 1/4/08                                     1,300           1,299
                                                                   ----------
                                                                        7,014
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,015)                                              14,015
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--102.6%
(IDENTIFIED COST $173,009)                                            216,700(a)

Other assets and liabilities, net--(2.6)%                              (5,514)
                                                                   ----------
NET ASSETS--100.0%                                                 $  211,186
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $46,919 and gross depreciation of $3,415 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $173,196.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)  All or a portion of security is on loan.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(g)  Par value represents Brazilian Real.
(h)  Amount is less than $1,000.
(i) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2007, these securities amounted to a value of $119 (reported in 000's), or 0.1% of net assets.
(j)  The rate shown is the discount rate.


                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
DOMESTIC COMMON STOCKS--96.6%

ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(b)                2,300      $       19
Omnicom Group, Inc.                                     1,400              66
                                                                   ----------
                                                                           85
                                                                   ----------

AEROSPACE & DEFENSE--2.8%
Boeing Co. (The)                                        3,400             298
General Dynamics Corp.                                  1,700             151
Goodrich Corp.                                            500              35
Honeywell International, Inc.                           3,200             197
L-3 Communications Holdings, Inc.                         500              53
Lockheed Martin Corp.                                   1,500             158
Northrop Grumman Corp.                                  1,500             118
Precision Castparts Corp.                                 600              83
Raytheon Co.                                            1,900             115
Rockwell Collins, Inc.                                    700              51
United Technologies Corp.                               4,300             329
                                                                   ----------
                                                                        1,588
                                                                   ----------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                              2,800             130

AIR FREIGHT & LOGISTICS--0.9%
Expeditors International of
  Washington, Inc.                                        900              40
FedEx Corp.                                             1,300             116
Robinson (C.H.) Worldwide, Inc.                           700              38
United Parcel Service, Inc.
  Class B                                               4,500             318
                                                                   ----------
                                                                          512
                                                                   ----------

AIRLINES--0.1%
Southwest Airlines Co.                                  3,200              39

ALUMINUM--0.2%
Alcoa, Inc.                                             3,800             139

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co.
  Class A                                                 400              32
Gap, Inc. (The)                                         2,100              45
Limited Brands, Inc.(f)                                 1,400              26
TJX Cos., Inc. (The)                                    1,900              55
                                                                   ----------
                                                                          158
                                                                   ----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(b)                                          1,600              49
Jones Apparel Group, Inc.                                 400               6
Liz Claiborne, Inc.                                       500              10
Polo Ralph Lauren Corp.                                   300              19
VF Corp.                                                  400              27
                                                                   ----------
                                                                          111
                                                                   ----------

APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                                  2,500             107
Autodesk, Inc.(b)                                       1,000              50
Citrix Systems, Inc.(b)                                   800              30
Compuware Corp.(b)                                      1,400              13


                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
APPLICATION SOFTWARE--CONTINUED
Intuit, Inc.(b)                                         1,500      $       47
                                                                   ----------
                                                                          247
                                                                   ----------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
American Capital Strategies Ltd.                          850              28
Ameriprise Financial, Inc.                                980              54
Bank of New York Mellon Corp.
  (The)                                                 4,890             238
Federated Investors, Inc.
  Class B(f)                                              400              17
Franklin Resources, Inc.                                  700              80
Janus Capital Group, Inc.                                 700              23
Legg Mason, Inc.                                          600              44
Northern Trust Corp.                                      800              61
State Street Corp.                                      1,650             134
T. Rowe Price Group, Inc.                               1,100              67
                                                                   ----------
                                                                          746
                                                                   ----------

AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                                  2,600              94

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.(b)                                       9,000              60
General Motors Corp.                                    2,400              60
                                                                   ----------
                                                                          120
                                                                   ----------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                       600               9
AutoZone, Inc.(b)                                         200              24
                                                                   ----------
                                                                           33
                                                                   ----------

BIOTECHNOLOGY--1.1%
Amgen, Inc.(b)                                          4,700             218
Biogen Idec, Inc.(b)                                    1,200              68
Celgene Corp.(b)                                        1,600              74
Genzyme Corp.(b)                                        1,100              82
Gilead Sciences, Inc.(b)                                4,000             184
                                                                   ----------
                                                                          626
                                                                   ----------

BREWERS--0.3%
Anheuser-Busch Cos., Inc.                               3,200             167
Molson Coors Brewing Co.
  Class B                                                 400              21
                                                                   ----------
                                                                          188
                                                                   ----------

BROADCASTING & CABLE TV--0.9%
CBS Corp. Class B                                       2,950              80
Clear Channel Communications,
  Inc.                                                  2,100              72
Comcast Corp. Class A(b)                               13,350             244
DIRECTV Group, Inc.
  (The)(b)                                              3,100              72
Scripps (E.W.) Co. (The)
  Class A                                                 400              18
                                                                   ----------
                                                                          486
                                                                   ----------
BUILDING PRODUCTS--0.1%
Masco Corp.                                             1,600              34
Trane, Inc.                                               700              33
                                                                   ----------
                                                                           67
                                                                   ----------


                                                                       VALUE
                                                       SHARES          (000)
                                                     ----------      ----------
CASINOS & GAMING--0.2%
Harrah's Entertainment, Inc.                              800      $       71
International Game
  Technology                                            1,400              61
                                                                   ----------
                                                                          132
                                                                   ----------

COAL & CONSUMABLE FUELS--0.2%
Consol Energy, Inc.                                       800              57
Peabody Energy Corp.                                    1,100              68
                                                                   ----------
                                                                          125
                                                                   ----------

COMMERCIAL PRINTING--0.1%
RR Donnelley & Sons Co.                                 1,000              38

COMMUNICATIONS EQUIPMENT--2.5%
Ciena Corp.(b)                                            400              14
Cisco Systems, Inc.(b)                                 26,200             709
Corning, Inc.                                           6,800             163
JDS Uniphase Corp.(b)                                     937              13
Juniper Networks, Inc.(b)                               2,200              73
Motorola, Inc.                                         10,000             160
QUALCOMM, Inc.                                          7,200             283
Tellabs, Inc.                                           1,900              13
                                                                   ----------
                                                                        1,428
                                                                   ----------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                      1,550              82
Circuit City Stores, Inc.                                 700               3
GameStop Corp. Class A(b)                                 700              43
RadioShack Corp.                                          700              12
                                                                   ----------
                                                                          140
                                                                   ----------

COMPUTER HARDWARE--4.0%
Apple, Inc.(b)                                          3,700             733
Dell, Inc.(b)                                           9,800             240
Hewlett-Packard Co.                                    11,100             560
International Business
  Machines Corp.                                        5,900             638
Sun Microsystems, Inc.(b)                               3,650              66
Teradata Corp.(b)                                         800              22
                                                                   ----------
                                                                        2,259
                                                                   ----------

COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b)                                            9,000             167
Lexmark International,
  Inc. Class A(b)                                         400              14
Network Appliance, Inc.(b)                              1,600              40
QLogic Corp.(b)                                           600               8
SanDisk Corp.(b)                                        1,000              33
                                                                   ----------
                                                                          262
                                                                   ----------

CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                               400              58
Jacobs Engineering Group, Inc.(b)                         550              53
                                                                   ----------
                                                                          111
                                                                   ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
Caterpillar, Inc.                                       2,800             203
Cummins, Inc.                                             400              51


                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--CONTINUED
Deere & Co.                                             1,900      $      177
Manitowoc Co., Inc. (The)                                 500              25
PACCAR, Inc.                                            1,650              90
Terex Corp.(b)                                            400              26
                                                                   ----------
                                                                          572
                                                                   ----------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.(f)                                   400              32

CONSUMER ELECTRONICS--0.0%
Harman International
  Industries, Inc.                                        300              22

CONSUMER FINANCE--0.7%
American Express Co.                                    5,100             265
Capital One Financial Corp.                             1,696              80
Discover Financial
  Services                                              2,150              33
SLM Corp.                                               1,800              36
                                                                   ----------
                                                                          414
                                                                   ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Affiliated Computer Services,
  Inc. Class A(b)                                         400              18
Automatic Data Processing, Inc.                         2,300             102
Computer Sciences Corp.(b)                                700              35
Convergys Corp.(b)                                        700              12
Electronic Data Systems
  Corp.                                                 2,200              46
Fidelity National Information
  Services, Inc.                                          700              29
Fiserv, Inc.(b)                                           700              39
Paychex, Inc.                                           1,500              54
Western Union Co. (The)                                 3,300              80
                                                                   ----------
                                                                          415
                                                                   ----------

DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                                   300               6
Kohl's Corp.(b)(f)                                      1,400              64
Macy's, Inc.                                            1,860              48
Nordstrom, Inc.(f)                                        900              33
Penney (J.C.) Co., Inc.                                 1,000              44
Sears Holdings Corp.(b)(f)                                300              31
                                                                   ----------
                                                                          226
                                                                   ----------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B(f)                             400              30
Constellation Brands, Inc. Class A(b)                     900              21
                                                                   ----------
                                                                           51
                                                                   ----------

DISTRIBUTORS--0.1%
Genuine Parts Co.                                         700              32

DIVERSIFIED BANKS--1.8%
Comerica, Inc.                                            700              30
U.S. Bancorp                                            7,400             235
Wachovia Corp.(f)                                       8,210             312
Wells Fargo & Co.(f)                                   14,400             435
                                                                   ----------
                                                                        1,012
                                                                   ----------

DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                             200              10
Dow Chemical Co. (The)                                  4,100             162
E.I. du Pont de Nemours & Co.                           4,000             176
Eastman Chemical Co.                                      400              24


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
DIVERSIFIED CHEMICALS--CONTINUED
Hercules, Inc.                                            600      $       12
PPG Industries, Inc.                                      700              49
                                                                   ----------
                                                                          433
                                                                   ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.1%
Cintas Corp.                                              600              20
Equifax, Inc.                                             500              18
                                                                   ----------
                                                                           38
                                                                   ----------

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper &
  Gold, Inc. (Indonesia)(c)                             1,670             171
Titanium Metals Corp.                                     400              11
                                                                   ----------
                                                                          182
                                                                   ----------

DIVERSIFIED REITS--0.1%
Vornado Realty Trust                                      600              53

DRUG RETAIL--0.7%
CVS Caremark Corp.                                      6,374             253
Walgreen Co.                                            4,300             164
                                                                   ----------
                                                                          417
                                                                   ----------

EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                             600              42

ELECTRIC UTILITIES--2.1%
Allegheny Energy, Inc.                                    700              44
American Electric Power Co., Inc.                       1,700              79
Duke Energy Corp.                                       5,400             109
Edison International                                    1,400              75
Entergy Corp.                                             800              96
Exelon Corp.                                            2,900             237
FirstEnergy Corp.                                       1,300              94
FPL Group, Inc.                                         1,800             122
Pepco Holdings, Inc.                                      900              26
Pinnacle West Capital Corp.                               400              17
PPL Corp.                                               1,700              89
Progress Energy, Inc.                                   1,100              53
Southern Co. (The)                                      3,300             128
                                                                   ----------
                                                                        1,169
                                                                   ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Cooper Industries Ltd.
  Class A                                                 800              42
Emerson Electric Co.                                    3,400             193
Rockwell Automation, Inc.                                 700              48
                                                                   ----------
                                                                          283
                                                                   ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(b)                           1,700              62

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                                       800              12
Molex, Inc.                                               600              17
Tyco Electronics Ltd.                                   2,100              78
                                                                   ----------
                                                                          107
                                                                   ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(b)                        1,300              14
Waste Management, Inc.                                  2,200              72
                                                                   ----------
                                                                           86
                                                                   ----------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co.                                            2,400      $      268

FOOD DISTRIBUTORS--0.1%
SYSCO Corp.                                             2,600              81

FOOD RETAIL--0.4%
Kroger Co. (The)                                        3,000              80
Safeway, Inc.                                           1,900              65
SUPERVALU, Inc.                                           936              35
Whole Foods Market, Inc.                                  600              25
                                                                   ----------
                                                                          205
                                                                   ----------

FOOTWEAR--0.2%
NIKE, Inc. Class B                                      1,700             109

FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                          900              66

GAS UTILITIES--0.1%
Nicor, Inc.                                               200               8
Questar Corp.                                             700              38
                                                                   ----------
                                                                           46
                                                                   ----------

GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(b)                                         400               6
Family Dollar Stores, Inc.                                600              12
Target Corp.(f)                                         3,600             180
                                                                   ----------
                                                                          198
                                                                   ----------

GOLD--0.2%
Newmont Mining Corp.                                    1,900              93

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                   700              32
Cardinal Health, Inc.                                   1,600              92
McKesson Corp.                                          1,300              85
Patterson Cos., Inc.(b)                                   600              20
                                                                   ----------
                                                                          229
                                                                   ----------

HEALTH CARE EQUIPMENT--1.7%
Bard (C.R.), Inc.                                         400              38
Baxter International, Inc.                              2,800             162
Becton, Dickinson & Co.                                 1,000              84
Boston Scientific Corp.                                 5,863              68
Covidien Ltd.                                           2,100              93
Hospira, Inc.(b)                                          650              28
Medtronic, Inc.                                         4,900             246
St. Jude Medical, Inc.(b)                               1,500              61
Stryker Corp.                                           1,000              75
Varian Medical Systems,
  Inc.(b)                                                 500              26
Zimmer Holdings, Inc.(b)                                1,000              66
                                                                   ----------
                                                                          947
                                                                   ----------

HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp.(b)                               2,000              10

HEALTH CARE SERVICES--0.5%
Express Scripts, Inc.(b)                                1,100              80
Laboratory Corp. of America
  Holdings(b)                                             500              38
Medco Health Solutions, Inc.(b)                         1,200             122
Quest Diagnostics, Inc.                                   700              37
                                                                   ----------
                                                                          277
                                                                   ----------

HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                          900              21

                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                                1,300      $       76

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                                     900              16

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                                  7,300             196
Lowe's Cos., Inc.                                       6,400             145
Sherwin-Williams Co. (The)                                500              29
                                                                   ----------
                                                                          370
                                                                   ----------

HOMEBUILDING--0.1%
Centex Corp.                                              600              15
Horton (D.R.), Inc.                                     1,300              17
KB Home(f)                                                400               9
Lennar Corp. Class A(f)                                   700              12
Pulte Homes, Inc.                                       1,100              12
                                                                   ----------
                                                                           65
                                                                   ----------

HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                              1,200              35

HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp.                                          1,900              84
Marriott International, Inc.
  Class A                                               1,400              48
Starwood Hotels & Resorts
  Worldwide, Inc.                                         800              35
Wyndham Worldwide Corp.                                   840              20
                                                                   ----------
                                                                          187
                                                                   ----------

HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                                300              21
Snap-On, Inc.                                             200              10
Stanley Works (The)                                       400              19
Whirlpool Corp.                                           300              24
                                                                   ----------
                                                                           74
                                                                   ----------

HOUSEHOLD PRODUCTS--2.3%
Clorox Co. (The)                                          600              39
Colgate-Palmolive Co.                                   2,200             171
Kimberly-Clark Corp.                                    1,800             125
Procter & Gamble Co.
  (The)                                                13,452             988
                                                                   ----------
                                                                        1,323
                                                                   ----------

HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                      700              51
Newell Rubbermaid, Inc.                                 1,200              31
                                                                   ----------
                                                                           82
                                                                   ----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                                600              19
Robert Half International,
  Inc.                                                    700              19
                                                                   ----------
                                                                           38
                                                                   ----------

HYPERMARKETS & SUPER CENTERS--1.1%
Costco Wholesale Corp.                                  1,900             132
Wal-Mart Stores, Inc.                                  10,300             490
                                                                   ----------
                                                                          622
                                                                   ----------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.3%
AES Corp. (The)                                         2,900              62
Constellation Energy Group,
  Inc.                                                    800              82


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--CONTINUED
Dynegy, Inc. Class A(b)                                 1,973      $       14
                                                                   ----------
                                                                          158
                                                                   ----------

INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                  3,100             261
General Electric Co.                                   44,200           1,639
Textron, Inc.                                           1,100              79
Tyco International Ltd.                                 2,100              83
                                                                   ----------
                                                                        2,062
                                                                   ----------

INDUSTRIAL GASES--0.4%
Air Products and Chemicals, Inc.                          900              89
Praxair, Inc.                                           1,400             124
                                                                   ----------
                                                                          213
                                                                   ----------

INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                           1,100              97
Dover Corp.                                               900              41
Eaton Corp.                                               600              58
Illinois Tool Works, Inc.                               1,800              96
ITT Corp.                                                 800              53
Pall Corp.                                                500              20
Parker Hannifin Corp.                                     750              57
                                                                   ----------
                                                                          422
                                                                   ----------

INDUSTRIAL REITS--0.1%
ProLogis                                                1,100              70

INSURANCE BROKERS--0.2%
AON Corp.                                               1,300              62
Marsh & McLennan Cos., Inc.                             2,300              61
                                                                   ----------
                                                                          123
                                                                   ----------

INTEGRATED OIL & GAS--7.7%
Chevron Corp.                                           9,189             858
ConocoPhillips                                          7,000             618
Exxon Mobil Corp.(e)                                   23,900           2,239
Hess Corp.                                              1,200             121
Marathon Oil Corp.                                      3,056             186
Murphy Oil Corp.                                          800              68
Occidental Petroleum Corp.                              3,600             277
                                                                   ----------
                                                                        4,367
                                                                   ----------

INTEGRATED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                             26,292           1,093
CenturyTel, Inc.                                          500              21
Citizens Communications
  Co.                                                   1,500              19
Embarq Corp.                                              702              35
Qwest Communications
  International, Inc.(b)                                6,900              48
Verizon Communications,
  Inc.                                                 12,500             546
Windstream Corp.                                        2,181              28
                                                                   ----------
                                                                        1,790
                                                                   ----------

INTERNET RETAIL--0.3%
Amazon.com, Inc.(b)(f)                                  1,300             121
Expedia, Inc.(b)                                          850              27
IAC/InterActiveCorp.(b)                                   900              24
                                                                   ----------
                                                                          172
                                                                   ----------

INTERNET SOFTWARE & SERVICES--1.8%
Akamai Technologies, Inc.(b)                              700              24
eBay, Inc.(b)                                           4,900             163


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
INTERNET SOFTWARE & SERVICES--CONTINUED
Google, Inc. Class A(b)                                 1,000      $      691
VeriSign, Inc.(b)                                         900              34
Yahoo!, Inc.(b)                                         5,700             133
                                                                   ----------
                                                                        1,045
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--1.9%
Bear Stearns Cos., Inc.
  (The)                                                   500              44
Charles Schwab Corp.
  (The)                                                 4,100             105
E*TRADE Financial Corp.(b)(f)                           2,000               7
Goldman Sachs Group, Inc.
  (The)                                                 1,700             366
Lehman Brothers Holdings,
  Inc.                                                  2,300             150
Merrill Lynch & Co., Inc.                               3,700             199
Morgan Stanley                                          4,500             239
                                                                   ----------
                                                                        1,110
                                                                   ----------

IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions
  Corp. Class A(b)                                      1,200              41
Unisys Corp.(b)                                         1,800               8
                                                                   ----------
                                                                           49
                                                                   ----------

LEISURE PRODUCTS--0.1%
Brunswick Corp.                                           500               9
Hasbro, Inc.                                              600              15
Mattel, Inc.                                            1,600              30
                                                                   ----------
                                                                           54
                                                                   ----------

LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc.                                             2,100             132
Lincoln National Corp.                                  1,130              66
MetLife, Inc.                                           3,200             197
Principal Financial Group,
  Inc. (The)                                            1,100              76
Prudential Financial, Inc.                              2,000             186
Torchmark Corp.                                           400              24
Unum Group                                              1,600              38
                                                                   ----------
                                                                          719
                                                                   ----------

LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp. - Applied
  Biosystems Group                                        800              27
Millipore Corp.(b)                                        200              15
PerkinElmer, Inc.                                         600              15
Thermo Fisher Scientific,
  Inc.(b)                                               1,800             104
Waters Corp.(b)                                           400              32
                                                                   ----------
                                                                          193
                                                                   ----------

MANAGED HEALTH CARE--1.5%
Aetna, Inc.                                             2,200             127
CIGNA Corp.                                             1,200              64
Coventry Health Care,
  Inc.(b)                                                 650              39
Humana, Inc.(b)                                           700              53
UnitedHealth Group, Inc.                                5,700             332
WellPoint, Inc.(b)                                      2,500             219
                                                                   ----------
                                                                          834
                                                                   ----------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                                400              18
Pactiv Corp.(b)                                           600              16
                                                                   ----------
                                                                           34
                                                                   ----------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                   1,100              51



                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
MOVIES & ENTERTAINMENT--1.5%
News Corp. Class A                                     10,000      $      205
Time Warner, Inc.                                      16,100             266
Viacom, Inc. Class B(b)                                 2,950             129
Walt Disney Co. (The)                                   8,400             271
                                                                   ----------
                                                                          871
                                                                   ----------

MULTI-LINE INSURANCE--1.7%
American International
  Group, Inc.                                          11,100             647
Assurant, Inc.                                            400              27
Genworth Financial, Inc.
  Class A                                               1,900              48
Hartford Financial Services
  Group, Inc. (The)                                     1,400             122
Loews Corp.                                             1,900              96
                                                                   ----------
                                                                          940
                                                                   ----------

MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                                   700              33

MULTI-UTILITIES--1.1%
Ameren Corp.                                              900              49
CenterPoint Energy, Inc.                                1,400              24
CMS Energy Corp.                                        1,000              17
Consolidated Edison, Inc.                               1,200              58
Dominion Resources, Inc.                                2,500             119
DTE Energy Co.                                            700              31
Integrys Energy Group, Inc.                               365              19
NiSource, Inc.                                          1,200              23
PG&E Corp.                                              1,500              65
Public Service Enterprise
  Group, Inc.                                           1,100             108
Sempra Energy                                           1,100              68
TECO Energy, Inc.                                         900              15
Xcel Energy, Inc.                                       1,900              43
                                                                   ----------
                                                                          639
                                                                   ----------

OFFICE ELECTRONICS--0.1%
Xerox Corp.                                             4,000              65

OFFICE REITS--0.1%
Boston Properties, Inc.                                   500              46

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                      400              21
Pitney Bowes, Inc.(f)                                   1,000              38
                                                                   ----------
                                                                           59
                                                                   ----------

OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                                 600              36
Noble Corp.                                             1,200              68
Rowan Cos., Inc.                                          500              19
Transocean, Inc.                                        1,299             186
                                                                   ----------
                                                                          309
                                                                   ----------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Baker Hughes, Inc.                                      1,400             114
BJ Services Co.                                         1,300              32
Halliburton Co.                                         3,800             144
National Oilwell Varco,
  Inc.(b)                                               1,500             110
Smith International, Inc.                                 900              66
Weatherford International
  Ltd.(b)                                               1,500             103
                                                                   ----------
                                                                          569
                                                                   ----------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
OIL & GAS EXPLORATION & PRODUCTION--1.4%
Anadarko Petroleum Corp.                                2,000      $      131
Apache Corp.                                            1,400             151
Chesapeake Energy Corp.                                 1,900              74
Devon Energy Corp.                                      1,900             169
EOG Resources, Inc.                                     1,100              98
Noble Energy, Inc.                                        700              56
Range Resources Corp.                                     700              36
XTO Energy, Inc.                                        2,125             109
                                                                   ----------
                                                                          824
                                                                   ----------

OIL & GAS REFINING & MARKETING--0.4%
Sunoco, Inc.                                              500              36
Tesoro Corp.                                              600              29
Valero Energy Corp.                                     2,400             168
                                                                   ----------
                                                                          233
                                                                   ----------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
El Paso Corp.                                           3,000              52
Spectra Energy Corp.                                    2,750              71
Williams Cos., Inc. (The)                               2,600              93
                                                                   ----------
                                                                          216
                                                                   ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America Corp.                                  19,142             790
Citigroup, Inc.                                        21,400             630
JPMorgan Chase & Co.                                   14,596             637
                                                                   ----------
                                                                        2,057
                                                                   ----------

PACKAGED FOODS & MEATS--1.2%
Campbell Soup Co.                                       1,000              36
ConAgra Foods, Inc.                                     2,100              50
Dean Foods Co.                                            600              15
General Mills, Inc.                                     1,400              80
Heinz (H.J.) Co.                                        1,400              65
Hershey Co. (The)                                         700              27
Kellogg Co.                                             1,100              58
Kraft Foods, Inc. Class A                               6,835             223
McCormick & Co., Inc.                                     600              23
Sara Lee Corp.                                          3,100              50
Tyson Foods, Inc. Class A                               1,300              20
Wrigley (Wm.) Jr. Co.                                     900              53
                                                                   ----------
                                                                          700
                                                                   ----------

PAPER PACKAGING--0.1%
Bemis Co., Inc.                                           400              11
Sealed Air Corp.                                          700              16
Temple-Inland, Inc.                                       500              11
                                                                   ----------
                                                                           38
                                                                   ----------

PAPER PRODUCTS--0.2%
International Paper Co.                                 1,900              62
MeadWestvaco Corp.                                        800              25
                                                                   ----------
                                                                           87
                                                                   ----------

PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                     1,900              75
Estee Lauder Cos., Inc. (The) Class A                     500              22
                                                                   ----------
                                                                           97
                                                                   ----------

PHARMACEUTICALS--6.2%
Abbott Laboratories                                     6,700             376
Allergan, Inc.                                          1,300              84


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
PHARMACEUTICALS--CONTINUED
Barr Pharmaceuticals, Inc.(b)                             500      $       27
Bristol-Myers Squibb Co.                                8,500             225
Forest Laboratories, Inc.(b)                            1,400              51
Johnson & Johnson                                      12,500             834
King Pharmaceuticals, Inc.(b)                           1,100              11
Lilly (Eli) & Co.                                       4,300             230
Merck & Co., Inc.                                       9,400             546
Mylan, Inc.                                             1,100              15
Pfizer, Inc.                                           29,800             677
Schering-Plough Corp.                                   7,000             187
Watson Pharmaceuticals, Inc.(b)                           500              14
Wyeth                                                   5,800             256
                                                                   ----------
                                                                        3,533
                                                                   ----------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.(f)                                    1,300              28

PROPERTY & CASUALTY INSURANCE--0.9%
Allstate Corp. (The)                                    2,500             131
AMBAC Financial Group, Inc.(f)                            500              13
Chubb Corp. (The)                                       1,700              93
Cincinnati Financial Corp.                                704              28
MBIA, Inc.                                                600              11
Progressive Corp. (The)                                 3,100              59
Safeco Corp.                                              400              22
Travelers Cos., Inc. (The)                              2,859             154
                                                                   ----------
                                                                          511
                                                                   ----------

PUBLISHING--0.2%
Gannett Co., Inc.                                       1,000              39
McGraw-Hill Cos., Inc. (The)                            1,500              66
Meredith Corp.                                            200              11
New York Times Co. (The)
  Class A                                                 600              10
                                                                   ----------
                                                                          126
                                                                   ----------

RAILROADS--0.7%
Burlington Northern
  Santa Fe Corp.                                        1,300             108
CSX Corp.                                               1,900              84
Norfolk Southern Corp.                                  1,700              86
Union Pacific Corp.                                     1,100             138
                                                                   ----------
                                                                          416
                                                                   ----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc.
  Class A(b)                                              800              17
Forestar Real Estate Group,
  Inc.                                                    167               4
                                                                   ----------
                                                                           21
                                                                   ----------

REGIONAL BANKS--1.2%
BB&T Corp.                                              2,400              74
Commerce Bancorp, Inc.                                    800              31
Fifth Third Bancorp                                     2,300              58
First Horizon National Corp.(f)                           500               9
Huntington Bancshares, Inc.                             1,700              25
KeyCorp                                                 1,700              40
M&T Bank Corp.                                            300              24
Marshall & Ilsley Corp.                                 1,200              32
National City Corp.                                     2,700              44
PNC Financial Services Group,
  Inc. (The)                                            1,500              98
Regions Financial Corp.                                 3,030              72
SunTrust Banks, Inc.                                    1,500              94
Synovus Financial Corp.                                 1,500              36


                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
REGIONAL BANKS--CONTINUED
Zions Bancorp                                             500      $       23
                                                                   ----------
                                                                          660
                                                                   ----------

RESIDENTIAL REITS--0.2%
Apartment Investment &
  Management Co. Class A                                  400              14
AvalonBay Communities, Inc.                               300              28
Equity Residential                                      1,200              44
                                                                   ----------
                                                                           86
                                                                   ----------

RESTAURANTS--0.8%
Darden Restaurants, Inc.                                  600              17
McDonald's Corp.                                        5,100             300
Starbucks Corp.(b)                                      3,200              66
Wendy's International, Inc.                               400              10
Yum! Brands, Inc.                                       2,200              84
                                                                   ----------
                                                                          477
                                                                   ----------

RETAIL REITS--0.3%
Developers Diversified
  Realty Corp.                                            500              19
General Growth Properties,
  Inc.                                                  1,100              45
Kimco Realty Corp.                                      1,000              37
Simon Property Group, Inc.                              1,000              87
                                                                   ----------
                                                                          188
                                                                   ----------

SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                                 5,900             105
KLA-Tencor Corp.                                          800              39
MEMC Electronic Materials,
  Inc.(b)                                               1,000              88
Novellus Systems, Inc.(b)                                 500              14
Teradyne, Inc.(b)                                         700               7
                                                                   ----------
                                                                          253
                                                                   ----------

SEMICONDUCTORS--2.2%
Advanced Micro Devices,
  Inc.(b)(f)                                            2,600              20
Altera Corp.                                            1,400              27
Analog Devices, Inc.                                    1,400              44
Broadcom Corp. Class A(b)                               2,100              55
Intel Corp.                                            25,200             672
Linear Technology Corp.                                 1,000              32
LSI Corp.(f)                                            3,400              18
Microchip Technology, Inc.                              1,000              31
Micron Technology, Inc.(b)                              3,300              24
National Semiconductor
  Corp.                                                 1,100              25
NVIDIA Corp.(b)                                         2,350              80
Texas Instruments, Inc.                                 6,200             207
Xilinx, Inc.                                            1,300              28
                                                                   ----------
                                                                        1,263
                                                                   ----------

SOFT DRINKS--2.0%
Coca-Cola Co. (The)                                     8,600             528
Coca-Cola Enterprises, Inc.                             1,300              34
Pepsi Bottling Group, Inc. (The)                          600              24
PepsiCo, Inc.                                           7,000             531
                                                                   ----------
                                                                        1,117
                                                                   ----------

SPECIALIZED CONSUMER SERVICES--0.0%
Block (H&R), Inc.                                       1,500              28

SPECIALIZED FINANCE--0.6%
CIT Group, Inc.                                           900              22
CME Group, Inc.                                           200             137


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
SPECIALIZED FINANCE--CONTINUED
IntercontinentalExchange,
  Inc.(b)                                                 300      $       58
Moody's Corp.(f)                                        1,000              36
NYSE Euronext                                           1,100              96
                                                                   ----------
                                                                          349
                                                                   ----------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                             2,400              41
Plum Creek Timber Co., Inc.                               800              37
Public Storage, Inc.                                      500              36
                                                                   ----------
                                                                          114
                                                                   ----------

SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                              800              41
International Flavors &
  Fragrances, Inc.                                        400              19
Rohm & Haas Co.                                           500              27
Sigma-Aldrich Corp.                                       600              33
                                                                   ----------
                                                                          120
                                                                   ----------

SPECIALTY STORES--0.2%
Office Depot, Inc.(b)                                   1,300              18
OfficeMax, Inc.                                           400               8
Staples, Inc.(f)                                        3,100              71
Tiffany & Co.                                             600              28
                                                                   ----------
                                                                          125
                                                                   ----------

STEEL--0.3%
Allegheny Technologies, Inc.                              400              35
Nucor Corp.                                             1,200              71
United States Steel Corp.                                 500              60
                                                                   ----------
                                                                          166
                                                                   ----------

SYSTEMS SOFTWARE--3.1%
BMC Software, Inc.(b)                                     900              32
CA, Inc.                                                1,693              42
Microsoft Corp.                                        34,700           1,235
Novell, Inc.(b)                                         1,800              13
Oracle Corp.(b)                                        16,933             382
Symantec Corp.(b)                                       3,866              63
                                                                   ----------
                                                                        1,767
                                                                   ----------

THRIFTS & MORTGAGE FINANCE--0.7%
Countrywide Financial Corp.(f)                          2,600              23
Fannie Mae                                              4,200             168
Freddie Mac                                             2,800              95
Guaranty Financial Group,
  Inc.                                                    167               3
Hudson City Bancorp, Inc.                               2,200              33
MGIC Investment Corp.(f)                                  400               9
Sovereign Bancorp, Inc.                                 1,720              20
Washington Mutual, Inc.(f)                              3,742              51
                                                                   ----------
                                                                          402
                                                                   ----------

TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co.
  (The)(b)                                                900              25

TOBACCO--1.4%
Altria Group, Inc.                                      9,100             688
Reynolds American, Inc.                                   700              46
UST, Inc.                                                 700              38
                                                                   ----------
                                                                          772
                                                                   ----------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Grainger (W.W.), Inc.                                     300      $       26

TRUCKING--0.0%
Ryder System, Inc.                                        300              14

WIRELESS TELECOMMUNICATION SERVICES--0.4%
American Tower Corp. Class A                            1,800              77
Sprint Nextel Corp.                                    12,258             161
                                                                   ----------
                                                                          238
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $42,894)                                              55,024
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.3%

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A
  (United States)                                       1,200              56

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd.
  (United States)(b)                                    1,200              33

OIL & GAS EQUIPMENT & SERVICES--0.9%
Schlumberger Ltd. (Netherlands)                         5,100             501

PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                                1,400              87
XL Capital Ltd. Class A
  (United States)                                         800              40
                                                                   ----------
                                                                          127
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $340)                                                    717
-----------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund
  Rights(b)(d)                                          8,400               0
-----------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $43,234)                                              55,741
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--7.3%


MONEY MARKET MUTUAL FUNDS--6.9%
AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 4.72%)                   458,102             458
BlackRock Institutional Money
  Market Trust (seven-day effective
  yield 4.88%)(g)                                   1,588,022           1,588
Dreyfus Cash Management Plus,
  Inc. - Institutional Shares
  (seven-day effective yield 4.80%)                        47              --(h)
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 4.85%)                 1,036,511           1,037


                        See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
MONEY MARKET MUTUAL FUNDS--CONTINUED
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 4.79%)                              853,539      $      854
                                                                   ----------
                                                                        3,937
                                                                   ----------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ----------
U.S. TREASURY BILLS(i)--0.4%
U.S. Treasury Bill 3.310%
  due 5/8/08(e)                                      $    250             247
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,184)                                                4,184
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--105.2%
(IDENTIFIED COST $47,418)                                              59,925(a)

Other assets and liabilities,
  net--(5.2)%                                                          (2,975)
                                                                   ----------
NET ASSETS--100.0%                                                 $   56,950
                                                                   ==========



At December 31, 2007, the Fund had entered into futures contracts as follows ($ reported in 000's):

                                                           Value of        Market       Unrealized
                                           Number of      Contracts       Value of     Appreciation
                     Expiration Date       Contracts     When Opened     Contracts    (Depreciation)
                     ----------------     ----------    --------------  ----------    --------------
S&P 500(R) Index       March-08                7           $2,579         $2,585          $   6
                                                                                          =====

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,001 and gross depreciation of $3,355 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $49,279.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2007, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 6 "lliquid and Restricted Securities" in the Notes to Financial Statements.
(e)  All or a portion segregated as collateral for futures contracts.
(f)  All or a portion of security is on loan.
(g) Represents security purchased with cash collateral received for securities on loan.
(h)  Amount is less than $1,000.
(i)  The rate shown is the discount rate.


                        See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP GROWTH FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
DOMESTIC COMMON STOCKS--98.8%

AEROSPACE & DEFENSE--3.1%
Ceradyne, Inc.(b)                                       7,200      $      338
Teledyne Technologies, Inc.(b)                          9,000             480
                                                                   ----------
                                                                          818
                                                                   ----------

AGRICULTURAL PRODUCTS--0.9%
Darling International, Inc.(b)                         19,950             231

AIRLINES--1.6%
Republic Airways Holdings, Inc.(b)                     20,950             410

APPLICATION SOFTWARE--6.9%
ANSYS, Inc.(b)                                          7,140             296
Blackboard, Inc.(b)                                     6,500             262
FactSet Research Systems, Inc.                          6,950             387
Informatica Corp.(b)                                    6,860             124
Nuance Communications, Inc.(b)(d)                      15,300             286
Synchronoss Technologies, Inc.(b)(d)                   12,600             446
                                                                   ----------
                                                                        1,801
                                                                   ----------

AUTO PARTS & EQUIPMENT--1.1%
Aftermarket Technology Corp.(b)                        10,900             297

BIOTECHNOLOGY--4.2%
Alkermes, Inc.(b)                                       7,400             116
Alnylam Pharmaceuticals, Inc.(b)                        4,750             138
Cubist Pharmaceuticals, Inc.(b)                         7,400             152
LifeCell Corp.(b)                                       4,200             181
OSI Pharmaceuticals, Inc.(b)(d)                         3,500             170
Trimeris, Inc.(b)(d)                                   14,920             104
United Therapeutics Corp.(b)                            2,450             239
                                                                   ----------
                                                                        1,100
                                                                   ----------

CASINOS & GAMING--0.7%
Monarch Casino and Resort, Inc.(b)                      7,450             179

COMMODITY CHEMICALS--1.2%
Koppers Holdings, Inc.                                  7,100             307

COMMUNICATIONS EQUIPMENT--2.6%
Blue Coat Systems, Inc.(b)                              3,360             110
Polycom, Inc.(b)                                       12,300             342
Riverbed Technology, Inc.(b)                            3,720             100
ViaSat, Inc.(b)                                         3,900             134
                                                                   ----------
                                                                          686
                                                                   ----------

COMPUTER STORAGE & PERIPHERALS--0.6%
Novatel Wireless, Inc.(b)                               9,160             148

CONSTRUCTION & ENGINEERING--0.7%
Perini Corp.(b)                                         4,500             186

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.6%
Wabtec Corp.                                           11,750             405


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
PROCESSING & OUTSOURCED SERVICES--1.2%
Euronet Worldwide, Inc.(b)(d)                          10,200      $      306

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--5.8%
Advisory Board Co. (The)(b)                             5,000             321
China Direct, Inc.(b)(d)                               14,200             125
Comfort Systems USA, Inc.                               9,400             120
Geoeye, Inc.(b)                                         8,450             284
Huron Consulting Group, Inc.(b)                         2,000             161
ICF International, Inc.(b)                              8,100             205
VSE Corp.                                               6,300             308
                                                                   ----------
                                                                        1,524
                                                                   ----------

EDUCATION SERVICES--1.4%
DeVry, Inc.                                             7,150             372

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Spectrum Control, Inc.(b)                               6,640             102

ELECTRONIC MANUFACTURING SERVICES--0.6%
Plexus Corp.(b)                                         5,650             148

FERTILIZERS & AGRICULTURAL CHEMICALS--2.8%
CF Industries Holdings, Inc.                            4,950             545
Terra Industries, Inc.(b)                               3,640             174
                                                                   ----------
                                                                          719
                                                                   ----------

HEALTH CARE EQUIPMENT--1.7%
Hologic, Inc.(b)(d)                                     5,100             350
IRIS International, Inc.(b)                             5,200             102
                                                                   ----------
                                                                          452
                                                                   ----------

HEALTH CARE FACILITIES--1.9%
AmSurg Corp.(b)                                        17,900             484

HEALTH CARE SERVICES--4.4%
Chemed Corp.                                            8,300             464
HMS Holdings Corp.(b)                                   7,500             249
RehabCare Group, Inc.(b)                               10,500             237
Res-Care, Inc.(b)                                       7,500             188
                                                                   ----------
                                                                        1,138
                                                                   ----------

HEALTH CARE SUPPLIES--1.8%
Immucor, Inc.(b)                                       13,850             471

HEALTH CARE TECHNOLOGY--1.4%
Phase Forward, Inc.(b)                                 17,200             374

HOME FURNISHINGS--0.8%
Tempur-Pedic International, Inc.(d)                     8,300             216

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.9%
Heidrick & Struggles
  International, Inc.                                   6,500             241

INDUSTRIAL MACHINERY--4.1%
Actuant Corp. Class A                                  10,660             363
Gardner Denver, Inc.(b)                                10,190             336
Graham Corp.                                            7,240             379
                                                                   ----------
                                                                        1,078
                                                                   ----------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
NTELOS Holdings Corp.                                  10,000      $      297

INTERNET RETAIL--1.3%
Nutri/System, Inc.(b)(d)                                5,200             140
priceline.com, Inc.(b)                                  1,720             198
                                                                   ----------
                                                                          338
                                                                   ----------

INTERNET SOFTWARE & SERVICES--4.3%
DealerTrack Holdings,
  Inc.(b)                                              12,050             403
Vocus, Inc.(b)                                         13,600             470
WebSense, Inc.(b)                                      14,350             244
                                                                   ----------
                                                                        1,117
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--1.7%
GFI Group, Inc.(b)                                      4,600             440

LIFE SCIENCES TOOLS & SERVICES--2.7%
Kendle International, Inc.(b)                           6,600             323
Medtox Scientific, Inc.(b)                              8,320             150
Varian, Inc.(b)                                         3,350             219
                                                                   ----------
                                                                          692
                                                                   ----------

MARINE--1.0%
Excel Maritime Carriers Ltd.                            6,680             268

OFFICE SERVICES & SUPPLIES--0.7%
Miller (Herman), Inc.                                   5,650             183

OIL & GAS DRILLING--0.6%
Grey Wolf, Inc.(b)                                     27,500             147

OIL & GAS EQUIPMENT & SERVICES--6.3%
Gulfmark Offshore, Inc.(b)                              4,500             211
NATCO Group, Inc. Class A(b)                            9,250             501
T-3 Energy Services, Inc.(b)                            8,290             390
Trico Marine Services, Inc.(b)                          5,900             218
W-H Energy Services, Inc.(b)                            5,800             326
                                                                   ----------
                                                                        1,646
                                                                   ----------

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Penn Virginia Corp.                                    10,540             460

PERSONAL PRODUCTS--1.3%
Chattem, Inc.(b)                                        4,650             351

PHARMACEUTICALS--1.9%
Caraco Pharmaceutical Laboratories Ltd.(b)              8,400             144
Sciele Pharma, Inc.(b)                                  7,800             159
Viropharma, Inc.(b)                                     8,950              71
XenoPort, Inc.(b)                                       2,320             130
                                                                   ----------
                                                                          504
                                                                   ----------

PROPERTY & CASUALTY INSURANCE--3.8%
CNA Surety Corp.(b)                                     6,150             122
Meadowbrook Insurance Group, Inc.(b)                   16,350             154
Navigators Group, Inc. (The)(b)                         8,200             533
Safety Insurance Group, Inc.                            2,700              99
SeaBright Insurance Holdings, Inc.(b)                   6,200              93
                                                                   ----------
                                                                        1,001
                                                                   ----------
                        See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP GROWTH FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
PUBLISHING--1.9%
Morningstar, Inc.(b)                                    6,260      $      487

RESTAURANTS--0.7%
Buffalo Wild Wings, Inc.(b)(d)                          8,200             190

SEMICONDUCTOR EQUIPMENT--0.6%
Tessera Technologies, Inc.(b)                           3,800             158

SEMICONDUCTORS--4.0%
Amkor Technology, Inc.(b)(d)                           35,350             301
Atheros Communications, Inc.(b)                         3,600             110
Hittite Microwave Corp.(b)                              9,400             449
Sigma Designs, Inc.(b)(d)                               3,550             196
                                                                   ----------
                                                                        1,056
                                                                   ----------

SOFT DRINKS--0.9%
Hansen Natural Corp.(b)                                 5,300             235

SPECIALIZED CONSUMER SERVICES--1.5%
Sotheby's Holdings, Inc. Class A                       10,600             404

SPECIALIZED REITS--0.9%
Ashford Hospitality Trust, Inc.                        31,800             229

STEEL--1.9%
Cleveland-Cliffs, Inc.                                  2,600             262
Quanex Corp.                                            4,300             223
                                                                   ----------
                                                                          485
                                                                   ----------

SYSTEMS SOFTWARE--2.3%
MICROS Systems, Inc.(b)                                 6,300             442
Radiant Systems, Inc.(b)                                9,100             157
                                                                   ----------
                                                                          599
                                                                   ----------

TRADING COMPANIES & DISTRIBUTORS--1.2%
NuCo2, Inc.                                            12,800             319
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $23,747)                                              25,799
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $23,747)                                              25,799
-----------------------------------------------------------------------------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
SHORT-TERM INVESTMENTS--10.1%

MONEY MARKET MUTUAL FUNDS--10.1%
AIM STIT-Liquid Assets Portfolio (The) -
  Institutional Shares
  (seven-day effective yield 4.72%)                         1      $       --(e)
BlackRock Institutional Money Market
  Trust (seven-day effective
  yield 4.88%)(c)                                   2,337,344           2,337
Goldman Sachs Financial Square
  Funds - Money Market Fund -
  Select Shares (seven-day
  effective yield 4.85%)                               35,501              36
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 4.79%)                              265,070             265
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,638)                                                2,638
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--108.9%
(IDENTIFIED COST $26,385)                                              28,437(a)

Other assets and liabilities, net--(8.9)%                              (2,331)
                                                                   ----------
NET ASSETS--100.0%                                                 $   26,106
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,470 and gross depreciation of $1,420 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $26,387.
(b)  Non-income producing.
(c) Represents security purchased with cash collateral received for securities on loan.
(d)  All or a portion of security is on loan.
(e)  Amount is less than $1,000.


                        See Notes to Financial Statements

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--2.7%
Ceradyne, Inc.(b)                                      52,650      $    2,471
Teledyne Technologies, Inc.(b)                         35,970           1,918
                                                                   ----------
                                                                        4,389
                                                                   ----------

APPAREL RETAIL--3.7%
Aeropostale, Inc.(b)                                  113,950           3,020
Coldwater Creek, Inc.(b)(e)                           282,200           1,888
Dress Barn, Inc. (The)(b)                              90,650           1,134
                                                                   ----------
                                                                        6,042
                                                                   ----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
G-III Apparel Group Ltd.(b)                            38,230             565
Phillips-Van Heusen Corp.                              65,860           2,427
                                                                   ----------
                                                                        2,992
                                                                   ----------

APPLICATION SOFTWARE--2.8%
American Software, Inc. Class A                        83,200             707
Nuance Communications, Inc.(b)(e)                      68,200           1,274
SPSS, Inc.(b)                                          72,400           2,600
                                                                   ----------
                                                                        4,581
                                                                   ----------

AUTO PARTS & EQUIPMENT--0.5%
Aftermarket Technology Corp.(b)                        31,150             849

BIOTECHNOLOGY--0.4%
LifeCell Corp.(b)                                      16,300             703

CATALOG RETAIL--1.8%
Systemax, Inc.(e)                                     146,200           2,971

COAL & CONSUMABLE FUELS--0.9%
USEC, Inc.(b)(e)                                      157,550           1,418

COMMERCIAL PRINTING--1.2%
M & F Worldwide Corp.(b)                               36,500           1,966

COMMODITY CHEMICALS--1.0%
Koppers Holdings, Inc.                                 37,250           1,611

COMMUNICATIONS EQUIPMENT--1.9%
Blue Coat Systems, Inc.(b)                             92,300           3,034

COMPUTER STORAGE & PERIPHERALS--1.1%
Novatel Wireless, Inc.(b)                             112,700           1,826

CONSTRUCTION & ENGINEERING--1.5%
Perini Corp.(b)                                        57,100           2,365

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--1.1%
Wabtec Corp.                                           49,950           1,720

DEPARTMENT STORES--0.5%
Bon-Ton Stores, Inc. (The)                             78,550             745

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.5%
Geoeye, Inc.(b)                                        25,400             855


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
DIVERSIFIED REITS--1.1%
Colonial Properties Trust                              78,100      $    1,767

ELECTRIC UTILITIES--1.2%
Cleco Corp.                                            70,280           1,954

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Genlyte Group, Inc. (The)(b)                           14,240           1,356

ELECTRONIC MANUFACTURING SERVICES--2.5%
Methode Electronics, Inc.                              96,850           1,592
Plexus Corp.(b)                                        94,900           2,492
                                                                   ----------
                                                                        4,084
                                                                   ----------

ENVIRONMENTAL & FACILITIES SERVICES--1.0%
Layne Christensen Co.(b)                               13,400             656
Waste Connections, Inc.(b)                             31,600             976
                                                                   ----------
                                                                        1,632
                                                                   ----------

FERTILIZERS & AGRICULTURAL CHEMICALS--4.1%
CF Industries Holdings, Inc.                           24,800           2,730
Terra Industries, Inc.(b)                              82,500           3,940
                                                                   ----------
                                                                        6,670
                                                                   ----------

FOOD DISTRIBUTORS--1.1%
Spartan Stores, Inc.                                   80,750           1,845

FOOD RETAIL--1.2%
Ingles Markets, Inc. Class A                           30,600             777
Pantry, Inc. (The)(b)                                  41,530           1,085
                                                                   ----------
                                                                        1,862
                                                                   ----------

HEALTH CARE EQUIPMENT--3.6%
ArthroCare Corp.(b)(e)                                 34,700           1,668
Hologic, Inc.(b)(e)                                    13,000             892
IRIS International, Inc.(b)                            44,100             865
Meridian Bioscience, Inc.                              60,900           1,832
Palomar Medical Technologies,
  Inc.(b)                                              43,200             662
                                                                   ----------
                                                                        5,919
                                                                   ----------

HEALTH CARE FACILITIES--0.9%
AmSurg Corp.(b)                                        51,200           1,385

HEALTH CARE SERVICES--2.1%
Apria Healthcare Group, Inc.(b)                        39,600             854
Inventiv Health, Inc.                                  79,640           2,466
                                                                   ----------
                                                                        3,320
                                                                   ----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.2%
Learning Tree International,
  Inc.(b)                                              31,000             712
Volt Information Sciences,
  Inc.(b)                                              64,225           1,173
                                                                   ----------
                                                                        1,885
                                                                   ----------
INDUSTRIAL MACHINERY--4.0%
Ampco-Pittsburgh Corp.                                 48,340           1,843
Gardner Denver, Inc.(b)                                68,740           2,268
Robbins & Myers, Inc.                                  31,000           2,345
                                                                   ----------
                                                                        6,456
                                                                   ----------

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Cincinnati Bell, Inc.(b)                              442,450      $    2,102

INTERNET RETAIL--0.5%
1-800-FLOWERS.COM, Inc.  Class A(b)                    99,800             871

INTERNET SOFTWARE & SERVICES--3.2%
Digital River, Inc.(b)(e)                              45,720           1,512
j2 Global Communications, Inc.(b)                      79,940           1,692
WebSense, Inc.(b)                                     118,000           2,004
                                                                   ----------
                                                                        5,208
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--0.8%
FCStone Group, Inc.(b)                                 28,000           1,289

LIFE SCIENCES TOOLS & SERVICES--2.1%
Parexel International Corp.(b)                         27,800           1,343
Ventana Medical Systems, Inc.(b)                       23,040           2,010
                                                                   ----------
                                                                        3,353
                                                                   ----------

MANAGED HEALTH CARE--1.0%
AMERIGROUP Corp.(b)                                    42,800           1,560

METAL & GLASS CONTAINERS--1.3%
Greif, Inc. Class A                                    32,900           2,151

MORTGAGE REITS--0.6%
Capstead Mortgage Corp.                                76,500           1,009

OIL & GAS DRILLING--2.2%
Grey Wolf, Inc.(b)                                    305,210           1,627
Parker Drilling Co.(b)                                264,770           1,999
                                                                   ----------
                                                                        3,626
                                                                   ----------

OIL & GAS EQUIPMENT & SERVICES--8.7%
Dawson Geophysical Co.(b)                              45,900           3,280
Exterran Holdings, Inc.(b)                             15,900           1,301
Hornbeck Offshore Services, Inc.(b)                    73,200           3,290
Mitcham Industries, Inc.(b)                            37,500             771
NATCO Group, Inc. Class A(b)                           37,300           2,020
T-3 Energy Services, Inc.(b)                           26,400           1,241
Trico Marine Services, Inc.(b)                         61,160           2,264
                                                                   ----------
                                                                       14,167
                                                                   ----------

OIL & GAS REFINING & MARKETING--0.9%
Western Refining, Inc.                                 60,870           1,474

PACKAGED FOODS & MEATS--1.3%
Cal-Maine Foods, Inc.(e)                               79,575           2,111

PAPER PACKAGING--0.9%
Rock-Tenn Co. Class A                                  58,350           1,483

PAPER PRODUCTS--0.9%
Buckeye Technologies, Inc.(b)                         120,840           1,510

PERSONAL PRODUCTS--0.4%
Elizabeth Arden, Inc.(b)                               34,550             703


                        See Notes to Financial Statements

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
PHARMACEUTICALS--2.1%
Bradley Pharmaceuticals, Inc.(b)                       79,600      $    1,568
KV Pharmaceutical Co. Class A(b)                       63,950           1,825
                                                                   ----------
                                                                        3,393
                                                                   ----------

PROPERTY & CASUALTY INSURANCE--5.4%
Amtrust Financial Services, Inc.                      114,900           1,582
Argo Group International
  Holdings Ltd.(b)                                     30,095           1,268
National Interstate Corp.                              18,800             622
RLI Corp.                                              43,950           2,496
Safety Insurance Group, Inc.                           39,880           1,460
Zenith National Insurance Corp.                        30,750           1,376
                                                                   ----------
                                                                        8,804
                                                                   ----------

RAILROADS--0.5%
Genesee & Wyoming, Inc. Class A(b)                     35,020             846

REGIONAL BANKS--3.4%
BancorpSouth, Inc.                                     23,800             562
First Citizens BancShares,
  Inc. Class A                                          5,270             768
NBT Bancorp, Inc.                                      28,000             639
SVB Financial Group(b)                                 52,200           2,631
Texas Capital Bancshares,
  Inc.(b)                                              37,250             680
Wilshire Bancorp, Inc.                                 39,600             311
                                                                   ----------
                                                                        5,591
                                                                   ----------

RESIDENTIAL REITS--1.2%
Mid-America Apartment
  Communities, Inc.                                    46,000           1,966

RESTAURANTS--1.5%
Jack in the Box, Inc.(b)                               94,020           2,423

SEMICONDUCTOR EQUIPMENT--1.0%
ASE Test Ltd.(b)                                      116,990           1,660


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
SEMICONDUCTORS--3.6%
Amkor Technology, Inc.(b)                             272,300      $    2,323
Sigma Designs, Inc.(b)(e)                              38,900           2,147
Silicon Image, Inc.(b)                                310,000           1,401
                                                                   ----------
                                                                        5,871
                                                                   ----------

SPECIALIZED CONSUMER SERVICES--0.5%
CPI Corp.                                              31,750             748

SPECIALTY CHEMICALS--1.8%
Innospec, Inc.                                         48,000             824
OM Group, Inc.(b)                                      37,130           2,136
                                                                   ----------
                                                                        2,960
                                                                   ----------

THRIFTS & MORTGAGE FINANCE--0.5%
Northwest Bancorp, Inc.(e)                             27,030             718

TRADING COMPANIES & DISTRIBUTORS--0.8%
Rush Enterprises, Inc.
  Class A(b)                                           70,600           1,284

TRUCKING--0.8%
Dollar Thrifty Automotive
  Group, Inc.(b)                                       52,760           1,249
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $167,194)                                            158,332
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.9%

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
Golden Telecom, Inc. (Russia)(b)                       34,000           3,432

PHARMACEUTICALS--0.8%
Aspreva Pharmaceuticals Corp.
  (Canada)(b)(e)                                       52,190           1,357
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,780)                                                4,789
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.3%
(IDENTIFIED COST $169,974)                                            163,121
-----------------------------------------------------------------------------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
SHORT-TERM INVESTMENTS--10.1%

MONEY MARKET MUTUAL FUNDS--10.1%
AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 4.72%)                         1      $       --(f)
BlackRock Institutional Money
  Market Trust (seven-day effective
  yield 4.88%)(d)                                  14,693,056          14,693
Dreyfus Cash Management Plus, Inc. -
  Institutional Shares
  (seven-day effective yield 4.80%)                         4              --(f)
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 4.85%)                         1              --(f)
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 4.79%)                            1,697,208           1,697
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $16,390)                                              16,390
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--110.4%
(IDENTIFIED COST $186,364)                                            179,511(a)

Other assets and liabilities, net--(10.4)%                            (16,909)
                                                                   ----------
NET ASSETS--100.0%                                                 $  162,602
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $15,627 and gross depreciation of $23,280 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $187,164.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)  All or a portion of security is on loan.
(f)  Amount is less than $1,000.


                        See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
DOMESTIC COMMON STOCKS--96.9%

AEROSPACE & DEFENSE--0.9%
DynCorp International, Inc.
  Class A(b)                                           42,000      $    1,129

ALTERNATIVE CARRIERS--1.3%
Premiere Global Services,
  Inc.(b)                                             108,600           1,613

APPAREL, ACCESSORIES & LUXURY GOODS--2.8%
Perry Ellis International,
  Inc.(b)                                              48,750             750
UniFirst Corp.                                         20,050             762
Warnaco Group, Inc. (The)(b)                           59,900           2,084
                                                                   ----------
                                                                        3,596
                                                                   ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
GAMCO Investors, Inc. Class A                          13,000             900

AUTO PARTS & EQUIPMENT--1.9%
Aftermarket Technology Corp.(b)                        61,250           1,670
Modine Manufacturing Co.                               43,300             715
                                                                   ----------
                                                                        2,385
                                                                   ----------

BROADCASTING & CABLE TV--2.0%
Lin TV Corp. Class A(b)                                70,600             859
Mediacom Communications Corp.
  Class A(b)(e)                                       141,950             652
Sinclair Broadcast Group, Inc.
  Class A                                             127,050           1,043
                                                                   ----------
                                                                        2,554
                                                                   ----------

COAL & CONSUMABLE FUELS--1.5%
Alpha Natural Resources, Inc.(b)                       58,300           1,894

COMMERCIAL PRINTING--0.7%
Deluxe Corp.                                           27,400             901

COMMODITY CHEMICALS--2.5%
Koppers Holdings, Inc.                                 49,200           2,127
Spartech Corp.                                         80,750           1,139
                                                                   ----------
                                                                        3,266
                                                                   ----------

CONSUMER FINANCE--0.8%
Advance America Cash Advance
  Centers, Inc.                                        96,000             975

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
InfoUSA, Inc.                                          71,050             635

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Geoeye, Inc.(b)                                        22,900             771

DIVERSIFIED REITS--1.2%
PS Business Parks, Inc.                                28,550           1,500

ELECTRIC UTILITIES--3.2%
El Paso Electric Co.(b)                                74,500           1,905
Portland General Electric
  Co.                                                  78,800           2,189
                                                                   ----------
                                                                        4,094
                                                                   ----------

ELECTRICAL COMPONENTS & EQUIPMENT--2.0%
Woodward Governor Co.                                  37,100           2,521


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.9%
Littelfuse, Inc.(b)                                    55,600      $    1,832
Technitrol, Inc.                                       65,350           1,868
                                                                   ----------
                                                                        3,700
                                                                   ----------

ELECTRONIC MANUFACTURING SERVICES--2.0%
Methode Electronics, Inc.                             102,850           1,691
Nam Tai Electronics, Inc.                              79,900             900
                                                                   ----------
                                                                        2,591
                                                                   ----------

ENVIRONMENTAL & FACILITIES SERVICES--1.4%
Casella Waste Systems, Inc.
  Class A(b)                                           45,200             590
Waste Connections, Inc.(b)                             31,950             987
Waste Industries USA, Inc.                              8,000             290
                                                                   ----------
                                                                        1,867
                                                                   ----------

FOOD RETAIL--0.5%
Ingles Markets, Inc. Class A                           25,950             659

GAS UTILITIES--1.3%
Laclede Group, Inc. (The)                              19,350             663
Southwest Gas Corp.                                    35,050           1,043
                                                                   ----------
                                                                        1,706
                                                                   ----------

HEALTH CARE EQUIPMENT--0.4%
CONMED Corp.(b)                                        20,650             477

HEALTH CARE FACILITIES--2.4%
AmSurg Corp.(b)                                        82,050           2,220
MedCath Corp.(b)                                       35,350             868
                                                                   ----------
                                                                        3,088
                                                                   ----------

HEALTH CARE SERVICES--3.1%
Alliance Imaging, Inc.(b)                             119,200           1,147
Apria Healthcare Group, Inc.(b)                        42,300             912
RehabCare Group, Inc.(b)                               49,200           1,110
Res-Care, Inc.(b)                                      31,900             803
                                                                   ----------
                                                                        3,972
                                                                   ----------

HOTELS, RESORTS & CRUISE LINES--0.2%
Interstate Hotels & Resorts,
  Inc.(b)                                              77,650             308

HOUSEWARES & SPECIALTIES--1.3%
Blyth, Inc.                                            32,200             706
CSS Industries, Inc.                                   27,350           1,004
                                                                   ----------
                                                                        1,710
                                                                   ----------

HYPERMARKETS & SUPER CENTERS--1.4%
BJ's Wholesale Club, Inc.(b)                           54,900           1,857

INDUSTRIAL CONGLOMERATES--1.0%
Tredegar Corp.                                         78,550           1,263

INDUSTRIAL GASES--0.7%
Airgas, Inc.                                           17,100             891

INDUSTRIAL MACHINERY--1.1%
Columbus McKinnon Corp.(b)                             43,100           1,406


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
Cincinnati Bell, Inc.(b)                              143,250      $      680
Consolidated Communications
  Holdings, Inc.                                       33,900             675
General Communication, Inc.
  Class A(b)                                           42,800             374
NTELOS Holdings Corp.                                  28,350             842
                                                                   ----------
                                                                        2,571
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--0.6%
Evercore Partners, Inc.                                35,400             763

IT CONSULTING & OTHER SERVICES--4.0%
Acxiom Corp.                                          109,100           1,280
CIBER, Inc.(b)                                        105,450             644
SAIC, Inc.(b)                                          98,200           1,976
SYKES Enterprises, Inc.(b)                             72,600           1,307
                                                                   ----------
                                                                        5,207
                                                                   ----------

LEISURE PRODUCTS--0.8%
RC2 Corp.(b)                                           36,050           1,012

LIFE SCIENCES TOOLS & SERVICES--0.6%
Varian, Inc.(b)                                        12,700             829

MANAGED HEALTH CARE--0.5%
Magellan Health Services, Inc.(b)                      13,200             616

METAL & GLASS CONTAINERS--0.2%
AEP Industries, Inc.(b)                                 8,800             282

MULTI-LINE INSURANCE--1.3%
Horace Mann Educators Corp.                            87,300           1,653

OFFICE SERVICES & SUPPLIES--0.5%
Knoll, Inc.                                            36,850             605

OIL & GAS DRILLING--1.0%
Grey Wolf, Inc.(b)                                    236,700           1,262

OIL & GAS EQUIPMENT & SERVICES--4.0%
Exterran Holdings, Inc.(b)                             12,800           1,047
Hornbeck Offshore Services,
  Inc.(b)                                              48,150           2,164
SEACOR Holdings, Inc.(b)                               21,000           1,948
                                                                   ----------
                                                                        5,159
                                                                   ----------

OIL & GAS EXPLORATION & PRODUCTION--5.6%
Bois d'Arc Energy, Inc.(b)                             40,600             806
Penn Virginia Corp.                                    29,750           1,298
Stone Energy Corp.(b)                                  47,400           2,223
W&T Offshore, Inc.                                     24,600             737
Whiting Petroleum Corp.(b)                             37,300           2,151
                                                                   ----------
                                                                        7,215
                                                                   ----------

PAPER PACKAGING--1.5%
Rock-Tenn Co. Class A                                  74,550           1,894

PAPER PRODUCTS--1.1%
Buckeye Technologies, Inc.(b)                         108,800           1,360

PERSONAL PRODUCTS--0.4%
Prestige Brands Holdings, Inc.(b)                      75,000             561


                        See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
PROPERTY & CASUALTY INSURANCE--5.0%
American Physicians Capital, Inc.                      16,600      $      688
Harleysville Group, Inc.                               17,900             634
Navigators Group, Inc. (The)(b)                        36,650           2,382
RLI Corp.                                              30,750           1,746
SeaBright Insurance Holdings,Inc.(b)                   34,750             524
United Fire & Casualty Co.                             14,800             431
                                                                   ----------
                                                                        6,405
                                                                   ----------

PUBLISHING--1.0%
Belo Corp. Class A                                     33,350             582
Scholastic Corp.(b)                                    21,600             753
                                                                   ----------
                                                                        1,335
                                                                   ----------

REGIONAL BANKS--7.6%
BancorpSouth, Inc.                                     39,350             929
Chemical Financial Corp.                               19,850             472
City Holding Co.                                       22,500             761
Independent Bank Corp.                                 38,050           1,036
NBT Bancorp, Inc.                                      46,100           1,052
SVB Financial Group(b)                                 23,800           1,200
Texas Capital Bancshares,
  Inc.(b)                                              59,850           1,092
Trustmark Corp.                                        64,350           1,632
UMB Financial Corp.                                    16,250             623
United Bankshares, Inc.                                35,750           1,002
                                                                   ----------
                                                                        9,799
                                                                   ----------

REINSURANCE--1.4%
Max Re Capital Group Ltd.                              62,350           1,745

RETAIL REITS--0.8%
Ramco-Gershenson Properties Trust                      49,650           1,061

SEMICONDUCTOR EQUIPMENT--0.6%
Entegris, Inc.(b)                                      83,800             723

SEMICONDUCTORS--1.5%
AMIS Holdings, Inc.(b)                                101,250           1,015


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
SEMICONDUCTORS--CONTINUED
IXYS Corp.(b)                                          66,000      $      529
Silicon Storage Technology,
  Inc.(b)                                             128,000             383
                                                                   ----------
                                                                        1,927
                                                                   ----------
SOFT DRINKS--0.4%
Coca-Cola Bottling Co. Consolidated                     9,350             551

SPECIALIZED REITS--2.4%
FelCor Lodging Trust, Inc.                             56,450             880
Potlatch Corp.                                         49,600           2,204
                                                                   ----------
                                                                        3,084
                                                                   ----------

SPECIALTY CHEMICALS--3.4%
Minerals Technologies, Inc.                            19,200           1,286
Rockwood Holdings, Inc.(b)                             61,200           2,033
Sensient Technologies Corp.                            36,500           1,032
                                                                   ----------
                                                                        4,351
                                                                   ----------

STEEL--1.6%
Quanex Corp.                                           40,450           2,099

TECHNOLOGY DISTRIBUTORS--1.2%
Tech Data Corp.(b)                                     42,050           1,586

THRIFTS & MORTGAGE FINANCE--0.8%
First Niagara Financial Group,
  Inc.                                                 90,150           1,085

TRADING COMPANIES & DISTRIBUTORS--0.6%
Rush Enterprises, Inc. Class A(b)                      44,300             805

TRUCKING--0.7%
Old Dominion Freight Line, Inc.(b)                     41,600             961

WIRELESS TELECOMMUNICATION SERVICES--1.5%
Syniverse Holdings, Inc.(b)                           120,600           1,879
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $131,377)                                            124,614
-----------------------------------------------------------------------------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
FOREIGN COMMON STOCKS(c)--3.4%

PROPERTY & CASUALTY INSURANCE--1.6%
Aspen Insurance Holdings Ltd.
  (United States)                                      72,550      $    2,093

REINSURANCE--1.8%
Platinum Underwriters Holdings Ltd.
  (United States)                                      63,900           2,272
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,996)                                                4,365
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.3%
(IDENTIFIED COST $135,373)                                            128,979
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
BlackRock Institutional Money Market
  Trust (seven-day effective
  yield 4.88%)(d)                                     717,035             717
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 4.85%)                   710,560             711
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 4.79%)                              716,845             717
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,145)                                                2,145
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $137,518)                                            131,124(a)

Other assets and liabilities, net--(2.0)%                              (2,588)
                                                                   ----------
NET ASSETS--100.0%                                                 $  128,536
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,766 and gross depreciation of $15,618 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $137,976.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)  All or a portion of security is on loan.


                        See Notes to Financial Statements

                        PHOENIX INSIGHT VALUE EQUITY FUND
                         (FORMERLY INSIGHT EQUITY FUND)



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
DOMESTIC COMMON STOCKS--90.9%

AEROSPACE & DEFENSE--3.5%
Goodrich Corp.                                         50,300      $    3,552
Lockheed Martin Corp.                                  17,900           1,884
Northrop Grumman Corp.                                 15,700           1,235
Precision Castparts Corp.                              26,100           3,620
                                                                   ----------
                                                                       10,291
                                                                   ----------

ASSET MANAGEMENT & CUSTODY BANKS--2.3%
Northern Trust Corp.                                   87,700           6,716

COMMODITY CHEMICALS--1.7%
Celanese Corp. Series A                               121,400           5,138

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.(b)                                 83,500           2,260

COMPUTER HARDWARE--2.8%
Hewlett-Packard Co.                                   165,500           8,354

COMPUTER STORAGE & PERIPHERALS--1.1%
Western Digital Corp.(b)                              106,200           3,208

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.6%
Cummins, Inc.                                          12,200           1,554
Deere & Co.                                            64,600           6,016
                                                                   ----------
                                                                        7,570
                                                                   ----------

DIVERSIFIED BANKS--2.5%
U.S. Bancorp                                          130,400           4,139
Wachovia Corp.(d)                                      48,921           1,861
Wells Fargo & Co.(d)                                   48,100           1,452
                                                                   ----------
                                                                        7,452
                                                                   ----------

DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(c)                                       44,323           4,540

ELECTRIC UTILITIES--1.0%
FPL Group, Inc.                                        44,900           3,043

FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
Mosaic Co. (The)(b)                                    40,000           3,774

FOOD RETAIL--3.0%
Kroger Co. (The)                                      207,200           5,534
SUPERVALU, Inc.                                        92,400           3,467
                                                                   ----------
                                                                        9,001
                                                                   ----------

GAS UTILITIES--1.9%
ONEOK, Inc.                                           127,300           5,699

HEALTH CARE DISTRIBUTORS--1.1%
AmerisourceBergen Corp.                                43,100           1,934
McKesson Corp.                                         18,200           1,192
                                                                   ----------
                                                                        3,126
                                                                   ----------

HEALTH CARE SERVICES--0.7%
Express Scripts, Inc.(b)                               27,400           2,000

INDUSTRIAL CONGLOMERATES--2.2%
General Electric Co.                                   39,800           1,475
Teleflex, Inc.                                         26,000           1,638


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
INDUSTRIAL CONGLOMERATES--CONTINUED
Textron, Inc.                                          45,800      $    3,266
                                                                   ----------
                                                                        6,379
                                                                   ----------

INDUSTRIAL MACHINERY--0.9%
Parker Hannifin Corp.                                  36,600           2,756

INTEGRATED OIL & GAS--13.1%
Chevron Corp.                                          72,800           6,794
ConocoPhillips                                        119,710          10,570
Exxon Mobil Corp.                                     152,300          14,269
Marathon Oil Corp.                                     50,000           3,043
Occidental Petroleum Corp.                             51,300           3,950
                                                                   ----------
                                                                       38,626
                                                                   ----------

INTEGRATED TELECOMMUNICATION SERVICES--7.7%
AT&T, Inc.                                            300,087          12,472
Embarq Corp.                                          120,100           5,949
Verizon Communications, Inc.                           98,200           4,290
                                                                   ----------
                                                                       22,711
                                                                   ----------

INTERNET RETAIL--0.9%
Expedia, Inc.(b)                                       84,600           2,675

INVESTMENT BANKING & BROKERAGE--2.7%
Goldman Sachs Group, Inc. (The)                        37,200           8,000

LIFE & HEALTH INSURANCE--2.3%
MetLife, Inc.                                         108,700           6,698

LIFE SCIENCES TOOLS & SERVICES--1.5%
Invitrogen Corp.(b)                                    46,100           4,306

MANAGED HEALTH CARE--1.9%
CIGNA Corp.                                            58,800           3,159
Humana, Inc.(b)                                        34,450           2,595
                                                                   ----------
                                                                        5,754
                                                                   ----------

METAL & GLASS CONTAINERS--1.7%
Owens-Illinois, Inc.(b)                                99,000           4,901

MOVIES & ENTERTAINMENT--0.5%
Walt Disney Co. (The)                                  48,900           1,579

MULTI-LINE INSURANCE--2.8%
Assurant, Inc.                                         97,800           6,543
Genworth Financial, Inc.
  Class A                                              64,700           1,646
                                                                   ----------
                                                                        8,189
                                                                   ----------

MULTI-UTILITIES--2.3%
PG&E Corp.                                             40,200           1,732
Sempra Energy                                          83,600           5,173
                                                                   ----------
                                                                        6,905
                                                                   ----------

OIL & GAS EQUIPMENT & SERVICES--0.6%
National Oilwell Varco,
  Inc.(b)                                              23,900           1,756

OIL & GAS REFINING & MARKETING--3.2%
Tesoro Corp.                                           44,800           2,137
Valero Energy Corp.                                   103,600           7,255
                                                                   ----------
                                                                        9,392
                                                                   ----------


                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--5.3%
Bank of America Corp.                                 162,700      $    6,713
Citigroup, Inc.                                        58,090           1,710
JPMorgan Chase & Co.                                  168,300           7,347
                                                                   ----------
                                                                       15,770
                                                                   ----------

PHARMACEUTICALS--3.4%
Merck & Co., Inc.                                      92,700           5,387
Pfizer, Inc.                                          204,100           4,639
                                                                   ----------
                                                                       10,026
                                                                   ----------

PROPERTY & CASUALTY INSURANCE--2.4%
Allstate Corp. (The)                                   53,200           2,779
Chubb Corp. (The)                                      37,900           2,068
Travelers Cos., Inc. (The)                             42,800           2,303
                                                                   ----------
                                                                        7,150
                                                                   ----------

PUBLISHING--0.3%
Idearc, Inc.                                           42,900             753

STEEL--2.9%
AK Steel Holding Corp.(b)                              43,600           2,016
Arcelormittal                                          35,300           2,730
United States Steel Corp.                              32,800           3,966
                                                                   ----------
                                                                        8,712
                                                                   ----------

TECHNOLOGY DISTRIBUTORS--2.1%
Avnet, Inc.(b)                                         72,500           2,535
Ingram Micro, Inc. Class A(b)                         204,300           3,686
                                                                   ----------
                                                                        6,221
                                                                   ----------

TOBACCO--2.4%
Loews Corp. - Carolina Group                           83,100           7,088
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $222,601)                                            268,519
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.6%

COMMUNICATIONS EQUIPMENT--0.9%
Nokia Oyj Sponsored ADR (Finland)                      68,700           2,637

PACKAGED FOODS & MEATS--2.9%
Unilever N.V. NY Registered
  Shares (Netherlands)                                235,400           8,583

PROPERTY & CASUALTY INSURANCE--1.3%
ACE Ltd. (United States)                               61,100           3,775

REINSURANCE--2.5%
Arch Capital Group Ltd.
  (United States)(b)                                  105,900           7,450
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $19,581)                                              22,445
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $242,182)                                            290,964
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

                        PHOENIX INSIGHT VALUE EQUITY FUND
                         (FORMERLY INSIGHT EQUITY FUND)



                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
SHORT-TERM INVESTMENTS--2.3%

MONEY MARKET MUTUAL FUNDS--2.3%
AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 4.72%)                    67,544      $       68
BlackRock Institutional Money Market
  Trust (seven-day effective yield 4.88%)(e)        2,439,307           2,439
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 4.85%)                 2,183,784           2,184
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 4.79%)                            2,039,686           2,040
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,731)                                                6,731
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $248,913)                                            297,695(a)

Other assets and liabilities, net--(0.8)%                              (2,248)
                                                                   ----------
NET ASSETS--100.0%                                                 $  295,447
                                                                   ==========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $57,749 and gross depreciation of $9,020 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $248,966.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.


                        See Notes to Financial Statements

                            PHOENIX INSIGHT BOND FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007


                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
U.S. GOVERNMENT SECURITIES--12.3%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond 6.250% due 8/15/23              $      770      $      922

U.S. TREASURY NOTES--11.7%
U.S. Treasury Note
  4.875% due 5/15/09(g)                                10,960          11,219
  4.875% due 6/30/12                                    4,085           4,333
  4.750% due 8/15/17(g)                                 1,380           1,457
                                                                   ----------
                                                                       17,009
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,623)                                              17,931
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--33.0%

FNMA
  5.000% due 12/1/22                                    4,875           4,881
  5.000% due 2/1/37                                    16,383          15,988
  5.500% due 2/1/37                                    12,337          12,321
  5.000% due 3/1/37                                    15,205          14,836
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $47,811)                                              48,026
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--29.7%

AEROSPACE & DEFENSE--0.4%
Honeywell International, Inc.
  5.625% due 8/1/12                                       435             451
L-3 Communications Corp.
  5.875% due 1/15/15                                      190             184
                                                                   ----------
                                                                          635
                                                                   ----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Levi Strauss & Co.
  9.750% due 1/15/15                                      100             100

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                      295             290

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                      235             241

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp.
  5.750% due 9/8/11                                       425             431

AUTOMOTIVE RETAIL--0.2%
Hertz Corp.(The)
  8.875% due 1/1/14                                       240             245

BROADCASTING & CABLE TV--0.3%
Clear Channel Communications, Inc.
  7.650% due 9/15/10                                      265             272
EchoStar DBS Corp.
  7.125% due 2/1/16                                        70              72
United Artists Theatre Circuit,
  Inc. Series BD-1
  9.300% due 7/1/15(e)                                     20              20
                                                                   ----------
                                                                          364
                                                                   ----------

                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
BUILDING PRODUCTS--0.2%
Gibraltar Industries, Inc.
  Series B 8.000% due 12/1/15                      $      150      $      136
Goodman Global Holdings, Inc.
  7.875% due 12/15/12                                     165             171
                                                                   ----------
                                                                          307
                                                                   ----------

CASINOS & GAMING--0.3%
American Real Estate Partners
  LP/American Real Estate
  Finance Corp. 7.125% due 2/15/13                        150             142
MGM MIRAGE 6.750% due 9/1/12                              180             176
OED Corp./Diamond Jo LLC
  8.750% due 4/15/12                                      100             100
                                                                   ----------
                                                                          418
                                                                   ----------

COAL & CONSUMABLE FUELS--0.1%
Arch Western Finance LLC
  6.750% due 7/1/13                                       190             185

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.
  5.625% due 1/15/12                                      205             206
  6.125% due 1/15/17                                      205             202
                                                                   ----------
                                                                          408
                                                                   ----------

COMMUNICATIONS EQUIPMENT--1.7%
Cisco Systems, Inc.
  5.095% due 2/20/09(c)                                 1,640           1,638
  5.500% due 2/22/16                                      745             758
Dycom Industries, Inc.
  8.125% due 10/15/15                                      60              60
                                                                   ----------
                                                                        2,456
                                                                   ----------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.1%
Ahern Rentals, Inc.
  9.250% due 8/15/13                                      155             131

CONSUMER FINANCE--1.7%
American Express Co.
  6.150% due 8/28/17                                      275             282
American General Finance Corp.
  5.400% due 12/1/15                                      910             839
  5.750% due 9/15/16                                      310             292
Capital One Financial Corp.
  5.700% due 9/15/11                                      405             391
  6.150% due 9/1/16                                       470             417
Ford Motor Credit Co. LLC
  7.000% due 10/1/13                                       65              54
GMAC LLC 6.750% due 12/1/14                               325             263
                                                                   ----------
                                                                        2,538
                                                                   ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
First Data Corp. 144A
  9.875% due 9/24/15(b)                                   155             145


                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
DATA PROCESSING & OUTSOURCED SERVICES--CONTINUED
Fiserv, Inc.
  6.125% due 11/20/12                              $      580      $      590
                                                                   ----------
                                                                          735
                                                                   ----------

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co. 5.125% due 9/15/16                      655             636

DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V
  Series 1
  6.243% due 5/15/49(c)                                   455             438

DIVERSIFIED CHEMICALS--0.0%
Huntsman International LLC
  7.875% due 11/15/14                                      30              32
  7.375% due 1/1/15                                        30              32
                                                                   ----------
                                                                           64
                                                                   ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
FTI Consulting, Inc.
  7.750% due 10/1/16                                       80              84
Harland Clarke Holdings Corp.
  9.500% due 5/15/15                                       80              70
  9.619% due 5/15/15(c)                                    80              67
International Lease Finance Corp.
  5.625% due 9/20/13                                      240             240
                                                                   ----------
                                                                          461
                                                                   ----------

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia)
  8.375% due 4/1/17(d)                                    280             301

ELECTRIC UTILITIES--1.2%
Appalachian Power Co.
  5.550% due 4/1/11                                       525             531
Commonwealth Edison Co.
  6.150% due 9/15/17                                      195             201
Florida Power Corp.
  6.650% due 7/15/11                                      610             649
Nevada Power Co. Series R
  6.750% due 7/1/37                                       180             187
Reliant Energy, Inc.
  6.750% due 12/15/14                                     220             221
                                                                   ----------
                                                                        1,789
                                                                   ----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Tronox Worldwide LLC/Tronox
  Finance Corp. 9.500% due 12/1/12                        225             218

FOOD RETAIL--0.6%
Safeway, Inc. 6.500% due 3/1/11                           805             842

GAS UTILITIES--0.2%
Atmos Energy Corp.
  6.350% due 6/15/17                                      355             360


                        See Notes to Financial Statements

                            PHOENIX INSIGHT BOND FUND

                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
HEALTH CARE DISTRIBUTORS--0.1%
McKesson Corp.
  5.250% due 3/1/13                                $      190      $      190

HEALTH CARE EQUIPMENT--0.1%
HCA, Inc. 9.250% due 11/15/16                             175             184

HEALTH CARE SERVICES--0.3%
Omnicare, Inc.
  6.875% due 12/15/15                                     170             159
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                       285             295
                                                                   ----------
                                                                          454
                                                                   ----------

HOME FURNISHINGS--0.7%
Mohawk Industries, Inc.
  5.750% due 1/15/11                                      280             287
  6.125% due 1/15/16                                      685             686
                                                                   ----------
                                                                          973
                                                                   ----------

HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp.
  5.500% due 3/15/17                                      325             328

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
MidAmerican Energy Co.
  5.650% due 7/15/12                                      280             290
  5.800% due 10/15/36                                     460             447
                                                                   ----------
                                                                          737
                                                                   ----------

INTEGRATED OIL & GAS--0.3%
ConocoPhillips Canada
  Funding Co. 5.625% due 10/15/16                         450             464

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
AT&T, Inc. 6.250% due 3/15/11                             790             822
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500% due 4/15/14                                      150             153
Qwest Corp.
  8.875% due 3/15/12                                      190             204
  6.500% due 6/1/17                                       315             302
Telcordia Technologies, Inc. 144A(b)
  8.993% due 7/15/12(c)                                    95              85
  10.000% due 3/15/13(g)                                  195             156
                                                                   ----------
                                                                        1,722
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--0.5%
Lehman Brothers Holdings, Inc.
  5.750% due 1/3/17                                       400             384
Merrill Lynch & Co.
  6.400% due 8/28/17                                      400             407
                                                                   ----------
                                                                          791
                                                                   ----------

LIFE & HEALTH INSURANCE--1.6%
Lincoln National Corp.
  5.650% due 8/27/12                                      780             800
  6.050% due 4/20/17(c)                                    95              89
Protective Life Secured Trust
  4.000% due 4/1/11                                     1,370           1,373
                                                                   ----------
                                                                        2,262
                                                                   ----------


                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
MANAGED HEALTH CARE--0.5%
Wellpoint, Inc.
  5.000% due 1/15/11                               $      760      $      761

METAL & GLASS CONTAINERS--0.0%
AEP Industries, Inc.
  7.875% due 3/15/13                                       50              48

MOVIES & ENTERTAINMENT--0.5%
Viacom, Inc.
  5.750% due 4/30/11                                      425             430
WMG Holdings Corp.
  0% due 12/15/14(c)                                      525             339
                                                                   ----------
                                                                          769
                                                                   ----------

MULTI-LINE INSURANCE--1.4%
American International Group
  5.850% due 1/16/18                                      405             408
Genworth Financial, Inc.
  6.150% due 11/15/49(c)                                  285             259
Genworth Global Funding Trusts
  5.125% due 3/15/11                                      920             930
Loews Corp.
  5.250% due 3/15/16                                      460             459
                                                                   ----------
                                                                        2,056
                                                                   ----------

OFFICE REITS--0.1%
Duke Realty LP
  5.625% due 8/15/11                                      150             151

OFFICE SERVICES & SUPPLIES--0.3%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                      435             455

OIL & GAS EQUIPMENT & SERVICES--0.0%
Seitel, Inc.
  9.750% due 2/15/14                                       65              56

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Chesapeake Energy Corp.
  6.625% due 1/15/16                                      285             280
EOG Resources, Inc.
  5.875% due 9/15/17                                      700             718
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                       80              77
  6.875% due 5/1/18                                        95              92
Plains Exploration &
  Production Co.
  7.000% due 3/15/17                                       60              58
XTO Energy, Inc.
  5.900% due 8/1/12                                       560             580
                                                                   ----------
                                                                        1,805
                                                                   ----------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Enbridge Energy Partners LP
  5.875% due 12/15/16                                     230             228
Kinder Morgan Energy Partners LP
  5.850% due 9/15/12                                      270             278
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
  6.250% due 9/15/15                                      250             251
                                                                   ----------
                                                                          757
                                                                   ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.5%
Bank of America Corp.
  5.750% due 8/15/16                                      715             716


                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--CONTINUED
Citigroup, Inc.
  5.000% due 9/15/14                               $      550      $      524
  8.300% due 12/21/49(c)                                  435             454
Enterprise Rent-A-Car (ERAC)
  USA Finance Co. 144A
  6.375% due 10/15/17(b)                                  350             338
General Electric Capital Corp.
  4.875% due 10/21/10                                   1,390           1,411
  5.625% due 9/15/17                                      435             446
  6.375% due 11/15/47(c)                                  455             470
JPMorgan Chase & Co.
  5.750% due 1/2/13                                       670             683
                                                                   ----------
                                                                        5,042
                                                                   ----------

PACKAGED FOODS & MEATS--0.6%
General Mills, Inc.
  5.650% due 9/10/12                                      230             234
Kraft Foods, Inc.
  6.500% due 8/11/17                                      465             481
Pilgrim's Pride Corp.
  8.375% due 5/1/17(g)                                    100              98
                                                                   ----------
                                                                          813
                                                                   ----------

PAPER PRODUCTS--0.3%
Exopac Holding Corp.
  11.250% due 2/1/14                                      155             153
Mercer International, Inc.
  9.250% due 2/15/13                                      250             230
                                                                   ----------
                                                                          383
                                                                   ----------

PHARMACEUTICALS--1.1%
Johnson & Johnson
  5.150% due 8/15/12(g)                                   605             636
Wyeth 5.500% due 3/15/13                                  920             946
                                                                   ----------
                                                                        1,582
                                                                   ----------

PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc.
  10.750% due 9/1/16                                       85              80

PROPERTY & CASUALTY INSURANCE--0.8%
Chubb Corp.
  6.375% due 3/29/37(c)                                   325             317
CNA Financial Corp.
  6.500% due 8/15/16                                      865             883
                                                                   ----------
                                                                        1,200
                                                                   ----------

PUBLISHING--0.1%
Idearc, Inc.
  8.000% due 11/15/16                                     135             125

REGIONAL BANKS--0.3%
SunTrust Banks, Inc.
  6.000% due 9/11/17                                      445             447

RESIDENTIAL REITS--0.7%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                      265             257
ERP Operating LP
  5.375% due 8/1/16                                       475             448
  5.750% due 6/15/17                                      320             305
                                                                   ----------
                                                                        1,010
                                                                   ----------

                        See Notes to Financial Statements

                            PHOENIX INSIGHT BOND FUND


                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
RESTAURANTS--0.6%
Starbucks Corp.
  6.250% due 8/15/17                               $      905      $      939

RETAIL REITS--0.4%
Simon Property Group LP
  5.600% due 9/1/11                                       520             522

SEMICONDUCTORS--0.2%
Amkor Technology, Inc.
  7.750% due 5/15/13                                      180             170
  9.250% due 6/1/16(g)                                     65              66
                                                                   ----------
                                                                          236
                                                                   ----------

SPECIALIZED REITS--0.2%
Felcor Lodging LP
  8.500% due 6/1/11                                        40              42
  6.788% due 12/1/11(c)                                   150             147
Ventas Realty LP/Ventas
  Capital Corp.
  6.750% due 4/1/17                                        30              30
                                                                   ----------
                                                                          219
                                                                   ----------

SPECIALTY STORES--0.1%
Morris Publishing Group LLC
  7.000% due 8/1/13                                       200             146

TOBACCO--0.4%
Alliance One International, Inc.
  11.000% due 5/15/12                                     130             136
Reynolds American, Inc.
  7.300% due 7/15/15                                      285             296
  7.750% due 6/1/18                                        90              97
                                                                   ----------
                                                                          529
                                                                   ----------

TRUCKING--0.1%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc.
  7.750% due 5/15/16                                      150             142

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.
  6.000% due 12/1/16                                      285             273
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $43,123)                                              43,244
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--12.3%

Banc of America Funding Corp.
  07-E, 6A1 6.203% due 9/25/37(c)                       2,734           2,711
Banc of America Funding Corp.
  07-E, 9A1 6.310% due 9/20/37(c)                       4,196           4,169
Countrywide Alternative Loan Trust
  06-0A12, M8 7.199% due 9/20/46(c) (e)                 3,988             798
DLJ Mortgage Acceptance Corp.
  96-M, 1 144A 0% due 11/28/11(b)(i)                       16              14
HSBC Asset Loan Obligation
  07-AR2, 4A1 6.123% due 9/25/37(c)                     3,556           3,495


                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
Washington Mutual Mortgage
  Pass-Through Certificates
  07-HY3, 3A3 5.858% due 3/25/37(c)                $    6,757      $    6,639
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,146)                                              17,826
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.6%

CANADA--2.1%
Canadian Natural Resources Ltd.
  6.500% due 2/15/37                                      580             581
Husky Energy, Inc.
  6.200% due 9/15/17                                      510             523
Norampac Industries, Inc.
  6.750% due 6/1/13                                       140             128
Russel Metals, Inc.
  6.375% due 3/1/14                                       220             205
Suncor Energy, Inc.
  6.500% due 6/15/38                                      345             369
Trans-Canada Pipelines Ltd.
  6.350% due 5/15/17(c)                                   195             183
Xstrata Finance Canada Ltd. 144A
  5.800% due 11/15/16(b)                                  675             662
Xstrata Finance Canada Ltd.144A
  6.900% due 11/15/37(b)                                  425             423
                                                                   ----------
                                                                        3,074
                                                                   ----------

CHINA--0.1%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                      30              29
  9.500% due 10/15/15                                      85              78
                                                                   ----------
                                                                          107
                                                                   ----------

ITALY--0.2%
Telecom Italia Capital S.A.
  5.250% due 10/1/15                                      285             278

JAPAN--1.0%
MUFG Capital Finance 1 Ltd.
  6.346% due 7/29/49(c)                                   925             876
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b) (c)                               640             595
                                                                   ----------
                                                                        1,471
                                                                   ----------

LUXEMBOURG--0.4%
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                                   515             527

NETHERLANDS--0.6%
ING Groep N.V.
  5.775% due 12/29/49(c)                                  910             841

SINGAPORE--0.1%
Avago Technologies Finance Pte/Avago
  Technologies US/Avago Technologies
  Wireless 10.125% due 12/1/13                             85              89

SPAIN--1.0%
Santander Issuances S.A. 144A
  5.911% due 6/20/16(b)                                   675             687



                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ----------    ----------
SPAIN--CONTINUED
Telefonica Emisiones S.A.
  5.984% due 6/20/11                               $      820      $      844
                                                                   ----------
                                                                        1,531
                                                                   ----------

SWITZERLAND--0.3%
Credit Suisse Guernsey Ltd.
  5.860% due 11/15/49(c)                                  540             483

UNITED KINGDOM--1.1%
Diageo Capital plc
  5.750% due 10/23/17                                     260             262
HBOS plc 144A
  6.657% due 11/21/49(b) (c)                              700             580
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                    95              85
Royal Bank of Scotland 144A
  6.990% due 10/29/49(b) (c)                              620             619
                                                                   ----------
                                                                        1,546
                                                                   ----------

UNITED STATES--0.7%
Shell International Finance BV
  5.625% due 6/27/11                                      325             339
Stratos Global Corp.
  9.875% due 2/15/13                                       80              85
WEA Finance LLC/WCI Finance
  LLC 144A 5.700% due 10/1/16(b)                          690             660
                                                                   ----------
                                                                        1,084
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $11,311)                                              11,031
-----------------------------------------------------------------------------

                                                      SHARES
                                                     --------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.6%


DIVERSIFIED BANKS--0.3%
Bank of America Corp.
  Cv. Pfd 6.625%                                       20,000             473

THRIFTS & MORTGAGE FINANCE--0.3%
Freddie Mac Cv. Pfd 6.55%                              18,600             433
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $965)                                                    906
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $141,979)                                            138,964
-----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS--13.3%


FEDERAL AGENCY SECURITIES(f)--3.8%
FHLB
  3.150% due 1/2/08                                $    2,000           2,000
  3.750% due 1/3/08                                     2,500           2,500
FHMA
  4.230% due 1/15/08                                      900             898
                                                                   ----------
                                                                        5,398
                                                                   ----------


                        See Notes to Financial Statements

                            PHOENIX INSIGHT BOND FUND


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
MONEY MARKET MUTUAL FUNDS--9.5%
BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 4.88%)(h)                        13,857,968      $   13,858
PNC Bank Money Market Account
  (seven-day effective yield 4.11%)                    23,998              24
                                                                   ----------
                                                                       13,882
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,280)                                              19,280
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--108.8%
(IDENTIFIED COST $161,259)                                            158,244(a)

Other assets and liabilities, net--(8.8)%                             (12,786)
                                                                   ----------
NET ASSETS--100.0%                                                 $  145,458
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,297 and gross depreciation of $4,417 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $161,364.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $5,576 (reported in 000's) or 3.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  Illiquid security.
(f)  The rate shown is the discount rate.
(g)  All or a portion of security is on loan.
(h) Represents security purchased with cash collateral received for securities on loan.
(i) Illiquid and restricted security. At December 31, 2007, this security amounted to a value of $14 (reported in 000's) or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.


                        See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007


                                                      PAR
                                                     VALUE           VALUE
                                                     (000)           (000)
                                                   ----------      ----------
DOMESTIC CORPORATE BONDS--85.3%

ADVERTISING--1.9%
Affinion Group, Inc.
  10.125% due 10/15/13                             $      400      $      406
  11.500% due 10/15/15                                    610             602
                                                                   ----------
                                                                        1,008
                                                                   ----------

AEROSPACE & DEFENSE--1.3%
L-3 Communications Corp.
  7.625% due 6/15/12                                      405             417
  5.875% due 1/15/15                                      285             276
                                                                   ----------
                                                                          693
                                                                   ----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
Levi Strauss & Co.
  9.750% due 1/15/15                                      110             110
  8.875% due 4/1/16                                       710             691
                                                                   ----------
                                                                          801
                                                                   ----------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Nuveen Investment, Inc. 144A
  10.500% due 11/15/15(b)                                 645             646

AUTOMOTIVE RETAIL--2.2%
AutoNation, Inc. 7.000% due 4/15/14                       640             610
Hertz Corp.(The) 8.875% due 1/1/14                        540             550
                                                                   ----------
                                                                        1,160
                                                                   ----------

BROADCASTING & CABLE TV--4.0%
Clear Channel Communications, Inc.
  7.650% due 9/15/10                                    1,310           1,347
EchoStar DBS Corp.
  6.625% due 10/1/14                                      190             190
  7.125% due 2/1/16                                       255             261
United Artists Theatre Circuit, Inc.
  Series 95-A 9.300% due 7/1/15(g)                        178             178
United Artists Theatre Circuit, Inc.
  Series BD-1 9.300% due 7/1/15(g)                        157             157
United Artists Theatre Circuit, Inc.
  Series BE-9 9.300% due 7/1/15(g)                          6               6
                                                                   ----------
                                                                        2,139
                                                                   ----------

BUILDING PRODUCTS--3.4%
Gibraltar Industries, Inc.
  Series B 8.000% due 12/1/15                             960             869
Goodman Global Holdings, Inc.
  7.875% due 12/15/12                                     910             942
                                                                   ----------
                                                                        1,811
                                                                   ----------


                                                      PAR
                                                     VALUE           VALUE
                                                     (000)           (000)
                                                   ----------      ----------
CASINOS & GAMING--8.2%
American Casino & Entertainment
  Properties LLC 7.850% due 2/1/12                 $      180      $      185
American Real Estate Partners
  LP/Amercan Real Estate
  Finance Corp. 144A
  7.125% due 2/15/13(b)                                   165             156
American Real Estate Partners
  LP/American Real Estate
  Finance Corp.
  8.125% due 6/1/12                                       700             681
  7.125% due 2/15/13                                       60              57
Indianapolis Downs LLC &
  Capital Corp. 144A
  11.000% due 11/1/12(b)                                  640             621
MGM MIRAGE, Inc.
  7.500% due 6/1/16                                       235             234
  7.625% due 1/15/17                                      685             680
OED Corp./Diamond Jo LLC
  8.750% due 4/15/12                                      445             447
Penn National Gaming, Inc.
  6.750% due 3/1/15                                       425             433
Pinnacle Entertainment, Inc.
  8.750% due 10/1/13                                      255             261
Wynn Las Vegas LLC 144A
  6.625% due 12/1/14(b)                                   650             642
                                                                   ----------
                                                                        4,397
                                                                   ----------

CATALOG RETAIL--1.5%
Harry & David Operations Corp.
  10.124% due 3/1/12(c)                                   590             558
  9.000% due 3/1/13                                       240             222
                                                                   ----------
                                                                          780
                                                                   ----------

COMMUNICATIONS EQUIPMENT--1.3%
Dycom Industries, Inc.
  8.125% due 10/15/15                                     712             708

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Ahern Rentals, Inc.
  9.250% due 8/15/13                                      680             576
Trinity Industries, Inc.
  6.500% due 3/15/14                                      315             311
                                                                   ----------
                                                                          887
                                                                   ----------

CONSUMER FINANCE--5.9%
Ford Motor Credit Co. LLC
  7.375% due 2/1/11                                        40              36
  9.875% due 8/10/11                                      110             104
  7.000% due 10/1/13                                      915             765
  8.000% due 12/15/16                                     585             498
GMAC LLC
  6.000% due 12/15/11                                   1,170             982
  6.750% due 12/1/14                                      945             763
                                                                   ----------
                                                                        3,148
                                                                   ----------


                                                      PAR
                                                     VALUE           VALUE
                                                     (000)           (000)
                                                   ----------      ----------
DATA PROCESSING & OUTSOURCED SERVICES--1.3%
First Data Corp. 144A
  9.875% due 9/24/15(b)                            $      745      $      694

DISTRIBUTORS--0.4%
Susser Holdings Corp.144A
  10.625% due 12/15/13(b)                                 185             192

DIVERSIFIED CHEMICALS--2.0%
Huntsman International LLC
  7.875% due 11/15/14                                     490             522
  7.375% due 1/1/15                                       545             575
                                                                   ----------
                                                                        1,097
                                                                   ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--1.8%
FTI Consulting, Inc.
  7.750% due 10/1/16                                      235             246
Harland Clarke Holdings Corp.
  9.500% due 5/15/15                                      490             426
  9.619% due 5/15/15(c)                                   340             286
                                                                   ----------
                                                                          958
                                                                   ----------

DIVERSIFIED METALS & MINING--2.7%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia) 8.375% due 4/1/17(d)                      1,340           1,440

ELECTRIC UTILITIES--1.7%
Reliant Energy, Inc.
  6.750% due 12/15/14                                     895             902

FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Tronox Worldwide LLC/Tronox
  Finance Corp. 9.500% due 12/1/12                        865             839

FOOD RETAIL--0.6%
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12                                      325             323

HEALTH CARE EQUIPMENT--1.7%
HCA, Inc. 9.250% due 11/15/16                             890             937

HEALTH CARE SERVICES--0.8%
Omnicare, Inc. 6.875% due 12/15/15                        440             411

HOUSEWARES & SPECIALTIES--0.3%
American Greeetings Corp.
  7.375% due 6/1/16                                       170             166

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500% due 4/15/14                                      845             860
Qwest Corp. 6.500% due 6/1/17                             775             742


                        See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND


                                                      PAR
                                                     VALUE           VALUE
                                                     (000)           (000)
                                                   ----------      ----------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
Telcordia Technologies, Inc.
  144A 10.000% due 3/15/13(b) (e)                  $      930      $      744
                                                                   ----------
                                                                        2,346
                                                                   ----------

IT CONSULTING & OTHER SERVICES--0.5%
Unisys Corp. 12.500% due 1/15/16                          250             254

METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
  7.875% due 3/15/13                                      285             273

MOVIES & ENTERTAINMENT--0.6%
WMG Acquisition Corp.
  7.375% due 4/15/14                                      260             202
WMG Holdings Corp.
  0.000% due 12/15/14(c)                                  208             134
                                                                   ----------
                                                                          336
                                                                   ----------

OFFICE SERVICES & SUPPLIES--2.4%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                    1,225           1,282

OIL & GAS EQUIPMENT & SERVICES--1.3%
Seitel, Inc. 9.750% due 2/15/14                           805             690

OIL & GAS EXPLORATION & PRODUCTION--3.8%
Chesapeake Energy Corp.
  6.625% due 1/15/16                                      590             580
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                      160             155
  6.875% due 5/1/18                                     1,035           1,006
Plains Exploration &
  Production Co.
  7.000% due 3/15/17                                      335             322
                                                                   ----------
                                                                        2,063
                                                                   ----------

OIL & GAS STORAGE & TRANSPORTATION--1.6%
SemGroup LP 144A
  8.750% due 11/15/15(b)                                  905             864

PACKAGED FOODS & MEATS--1.0%
Pilgrim's Pride Corp.
  8.375% due 5/1/17(e)                                    535             527

PAPER PRODUCTS--2.9%
Exopac Holding Corp.
  11.250% due 2/1/14                                      815             803
Mercer International, Inc.
  9.250% due 2/15/13                                      740             681
NewPage Corp. 144A
  10.000% due 5/1/12(b)                                    65              65
                                                                   ----------
                                                                        1,549
                                                                   ----------

PRECIOUS METALS & MINERALS--0.9%
PNA Group, Inc.
  10.750% due 9/1/16                                      537             507


                                                      PAR
                                                     VALUE           VALUE
                                                     (000)           (000)
                                                   ----------      ----------
PUBLISHING--3.0%
Dex Media, Inc.
  8.000% due 11/15/13                              $      250      $      236
Donnelley (RH) Corp. 144A
  8.875% due 10/15/17(b)                                  690             642
Idearc, Inc.
  8.000% due 11/15/16                                     780             719
                                                                   ----------
                                                                        1,597
                                                                   ----------

SEMICONDUCTORS--2.4%
Amkor Technology, Inc.
  7.750% due 5/15/13                                      520             492
  9.250% due 6/1/16(e)                                    195             197
Freescale Semiconductor, Inc.
  8.875% due 12/15/14                                     430             386
  10.125% due 12/15/16(e)                                 275             228
                                                                   ----------
                                                                        1,303
                                                                   ----------

SPECIALIZED FINANCE--0.7%
PNA Intermediate Holding Corp.
  (PIK Interest Capitalization)
  144A 11.869% due 2/15/13(b)                             415             378

SPECIALIZED REITS--3.7%
Felcor Lodging LP 8.500% due 6/1/11                       635             665
Host Hotels & Resorts LP Series O
  6.375% due 3/15/15                                      565             554
Ventas Realty LP/Ventas Capital
  Corp. 6.750% due 4/1/17                                 760             756
                                                                   ----------
                                                                        1,975
                                                                   ----------

SPECIALTY STORES--1.3%
Morris Publishing Group LLC
  7.000% due 8/1/13                                       980             717

TOBACCO--3.1%
Alliance One International, Inc.
  11.000% due 5/15/12                                     645             677
Reynolds American, Inc.
  7.300% due 7/15/15                                      625             650
  7.625% due 6/1/16                                       245             262
  7.750% due 6/1/18                                        45              48
                                                                   ----------
                                                                        1,637
                                                                   ----------

TRADING COMPANIES & DISTRIBUTORS--0.6%
Ashtead Capital, Inc. 144A
  9.000% due 8/15/16(b)                                   395             352

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc.
  7.750% due 5/15/16                                      900             850
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $47,152)                                              45,637
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE           VALUE
                                                     (000)           (000)
                                                   ----------      ----------
FOREIGN CORPORATE BONDS(d)--8.1%

CANADA--3.9%
Cascades, Inc.
  7.250% due 2/15/13                               $      860      $      810
CHC Helicopter Corp.
  7.375% due 5/1/14                                       205             195
Dollarama Group LP 144A
  10.599% due 8/15/12(b) (c)                              510             513
Russel Metals, Inc.
  6.375% due 3/1/14                                       625             582
                                                                   ----------
                                                                        2,100
                                                                   ----------

CHINA--1.0%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                     290             277
  9.500% due 10/15/15                                     270             248
                                                                   ----------
                                                                          525
                                                                   ----------

LUXEMBOURG--1.0%
Basell AF SCA 144A
  8.375% due 8/15/15(b)                                   655             532

SINGAPORE--0.3%
Avago Technologies Finance
  Pte/Avago Technologies
  US/Avago Technologies
  Wireless 10.125% due 12/1/13                            140             147

UNITED KINGDOM--0.6%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                   355             318

UNITED STATES--1.3%
Stratos Global Corp.
  9.875% due 2/15/13                                      682             723
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,503)                                                4,345
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.4%
(IDENTIFIED COST $51,655)                                              49,982
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--8.3%

                                                    SHARES
                                                  -----------

MONEY MARKET MUTUAL FUNDS--3.4%
BlackRock Institutional
  Money Market Trust
  (seven-day effective yield 4.88%)(f)              1,741,122           1,741
PNC Bank Money Market Account
  (seven-day effective yield 4.11%)                    94,327              94
                                                                   ----------
                                                                        1,835
                                                                   ----------


                        See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
FEDERAL AGENCY SECURITIES(h)--4.9%
FHLB
  3.150% due 1/2/08                                $    1,000      $    1,000
  2.500% due 1/3/08                                     1,600           1,600
                                                                   ----------
                                                                        2,600
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,435)                                                4,435
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.7%
(IDENTIFIED COST $56,090)                                              54,417(a)

Other assets and liabilities, net--(1.7)%                                (929)
                                                                   ----------
NET ASSETS--100.0%                                                 $   53,488
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $278 and gross depreciation of $1,969 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $56,108.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $7,359 (reported in 000's) or 13.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  All or a portion of security is on loan.
(f) Represents security purchased with cash collateral received for securities on loan.
(g)  Illiquid security.
(h)  The rate shown is the discount rate.


                        See Notes to Financial Statements

                PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
U.S. GOVERNMENT SECURITIES--17.7%

U.S. TREASURY NOTES--17.7%
U.S. Treasury Note
  4.375% due 11/15/08                              $      210      $      212
  3.500% due 8/15/09                                      100             101
  4.625% due 2/29/12(d)                                   228             239
  4.500% due 3/31/12(d)                                   500             522
  3.875% due 2/15/13                                      720             734
  4.000% due 2/15/14                                      538             550
  4.875% due 8/15/16(d)                                 1,555           1,656
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,855)                                                4,014
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--41.2%

FHLMC 5.722% due 4/1/37(c)                                387             393
FHLMC 202 (Interest Only)
  6.500% due 4/1/29                                        95              21
FNMA
  11.000% due 12/1/15                                      67              73
  6.500% due 5/1/36                                       455             468
FNMA 01-T2 A 5.780% due 11/25/10                        1,129           1,146
FNMA 02-73 OE 5.000% due 11/25/17                       1,200           1,199
FNMA 02-T3 B 5.763% due 12/25/11                        2,000           2,062
FNMA 04-15 AB 4.000% due 9/25/17                          440             433
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27(c) (f)                               689              28
GNMA
  9.000% due 8/15/09                                       46              47
  9.000% due 5/15/16                                        1               1
  8.000% due 3/15/23                                        9               9
  7.000% due 8/15/23                                       78              83
  6.125% due 10/20/25(c)                                    7               7
  8.000% due 11/15/26                                      79              85
  5.500% due 1/15/33                                      544             548
GNMA 02-53 B
  5.552% due 5/16/26                                       91              92


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
GNMA03-5 A 3.202% due 4/16/19                      $      642      $      641
GNMA 03-88 CA 4.746% due 1/16/30                          375             375
GNMA 04-45 A 4.020% due 12/16/21                          785             778
GNMA 04-78 C 4.658% due 4/16/29                           250             247
GNMA 05-9 A 4.026% due 5/16/22                            239             237
GNMA 06-63 A 4.255% due 2/16/32                           382             379
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,548)                                                9,352
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--29.0%

FFCB 4.750% due 5/7/10                                    550             564
FHLB 5.500% due 7/15/36                                   480             526
FHLMC 4.875% due 2/9/10                                   500             513
FNMA
  6.250% due 2/1/11                                       750             803
  6.000% due 5/15/11                                    1,000           1,073
Israel Government AID Bond
  5.500% due 9/18/23                                    1,500           1,614
Peru Government AID Bond
  9.980% due 8/1/08                                       340             342
Rowan Cos., Inc. 6.150% due 7/1/10                      1,101           1,142
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,231)                                                6,577
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.8%

AEP Texas Central Transition
  Funding LLC 06-A, A5
  5.306% due 7/1/20                                       250             239
Citibank Credit Card Issuance
  Trust 06-A5, A5 5.300% due 5/20/11                      210             213


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MBNA Credit Card Master Note
  Trust 05-A7, A7 4.300%
  due 2/15/11                                      $      480      $      480
World Omni Auto Receivables
  Trust 06-B, A3
  5.150% due 11/15/10                                     380             381
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,320)                                                1,313
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--0.2%

Structured Asset Securities Corp.
  98-RF3, A (Interest Only)
  144A 6.100% due 6/15/28(b) (e)                          535              40
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $90)                                                      40
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.9%
(IDENTIFIED COST $21,044)                                              21,296
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--15.7%

                                                     SHARES
                                                   ----------

MONEY MARKET MUTUAL FUNDS--15.7%
BlackRock Institutional Money
  Market Trust (seven-day effective
  yield 4.88%)(g)                                   2,470,144           2,470
Goldman Sachs Financial Square
  Funds - Treasury Obligations Fund -
  Select Shares (seven-day
  effective yield 4.47%)                            1,091,196           1,091
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,561)                                                3,561
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--109.6%
(IDENTIFIED COST $24,605)                                              24,857(a)

Other assets and liabilities, net--(9.6)%                              (2,167)
                                                                   ----------
NET ASSETS--100.0%                                                 $   22,690
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $659 and gross depreciation of $407 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $24,605.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $40 (reported in 000's) or 0.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  All or a portion of security is on loan.
(e) Illiquid and restricted security. At December 31, 2007, this security amounted to a value of $40 (reported in 000's) or 0.2% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f)  Illiquid security.
(g) Represents security purchased with cash collateral received for securities on loan.



                        See Notes to Financial Statements

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MUNICIPAL BONDS(b)--98.2%

ALABAMA--10.2%
Alabama Drinking Water Finance
  Authority Series A (AMBAC Insured)
  5.000% due 8/15/14                               $    2,875      $    3,032
Jefferson County Limited Obligation
  Series A
  5.250% due 1/1/17                                     6,000           6,436
  5.500% due 1/1/21                                     2,415           2,602
Marshall County Health Care
  Authority Series A
  6.250% due 1/1/22                                       770             827
Mobile  Water & Sewer Commissioners
  (MBIA Insured)
  5.000% due 1/1/16                                     4,720           4,929
                                                                   ----------
                                                                       17,826
                                                                   ----------

ARIZONA--1.1%
Salt Verde Financial Corp.
  5.000% due 12/1/32                                    2,000           1,920

CALIFORNIA--7.0%
Antelope Valley Community College
  District Series B (MBIA Insured)
  5.250% due 8/1/39                                     1,500           1,606
California State 5.000% due 11/1/22                     3,500           3,697
California State Economic Recovery
  Series A 5.000% due 7/1/16                            5,000           5,239
City of Lodi Wastewater System
  Certificates of Participation
  Series A (MBIA Insured)
  5.500% due 10/1/18                                    1,535           1,698
                                                                   ----------
                                                                       12,240
                                                                   ----------

CONNECTICUT--0.6%
State Health & Educational Facility
  Authority, Yale University
  Series Y-3 2.550% due 1/2/08                          1,000           1,000

GEORGIA--2.7%
Fulton County Water and Sewer
  (FGIC Insured)5.000% due 1/1/18                       3,610           3,828
Main Street Natural Gas, Inc.
  Series A 5.000% due 9/15/11                             850             866
                                                                   ----------
                                                                        4,694
                                                                   ----------

IDAHO--1.2%
University of Idaho General
  Obligation Series B (FSA Insured)
  4.250% due 4/1/41                                     2,000           2,079


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
ILLINOIS--18.0%
Development Finance Authority,
  DePaul University Series C
  5.625% due 10/1/20                               $    1,000      $    1,071
Educational Facilities Authority,
  University of Chicago Series A
  5.250% due 7/1/22                                     3,000           3,195
Health Facilities Authority,
  Advocate Health Care Network
  Prerefunded 11/15/10 @ 100
  6.250% due 11/15/14                                   2,500           2,714
Health Facilities Authority,
  Condell Medical Center
  6.000% due 5/15/10                                      890             901
Health Facilities Authority,
  Elmhurst Memorial Healthcare
  Network 6.250% due 1/1/17                             5,060           5,523
Illinois Housing Development
  Authority Series D (FGIC Insured)
  4.125% due 1/1/16                                       500             499
Illinois State Finance Authority
  OSF HealthCare Series A
  4.750% due 11/15/13                                   1,295           1,336
  5.250% due 11/15/22                                   4,000           4,111
Illinois State Toll Highway
  Authority Series A-1 (FSA Insured)
  5.000% due 1/1/24                                    10,000          10,545
O'Hare International Airport Third
  Lien - Series A (MBIA Insured)
  5.250% due 1/1/26                                     1,500           1,579
                                                                   ----------
                                                                       31,474
                                                                   ----------

INDIANA--1.3%
Indiana State Finance Authority,
  Valparaiso Educational Facilities
  4.750% due 10/1/22                                    1,150           1,147
Indiana University (AMBAC Insured)
  5.250% due 11/15/17                                   1,055           1,150
                                                                   ----------
                                                                        2,297
                                                                   ----------

LOUISIANA--0.6%
Louisiana State Series B (CIFG
  Insured) 5.000% due 7/15/19                           1,000           1,075

MARYLAND--1.5%
City of Baltimore, Convention Center
  Series A (XLCA Insured)
  5.250% due 9/1/23                                     2,500           2,620

MASSACHUSETTS--4.3%
Commonwealth of Massachusetts
  Series B Prerefunded 6/1/10 @ 100
  6.000% due 6/1/16                                     5,000           5,336


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MASSACHUSETTS--CONTINUED
Commonwealth of Massachusetts
  Series C (FSA Insured)
  5.250% due 8/1/23                                $    1,000      $    1,090
Massachusetts Health & Educational
  Facilities Authority Series C
  6.000% due 7/1/16                                     1,000           1,076
                                                                   ----------
                                                                        7,502
                                                                   ----------

MICHIGAN--8.7%
Detroit Water Supply System
  Lien A (FSA Insured)
  5.000% due 7/1/21                                     5,000           5,313
Forest Hills Public Schools
  (Q-SBLF & FSA Insured)
  5.000% due 5/1/19                                     5,000           5,337
Michigan Municipal  Board
  Authority Lien B (AMBAC Insured)
  5.000% due 12/1/20                                    1,000           1,074
State Hospital Finance Authority,
  Chelsea Community Hospital
  5.000% due 5/15/12                                    2,380           2,392
State of Michigan (FSA Insured)
  5.250% due 9/15/19                                    1,000           1,113
                                                                   ----------
                                                                       15,229
                                                                   ----------

MINNESOTA--0.7%
City of St. Cloud, Health Care - St.
  Cloud Hospital Series A (FSA Insured)
  5.500% due 5/1/15                                     1,080           1,144

MISSOURI--2.5%
State Highways & Transit / Commission
  First Lien Series A
  5.000% due 5/1/16                                     4,000           4,346

NEW HAMPSHIRE--0.6%
Health & Education Facilities
  Authority, Concord Hospital
  (FSA Insured)
  5.500% due 10/1/21                                    1,000           1,078

NEW JERSEY--3.7%
State Economic Development Authority
  Series O 5.250% due 3/1/21                            5,000           5,421
State Transportation Trust Fund
  Authority Series A (FSA Insured)
  4.000% due 12/15/17                                   1,000           1,001
                                                                   ----------
                                                                        6,422
                                                                   ----------

NEW YORK--6.3%
Liberty Development Corp.
  5.500% due 10/1/37                                      500             548



                        See Notes to Financial Statements

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND




                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
NEW YORK--CONTINUED
New York City Industrial Development
  Agency, Queens Baseball Stadium
  Project (AMBAC Insured)
  5.000% due 1/1/20                                $    1,000      $    1,069
  5.000% due 1/1/36                                     2,000           2,060
New York State Environmental
  Facilities Corp. Series C
  5.000% due 10/15/19                                   2,000           2,176
New York State Thruway Authority
  Series A (AMBAC Insured)
  5.000% due 3/15/22                                    4,975           5,258
                                                                   ----------
                                                                       11,111
                                                                   ----------

NORTH CAROLINA--2.4%
Health Facilities Authority,
  Mecklenburg Health Care Hospital
  Series A 5.000% due 1/15/19                           4,000           4,217

OHIO--9.9%
Cuyahoga County, Metrohealth System
  Project Prerefunded 2/15/09 @101
  6.150% due 2/15/29                                    5,000           5,219
Cuyahoga County, Metrohealth System
  Project Series A (MBIA Insured)
  5.500% due 2/15/12                                    1,000           1,078
Franklin County, American Chemical
  Society Project Development
  5.500% due 10/1/12                                    4,600           4,786
Hamilton County Subseries B
  (AMBAC Insured) 5.750% due 12/1/17                      810             864
Plain County, Local School
  District (FGIC Insured)
  6.000% due 12/1/20                                      930           1,006
Plain County, Local School District
  Prerefunded 6/1/11 @ 100
  (FGIC Insured) 6.000% due 6/1/11                      4,070           4,440
                                                                   ----------
                                                                       17,393
                                                                   ----------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
PENNSYLVANIA--3.9%
Delaware River Port Authority of
  Pennsylvania & New Jersey
  (FSA Insured)
  5.750% due 1/1/15                                $    1,000      $    1,050
  6.000% due 1/1/17                                     5,500           5,802
                                                                   ----------
                                                                        6,852
                                                                   ----------

PUERTO RICO--0.6%
Puerto Rico Housing Finance Authority
  (HUD Insured) 5.000% due 12/1/16                      1,000           1,043

SOUTH CAROLINA--1.5%
Lexington County School District
  No.1 School Facilities Corp.
  5.250% due 12/1/25                                    1,000           1,029
Medical University Hospital Authority
  Series A (MBIA Insured)
  5.250% due 2/15/24                                    1,500           1,568
                                                                   ----------
                                                                        2,597
                                                                   ----------

TEXAS--6.8%
Amarillo Independent School
  District (PSF Guaranteed)
  5.250% due 2/1/22                                       915             989
El Paso Independent School District
  (PSF Guaranteed) 5.000% due 8/15/20                   2,750           2,968
North East Independent School
  District (PSF Guaranteed)
  5.000% due 8/1/23                                     3,000           3,202
State Municipal Gas Acquisition &
  Supply Corp. II
  3.980% due 1/2/08(c)                                  3,000           2,858
State Transportation Commission,
  Mobility Fund 5.000% due 4/1/18                       1,000           1,079
Texas Tech University (AMBAC
  Insured)5.000% due 2/15/25                              750             785
                                                                   ----------
                                                                       11,881
                                                                   ----------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
VIRGINIA--1.3%
City of Norfolk Water System
  (MBIA Insured)
  5.875% due 11/1/15                               $    2,300      $    2,305

WISCONSIN--0.8%
Purdue University Series B
  5.000% due 7/1/29                                     1,275           1,382
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $166,280)                                            171,727
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $166,280)                                            171,727
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.5%


                                                      SHARES
                                                    ----------
MONEY MARKET MUTUAL FUNDS--0.5%
AIM TFIT-Tax-Free Cash Reserve
  Portfolio (The) - Institutional
  Shares (seven-day effective yield 3.06%)             82,883              83
Goldman Sachs Financial Square Funds -
  Tax-Free Money Market Fund -
  Select Shares (seven-day effective
  yield 3.13%)                                        872,067             872
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $955)                                                    955
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $167,235)                                            172,682(a)

Other assets and liabilities, net--1.3%                                 2,227
                                                                   ----------
NET ASSETS--100.0%                                                 $  174,909
                                                                   ==========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,689 and gross depreciation of $257 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $167,250.
(b) At December 31, 2007, 48.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurer with a concentration greater than 10% of net assets is as follows: FSA 19.1%.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.


                        See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
U.S. GOVERNMENT SECURITIES--6.3%


U.S. TREASURY BONDS--0.4%
U.S. Treasury Bond
  11.250% due 2/15/15                              $      686      $    1,002

U.S. TREASURY NOTES--5.9%
U.S. Treasury Note
  4.625% due 2/29/12(h)                                   683             717
  4.500% due 3/31/12(h)                                 2,101           2,196
  3.875% due 2/15/13                                    2,500           2,550
  4.000% due 2/15/14                                    3,572           3,649
  4.875% due 8/15/16(h)                                 3,540           3,770
                                                                   ----------
                                                                       12,882
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,496)                                              13,884
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--13.2%

FHLMC 2513 JE
  5.000% due 10/15/17                                   5,105           5,109
FHLMC 2770 QG
  4.500% due 3/15/19                                    3,741           3,615
FHLMC 2835 HB
  5.500% due 8/15/24                                    1,330           1,334
FHLMC 2885 PB
  4.500% due 8/15/14                                    4,000           3,998
FHLMC 3099 PA
  5.500% due 9/15/25                                      984             993
FHLMC 3101 PA
  5.500% due 10/15/25                                     988             997
FNMA
  6.000% due 5/1/16                                       404             414
  10.500% due 12/1/16                                       2               2
  5.000% due 5/1/18                                       488             489
  5.000% due 8/1/18                                     1,758           1,762
  4.500% due 5/1/19                                     2,943           2,895
  9.000% due 3/1/25                                         7               7
  9.000% due 7/1/25                                        39              43
  9.000% due 10/1/25                                        2               2
  5.331% due 1/1/35(c)                                  1,854           1,887
FNMA 02-73 OE
  5.000% due 11/25/17                                   1,000             999
FNMA 04-15 AB
  4.000% due 9/25/17                                      988             972
FNMA 93-197 SB
  6.829% due 10/25/08(c)                                   58              58
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27(c) (e)                             2,021              82
FNMA 97-70 (Principal Only)
  0% due 4/25/22                                          321             284
GNMA
  9.000% due 8/15/09                                        3               3
  7.000% due 6/15/23                                       38              41
  7.000% due 7/15/23                                       13              13
  7.000% due 9/15/23                                       58              62
  7.000% due 1/15/24                                       35              37
  7.000% due 5/15/24                                       16              17
  7.000% due 9/15/24                                       41              44
  7.000% due 7/15/25                                       58              61
GNMA 04-108 C
  5.039% due 12/16/32(c)                                1,905           1,865


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
GNMA 04-67 A
  3.648% due 9/16/17                               $      805      $      796
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $29,066)                                              28,881
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--2.1%

FHLB 5.625% due 6/13/16                                   395             423
FNMA 5.500% due 3/15/11                                 3,900           4,111
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,258)                                                4,534
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.8%

Bank One Issuance Trust Series
  03-C1, C1 4.540% due 9/15/10                          2,000           2,000
Capital One Multi-Asset Execution
  Trust 03-B5, B5 4.790% due 8/15/13                    2,480           2,470
Capital One Multi-Asset Execution
  Trust 05-A2, A2 4.050% due 2/15/11                    2,800           2,795
Citibank Credit Card Issuance
  Trust 06-A5, A5 5.300% due 5/20/11                    3,080           3,125
Citibank Credit Card Issuance
  Trust 07-A5, A5 5.500% due 6/22/12                    2,160           2,220
Citibank Credit Card Issuance
  Trust 07-B2, B2 5.000% due 4/2/12                     1,770           1,774
E*Trade RV & Marine Trust 04-1, A3
  3.620% due 10/8/18                                      116             113
Ford Credit Auto Owner Trust
  06-A, A4 5.070% due 12/15/10                          2,370           2,386
MBNA Credit Card Master Note Trust
  05-A7, A7 4.300% due 2/15/11                          2,100           2,097
PSE&G Transition Funding LLC 01-1,
  A5 6.450% due 3/15/13                                 2,010           2,094
USAA Auto Owner Trust 07-2, A3
  4.900% due 2/15/12                                      470             469
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $21,376)                                              21,543
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--43.1%

AEROSPACE & DEFENSE--0.9%
Honeywell International, Inc.
  5.625% due 8/1/12                                       500             518
United Technologies Corp.
  5.375% due 2/15/17                                    1,400           1,412
                                                                   ----------
                                                                        1,930
                                                                   ----------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
AUTOMOBILE MANUFACTURERS--0.5%
DaimlerChrysler NA Holding Corp.
  5.875% due 3/15/11                               $    1,000      $    1,015

COMMUNICATIONS EQUIPMENT--0.5%
Cisco Systems, Inc.
  5.250% due 2/22/11                                    1,050           1,077

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
Caterpillar Financial Service Corp.
  5.125% due 10/12/11                                   1,000           1,008

CONSUMER FINANCE--4.7%
American General Finance Corp.
  5.400% due 12/1/15                                    1,320           1,217
Boeing Capital Corp. Ltd.
  6.500% due 2/15/12                                    1,270           1,364
Capital One Bank 4.250% due 12/1/08                     1,000             979
Capital One Financial Corp.
  6.150% due 9/1/16                                       980             870
HSBC Finance Corp.
  6.375% due 10/15/11                                   1,850           1,906
  4.750% due 7/15/13                                      465             448
IBM International Group
  Capital LLC5.050% due 10/22/12                        2,800           2,852
John Deere Capital Corp.
  5.100% due 1/15/13                                      750             749
                                                                   ----------
                                                                       10,385
                                                                   ----------

DEPARTMENT STORES--1.0%
Macys Retail Holdings, Inc.
  5.350% due 3/15/12                                    1,400           1,364
  5.900% due 12/1/16                                      960             906
                                                                   ----------
                                                                        2,270
                                                                   ----------

DIVERSIFIED BANKS--3.8%
Bank of America Corp.
  6.250% due 4/15/12                                    1,065           1,118
Bank One Corp.
  7.875% due 8/1/10                                     1,400           1,510
Wachovia Corp.
  5.300% due 10/15/11                                   3,000           3,007
Wells Fargo & Co.
  5.300% due 8/26/11                                    2,600           2,653
                                                                   ----------
                                                                        8,288
                                                                   ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
International Lease Finance Corp.
  5.625% due 9/20/13                                    1,480           1,483

ELECTRIC UTILITIES--1.8%
PECO Energy Co.
  3.500% due 5/1/08                                     2,330           2,317
Southern Co. Series A
  5.300% due 1/15/12                                    1,575           1,604
                                                                   ----------
                                                                        3,921
                                                                   ----------

                        See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND





                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
HOTELS, RESORTS & CRUISE LINES--0.6%
Wyndham Worldwide Corp.
  6.000% due 12/1/16                               $    1,500      $    1,423

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Constellation Energy Group, Inc.
  6.125% due 9/1/09                                     1,000           1,020

INTEGRATED OIL & GAS--1.1%
Conoco Funding Co. 6.350% due 10/15/11                  2,305           2,448

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc. 5.625% due 6/15/16                             710             718
BellSouth Corp.
  4.200% due 9/15/09                                    1,100           1,093
  4.750% due 11/15/12                                   1,600           1,583
Verizon Global Funding Corp.
  7.250% due 12/1/10                                    1,250           1,340
                                                                   ----------
                                                                        4,734
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--3.3%
Goldman Sachs Group, Inc.
  4.500% due 6/15/10                                      675             673
Lehman Brothers Holdings, Inc.
  4.250% due 1/27/10                                    1,745           1,715
  6.200% due 9/26/14                                      370             377
Merrill Lynch & Co., Inc.
  3.700% due 4/21/08                                      400             397
  5.770% due 7/25/11                                    2,655           2,663
Morgan Stanley
  3.875% due 1/15/09                                      400             396
  4.000% due 1/15/10                                    1,000             983
                                                                   ----------
                                                                        7,204
                                                                   ----------

MANAGED HEALTH CARE--1.1%
Wellpoint, Inc. 5.875% due 6/15/17                      2,400           2,416

MOVIES & ENTERTAINMENT--1.4%
Disney Walt Co. (The)
  5.625% due 9/15/16                                      935             960
Time Warner, Inc.
  7.250% due 10/15/17                                   1,955           2,091
                                                                   ----------
                                                                        3,051
                                                                   ----------

MULTI-UTILITIES--2.1%
Consolidated Edison Co. of
  New York, Inc. 06-C
  5.500% due 9/15/16                                    2,165           2,175
Consolidated Edison, Inc.
  3.625% due 8/1/08                                     1,285           1,274
Pacific Gas & Electric Co.
  4.200% due 3/1/11                                     1,200           1,181
                                                                   ----------
                                                                        4,630
                                                                   ----------

OIL & GAS EXPLORATION & PRODUCTION--1.4%
DCP Midstream LLC
  7.875% due 8/16/10                                    1,380           1,480
Devon Financing Corp. ULC
  6.875% due 9/30/11                                    1,550           1,660
                                                                   ----------
                                                                        3,140
                                                                   ----------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.5%
American Express Credit Corp.
  3.000% due 5/16/08                               $    2,615      $    2,598
Citigroup, Inc.
  5.850% due 7/2/13                                     2,000           2,059
General Electric Capital Corp.
  4.125% due 9/1/09                                       360             359
  4.875% due 3/4/15                                       230             229
JPMorgan Chase & Co.
  3.800% due 10/2/09                                      480             474
  5.125% due 9/15/14                                    1,920           1,882
                                                                   ----------
                                                                        7,601
                                                                   ----------

PACKAGED FOODS & MEATS--0.7%
Kellogg Co. Series B
  6.600% due 4/1/11                                     1,500           1,589

PHARMACEUTICALS--1.6%
Abbott Laboratories
  5.875% due 5/15/16                                    2,300           2,403
Schering-Plough Corp.
  5.550% due 12/1/13                                    1,135           1,148
                                                                   ----------
                                                                        3,551
                                                                   ----------

PROPERTY & CASUALTY INSURANCE--0.7%
Allstate Life Global Funding
  Trusts 04-1 4.500% due 5/29/09                        1,500           1,505

PUBLISHING--0.5%
News America, Inc.
  6.625% due 1/9/08                                     1,120           1,120

RAILROADS--1.2%
Burlington Northern Santa Fe Corp.
  6.750% due 7/15/11                                      690             729
CSX Corp. 6.750% due 3/15/11                            1,780           1,868
                                                                   ----------
                                                                        2,597
                                                                   ----------

REGIONAL BANKS--0.8%
Union Planters Corp.
  7.750% due 3/1/11                                     1,750           1,852

RESIDENTIAL REITS--1.1%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                    2,425           2,352

RETAIL REITS--0.9%
Simon Property Group LP
  4.600% due 6/15/10                                    1,500           1,491
  5.750% due 5/1/12                                       445             448
                                                                   ----------
                                                                        1,939
                                                                   ----------

SPECIALIZED FINANCE--1.0%
CIT Group, Inc.
  3.375% due 4/1/09                                     1,620           1,561
  5.000% due 2/13/14                                      710             625
                                                                   ----------
                                                                        2,186
                                                                   ----------

SPECIALIZED REITS--0.9%
Health Care Property Investors,
  Inc. 6.000% due 1/30/17                               2,175           2,048


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
THRIFTS & MORTGAGE FINANCE--1.5%
Countrywide Home Loans, Inc.
  4.125% due 9/15/09                               $    2,965      $    2,175
Washington Mutual, Inc.
  5.000% due 3/22/12                                    1,325           1,162
                                                                   ----------
                                                                        3,337
                                                                   ----------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Sprint Nextel Corp.
  6.000% due 12/1/16                                    1,655           1,585
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $95,766)                                              94,705
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--18.5%

Adjustable Rate Mortgage Trust
  05-11, 2A42 5.339% due 2/25/36(c)                     4,455           4,372
Bear Stearns Commercial Mortgage
  Securities, Inc. 06-T22, A4
  5.465% due 4/12/38(c)                                 2,275           2,322
Bear Stearns Commercial Mortgage
  Securities, Inc. 07-PW15, A2
  5.205% due 2/11/44                                    1,450           1,447
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A3
  5.293% due 12/11/49                                   2,430           2,414
Countrywide Alternative Loan
  Trust 04-22CB, 1A1
  6.000% due 10/25/34                                   2,122           2,131
Countrywide Asset-Backed
  Certificates 06-1, AF2
  5.281% due 7/25/36(c) (e)                             2,700           2,675
DLJ Mortgage Acceptance Corp.
  96-M, 1 144A
  0% due 11/28/11(b) (c) (f)                               36              31
GMAC Mortgage Corp. Loan Trust
  05-AR3, 3A3 4.851% due 6/19/35(c)                     1,426           1,418
GSR Mortgage Loan Trust 04 -10F,
  1A1 4.500% due 8/25/19                                1,318           1,310
Lehman Brothers-UBS Commercial
  Mortgage Trust  01-C2, A1
  6.270% due 6/15/20                                      465             468
Lehman Brothers-UBS Commercial
  Mortgage Trust 05-C2, A2
  4.821% due 4/15/30                                    2,098           2,092
Lehman Brothers-UBS Commercial
  Mortgage Trust 05-C5, A3
  4.964% due 9/15/30                                      797             789
Lehman Brothers-UBS Commercial
  Mortgage Trust 07-C1, A4
  5.424% due 2/15/40                                    1,910           1,918
Morgan Stanley Capital I 06-T23,
  A2 5.742% due 8/12/41(c)                              1,770           1,807



                        See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
Morgan Stanley Capital I 98-WF2, A2
  6.540% due 7/15/30(c)                            $      519      $      518
Morgan Stanley Mortgage Loan Trust
  06-7, 5A2 5.962% due 6/25/36(c) (e)                   1,800           1,522
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5
  7.420% due 4/25/31(c) (e)                               642             640
Structured Asset Securities Corp.
  03-34A, 6A 5.065% due 11/25/33(c)                     1,940           1,922
Structured Asset Securities Corp.
  04-5H, A2 4.430% due 12/25/33(e)                        779             776
Structured Asset Securities Corp.
  05-2XS,  2A2 5.150% due 2/25/35(c) (e)                1,062           1,076
Structured Asset Securities Corp.
  05-4XS, 3A2 4.270% due 3/25/35(c) (e)                 3,555           3,528
Structured Asset Securities Corp.
  98-RF3, A (Interest Only) 144A
  6.100% due 6/15/28(b) (f)                             1,347             100
Washington Mutual Alternative Mortgage
  Pass-Through Certificates 05-6, 2A7
  5.500% due 8/25/35                                    2,720           2,713
Wells Fargo Mortgage Backed Securities
  Trust 05-AR10, 2A19
  3.499% due 6/25/35(c)                                 2,607           2,582
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $41,189)                                              40,571
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
FOREIGN GOVERNMENT SECURITIES--1.1%

CANADA--1.1%
Province of Ontario
  3.375% due 1/15/08                               $    2,445      $    2,443
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,445)                                                2,443
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.0%

CANADA--1.0%
Rogers Wireless Communications, Inc.
  7.250% due 12/15/12                                   2,000           2,170

IRELAND--0.7%
CRH America, Inc.
  5.625% due 9/30/11                                    1,520           1,536

SPAIN--1.3%
Telefonica Emisiones S.A.U.
  5.855% due 2/4/13                                     2,880           2,963
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,538)                                                6,669
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $214,134)                                            213,230
-----------------------------------------------------------------------------

                                                     SHARES
                                                   ----------
SHORT-TERM INVESTMENTS--5.1%

MONEY MARKET MUTUAL FUNDS--5.1%
AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 4.72%)                    24,034              24


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MONEY MARKET MUTUAL FUNDS--CONTINUED
BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 4.88%)(g)                         6,606,735      $    6,607
Goldman Sachs Financial Square
  Funds - Money Market Fund -
  Select Shares (seven-day
  effective yield 4.85%)                            4,426,510           4,427
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 4.79%)                              148,386             148
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,206)                                              11,206
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--102.2%
(IDENTIFIED COST $225,340)                                            224,436(a)

Other assets and liabilities, net--(2.2)%                              (4,920)
                                                                   ----------
NET ASSETS--100.0%                                                 $  219,516
                                                                   ==========


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,144 and gross depreciation of $3,048 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $225,340.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $131 (reported in 000's) or 0.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  Illiquid security.
(f) Illiquid and restricted security. At December 31, 2007, this security amounted to a value of $131 (reported in 000's) or 0.1% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g) Represents security purchased with cash collateral received for securities on loan.
(h)  All or a portion of security is on loan.


                        See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MUNICIPAL BONDS(c)--98.8%

ALABAMA--3.3%
City of Birmingham Series A
  5.500% due 8/1/25                                $    1,000      $    1,063
Jefferson County Limited
  Obligation Series A
  5.250% due 1/1/17                                     3,000           3,218
                                                                   ----------
                                                                        4,281
                                                                   ----------

ARIZONA--3.7%
Arizona Game & Fish Department &
  Commission 5.000% due 7/1/21                          1,000           1,030
Arizona Health Facilities
  Authority Phoenix Children's
  Hospital Series B
  3.910% due 1/3/08(e)                                  1,000             987
Goodyear Public Improvement Corp.
  (MBIA Insured)
  4.500% due 7/1/27                                       400             395
Salt Verde Financial Corp.
  5.000% due 12/1/31                                    2,500           2,400
                                                                   ----------
                                                                        4,812
                                                                   ----------

ARKANSAS--0.8%
Benton/Washington Regional
  Public Water Authority
  (XLCA Insured)
  4.800% due 10/1/38                                    1,000           1,002
Lonoke County Residential
  Housing Facilities Board
  Series A2 (FNMA Collateralized)
  7.900% due 4/1/11                                        28              28
Stuttgart Public Facilities
  Board Series A-2 (FNMA
  Collateralized)
  7.900% due 9/1/11                                         8               8
                                                                   ----------
                                                                        1,038
                                                                   ----------

CALIFORNIA--5.3%
California State
  5.000% due 2/1/20                                       750             780
City of San Buenaventure
  Certificate Participation
  (MBIA Insured) 4.750% due 6/1/37                        680             672
Los Angeles Municipal Improvement
  Corp. (FGIC Insured)
  5.000% due 8/1/24                                     4,500           4,673
South Gate Utility Authority
  (FGIC Insured) 0% due 10/1/19                         1,385             819
                                                                   ----------
                                                                        6,944
                                                                   ----------

COLORADO--1.0%
Douglas County School District
  No. 1 (FGIC Insured)
  5.750% due 12/15/18                                   1,000           1,113


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
COLORADO--CONTINUED
State Public Highway Authority
  E-470 Series B
  (MBIA Insured) 0% due 9/1/29                     $      665      $      217
                                                                   ----------
                                                                        1,330
                                                                   ----------

CONNECTICUT--0.8%
Mashantucket Western Pequot
  Tribe Series B 144A
  5.600% due 9/1/09(b) (f)                              1,000           1,012

FLORIDA--1.2%
Brevard County Health Facilities
  Authority 5.000% due 4/1/34                             500             477
Miami-Dade County Expressway
  Authority (FGIC Insured)
  6.000% due 7/1/14                                     1,000           1,072
                                                                   ----------
                                                                        1,549
                                                                   ----------

GEORGIA--2.0%
Chatham County Hospital Authority,
  Memorial Health Medical Center
  Series A 6.125% due 1/1/24                            1,280           1,290
Main Street Natural Gas, Inc.
  Series A 5.500% due 9/15/26                           1,250           1,253
                                                                   ----------
                                                                        2,543
                                                                   ----------

IDAHO--0.5%
Idaho Housing & Finance
  Association Highway Trust
  (MBIA Insured)
  5.000% due 7/15/21                                      600             640

ILLINOIS--17.0%
Chicago Board of Education
  Certificate of Participation
  Series A (MBIA Insured)
  6.000% due 1/1/20                                       580             677
Illinois Finance Authority
  (XLCA Insured)5.000% due 7/1/23                         500             521
Illinois Finance Authority,
  University of Chicago Series A
  5.000% due 7/1/26                                     1,000           1,038
Illinois State Finance Authority
  OSF HealthCare Series A
  5.250% due 11/15/22                                   1,000           1,028
Kendall County Forest Preserve
  District (FGIC Insured)
  5.250% due 1/1/23                                     4,000           4,333
Metropolitan Pier & Exposition
  Authority Series A
  5.500% due 6/15/27                                    1,000           1,002


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
ILLINOIS--CONTINUED
O'Hare International Airport Third
  Lien - Series A (MBIA Insured)
  5.250% due 1/1/26                                $    1,500      $    1,579
Southwestern Illinois Development
  Authority (FSA Insured)
  5.250% due 12/1/20                                    1,500           1,662
State of Illinois First Series
  Prerefunded 1/1/10 @ 100
  (FGIC Insured) 6.125% due 1/1/16                      5,000           5,292
State Toll Highway Authority Series
  A-1 (FSA Insured) 5.000% due 1/1/21                   4,750           5,071
                                                                   ----------
                                                                       22,203
                                                                   ----------

INDIANA--1.5%
Indiana State Finance Authority
  5.000% due 10/1/27                                    2,000           2,000

KENTUCKY--6.4%
Kentucky Municipal Power Agency
  (MBIA Insured) 5.250% due 9/1/42                      5,000           5,259
State Turnpike Authority (FGIC
  Insured)0.000% due 1/1/10                             3,300           3,081
                                                                   ----------
                                                                        8,340
                                                                   ----------

LOUISIANA--4.6%
Local Government Environmental
  Facilities & Community
  Development Authority (AMBAC
  Insured)5.250% due 12/1/18                            2,500           2,764
State of Louisiana Series B
  (CIFG Insured) 5.000% due 7/15/18                     3,000           3,240
                                                                   ----------
                                                                        6,004
                                                                   ----------

MARYLAND--1.6%
City of Baltimore, Convention
  Center Series A (XLCA Insured)
  5.250% due 9/1/22                                     2,000           2,104

MASSACHUSETTS--0.8%
City of Pittsfield (MBIA Insured)
  5.000% due 4/15/19                                    1,000           1,055

MICHIGAN--5.0%
Michigan Municipal Bond Authority
  Series B (AMBAC Insured)
  5.250% due 12/1/22                                    1,215           1,320
State Hospital Finance Authority -
  Chelsea Community Hospital
  5.375% due 5/15/19                                    3,000           3,001




                        See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MICHIGAN--CONTINUED
State of Michigan (FSA Insured)
  5.250% due 9/15/21                               $    2,000      $    2,204
                                                                   ----------
                                                                        6,525
                                                                   ----------

MINNESOTA--2.9%
City of St. Cloud, HealthCare -
  St. Cloud Hospital Series A
  (FSA Insured) 6.250% due 5/1/19                       3,530           3,793

MISSOURI--3.3%
State Health & Educational Facilities
  St. Anthony's Medical Center
  Prerefunded 12/1/10 @ 101
  6.125% due 12/1/19
                                                        2,000           2,185
State Highways & Transit /
  Commission First Lien Series A
  5.000% due 5/1/18                                     2,000           2,173
                                                                   ----------
                                                                        4,358
                                                                   ----------

NEBRASKA--3.9%
University of Nebraska Facilities
  Corp. (AMBAC Insured)
  5.000% due 7/15/20                                    4,750           5,087

NEW HAMPSHIRE--0.6%
State Health & Education Facilities
  Authority, Exeter Project
  6.000% due 10/1/24                                      750             801

NEW JERSEY--10.0%
Camden County Municipal Utilities
  Authority Series B (FGIC Insured)
  0% due 9/1/11                                         3,000           2,626
State Economic Development
  Authority Series P
  5.250% due 9/1/19                                     1,855           2,021
State Transportation Trust Fund
  Authority Series A
  5.500% due 12/15/21                                   3,000           3,412
  5.250% due 12/15/22                                     500             555
State Transportation Trust Fund
  Authority Series C Prerefunded
  6/15/13 @ 100 5.500% due 6/15/24                      4,000           4,433
                                                                   ----------
                                                                       13,047
                                                                   ----------

NEW MEXICO--2.6%
State Finance Authority
  Series B (MBIA Insured)
  5.000% due 6/15/20                                    1,925           2,059
  5.000% due 6/15/23                                    1,200           1,266
                                                                   ----------
                                                                        3,325
                                                                   ----------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
NEW YORK--3.2%
Liberty Development Corp.
  5.500% due 10/1/37                               $    1,000      $    1,095
New York City Industrial
  Development Agency, Queens
  Baseball Stadium Project
  (AMBAC Insured)
  5.000% due 1/1/31
                                                        3,000           3,101
                                                                   ----------
                                                                        4,196
                                                                   ----------

OHIO--4.1%
City of Akron
  6.500% due 11/1/15(d)                                   865           1,043
Cleveland Municipal School
  District (FSA Insured)
  5.250% due 12/1/18                                    2,330           2,527
Columbus Regional Port Authority,
  Rickenbacker International
  Airport Series A 5.375% due 1/1/32                    1,625           1,743
                                                                   ----------
                                                                        5,313
                                                                   ----------

PENNSYLVANIA--0.8%
Chester County Health & Education
  Facilities Authority Series A
  6.750% due 7/1/31                                     1,000           1,039

PUERTO RICO--1.2%
Commonwealth of Puerto Rico Series A
  5.250% due 7/1/22                                     1,500           1,528

SOUTH CAROLINA--1.0%
Lexington County School District
  No. 1 School Facilities Corp.
  5.250% due 12/1/28                                    1,300           1,325

TENNESSEE--1.3%
Metropolitan Government Nashville &
  Davidson County Health & Educational
  Facilities Board (AMBAC Insured)
  6.000% due 12/1/16                                    1,500           1,714

TEXAS--3.0%
City of San Antonio
  5.000% due 2/1/12(d)                                     15              16
Katy Independent School
  District Series D
  (PSF Guaranteed)
  5.250% due 2/15/37                                    1,000           1,057
Kountze Independent School
  District (PSF Guaranteed)
  5.250% due 8/15/29                                    1,000           1,069


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
TEXAS--CONTINUED
Leander Independent School District
  (PSF Guaranteed)0% due 8/15/24                   $    5,000      $    1,791
                                                                   ----------
                                                                        3,933
                                                                   ----------

VIRGINIA--3.7%
Henrico County Economic
  Development Authority,
  Regional Jail Project
  6.125% due 11/1/17                                    2,405           2,577
Upper Occoquan Sewage Authority
  Series A (MBIA Insured)
  5.150% due 7/1/20                                     2,000           2,225
                                                                   ----------
                                                                        4,802
                                                                   ----------

WISCONSIN--1.7%
State Health & Educational
  Facilities Authority, Howard
  Young (Radian Insured)
  5.000% due 8/15/18                                    2,150           2,170
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $123,136)                                            128,811
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $123,136)                                            128,811
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.2%


                                                     SHARES
                                                   ----------
MONEY MARKET MUTUAL FUNDS--0.2%
AIM TFIT-Tax-Free Cash Reserve
  Portfolio (The) - Institutional
  Shares (seven-day effective
  yield 3.06%)                                         28,177              28
Goldman Sachs Financial Square
  Funds - Tax-Free Money Market
  Fund - Select Shares
  (seven-day effective yield 3.13%)                   257,265             257
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $285)                                                    285
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $123,421)                                            129,096(a)

Other assets and liabilities, net--1.0%                                 1,282
                                                                   ----------
NET ASSETS--100.0%                                                 $  130,378
                                                                   ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,875 and gross depreciation of $225 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $123,446.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $1,012 (reported in 000's) or 0.8% of net assets.
(c) At December 31, 2007, 57% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC 17.6%, MBIA 12.3%, and FSA 11.7%.
(d)  Escrowed to maturity.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Illiquid and restricted security. At December 31, 2007, this security amounted to a value of $1,012 (reported in 000's) or 0.8% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.


                        See Notes to Financial Statements

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
FEDERAL AGENCY SECURITIES--25.0%

FHLB
  4.300% due 1/30/08(d)                            $   20,000      $   19,931
  4.250% due 2/20/08(d)                                15,000          14,911
  5.125% due 2/28/08(c)                                18,500          18,520
  4.000% due 3/10/08(c)                                 7,000           6,996
  4.500% due 12/10/08(c)                               20,000          20,000
FHLMC 5.000% due 2/8/08(c)                              7,000           7,004
FNMA
  5.500% due 1/15/08(c)                                 9,437           9,440
  3.800% due 1/18/08(c)                                10,000           9,997
  4.240% due 2/1/08(d)                                 15,000          14,945
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $121,744)                                            121,744
-----------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES(b) (c)--26.0%

FFCB 5.085% due 5/2/08                                 25,000          25,000
FHLB
  4.842% due 8/21/08                                   20,000          20,012
  5.062% due 12/12/08                                  20,000          20,000
FHLMC 4.715% due 3/26/08                               25,000          24,998
Overseas Private Investment
  Corp. 4.400% due 1/2/08(e)                           23,163          23,163
Overseas Private Investment
  Corp. 4.400% due 1/2/08(e)                           13,490          13,490
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES -- VARIABLE
(IDENTIFIED COST $126,663)                                            126,663
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
REPURCHASE AGREEMENTS--49.1%

Bank of America Corp. repurchase
  agreement 4.50% dated 12/31/07,
  due 1/2/08 repurchase price $95,272
  collateralized by FNMA 5%,
  6/1/35 market value $97,153
  4.500% due 1/2/08                                $   95,248      $   95,248

Bank of Tokyo N.A. repurchase agreement,
  4.50% dated 12/31/07, due 1/2/08,
  repurchase price $24,006
  collateralized by FNMA 0%, 1/2/08
  market value $24,480
  4.500% due 1/2/08                                    24,000          24,000

Goldman Sachs Group, Inc. (The)
  repurchase agreement, 4.75% dated
  12/31/07, due 1/2/08 repurchase
  price $97,026 collateralized by
  various FNMA 3.886%-6.108%,
  12/14/11-6/1/36 and various
  FMAC 5.119%-6.151%, 6/1/35-12/1/38
  total market value $98,940
  4.750% due 1/2/08                                    97,000          97,000

Lehman Brothers, Inc. repurchase
  agreement, 4% dated 12/31/07,
  due 1/2/08, repurchase price
  $23,005 collateralized by
  FFCB 4.875%, 2/18/11 market
  value $23,695 4.000% due 1/2/08                      23,000          23,000
-----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $239,248)                                            239,248
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $487,655)                                            487,655(a)

Other assets and liabilities, net--(0.1)%                                (319)
                                                                   ----------
NET ASSETS--100.0%                                                 $  487,336
                                                                   ==========


(a) Federal Income Tax Information: At December 31, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)  The interest rate shown is the coupon rate.
(d)  The rate shown is the discount rate.
(e)  The date shown represents next interest reset date.



                        See Notes to Financial Statements

                        PHOENIX INSIGHT MONEY MARKET FUND




                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
ASSET-BACKED SECURITIES--5.1%

Americredit Automobile Receivables
  Trust 07-CM, A1
  5.318% due 8/6/08                                $   16,294      $   16,293
G-Star Ltd. 02-2A, A1MA 144A
  4.935% due 1/25/08(b) (c) (d) (e)                    68,918          68,918
G-Star Ltd. 02-2A, A1MB 144A
  4.935% due 1/25/08(b) (c) (d) (e)                    28,897          28,897
Hyundai Auto Receivables Trust
  07-A, A1 5.291% due 10/15/08                          6,838           6,838
Putnam Structured Product Funding
  02-1A, A1MF 144A
  5.098% due 1/15/08(b) (c) (d) (e)                    76,000          76,000
Putnam Structured Product
  Funding 02-1A, A1MH 144A
  5.098% due 1/15/08(b) (c) (d) (e)                    25,000          25,000
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $221,946)                                            221,946
-----------------------------------------------------------------------------

COMMERCIAL PAPER(g)--38.6%

Amsterdam Funding Corp.
  6.150% due 1/8/08                                    40,000          39,952
  5.350% due 1/28/08                                   30,000          29,880
  5.300% due 2/1/08                                    25,000          24,886
  5.550% due 2/7/08                                    25,000          24,857
CAFCO LLC
  5.020% due 1/17/08                                   25,000          24,944
  5.120% due 2/8/08                                    26,000          25,859
Chariot Funding LLC
  5.550% due 1/16/08                                   41,613          41,517
  5.800% due 1/18/08                                   30,000          29,918
  5.700% due 1/22/08                                   30,000          29,900
  5.000% due 1/29/08                                   40,000          39,844
  5.350% due 2/7/08                                    20,208          20,097
Corporate Receivables Corp.
  5.120% due 2/4/08                                    25,000          24,879
Crown Point Capital Corp.
  5.800% due 1/2/08                                   100,000          99,984
Edison Asset Securitization LLC
  5.040% due 1/15/08                                   50,000          49,902
Jupiter Securitization Corp.
  4.730% due 1/9/08                                    75,000          74,921
  5.400% due 2/14/08                                   25,000          24,835
K-2, Inc. 5.580% due 1/23/08(h)                         3,000           2,990
Kitty Hawk Funding Corp.
  5.350% due 1/25/08                                   40,000          39,857
  5.250% due 1/29/08                                   30,650          30,525
  5.080% due 2/13/08                                   25,803          25,646
Market Street Funding Corp.
  6.050% due 1/15/08                                   30,000          29,929
  5.850% due 1/24/08                                   25,000          24,907
  5.850% due 2/5/08                                    25,000          24,858
  6.050% due 2/20/08                                   30,000          29,748
  5.850% due 2/21/08                                   30,000          29,751
  5.930% due 2/22/08                                   30,000          29,743


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
Park Avenue Receivables Corp.
  5.400% due 1/2/08                                $   43,047      $   43,041
  5.250% due 2/11/08                                   30,000          29,821
  5.200% due 2/19/08                                   35,000          34,752
  5.250% due 3/13/08                                   25,000          24,738
Ranger Funding Co. LLC
  5.525% due 1/14/08                                   30,000          29,940
  4.850% due 1/24/08                                   70,695          70,476
  5.550% due 3/7/08                                    30,000          29,695
Sheffield Receivables Corp.
  5.850% due 1/3/08                                    50,000          49,984
  5.900% due 1/3/08                                    50,000          49,984
  5.550% due 1/4/08                                    47,000          46,978
Versailles CDS LLC
  6.200% due 1/10/08                                   50,000          49,923
  6.200% due 1/22/08                                   60,000          59,783
  5.780% due 1/29/08                                   50,000          49,775
Windmill Funding Corp.
  5.000% due 1/4/08                                    28,000          27,988
  5.160% due 1/11/08                                   25,000          24,964
  5.700% due 1/14/08                                   39,800          39,718
Yorktown Capital LLC
  5.550% due 1/4/08                                    50,000          49,977
  5.120% due 1/9/08                                    17,675          17,655
  4.840% due 1/25/08                                   40,000          39,871
  5.125% due 3/3/08                                    29,715          29,453
-----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,672,645)                                        1,672,645
-----------------------------------------------------------------------------

TIME DEPOSITS--6.2%

ING Bank 3.750% due 1/2/08                            120,000         120,000
Royal Bank of Scotland
  Group plc 4.250% due 1/2/08                         150,000         150,000
-----------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(IDENTIFIED COST $270,000)                                            270,000
-----------------------------------------------------------------------------

MUNICIPAL BONDS(c)--2.0%


COLORADO--2.0%
Colorado Housing & Finance
  Authority Single Family Housing
  Series 1-A1 5.000% due 1/2/08(d)                     11,380          11,380
Colorado Housing & Finance Authority
  Single Family Housing Series A1-1
  4.950% due 1/2/08(d)                                 37,775          37,775
Colorado Housing & Finance Authority
  Single Family Housing Series B1
  5.000% due 1/2/08(d)                                 12,195          12,195
Colorado Housing & Finance Authority
  Single Family Housing Series B2
  5.000% due 1/2/08(d)                                 24,130          24,130
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $85,480)                                              85,480
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MEDIUM TERM NOTES(c) (d)--25.9%

ABN AMRO Bank NV 144A (Netherlands)
  5.259% due 1/18/08(b) (f)                        $   22,200      $   22,197
Alliance & Leicester plc 144A
  (United Kingdom)
  5.263% due 1/8/08(b) (f)                            165,000         165,000
Bank of New York Co, Inc. 144A
  5.243% due 1/10/08(b)                               170,000         169,996
Beta Finance, Inc. 144A
  4.355% due 1/2/08(b) (e) (h)                        127,000         127,008
BP Capital Markets plc
  5.066% due 3/11/08                                   75,000          75,000
General Electric Capital Corp.
  5.263% due 1/10/08                                   75,000          75,000
Goldman Sachs Group LP 144A
  5.084% due 1/2/08(b)                                 55,000          55,000
Goldman Sachs Group, Inc. (The)
  4.620% due 1/2/08                                    25,000          24,813
  5.111% due 1/2/08                                    10,000           9,995
Harrier Finance Funding LLC 144A
  4.870% due 3/21/08(b) (h)                            75,000          74,993
K2 (USA) LLC 144A
  4.310% due 1/2/08(b) (h)                            100,000         100,000
Lehman Brothers Holdings, Inc.
  5.018% due 3/27/08                                   30,000          30,000
National Rural Utilities
  Cooperative Finance Corp.
  5.235% due 1/2/08                                    70,000          70,000
Sigma Finance, Inc. 144A
  4.913% due 2/3/08(b) (h)                             25,000          25,004
WestLB AG 144A (Germany)
  5.303% due 1/10/08(b) (f)                           100,000         100,000
-----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $1,124,006)                                        1,124,006
-----------------------------------------------------------------------------


REPURCHASE AGREEMENTS--12.8%

Bank of America Corp. repurchase
  agreement 4.50% dated 12/31/07,
  due 1/2/08 repurchase price
  $143,559 collateralized by FNMA
  6.50%, 12/1/37 market value
  $146,394 4.500% due 1/2/08                          143,523         143,523
Goldman Sachs Group, Inc. (The)
  repurchase agreement, 4.75% dated
  12/31/07, due 1/2/08 repurchase
  price $413,109 collateralized by
  various FNMA 4%-7%, 4/1/11-1/1/38
  and various FMAC 4.50%-6.50%,
  1/1/17-12/1/37 total market
  value $421,260 4.750% due 1/2/08                    413,000         413,000
-----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $556,523)                                            556,523
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

                        PHOENIX INSIGHT MONEY MARKET FUND


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
MONEY MARKET MUTUAL FUNDS--9.7%

AIM-STIT Liquid Assets Portfolio
  (The) (seven-day effective yield 4.72%)          206,663,000     $  206,663
Dreyfus Cash Management Plus, Inc.
  (seven-day effective yield 4.80%)                211,439,689        211,440
-----------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $418,103)                                            418,103
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $4,348,703)                                        4,348,703(a)

Other assets and liabilities, net--(0.3)%                             (11,877)
                                                                   ----------
NET ASSETS--100.0%                                                 $4,336,826
                                                                   ==========


(a) Federal Income Tax Information: At December 31, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $1,038,013 (reported in 000's) or 23.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  The date shown represents next interest reset date.
(e) Illiquid and restricted securities. At December 31, 2007, these securities amounted to a value of $325,823 (reported in 000's) or 7.5% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(g)  The rate shown is the discount rate.
(h)  These holdings represent investments in structured investment vehicles
     (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs.


                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND





                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
COMMERCIAL PAPER -- MUNICIPAL(c)--9.4%

FLORIDA--2.4%
Palm Beach County School District
  3.720% due 2/14/08                               $    2,950      $    2,950
Sunshine State Government Finance
  Commission Series A 2.780% due 3/11/08               12,700          12,700
Sunshine State Government Finance
  Commission Series F 2.820% due 2/11/08               15,000          15,000
                                                                   ----------
                                                                       30,650
                                                                   ----------

ILLINOIS--2.3%
Illinois Health Facilities Authority
  2.750% due 3/6/08                                    20,000          20,000
  3.350% due 2/14/08                                    5,000           5,000
  3.350% due 1/10/08                                    5,000           5,000
                                                                   ----------
                                                                       30,000
                                                                   ----------

MARYLAND--0.2%
Baltimore County 3.020% due 3/7/08                      2,500           2,500

MISSISSIPPI--1.0%
Clairborne County Southern
  Mississippi Electric Series G1
  2.930% due 5/8/08                                     4,000           4,000
Clairborne County Southern
  Mississippi Electric Series G2
  2.900% due 5/9/08                                     9,300           9,300
                                                                   ----------
                                                                       13,300
                                                                   ----------

TEXAS--3.5%
University of North Texas
  Series A 3.020% due 3/6/08                           10,000          10,000
University of Texas System,
  Board of Regents
  3.200% due 4/14/08                                   10,000          10,000
  2.980% due 4/11/08                                    4,500           4,500
  2.750% due 6/6/08                                    20,000          20,000
                                                                   ----------
                                                                       44,500
-----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER -- MUNICIPAL
(IDENTIFIED COST $120,950)                                            120,950
-----------------------------------------------------------------------------

VARIABLE RATE DEMAND OBLIGIATIONS(d) (e)--81.0%


ALABAMA--3.2%
Chatom Industrial Development Board
  Pollution Control Electric
  Cooperative, Inc. (National
  Rural Utilities Co. Guaranty)
  3.540% due 1/2/08                                     2,580           2,580
Columbia Industrial Development
  Board Pollution Control
  Series C Alabama Power Co.
  3.750% due 1/2/08                                    11,500          11,500



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
ALABAMA--CONTINUED
Columbia Industrial Development
  Board Pollution Control
  Series D Alabama Power Co.
  Series D 3.750% due 1/2/08                       $    4,300      $    4,300
Jefferson County Sewer
  Series C-2 (XLCA Insured)
  3.480% due 1/3/08                                    12,500          12,500
Jefferson County Sewer
  Series C-4 (XLCA Insured)
  3.470% due 1/3/08                                    10,000          10,000
                                                                   ----------
                                                                       40,880
                                                                   ----------

ALASKA--0.4%
State Housing Finance Corp.
  (Spears) Series DB-132 144A
  (FGIC Insured)
  3.560% due 1/7/08(b)                                  5,200           5,200

ARIZONA--1.2%
Salt River Project Agricultural
  Improvement & Power District
  Electric System Class A 144A
  3.510% due 1/3/08(b)                                  6,000           6,000
Salt River Project Agricultural
  Improvement & Power District
  ROCS 144A 3.510% due 1/3/08(b)                        9,900           9,900
                                                                   ----------
                                                                       15,900
                                                                   ----------

COLORADO--2.2%
Regional Transportation District
  (Eagle) Series 06-128
  Class A (AMBAC Insured)
  3.500% due 1/3/08                                     4,000           4,000
Westminster Economic Development
  Authority, Mandalay Gardens
  Urban Renewal Project
  3.460% due 1/3/08                                     5,605           5,605
Westminster Economic Development
  Authority, North Huron Urban
  Renewal Project 3.460% due 1/3/08                    10,450          10,450
Westminster Economic Development
  Authority, South Sheridan
  Urban Project 3.460% due 1/3/08                       8,320           8,320
                                                                   ----------
                                                                       28,375
                                                                   ----------

FLORIDA--6.3%
Dade County Industrial Development
  Authority Florida Power &
  Light Co. 3.780% due 1/2/08                          20,000          20,000
Orange County School Board
  Class C (MBIA Insured)
  3.670% due 1/2/08                                     9,300           9,300


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
FLORIDA--CONTINUED
Peace River Manasota Regional
  Water Supply Authority
  (Eagle) Series 06-0033A 144A
  (FSA Insured)
  3.560% due 1/3/08 (b)                            $    6,270      $    6,270
St. Lucie County Pollution
  Control Florida Power &
  Light Co. Project
  3.760% due 1/2/08                                    25,000          25,000
Sunshine State Governmental
  Financing Commission
  (AMBAC Insured)
  3.750% due 1/2/08                                    17,000          17,000
Sunshine State Governmental
  Financing Commission
  (AMBAC Insured)
  3.750% due 1/2/08                                     3,600           3,600
                                                                   ----------
                                                                       81,170
                                                                   ----------

GEORGIA--1.4%
Burke County Development Authority
  Pollution Control Vogtle Power
  Plant Series 1 3.760% due 7/1/08(f)                  18,500          18,503

HAWAII--0.8%
ABN AMRO Munitops Certificates
  Trust Series 01-11 144A
  (FSA Insured)
  3.490% due 1/3/08 (b)                                 9,980           9,980

ILLINOIS--15.0%
ABN AMRO Munitops Certificates
  Trust Multi-State Series
  03-16 144A (FSA Insured)
  3.520% due 1/3/08 (b)                                 9,995           9,995
Chicago O'Hare International
  Airport Series C (CGIF Insured)
  3.470% due 1/2/08                                    11,100          11,100
City of Chicago (Eagle) Series
  10267 144A (MBIA Insured)
  3.500% due 1/3/08 (b)                                 4,810           4,810
Cook County Public Improvements
  Series E 3.450% due 1/3/08                           19,000          19,000
Development & Finance Authority
  Evanston McGraw YMCA
  3.480% due 1/3/08                                     4,000           4,000
Development & Finance Authority
  Evanston Northwestern Series A
  3.430% due 1/3/08                                    10,045          10,045
Development & Finance Authority
  Evanston Northwestern Series C
  3.430% due 1/3/08                                     4,935           4,935



                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
ILLINOIS--CONTINUED
Development & Finance Authority
  Lake Forest Academy
  3.430% due 1/2/08                                $    5,000      $    5,000
Development & Finance Authority
  North Park University
  3.450% due 1/2/08                                    22,700          22,700
Development & Finance Authority
  Resurrection Class B
  3.660% due 1/2/08                                    20,000          20,000
Development & Finance Authority
  Sacred Heart of Chicago Schools
  Project 3.430% due 1/2/08                             2,300           2,300
Educational Facilities Authority
  Lake Forest Graduate School
  3.460% due 1/4/08                                     3,800           3,800
Educational Facilities Authority
  Museum of Natural History
  3.430% due 1/2/08                                    10,000          10,000
Finance Authority IIT Research
  Institute 3.450% due 1/3/08                          11,335          11,335
Finance Authority Lake Forest
  Country Day School
  3.430% due 1/2/08                                     3,250           3,250
Health Facilities Authority
  Advocate Health Care Network
  Class A 3.780% due 7/3/08(f)                         10,010          10,010
Housing Development Authority
  Multi-Family Revenue 144A
  (AMBAC Insured)3.590% due 1/2/08 (b)                  5,050           5,050
State of Illinois General
  Obligation Series 03-B
  3.460% due 1/2/08                                    27,000          27,000
Village of Crestwood Trinity
  Christian College
  3.440% due 1/4/08                                     8,145           8,145
                                                                   ----------
                                                                      192,475
                                                                   ----------

INDIANA--4.0%
Educational Facilities
  Authority Wabash College
  Project 3.430% due 1/3/08                            10,000          10,000
Health & Educational Facilities
  Financing Authority Union
  Hospital Series 06-A
  3.440% due 1/4/08                                     7,600           7,600
Health Facilities Financing
  Authority Ascension Health
  Credit Group Series A-1
  3.470% due 1/2/08                                     8,500           8,500
Health Facilities Financing
  Authority Union Hospital, Inc.
  Project 3.460% due 1/4/08                             6,900           6,900
Lawrence-Fort Harrison Reuse
  Authority 3.460% due 1/4/08                           6,045           6,045
Purdue University 3.400% due 1/2/08                     4,000           4,000


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
INDIANA--CONTINUED
South Bend Economic Development,
  Stanley Clark School Project
  3.460% due 1/4/08                                $    2,000      $    2,000
Transportation Finance Authority
  (Spears) Series DB-114 144A
  (FGIC Insured)
  3.490% due 1/3/08 (b)                                 3,950           3,950
Transportation Finance Authority
  (Spears) Series DB-117 144A
  (FGIC Insured)3.490% due 1/3/08 (b)                   2,040           2,040
                                                                   ----------
                                                                       51,035
                                                                   ----------

KENTUCKY--2.3%
Covington Building Authority
  3.530% due 1/2/08                                     1,240           1,240
Economic Development Finance
  Authority 3.460% due 1/4/08                           7,000           7,000
Lexington-Fayette Urban County
  Educational Building Revenue
  3.460% due 1/4/08                                     2,445           2,445
Lexington-Fayettte Urban County
  First Bracktown Income Project
  3.460% due 1/4/08                                     5,000           5,000
Mason County Pollution Control
  East Kentucky Power Cooperative,
  Inc. Series B-1 3.490% due 1/2/08                     4,100           4,100
Mason County Pollution Control
  East Kentucky Power Cooperative,
  Inc. Series B-2 3.490% due 1/2/08                     6,370           6,370
Mason County Pollution Control East
  Kentucky Power Cooperative, Inc.
  Series B-3 3.490% due 1/2/08                          3,610           3,610
                                                                   ----------
                                                                       29,765
                                                                   ----------

MASSACHUSETTS--1.9%
Commonwealth of Massachusetts
  Series A 3.730% due 1/2/08                            8,000           8,000
Massachusetts State General
  Obligation Bonds 3.730% due 1/2/08                   10,000          10,000
Route 3 North Transit
  Improvement Association
  Series B (AMBAC Insured)
  3.460% due 1/2/08                                     6,150           6,150
                                                                   ----------
                                                                       24,150
                                                                   ----------

MICHIGAN--5.4%
Detroit Sewage Disposal (Eagle)
  Class A 144A (FGIC Insured)
  3.510% due 1/3/08 (b)                                 5,450           5,450


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
MICHIGAN--CONTINUED
Grand Valley State University
  Series A (AMBAC Insured)
  3.460% due 1/3/08                                $   15,165      $   15,165
L'Anse Creuse Public Schools
  (Eagle) 144A (FSA Q-SBLF Insured)
  3.560% due 1/3/08 (b)                                 3,700           3,700
Southgate Properties Project
  State Strategic Fund Limited
  3.430% due 1/3/08                                     6,165           6,165
University of Michigan Hospital
  Series A 3.750% due 1/2/08                           20,000          20,000
University of Michigan Hospital
  Series B 3.450% due 1/3/08                           18,900          18,900
                                                                   ----------
                                                                       69,380
                                                                   ----------

MINNESOTA--0.4%
University of Minnesota
  Series C 3.400% due 1/2/08                            4,600           4,600

MISSISSIPPI--0.4%
Jackson County, Chevron USA,
  Inc. Project 3.500% due 1/2/08                        5,000           5,000

MISSOURI--4.8%
Bi-State Development Agency
  MetroLink Cross Country Project
  Series A (FSA Insured)
  3.400% due 1/2/08                                    11,000          11,000
St. Louis County Industrial
  Development & Educational
  Facilities Whitefield
  School, Inc. Series B
  3.470% due 1/3/08                                     1,100           1,100
State Health & Educational
  Facilities Authority (Eagle) 144A
  3.500% due 1/3/08(b)                                 12,625          12,625
State Health & Educational Facilities
  Authority Series A (MBIA Insured)
  3.680% due 1/2/08                                    20,000          20,000
State Health & Educational
  Facilities Authority St. Louis
  University Series A (MBIA Insured)
  3.680% due 1/2/08                                     9,550           9,550
State Health & Educational Facilities
  Authority University Insured
  Cox Health System (AMBAC Insured)
  3.750% due 1/2/08                                     7,500           7,500
                                                                   ----------
                                                                       61,775
                                                                   ----------
NEVADA--3.1%
ABN AMRO Munitops Certificates
  Trust Series 01-33 ,144A
  (FSA Insured)3.490% due 1/3/08 (b)                   21,720          21,720
ABN-AMRO Munitops Certificates Trust
  Multi-State Series 01-24 144A
  (FGIC Insured)3.490% due 1/3/08 (b)                   6,090           6,090


                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
NEVADA--CONTINUED
ABN-AMRO Munitops Certificates Trust
  Multi-State Series 19-PS 144A
  (FGIC insured)3.530% due 1/3/08 (b)              $   10,950      $   10,950
Las Vegas Valley Water District
  Series B 3.750% due 1/2/08                            1,300           1,300
                                                                   ----------
                                                                       40,060
                                                                   ----------

NEW MEXICO--0.3%
Farmington Pollution Control Board
  Series B 3.500% due 1/2/08                            3,500           3,500

NEW YORK--3.2%
ABN-AMRO Munitops Certificates Trust
  Series 99-3 144A (MBIA-IBC Insured)
  3.470% due 1/3/08 (b)                                21,402          21,402
New York City Transitional Finance
  Authority (Eagle) Series 07-0004
  Class A 144A (FGIC Insured)
  3.550% due 1/3/08 (b)                                20,000          20,000
                                                                   ----------
                                                                       41,402
                                                                   ----------

NORTH CAROLINA--0.2%
North Carolina Capital Facilities
  Finance Agency (Eagle) Series
  06-0159 Class A 144A
  3.510% due 1/3/08(b)                                  2,800           2,800

OHIO--2.4%
Air Quality Development Authority
  First Energy Co. 3.450% due 1/2/08                    4,000           4,000
Kent State University
  (MBIA Insured) 3.500% due 1/2/08                      3,000           3,000
MetroHealth System Cuyahoga
  County Hospital 3.480% due 1/3/08                    11,565          11,565
Ratner School Project Cuyahoga
  County 3.480% due 1/3/08                              6,470           6,470
State Higher Educational Facility
  Commission (Pooled Financing
  2002 Program) Series A
  3.430% due 1/3/08                                     4,445           4,445
State Higher Educational Facility
  Commission (Pooled Financing
  2003 Program) Series A
  3.470% due 1/3/08                                     1,440           1,440
                                                                   ----------
                                                                       30,920
                                                                   ----------

PENNSYLVANIA--1.3%
Industrial Development Authority
  Berks County Richard J. Caron
  Foundation Project
  3.550% due 1/3/08                                     2,600           2,600



                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
PENNSYLVANIA--CONTINUED
Industrial Development Authority
  Delaware County Pollution
  Control Exelon 3.750% due 1/2/08                   $ 10,000      $   10,000
Pennsylvania Intergovernmental
  Cooperative Authority Special
  Tax (City of Philadelphia
  Funding Program) (AMBAC Insured)
  3.450% due 1/3/08                                     2,075           2,075
Philadelphia Water & Wastewater
  (FSA Insured)3.460% due 1/2/08                        1,900           1,900
                                                                   ----------
                                                                       16,575
                                                                   ----------

TEXAS--10.9%
ABN AMRO Munitops Certificates
  Trust 01-9 144A (PSF Guaranteed
  Insured) 3.520% due 1/3/08(b)                        10,290          10,290
Corpus Christi Utility Systems
  (Spears) Series DB-126 144A
  (FSA Insured)3.560% due 1/7/08 (b)                    5,470           5,470
Denton Independent School District
  Series 05-A 3.460% due 1/3/08                        17,600          17,600
Harris County Department of
  Education Public Facility
  Corp. P-FLOAT PT 3357 144A
  (MBIA Insured)3.700% due 1/7/08 (b)                   5,775           5,775
Laredo Sports Venue Sales Tax
  Revenue 144A (AMBAC Insured)
  3.700% due 1/3/08 (b)                                 6,200           6,200
Nueces County Health Facilities
  Development Corp. Driscoll
  Foundation Children's Hospital
  3.460% due 1/2/08                                    17,600          17,600
Rockport Series R-3066 144A
  (MBIA Insured) 3.510% due 1/3/08(b)                   5,745           5,745
San Antonio Electric & Gas
  3.460% due 1/2/08                                    25,000          25,000
State of Texas  (Eagle) Series
  06-0125 Class A 144A
  3.510% due 1/3/08(b)                                  9,040           9,040
State of Texas (Eagle) Series
  03-0026, Class A 144A
  3.510% due 1/3/08(b)                                  2,410           2,410
Texas Small Business Industrial
  Development Corp. 3.460% due 1/2/08                  35,720          35,720
                                                                   ----------
                                                                      140,850
                                                                   ----------

WASHINGTON--2.2%
Everett Sewer & Water Authority
  Series 8503 144A (MBIA Insured)
  3.510% due 1/3/08(b)                                  5,225           5,225
Issaquah Community Properties
  Series A 3.520% due 1/3/08                           10,000          10,000


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
WASHINGTON--CONTINUED
State of Washington, General
  Obligation Series 5015 144A
  3.510% due 1/3/08(b)                             $    5,265      $    5,265
State of Washington, General
  Obligation Series 6529 144A
  3.510% due 1/3/08(b)                                  7,370           7,370
                                                                   ----------
                                                                       27,860
                                                                   ----------

WEST VIRGINIA--2.0%
ABN AMRO Munitops Certificates
  Trust Multi-State Series
  00-12 144A (MBIA Insured)
  3.500% due 1/3/08 (b)                                21,000          21,000
West Virginia University (Spears)
  Series DB-119 144A (MBIA Insured)
  3.560% due 1/7/08 (b)                                 5,415           5,415
                                                                   ----------
                                                                       26,415
                                                                   ----------

WISCONSIN--4.0%
City of Beaver Dam, YMCA Dodge
  County, Inc. Project
  3.430% due 1/3/08                                     3,900           3,900
Health & Educational Facilities
  Authority, Aurora Health Care
  3.650% due 1/2/08                                    32,000          32,000
Health & Educational Facilities
  Pine Haven Christian Home
  3.430% due 1/3/08                                     7,660           7,660
Milwaukee Redevelopment Authority
  American Society For Quality
  3.440% due 1/3/08                                     2,000           2,000
Wisconsin State Health &
  Educational Facilities Authority
  Wheaton Franciscan Series B
  3.470% due 1/2/08                                     6,300           6,300
                                                                   ----------
                                                                       51,860
                                                                   ----------

WYOMING--1.7%
Gillette Pollution Control
  Pacificorp Project
  3.460% due 1/2/08                                    13,900          13,900
Platte County, Pollution Control
  Tri-State Generation &
  Transmission Project Series A
  3.750% due 1/2/08                                     8,000           8,000
                                                                   ----------
                                                                       21,900
-----------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS
(IDENTIFIED COST $1,042,330)                                        1,042,330
-----------------------------------------------------------------------------

MUNICIPAL TAX-EXEMPT BONDS(g)--10.0%

NEW MEXICO--0.7%
Santa Fe Public School District
  4.000% due 8/1/08                                     9,100           9,115

OHIO--0.4%
Arcanum-Butler Local School District
  3.850% due 8/12/08                                    4,350           4,364

                        See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND

                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                   ----------      ----------
TEXAS--3.7%
North Texas Tollway Authority
  4.125% due 11/19/08                              $   30,000      $   30,000
State of Texas Transportation
  Authority 4.500% due 8/28/08                         17,500          17,590
                                                                   ----------
                                                                       47,590
                                                                   ----------

WISCONSIN--5.2%
City of Hurley Waterworks
  System & Sewer Systems
  4.875% due 6/1/08                                     2,800           2,812
City of Middleton
  4.000% due 7/1/08                                     4,605           4,607
City of Stoughton
  4.375% due 4/1/08                                     4,275           4,279
City of Two Rivers
  3.625% due 5/1/08                                     2,500           2,501
Dells School District
  3.700% due 10/28/08                                   3,400           3,404
Edgerton School District
  3.750% due 10/22/08                                   4,750           4,756
Fond Du Lac  Waterworks
  Series A 4.500% due 7/1/08                            5,000           5,026
Greenfield School District
  4.000% due 4/11/08                                    5,000           5,004
Kewaskum School District
  4.000% due 9/3/08                                     2,000           2,004
Menomonee Falls School District
  3.625% due 8/21/08                                    7,500           7,509
New Richmond School District
  4.125% due 6/6/08                                     1,155           1,156
Spooner Area School District
  4.500% due 2/1/08                                     9,000           9,006
  4.000% due 4/1/08                                    12,000          12,024
Wausau School District
  3.750% due 10/24/08                                   3,000           3,004
                                                                   ----------
                                                                       67,092
-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $128,161)                                            128,161
-----------------------------------------------------------------------------


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------      ----------
MONEY MARKET MUTUAL FUNDS--0.3%

AIM TFIT-Tax-Free Cash Reserve
  Portfolio (The) Shares
  (seven-day effective yield 3.06%)                 1,950,103      $    1,950
Dreyfus Tax Exempt Cash
  Management - Institutional
  Shares (seven-day effective
  yield 3.18%)                                          3,339               3
  Goldman Sachs Financial Square
  Funds - Tax-Free Money Market
  Fund - Select Shares
  (seven-day effective yield 3.13%)                 2,638,000           2,638
-----------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $4,591)                                                4,591
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $1,296,032)                                        1,296,032(a)

Other assets and liabilities, net--(0.7)%                              (9,254)
                                                                   ----------
NET ASSETS--100.0%                                                 $1,286,778
                                                                   ==========

(a) Federal Income Tax Information: At December 31, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $257,137 (reported in 000's) or 20.0% of net assets.
(c)  The rate shown is the discount rate.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  The maturity date shown is the reset date.
(f) Security with a "put" feature; the date shown is when the security may be put back for redemption.
(g)  The interest rate shown is the coupon rate.


                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                           PHOENIX INSIGHT FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

(Reported in thousands except per share amounts)


                                                                                             EQUITY FUNDS
                                                                    -------------------------------------------------------------
                                                                                                                        SMALL-CAP
                                                                    BALANCED   CORE EQUITY     EMERGING      INDEX       GROWTH
                                                                      FUND         FUND      MARKETS FUND     FUND        FUND
                                                                    --------   -----------   ------------   -------     ---------
ASSETS
  Investment securities at value+@ ...............................   $84,692     $136,549      $216,700     $59,925      $28,437
  Foreign currency at value++ ....................................        --           --         2,877          --           --
  Cash ...........................................................        --           --            --          --           --
  Receivables
    Investment securities sold ...................................        --           --         3,693          21           --
    Fund shares sold .............................................        10          313           101          14            3
    Litigation income ............................................        --           --            --           3           --
    Interest .....................................................       249           12             2          13            2
    Dividends ....................................................        47          131           271          83           13
    Tax reclaims .................................................        --           --            11          --           --
  Prepaid expenses ...............................................        36           36            51          29           39
  Other assets ...................................................         3            5             8           2            1
                                                                     -------     --------      --------     -------      -------
           Total assets ..........................................    85,037      137,046       223,714      60,090       28,495
                                                                     -------     --------      --------     -------      -------
LIABILITIES:
  Payables
    Fund shares repurchased ......................................       293        1,435         1,499       1,484           --
    Investment securities purchased ..............................        --           --         2,674          --           --
    Upon return of securities loaned .............................     1,078          616         6,871       1,588        2,337
    Administration fee ...........................................         6           10            15           4            2
    Distribution and service fees ................................         3            2             3           4           --(1)
    Foreign capital gain taxes ...................................        --           --         1,099          --           --
    Investment advisory fee ......................................        35           83           184          10           16
    Professional fee .............................................        32           30            27          28           28
    Transfer agent fee ...........................................         5           10            12           8            1
    Trustee deferred compensation plan ...........................         3            5             8           2            1
    Variation margin for futures contracts .......................        --           --            --          --(1)        --
    Trustees' fee ................................................         1            1             2           1           --(1)
    Other accrued expenses .......................................        11           10           134          11            4
                                                                     -------     --------      --------     -------      -------
           Total liabilities .....................................     1,467        2,202        12,528       3,140        2,389
                                                                     -------     --------      --------     -------      -------
NET ASSETS .......................................................   $83,570     $134,844      $211,186     $56,950      $26,106
                                                                     =======     ========      ========     =======      =======
NET ASSETS CONSIST OF:
  Beneficial interest at Par Value ...............................   $     6     $      7      $     21     $     3      $     2
  Capital paid in on shares of beneficial interest ...............    76,965      112,895       157,119      45,669       24,697
  Undistributed (distributions in excess of) net investment income        (1)           3          (134)          9           --
  Accumulated net realized gain (loss) ...........................      (216)       1,125        11,546      (1,180)        (645)
  Net unrealized appreciation (depreciation) .....................     6,816       20,814        42,634      12,449        2,052
                                                                     -------     --------      --------     -------      -------
  Net Assets .....................................................   $83,570     $134,844      $211,186     $56,950      $26,106
                                                                     =======     ========      ========     =======      =======
           CLASS I:   Net asset value and offering price per share   $ 14.30     $  20.84      $  10.08     $ 21.03      $ 13.29
                                                                     -------     --------      --------     -------      -------
                        Shares of beneficial interest outstanding,
                                           unlimited authorization     5,006        5,965        19,767       1,918        1,921
                                                                     -------     --------      --------     -------      -------
                                                        Net Assets   $71,603     $124,328      $199,197     $40,336      $25,527
                                                                     -------     --------      --------     -------      -------

           CLASS A:                      Net asset value per share   $ 14.26     $  20.51      $   9.80     $ 21.04      $ 13.23
                                                                     -------     --------      --------     -------      -------
                                 Maximum offering price per share*   $ 15.13     $  21.76      $  10.40     $ 22.32      $ 14.04
                                                                     -------     --------      --------     -------      -------
                        Shares of beneficial interest outstanding,
                                           unlimited authorization       817          500         1,185         790           33
                                                                     -------     --------      --------     -------      -------
                                                        Net Assets   $11,646     $ 10,265      $ 11,616     $16,614      $   438
                                                                     -------     --------      --------     -------      -------

           CLASS C:   Net asset value and offering price per share   $ 14.26     $  20.44      $   9.69          --      $ 13.08
                                                                     -------     --------      --------     -------      -------
                        Shares of beneficial interest outstanding,
                                           unlimited authorization        22           12            39          --           11
                                                                     -------     --------      --------     -------      -------
                                                        Net Assets   $   321     $    251      $    373          --      $   141
                                                                     -------     --------      --------     -------      -------

  +Investment securities at cost .................................   $77,876     $115,735      $173,009     $47,418      $26,385
  ++Foreign currency at cost .....................................        --                      2,866          --           --
  @   Market value of securities on loan .........................     1,019          600         6,598       1,536        2,205
  (1) Amount is less than $1,000.
  *   Maximum offering price per share represents NAV/(1-5.75%) for Equity Funds.



                                                                                        EQUITY FUNDS
                                                                       -------------------------------------------
                                                                            SMALL-CAP     SMALL-CAP        VALUE
                                                                           OPPORTUNITY      VALUE          EQUITY
                                                                              FUND           FUND           FUND
                                                                           -----------    ---------       --------
ASSETS
  Investment securities at value+@ ...............................          $179,511       $131,124       $297,695
  Foreign currency at value++ ....................................                --             --             --
  Cash ...........................................................                --             --             --
  Receivables
    Investment securities sold ...................................               374          2,297             --
    Fund shares sold .............................................             3,330             62            292
    Litigation income ............................................                --             --             --
    Interest .....................................................                20              7             20
    Dividends ....................................................                92            190            291
    Tax reclaims .................................................                --             --             --
  Prepaid expenses ...............................................                50             60             34
  Other assets ...................................................                16             13             10
                                                                            --------       --------       --------
           Total assets ..........................................           183,393        133,753        298,342
                                                                            --------       --------       --------
LIABILITIES:
  Payables
    Fund shares repurchased ......................................             4,218          4,278            177
    Investment securities purchased ..............................             1,606             --             --
    Upon return of securities loaned .............................            14,693            717          2,439
    Administration fee ...........................................                15             12             21
    Distribution and service fees ................................                11              8              5
    Foreign capital gain taxes ...................................                --             --             --
    Investment advisory fee ......................................               120             88            178
    Professional fee .............................................                30             30             31
    Transfer agent fee ...........................................                53             40             17
    Trustee deferred compensation plan ...........................                16             13             10
    Variation margin for futures contracts .......................                --             --             --
    Trustees' fee ................................................                 2              2              3
    Other accrued expenses .......................................                27             29             14
                                                                            --------       --------       --------
           Total liabilities .....................................            20,791          5,217          2,895
                                                                            --------       --------       --------
NET ASSETS .......................................................          $162,602       $128,536       $295,447
                                                                            ========       ========       ========
NET ASSETS CONSIST OF:
  Beneficial interest at Par Value ...............................          $     14       $      4       $     20
  Capital paid in on shares of beneficial interest ...............           172,915        139,087        238,524
  Undistributed (distributions in excess of) net investment income               (77)            (2)            (2)
  Accumulated net realized gain (loss) ...........................            (3,397)        (4,159)         8,123
  Net unrealized appreciation (depreciation) .....................            (6,853)        (6,394)        48,782
                                                                            --------       --------       --------
  Net Assets .....................................................          $162,602       $128,536       $295,447
                                                                            ========       ========       ========
           CLASS I:   Net asset value and offering price per share          $  13.23       $  31.11       $  13.94
                                                                            --------       --------       --------
                        Shares of beneficial interest outstanding,
                                           unlimited authorization             8,497          2,984         19,547
                                                                            --------       --------       --------
                                                        Net Assets          $112,397       $ 92,809       $272,426
                                                                            --------       --------       --------

           CLASS A:                      Net asset value per share          $  12.50       $  30.72       $  14.06
                                                                            --------       --------       --------
                                 Maximum offering price per share*          $  13.26       $  32.59       $  14.92
                                                                            --------       --------       --------
                        Shares of beneficial interest outstanding,
                                           unlimited authorization             3,967          1,155          1,589
                                                                            --------       --------       --------
                                                        Net Assets          $ 49,593       $ 35,478       $ 22,330
                                                                            --------       --------       --------

           CLASS C:   Net asset value and offering price per share          $  12.31       $  30.39       $  14.04
                                                                            --------       --------       --------
                        Shares of beneficial interest outstanding,
                                           unlimited authorization                50              8             49
                                                                            --------       --------       --------
                                                        Net Assets          $    612       $    249       $    691
                                                                            --------       --------       --------

  +Investment securities at cost .................................          $186,364       $137,518       $248,913
  ++Foreign currency at cost .....................................                --             --             --
  @   Market value of securities on loan .........................            13,945            658          2,378
  (1) Amount is less than $1,000.
  *   Maximum offering price per share represents NAV/(1-5.75%) for Equity Funds.

                       See Notes to Financial Statements

                                    86 and 87

                           PHOENIX INSIGHT FUNDS TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                DECEMBER 31, 2007

(Reported in thousands except per share amounts)


                                                                                         FIXED INCOME FUNDS
                                                                   ----------------------------------------------------------------
                                                                                                    INTERMEDIATE       INTERMEDIATE
                                                                                     HIGH YIELD      GOVERNMENT         TAX-EXEMPT
                                                                   BOND FUND          BOND FUND       BOND FUND          BOND FUND
                                                                   ---------         ----------      ----------        ------------
ASSETS
  Investment securities at value+@^ .............................  $158,244           $54,417          $24,857           $172,682
  Cash ..........................................................        --                --               --                 --
  Receivables
    Investment securities sold ..................................        --                --                5                 --
    Fund shares sold ............................................        --(1)             38              114                351
    Interest ....................................................     1,328               939              252              2,800
    Dividends ...................................................         9                --               --                 --
  Prepaid expenses ..............................................        39                42               19                 37
  Other assets ..................................................         6                 2                1                  7
                                                                   --------           -------          -------           --------
           Total assets .........................................   159,626            55,438           25,248            175,877
                                                                   --------           -------          -------           --------
LIABILITIES
  Cash overdraft ................................................        --                --               --                 --
  Payables
    Fund shares repurchased .....................................        40               115               43                316
    Investment securities purchased .............................        24                --               --                 --
    Upon return of securities loaned ............................    13,858             1,741            2,470                 --
    Administration fee ..........................................        10                 4                2                 13
    Distribution and service fees ...............................        --(1)              1                1                  3
    Dividend distributions ......................................       130                24                7                516
    Investment advisory fee .....................................        50                20                1                 62
    Professional fee ............................................        30                34               29                 30
    Transfer agent fee ..........................................         7                 2                2                 10
    Trustee deferred compensation plan ..........................         6                 2                1                  7
    Trustees' fee ...............................................         1                 1               --(1)               2
    Other accrued expenses ......................................        12                 6                2                  9
                                                                   --------           -------          -------           --------
           Total liabilities ....................................    14,168             1,950            2,558                968
                                                                   --------           -------          -------           --------
NET ASSETS ......................................................  $145,458           $53,488          $22,690           $174,909
                                                                   ========           =======          =======           ========
NET ASSETS CONSIST OF:
  Beneficial interest at Par Value ..............................  $     15           $     4          $     1           $     16
  Capital paid in on shares of beneficial interest ..............   153,854            60,670           22,573            169,298
  Undistributed net investment income ...........................        (1)               68               --(1)              --(1)
  Accumulated net realized gain (loss) ..........................    (5,395)           (5,581)            (136)               148
  Net unrealized appreciation (depreciation) ....................    (3,015)           (1,673)             252              5,447
                                                                   --------           -------          -------           --------
NET ASSETS ......................................................  $145,458           $53,488          $22,690           $174,909
                                                                   ========           =======          =======           ========
           CLASS I:  Net asset value and offering price per share  $   9.69           $ 11.87          $ 16.75           $  10.78
                                                                   --------           -------          -------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization    14,854             4,040            1,100             14,732
                                                                   --------           -------          -------           --------
                                                       Net Assets  $143,961           $47,958          $18,429           $158,834
                                                                   --------           -------          -------           --------
           CLASS A:                     Net asset value per share  $   9.69           $ 11.87          $ 16.75           $  10.78
                                                                   --------           -------          -------           --------
                                        Offering price per share*  $  10.17           $ 12.59          $ 17.59           $  11.32
                                                                   --------           -------          -------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization       126               454              254              1,451
                                                                   --------           -------          -------           --------
                                                       Net Assets  $  1,225           $ 5,390          $ 4,261           $ 15,647

           CLASS C:  Net asset value and offering price per share  $   9.69           $ 11.87               --           $  10.78
                                                                   --------           -------          -------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization        28                12               --                 40
                                                                   --------           -------          -------           --------
                                                       Net Assets  $    272           $   140               --           $    428
                                                                   --------           -------          -------           --------
           EXCHANGE SHARES:          Net asset value and offering
                                                  price per share        --                --               --                 --
                                                                   --------           -------          -------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization        --                --               --                 --
                                                                   --------           -------          -------           --------
                                                       Net Assets        --                --               --                 --
                                                                   --------           -------          -------           --------
  +   Investment securities at cost .............................  $161,259           $56,090          $24,605           $167,235
  @   Market value of securities on loan ........................    13,488             1,676            2,393                 --
  (1) Amount is less than $1,000.
  *   Maximum offering price per share represents NAV/(1-4.75%) for Fixed Income Funds.
  ^   Investment securities at value (reported in 000's) includes repurchase agreements totaling $239,248 and $556,523, for the
      Government Money Market Fund and Money Market Fund, respectively.



                                                                             FIXED INCOME FUNDS
                                                                   ----------------------------------

                                                                    SHORT/INTERMEDIATE     TAX-EXEMPT
                                                                         BOND FUND          BOND FUND
                                                                     ------------------     ----------
ASSETS
  Investment securities at value+@^ .............................        $224,436           $129,096
  Cash ..........................................................             116                 --
  Receivables
    Investment securities sold ..................................              --                 --
    Fund shares sold ............................................              --(1)             113
    Interest ....................................................           2,274              1,803
    Dividends ...................................................              --                 --
  Prepaid expenses ..............................................              33                 22
  Other assets ..................................................               8                  5
                                                                         --------           --------
           Total assets .........................................         226,867            131,039
                                                                         --------           --------
LIABILITIES
  Cash overdraft ................................................              --                  1
  Payables
    Fund shares repurchased .....................................              66                208
    Investment securities purchased .............................              --                 --
    Upon return of securities loaned ............................           6,607                 --
    Administration fee ..........................................              15                  9
    Distribution and service fees ...............................               1                 14
    Dividend distributions ......................................             502                329
    Investment advisory fee .....................................              99                 45
    Professional fee ............................................              30                 30
    Transfer agent fee ..........................................              10                 14
    Trustee deferred compensation plan ..........................               8                  5
    Trustees' fee ...............................................               2                  1
    Other accrued expenses ......................................              11                  5
                                                                         --------           --------
           Total liabilities ....................................           7,351                661
                                                                         --------           --------
NET ASSETS ......................................................        $219,516           $130,378
                                                                         ========           ========
NET ASSETS CONSIST OF:
  Beneficial interest at Par Value ..............................        $     22           $      9
  Capital paid in on shares of beneficial interest ..............         226,483            124,574
  Undistributed net investment income ...........................              --(1)              12
  Accumulated net realized gain (loss) ..........................          (6,085)               108
  Net unrealized appreciation (depreciation) ....................            (904)             5,675
                                                                         --------           --------
NET ASSETS ......................................................        $219,516           $130,378
                                                                         ========           ========

           CLASS I:  Net asset value and offering price per share        $  10.05           $  10.36
                                                                         --------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization          21,361              6,710
                                                                         --------           --------
                                                       Net Assets        $214,669           $ 69,482
                                                                         --------           --------
           CLASS A:                     Net asset value per share        $  10.05           $  10.36
                                                                         --------           --------
                                        Offering price per share*        $  10.55           $  10.88
                                                                         --------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization             451              5,807
                                                                         --------           --------
                                                       Net Assets        $  4,526           $ 60,147
                                                                         --------           --------
           CLASS C:  Net asset value and offering price per share        $  10.05           $  10.36
                                                                         --------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization              32                 72
                                                                         --------           --------
                                                       Net Assets        $    321           $    749
                                                                         --------           --------
           EXCHANGE SHARES:          Net asset value and offering
                                                  price per share              --                 --
                                                                         --------           --------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization              --                 --
                                                                         --------           --------
                                                       Net Assets              --                 --
                                                                         --------           --------
  +   Investment securities at cost .............................        $225,340           $123,421
  @   Market value of securities on loan ........................           6,405                 --
  (1) Amount is less than $1,000.
  *   Maximum offering price per share represents NAV/(1-4.75%) for Fixed Income Funds.
  ^   Investment securities at value (reported in 000's) includes repurchase agreements totaling $239,248 and $556,523, for the
      Government Money Market Fund and Money Market Fund, respectively.




                                                                                  MONEY MARKET FUNDS
                                                                    ---------------------------------------------------

                                                                       GOVERNMENT      MONEY MARKET     TAX-EXEMPT
                                                                    MONEY MARKET FUND      FUND       MONEY MARKET FUND
                                                                    ----------------- -------------  -----------------
ASSETS
  Investment securities at value+@^ .............................       $487,655       $4,348,703       $1,296,032
  Cash ..........................................................             --               --               33
  Receivables
    Investment securities sold ..................................             --               --               --
    Fund shares sold ............................................             --                4               --
    Interest ....................................................          1,625            7,073            6,180
    Dividends ...................................................             --               --               --
  Prepaid expenses ..............................................             44              204               68
  Other assets ..................................................             --              125               18
                                                                        --------       ----------       ----------
           Total assets .........................................        489,324        4,356,109        1,302,331
                                                                        --------       ----------       ----------
LIABILITIES
  Cash overdraft ................................................             --               --               --
  Payables
    Fund shares repurchased .....................................             --               76               --
    Investment securities purchased .............................             --               --           12,035
    Upon return of securities loaned ............................             --               --               --
    Administration fee ..........................................             13              162               35
    Distribution and service fees ...............................             68              350               79
    Dividend distributions ......................................          1,798           17,793            3,200
    Investment advisory fee .....................................             45              304              108
    Professional fee ............................................             27               53               32
    Transfer agent fee ..........................................             14              176               35
    Trustee deferred compensation plan ..........................             --              125               18
    Trustees' fee ...............................................              5               43               11
    Other accrued expenses ......................................             18              201               --(1)
                                                                        --------       ----------       ----------
           Total liabilities ....................................          1,988           19,283           15,553
                                                                        --------       ----------       ----------
NET ASSETS ......................................................       $487,336       $4,336,826       $1,286,778
                                                                        ========       ==========       ==========
NET ASSETS CONSIST OF:
  Beneficial interest at Par Value ..............................       $    488       $    4,337       $    1,287
  Capital paid in on shares of beneficial interest ..............        486,848        4,333,100        1,285,657
  Undistributed net investment income ...........................              4               --(1)            --(1)
  Accumulated net realized gain (loss) ..........................             (4)            (611)            (166)
  Net unrealized appreciation (depreciation) ....................             --               --               --
                                                                        --------       ----------       ----------
NET ASSETS ......................................................       $487,336       $4,336,826       $1,286,778
                                                                        ========       ==========       ==========

           CLASS I:  Net asset value and offering price per share       $   1.00       $     1.00       $     1.00
                                                                        --------       ----------       ----------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization        279,414        2,805,460        1,067,212
                                                                        --------       ----------       ----------
                                                       Net Assets       $279,393       $2,805,101       $1,067,153
                                                                        --------       ----------       ----------
           CLASS A:                     Net asset value per share       $   1.00       $     1.00       $     1.00
                                                                        --------       ----------       ----------
                                        Offering price per share*       $   1.00       $     1.00       $     1.00
                                                                        --------       ----------       ----------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization        207,922        1,169,354          219,732
                                                                        --------       ----------       ----------
                                                       Net Assets       $207,943       $1,169,249       $  219,625
                                                                        --------       ----------       ----------
           CLASS C:  Net asset value and offering price per share             --               --               --
                                                                        --------       ----------       ----------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization             --               --               --
                                                                        --------       ----------       ----------
                                                       Net Assets             --               --               --
                                                                        --------       ----------       ----------
           EXCHANGE SHARES:          Net asset value and offering
                                                  price per share             --       $     1.00               --
                                                                        --------       ----------       ----------
                       Shares of beneficial interest outstanding,
                                          unlimited authorization             --          362,626               --
                                                                        --------       ----------       ----------
                                                       Net Assets             --       $  362,476               --
                                                                        --------       ----------       ----------
  +   Investment securities at cost .............................       $487,655       $4,348,703       $1,296,032
  @   Market value of securities on loan ........................             --               --               --
  (1) Amount is less than $1,000.
  *   Maximum offering price per share represents NAV/(1-4.75%) for Fixed Income Funds.
  ^   Investment securities at value (reported in 000's) includes repurchase agreements totaling $239,248 and $556,523, for the
      Government Money Market Fund and Money Market Fund, respectively.

                      See Notes to Financial Statements

                                   88 and 89

                         PHOENIX INSIGHT FUNDS TRUST
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2007

(Reported in thousands)


                                                                                             EQUITY FUNDS
                                                                    -------------------------------------------------------------
                                                                                                                        SMALL-CAP
                                                                    BALANCED   CORE EQUITY     EMERGING      INDEX       GROWTH
                                                                      FUND         FUND      MARKETS FUND     FUND        FUND
                                                                    --------   -----------   ------------   -------     ---------
INVESTMENT INCOME
  Dividends                                                          $   878      $ 2,707       $ 6,525     $ 1,226        $ 116
  Interest                                                             1,709          105           164         145           16
  Security lending                                                         5            4            10           2            7
  Foreign tax withheld                                                    (6)         (13)         (964)         --           --
                                                                     -------      -------       -------     -------        -----
    Total investment income                                            2,586        2,803         5,735       1,373          139
                                                                     -------      -------       -------     -------        -----
EXPENSES
  Investment advisory fee                                                437        1,076         2,249         134          207
  Service fees, Class A                                                   32           27            20          43            1
  Distribution and service fees, Class C                                   4            2             3          --            1
  Distribution and service fees, Class I                                  37           71           108          25           14
  Administration fee                                                      73          129           190          56           23
  Transfer agent                                                          33           63            77          44            9
  Custodian                                                               30           22           347          42           13
  Printing                                                                 2            4             7           1           --(1)
  Professional                                                            39           37            50          33           34
  Registration                                                            42           42            37          24           35
  Trustees                                                                 7           13            19           6            2
  Miscellaneous                                                           12           18            30          13            5
                                                                     -------      -------       -------     -------        -----
    Total expenses                                                       748        1,504         3,137         421          344
  Less expenses reimbursed by investment adviser and distributor         (37)         (71)         (108)        (25)         (25)
                                                                     -------      -------       -------     -------        -----
    Net expenses                                                         711        1,433         3,029         396          319
                                                                     -------      -------       -------     -------        -----
    NET INVESTMENT INCOME (LOSS)                                       1,875        1,370         2,706         977         (180)
                                                                     -------      -------       -------     -------        -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                              6,094       13,209        66,157       4,423          168
  Net realized gain (loss) on foreign currency transactions               --           --        (1,820)         --           --
  Net realized gain (loss) on futures                                     --           --            --         (16)          --
  Net change in unrealized appreciation (depreciation)
    on investments*                                                   (2,499)      (3,918)        2,261      (1,808)        (231)
  Net change in unrealized appreciation (depreciation) on
    foreign currency translations                                         --           --           204          --           --
  Net change in unrealized appreciation (depreciation) on futures         --           --            --          14           --
                                                                     -------      -------       -------     -------        -----
NET GAIN (LOSS) ON INVESTMENTS                                         3,595        9,291        66,802       2,613          (63)
                                                                     -------      -------       -------     -------        -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ 5,470      $10,661       $69,508     $ 3,590        $(243)
                                                                     =======      =======       =======     =======        =====
  (1) Amount is less than $1,000.
  *   Net of foreign taxes on unrealized capital gains of $1,099 for Emerging Markets Fund.



                                                                                   EQUITY FUNDS
                                                                      ---------------------------------------
                                                                       SMALL-CAP       SMALL-CAP      VALUE
                                                                      OPPORTUNITY        VALUE        EQUITY
                                                                         FUND             FUND         FUND
                                                                      -----------      ---------     -------
INVESTMENT INCOME
  Dividends                                                             $  3,103       $  3,756     $ 5,995
  Interest                                                                   193            143         222
  Security lending                                                            77             18           5
  Foreign tax withheld                                                        --             --         (31)
                                                                        --------       --------     -------
    Total investment income                                                3,373          3,917       6,191
                                                                        --------       --------     -------
EXPENSES
  Investment advisory fee                                                  2,421          1,879       2,168
  Service fees, Class A                                                      169            160          60
  Distribution and service fees, Class C                                       4              2           3
  Distribution and service fees, Class I                                     127            102         143
  Administration fee                                                         270            225         259
  Transfer agent                                                             256            220         101
  Custodian                                                                  101            100          26
  Printing                                                                     6              7           7
  Professional                                                                39             39          39
  Registration                                                                48             38          23
  Trustees                                                                    31             25          26
  Miscellaneous                                                               44             37          37
                                                                        --------       --------     -------
    Total expenses                                                         3,516          2,834       2,892
  Less expenses reimbursed by investment adviser and distributor            (127)          (102)       (143)
                                                                        --------       --------     -------
    Net expenses                                                           3,389          2,732       2,749
                                                                        --------       --------     -------
    NET INVESTMENT INCOME (LOSS)                                             (16)         1,185       3,442
                                                                        --------       --------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                 56,603         30,968      44,023
  Net realized gain (loss) on foreign currency transactions                   --             --          --
  Net realized gain (loss) on futures                                         --             --          --
  Net change in unrealized appreciation (depreciation)
    on investments*                                                      (77,190)       (47,738)    (18,249)
  Net change in unrealized appreciation (depreciation) on
    foreign currency translations                                             --             --          --
  Net change in unrealized appreciation (depreciation) on futures             --             --          --
                                                                        --------       --------     -------
NET GAIN (LOSS) ON INVESTMENTS                                           (20,587)       (16,770)     25,774
                                                                        --------       --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $(20,603)      $(15,582)    $29,216
                                                                        ========       ========     =======
  (1) Amount is less than $1,000.
  *   Net of foreign taxes on unrealized capital gains of $1,099 for Emerging Markets Fund.

                        See Notes to Financial Statements

                                   90 and 91

                           PHOENIX INSIGHT FUNDS TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007

(Reported in thousands)


                                                                                         FIXED INCOME FUNDS
                                                                   ----------------------------------------------------------------
                                                                                                    INTERMEDIATE       INTERMEDIATE
                                                                                     HIGH YIELD      GOVERNMENT         TAX-EXEMPT
                                                                   BOND FUND          BOND FUND       BOND FUND          BOND FUND
                                                                   ---------         ----------      ----------        ------------
INVESTMENT INCOME
  Interest ......................................................    $9,537            $4,977           $1,112             $8,922
  Dividends .....................................................        25                --               --                 --
  Security lending ..............................................        62                21                5                 --
                                                                     ------            ------           ------             ------
    Total investment income .....................................     9,624             4,998            1,117              8,922
                                                                     ------            ------           ------             ------
EXPENSES
  Investment advisory fee .......................................       834               283              101                870
  Service fees, Class A .........................................         4                14               11                 43
  Distribution and service fees, Class C ........................         1                 1               --                  2
  Distribution and service fees, Class I ........................        82                29                9                 88
  Distribution and service fees, Exchange Shares ................        --                --               --                 --
  Administration fee ............................................       140                52               19                161
  Transfer agent ................................................        45                15                6                 62
  Custodian .....................................................        27                18                7                 13
  Printing ......................................................         5                 2               --(1)               4
  Professional ..................................................        36                41               33                 36
  Registration ..................................................        43                39               29                 42
  Trustees ......................................................        13                 6                2                 17
  Miscellaneous .................................................        20                 9                4                 23
                                                                     ------            ------           ------             ------
    Total expenses ..............................................     1,250               509              221              1,361
  Less expenses reimbursed by investment adviser and/or distributor    (244)              (29)             (97)              (156)
                                                                     ------            ------           ------             ------
    Net expenses ................................................     1,006               480              124              1,205
                                                                     ------            ------           ------             ------
    NET INVESTMENT INCOME (LOSS) ................................     8,618             4,518              993              7,717
                                                                     ------            ------           ------             ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .......................       194               486              (14)             1,472
  Net change in unrealized appreciation (depreciation)
    on investments ..............................................    (3,673)           (3,058)             524             (2,908)
                                                                     ------            ------           ------             ------
NET GAIN (LOSS) ON INVESTMENTS ..................................    (3,479)           (2,572)             510             (1,436)
                                                                     ------            ------           ------             ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .    $5,139            $1,946           $1,503             $6,281
                                                                     ======            ======           ======             ======
  (1) Amount is less than $1,000.
  (2) The amount includes distribution fees.



                                                                             FIXED INCOME FUNDS
                                                                    ----------------------------------

                                                                    SHORT/INTERMEDIATE     TAX-EXEMPT
                                                                         BOND FUND          BOND FUND
                                                                    -------------------     ----------
INVESTMENT INCOME
  Interest ......................................................        $11,597             $ 6,982
  Dividends .....................................................             --                  --
  Security lending ..............................................             22                  --
                                                                         -------             -------
    Total investment income .....................................         11,619               6,982
                                                                         -------             -------
EXPENSES
  Investment advisory fee .......................................          1,279                 653
  Service fees, Class A .........................................             13                 178
  Distribution and service fees, Class C ........................              2                   2
  Distribution and service fees, Class I ........................            114                  37
  Distribution and service fees, Exchange Shares ................             --                  --
  Administration fee ............................................            194                 121
  Transfer agent ................................................             64                  86
  Custodian .....................................................             19                  14
  Printing ......................................................              4                   5
  Professional ..................................................             37                  33
  Registration ..................................................             27                  37
  Trustees ......................................................             20                  12
  Miscellaneous .................................................             28                  19
                                                                         -------             -------
    Total expenses ..............................................          1,801               1,197
  Less expenses reimbursed by investment adviser and/or distributor         (159)               (146)
                                                                         -------             -------
    Net expenses ................................................          1,642               1,051
                                                                         -------             -------
    NET INVESTMENT INCOME (LOSS) ................................          9,977               5,931
                                                                         -------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .......................         (1,034)                656
  Net change in unrealized appreciation (depreciation)
    on investments ..............................................          1,409              (2,116)
                                                                         -------             -------
NET GAIN (LOSS) ON INVESTMENTS ..................................            375              (1,460)
                                                                         -------             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .        $10,352             $ 4,471
                                                                         =======             =======
  (1) Amount is less than $1,000.
  (2) The amount includes distribution fees.



                                                                                  MONEY MARKET FUNDS
                                                                    ---------------------------------------------------

                                                                       GOVERNMENT      MONEY MARKET     TAX-EXEMPT
                                                                    MONEY MARKET FUND      FUND       MONEY MARKET FUND
                                                                    ----------------- -------------  -----------------
INVESTMENT INCOME
  Interest ......................................................       $23,848         $240,904         $41,807
  Dividends .....................................................            --               --              --
  Security lending ..............................................            --               --              --
                                                                        -------         --------         -------
    Total investment income .....................................        23,848          240,904          41,807
                                                                        -------         --------         -------
EXPENSES
  Investment advisory fee .......................................           505            4,555           1,187
  Service fees, Class A .........................................           756(2)         3,474(2)          815(2)
  Distribution and service fees, Class C ........................            --               --              --
  Distribution and service fees, Class I ........................           125            1,521             457
  Distribution and service fees, Exchange Shares ................            --              241              --
  Administration fee ............................................           164            1,613             402
  Transfer agent ................................................            87              870             217
  Custodian .....................................................            30              209              60
  Printing ......................................................             5              137              23
  Professional ..................................................            36              112              45
  Registration ..................................................             4               --              --
  Trustees ......................................................            41              355             100
  Miscellaneous .................................................            --              609              89
                                                                        -------         --------         -------
    Total expenses ..............................................         1,753           13,696           3,395
  Less expenses reimbursed by investment adviser and/or distributor        (125)          (2,095)           (457)
                                                                        -------         --------         -------
    Net expenses ................................................         1,628           11,601           2,938
                                                                        -------         --------         -------
    NET INVESTMENT INCOME (LOSS) ................................        22,220          229,303          38,869
                                                                        -------         --------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .......................            (4)               6              25
  Net change in unrealized appreciation (depreciation)
    on investments ..............................................            --               --              --
                                                                        -------         --------         -------
NET GAIN (LOSS) ON INVESTMENTS ..................................            (4)               6              25
                                                                        -------         --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .       $22,216         $229,309         $38,894
                                                                        =======         ========         =======
  (1) Amount is less than $1,000.
  (2) The amount includes distribution fees.

                        See Notes to Financial Statements

                                   92 and 93

                           PHOENIX INSIGHT FUNDS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)


                                                                                     EQUITY FUNDS
                                                     ------------------------------------------------------------------------------
                                                                 BALANCED FUND                       CORE EQUITY FUND
                                                     ------------------------------------   ---------------------------------------
                                                         YEAR ENDED        YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                      DECEMBER 31, 2007 DECEMBER 31, 2006   DECEMBER 31, 2007     DECEMBER 31, 2006
                                                     ------------------ -----------------   -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................     $ 1,875           $ 1,852              $ 1,370               $  1,104
Non-recurring payment from former administrator
  (See Note 3) ......................................          --                96                   --                    382
Net realized gain (loss)                                    6,094             3,837               13,209                 13,965
Net change in unrealized appreciation (depreciation)       (2,499)            1,667               (3,918)                 4,565
                                                          -------           -------             --------               --------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................       5,470             7,452               10,661                 20,016
                                                          -------           -------             --------               --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................      (1,635)           (1,670)              (1,306)                (1,378)
Net investment income, Class A ......................        (248)             (174)                 (77)                   (46)
Net investment income, Class C ......................          (5)               (1)                  --(1)                  --(1)
Net investment income, Class N(2) ...................          --              (102)                  --                    (46)
Net realized short-term gains, Class I ..............        (633)              (23)                (128)                  (458)
Net realized short-term gains, Class A ..............        (107)               (1)                 (10)                   (37)
Net realized short-term gains, Class C ..............          (3)               --                   --(1)                  (1)
Net realized short-term gains, Class N(2) ...........          --                (3)                  --                     --
Net realized long-term gains, Class I ...............      (5,430)           (3,395)             (13,317)               (12,727)
Net realized long-term gains, Class A ...............        (921)             (471)              (1,073)                  (799)
Net realized long-term gains, Class C ...............         (26)               (9)                 (26)                   (11)
Net realized long-term gains, Class N(2) ............          --              (113)                  --                   (214)
                                                          -------           -------             --------               --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ......................................      (9,008)           (5,962)             (15,937)               (15,717)
                                                          -------           -------             --------               --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................        (122)            1,881              (17,089)                 6,578
Change in net assets from share transactions,
  Class A ...........................................        (442)            9,143               (1,097)                10,154
Change in net assets from share transactions,
  Class C ...........................................          80               249                   94                    169
Change in net assets from share transactions,
  Class N(2) ........................................          --            (7,480)                  --                 (6,350)
                                                          -------           -------             --------               --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................        (484)            3,793              (18,092)                10,551
Redemption fees .....................................          --                 3                   --                      8
                                                          -------           -------             --------               --------
NET INCREASE (DECREASE) IN NET ASSETS ...............      (4,022)            5,286              (23,368)                14,858

NET ASSETS
Beginning of period .................................      87,592            82,306              158,212                143,354
                                                          -------           -------             --------               --------
End of period .......................................     $83,570           $87,592             $134,844               $158,212
                                                          =======           =======             ========               ========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT
  INCOME / (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME) ................................     $    (1)          $    12             $      3               $     16

  (1) Amount is less than $1,000.
  (2) Effective June 26, 2006, Class N Shares were converted to Class A Shares.
  *   Net of foreign taxes on unrealized capital gains of $1,099.



                                                                                       EQUITY FUNDS
                                                     -------------------------------------------------------------------------------
                                                              EMERGING MARKETS FUND                           INDEX FUND
                                                     -------------------------------------   ---------------------------------------
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                     DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007     DECEMBER 31, 2006
                                                     -----------------   -----------------   -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................     $  2,706           $  4,295            $   977               $ 1,217
Non-recurring payment from former administrator
  (See Note 3) ......................................           --                180                 --                   892
Net realized gain (loss) ............................       64,337            128,943              4,407                 1,864
Net change in unrealized appreciation (depreciation)         2,465*           (66,863)            (1,794)                8,264
                                                          --------           --------            -------               -------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................       69,508             66,555              3,590                12,237
                                                          --------           --------            -------               -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................       (1,345)            (4,184)              (741)               (1,801)
Net investment income, Class A ......................          (29)               (63)              (227)                  (86)
Net investment income, Class C ......................           (1)                (1)                --                    --
Net investment income, Class N(2) ...................           --                (32)                --                  (273)
Net realized short-term gains, Class I ..............      (19,294)            (5,014)              (246)                 (356)
Net realized short-term gains, Class A ..............       (1,048)              (100)              (103)                  (31)
Net realized short-term gains, Class C ..............          (35)                (2)                --                    --
Net realized short-term gains, Class N(2) ...........           --                (33)                --                   (47)
Net realized long-term gains, Class I ...............      (77,220)           (56,176)            (2,964)               (1,036)
Net realized long-term gains, Class A ...............       (3,096)            (1,367)            (1,234)                 (210)
Net realized long-term gains, Class C ...............         (112)               (32)                --                    --
Net realized long-term gains, Class N(2) ............           --               (206)                --                   (32)
                                                          --------           --------            -------               -------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ......................................     (102,180)           (67,210)            (5,515)               (3,872)
                                                          --------           --------            -------               -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................      (12,244)           (86,118)           (18,355)              (23,336)
Change in net assets from share transactions,
  Class A ...........................................        5,785              6,094              2,840                13,103
Change in net assets from share transactions,
  Class C ...........................................          253                186                 --                    --
Change in net assets from share transactions,
  Class N(2) ........................................           --             (4,619)                --               (14,869)
                                                          --------           --------            -------               -------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................       (6,206)           (84,457)           (15,515)              (25,102)
Redemption fees .....................................           --                  3                 --                     1
                                                          --------           --------            -------               -------
NET INCREASE (DECREASE) IN NET ASSETS ...............      (38,878)           (85,109)           (17,440)              (16,736)

NET ASSETS
Beginning of period .................................      250,064            335,173             74,390                91,126
                                                          --------           --------            -------               -------
End of period .......................................     $211,186           $250,064            $56,950               $74,390
                                                          ========           ========            =======               =======
END OF PERIOD UNDISTRIBUTED NET INVESTMENT
  INCOME / (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME) ................................     $   (134)          $ (1,114)           $     9               $    --(1)

  (1) Amount is less than $1,000.
  (2) Effective June 26, 2006, Class N Shares were converted to Class A Shares.
  *   Net of foreign taxes on unrealized capital gains of $1,099.



                                                                                       EQUITY FUNDS
                                                     -------------------------------------------------------------------------------
                                                              SMALL-CAP GROWTH FUND                   SMALL-CAP OPPORTUNITY FUND
                                                     -------------------------------------   ---------------------------------------
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                     DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007     DECEMBER 31, 2006
                                                     -----------------   -----------------   -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................     $  (180)            $  (139)            $    (16)            $   (179)
Non-recurring payment from former administrator
  (See Note 3) ......................................          --                   8                   --                  969
Net realized gain (loss) ............................         168               1,937               56,603               79,281
Net change in unrealized appreciation (depreciation)         (231)                951              (77,190)             (32,410)
                                                          -------             -------             --------             --------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................        (243)              2,757              (20,603)              47,661
                                                          -------             -------             --------             --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................          --                  (8)                 (30)                (644)
Net investment income, Class A ......................          --                  --                   (8)                 (15)
Net investment income, Class C ......................          --                  --                   --                   --
Net investment income, Class N(2) ...................          --                  --                   --                 (173)
Net realized short-term gains, Class I ..............         (71)               (345)              (1,430)              (6,702)
Net realized short-term gains, Class A ..............          (1)                 (2)                (575)                (172)
Net realized short-term gains, Class C ..............          --(1)               (2)                  (7)                  --
Net realized short-term gains, Class N(2) ...........          --                  --                   --               (1,431)
Net realized long-term gains, Class I ...............        (899)             (1,379)             (40,589)             (64,845)
Net realized long-term gains, Class A ...............         (14)                 (6)             (14,542)             (11,450)
Net realized long-term gains, Class C ...............          (5)                 (6)                (149)                 (31)
Net realized long-term gains, Class N(2) ............          --                  --                   --               (3,153)
                                                          -------             -------             --------             --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ......................................        (990)             (1,748)             (57,330)             (88,616)
                                                          -------             -------             --------             --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................        (710)              5,804             (230,481)             (47,288)
Change in net assets from share transactions,
  Class A ...........................................         336                 128              (16,391)              79,603
Change in net assets from share transactions,
  Class C ...........................................          11                 135                  596                  270
Change in net assets from share transactions,
  Class N(2) ........................................          --                  --                   --             (105,559)
                                                          -------             -------             --------             --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................        (363)              6,067             (246,276)             (72,974)
Redemption fees .....................................          --                  --                   --                   11
                                                          -------             -------             --------             --------
NET INCREASE (DECREASE) IN NET ASSETS ...............      (1,596)              7,076             (324,209)            (113,918)

NET ASSETS
Beginning of period .................................      27,702              20,626              486,811              600,729
                                                          -------             -------             --------             --------
End of period .......................................     $26,106             $27,702             $162,602             $486,811
                                                          =======             =======             ========             ========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT
  INCOME / (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME) ................................     $    --(1)          $    --(1)          $    (77)            $     --(1)

  (1) Amount is less than $1,000.
  (2) Effective June 26, 2006, Class N Shares were converted to Class A Shares.
  *   Net of foreign taxes on unrealized capital gains of $1,099.

                        See Notes to Financial Statements

                                   94 and 95

                           PHOENIX INSIGHT FUNDS TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                       EQUITY FUNDS
                                                   ---------------------------------------------------------------------------------
                                                            SMALL-CAP VALUE FUND                        VALUE EQUITY FUND
                                                   ---------------------------------------   ---------------------------------------
                                                      YEAR ENDED            YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31, 2007     DECEMBER 31, 2006   DECEMBER 31, 2007     DECEMBER 31, 2006
                                                   -----------------     -----------------   -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................   $  1,185            $    726             $  3,442             $  2,804
Non-recurring payment from former administrator
  (See Note 3) ......................................         --                 519                   --                  723
Net realized gain (loss) ............................     30,968              70,730               44,023               26,064
Net change in unrealized appreciation (depreciation)     (47,738)            (30,397)             (18,249)              14,494
                                                        --------            --------             --------             --------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................    (15,585)             41,578               29,216               44,085
                                                        --------            --------             --------             --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................       (621)             (1,172)              (3,277)              (3,252)
Net investment income, Class A ......................        (94)                (63)                (211)                (137)
Net investment income, Class C ......................         --                  --                   --(1)                --(1)
Net investment income, Class N(2) ...................         --                (186)                  --                 (122)
Net realized short-term gains, Class I ..............     (5,832)             (1,557)              (4,191)                  --
Net realized short-term gains, Class A ..............     (1,917)                (52)                (336)                  --
Net realized short-term gains, Class C ..............        (11)                 --                   (5)                  --
Net realized short-term gains, Class N(2) ...........         --                (610)                  --                   --
Net realized long-term gains, Class I ...............    (28,623)            (49,527)             (31,461)             (22,833)
Net realized long-term gains, Class A ...............     (9,277)            (10,604)              (2,532)              (1,769)
Net realized long-term gains, Class C ...............        (48)                (20)                 (38)                 (12)
Net realized long-term gains, Class N(2) ............         --              (4,574)                  --                 (322)
                                                        --------            --------             --------             --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ......................................    (46,423)            (68,365)             (42,051)             (28,447)
                                                        --------            --------             --------             --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................   (158,293)            (17,710)               5,521                2,687
Change in net assets from share transactions,
  Class A ...........................................    (32,880)             72,408               (2,598)              22,178
Change in net assets from share transactions,
  Class C ...........................................        162                 175                  543                  171
Change in net assets from share transactions,
  Class N(2) ........................................         --            (103,349)                  --              (16,486)
                                                        --------            --------             --------             --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................   (191,011)            (48,476)               3,466                8,550
Redemption fees .....................................         --                  12                   --                   18
                                                        --------            --------             --------             --------
NET INCREASE (DECREASE) IN NET ASSETS ...............   (253,019)            (75,251)              (9,369)              24,206


NET ASSETS
Beginning of period .................................    381,555             456,806              304,816              280,610
                                                        --------            --------             --------             --------
End of period .......................................   $128,536            $381,555             $295,447             $304,816
                                                        ========            ========             ========             ========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT
  INCOME / (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME) ................................   $     (2)           $     --(1)          $     (2)            $     44

  (1) Amount is less than $1,000.
  (2) Effective June 26, 2006, Class N Shares were converted to Class A Shares.



                                                                                      FIXED INCOME FUNDS
                                                     -------------------------------------------------------------------------------
                                                                     BOND FUND                            HIGH YIELD BOND FUND
                                                     -------------------------------------   ---------------------------------------
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                     DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007     DECEMBER 31, 2006
                                                     -----------------   -----------------   -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................     $  8,618           $  8,938             $ 4,518               $ 5,091
Non-recurring payment from former administrator
  (See Note 3) ......................................           --                338                  --                    78
Net realized gain (loss) ............................          194             (4,556)                486                (2,097)
Net change in unrealized appreciation (depreciation)        (3,673)             1,855              (3,058)                1,968
                                                          --------           --------             -------               -------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................        5,139              6,575               1,946                 5,040
                                                          --------           --------             -------               -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................       (8,531)            (9,144)             (4,115)               (5,102)
Net investment income, Class A ......................          (78)               (69)               (394)                  (51)
Net investment income, Class C ......................           (5)                (2)                 (9)                   (4)
Net investment income, Class N(2) ...................           --                (66)                 --                   (12)
Net realized short-term gains, Class I ..............           --                 --                  --                    --
Net realized short-term gains, Class A ..............           --                 --                  --                    --
Net realized short-term gains, Class C ..............           --                 --                  --                    --
Net realized short-term gains, Class N(2) ...........           --                 --                  --                    --
Net realized long-term gains, Class I ...............           --                 --                  --                    --
Net realized long-term gains, Class A ...............           --                 --                  --                    --
Net realized long-term gains, Class C ...............           --                 --                  --                    --
Net realized long-term gains, Class N(2) ............           --                 --                  --                    --
                                                          --------           --------             -------               -------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ......................................       (8,614)            (9,281)             (4,518)               (5,169)
                                                          --------           --------             -------               -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................      (31,525)              (223)            (18,434)               (5,872)
Change in net assets from share transactions,
  Class A ...........................................         (806)             1,249                   8                 5,194
Change in net assets from share transactions,
  Class C ...........................................          169                102                   7                   134
Change in net assets from share transactions,
  Class N(2) ........................................           --             (2,656)                 --                  (386)
                                                          --------           --------             -------               -------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................      (32,162)            (1,528)            (18,419)                 (930)
Redemption fees .....................................           --                 10                  --                    --
                                                          --------           --------             -------               -------
NET INCREASE (DECREASE) IN NET ASSETS ...............      (35,637)            (4,224)            (20,991)               (1,059)


NET ASSETS
Beginning of period .................................      181,095            185,319              74,479                75,538
                                                          --------           --------             -------               -------
End of period .......................................     $145,458           $181,095             $53,488               $74,479
                                                          ========           ========             =======               =======
END OF PERIOD UNDISTRIBUTED NET INVESTMENT
  INCOME / (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME) ................................     $     (1)          $     --(1)          $    68               $    55

  (1) Amount is less than $1,000.
  (2) Effective June 26, 2006, Class N Shares were converted to Class A Shares.



                                                                                  FIXED INCOME FUNDS
                                                     ------------------------------------------------------------------------------
                                                       INTERMEDIATE GOVERNMENT BOND FUND        INTERMEDIATE TAX-EXEMPT BOND FUND
                                                     ------------------------------------   ---------------------------------------
                                                        YEAR ENDED         YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                     DECEMBER 31, 2007  DECEMBER 31, 2006   DECEMBER 31, 2007     DECEMBER 31, 2006
                                                     -----------------  -----------------   -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................    $   993             $ 1,144           $  7,717               $ 10,151
Non-recurring payment from former administrator
  (See Note 3) ......................................         --                 157                 --                    476
Net realized gain (loss) ............................        (14)                (77)             1,472                  4,916
Net change in unrealized appreciation (depreciation)         524                (126)            (2,908)                (5,271)
                                                         -------             -------           --------               --------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................      1,503               1,098              6,281                 10,272
                                                         -------             -------           --------               --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................       (806)               (995)            (7,060)                (9,876)
Net investment income, Class A ......................       (187)               (197)              (650)                  (425)
Net investment income, Class C ......................         --                  --                 (7)                    (2)
Net investment income, Class N(2) ...................         --                (110)                --                   (324)
Net realized short-term gains, Class I ..............         --                  --                (78)                    --
Net realized short-term gains, Class A ..............         --                  --                 (8)                    --
Net realized short-term gains, Class C ..............         --                  --                 --(1)                  --
Net realized short-term gains, Class N(2) ...........         --                  --                 --                     --
Net realized long-term gains, Class I ...............         --                  --             (1,268)                (4,036)
Net realized long-term gains, Class A ...............         --                  --               (125)                  (351)
Net realized long-term gains, Class C ...............         --                  --                 (2)                    (2)
Net realized long-term gains, Class N(2) ............         --                  --                 --                     --
                                                         -------             -------           --------               --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ......................................       (993)             (1,302)            (9,198)               (15,016)
                                                         -------             -------           --------               --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................     (1,958)               (104)           (41,876)               (21,544)
Change in net assets from share transactions,
  Class A ...........................................     (1,950)              3,575             (2,400)                16,525
Change in net assets from share transactions,
  Class C ...........................................         --                  --                306                    125
Change in net assets from share transactions,
  Class N(2) ........................................         --              (3,846)                --                (12,213)
                                                         -------             -------           --------               --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................     (3,908)               (375)           (43,970)               (17,107)
Redemption fees .....................................         --                   4                 --                      6
                                                         -------             -------           --------               --------
NET INCREASE (DECREASE) IN NET ASSETS ...............     (3,398)               (575)           (46,887)               (21,845)


NET ASSETS
Beginning of period .................................     26,088              26,663            221,796                243,641
                                                         -------             -------           --------               --------
End of period .......................................    $22,690             $26,088           $174,909               $221,796
                                                         =======             =======           ========               ========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT
  INCOME / (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME) ................................    $    --(1)          $    (1)          $     --(1)            $     --(1)

  (1) Amount is less than $1,000.
  (2) Effective June 26, 2006, Class N Shares were converted to Class A Shares.

                        See Notes to Financial Statements

                                   96 and 97

                           PHOENIX INSIGHT FUNDS TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)


                                                                                 FIXED INCOME FUNDS
                                                     ------------------------------------------------------------------------------
                                                        SHORT/INTERMEDIATE BOND FUND                  TAX-EXEMPT BOND FUND
                                                     -------------------------------------    -------------------------------------
                                                         YEAR ENDED         YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                     DECEMBER 31, 2007   DECEMBER 31, 2006    DECEMBER 31, 2007   DECEMBER 31, 2006
                                                     -----------------   -----------------    -----------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................     $  9,977           $ 10,599              $  5,931           $  5,062
Non-recurring payment from former administrator
  (See Note 3) ......................................           --                483                    --                286
Net realized gain (loss) ............................       (1,034)              (845)                  656              3,683
Net change in unrealized appreciation (depreciation)         1,409                550                (2,116)            (3,451)
                                                          --------           --------              --------           --------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................       10,352             10,787                 4,471              5,580
                                                          --------           --------              --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................       (9,767)           (10,761)               (3,110)            (3,589)
Net investment income, Class A ......................         (203)              (202)               (2,814)            (1,060)
Net investment income, Class C ......................           (7)                (2)                   (7)                (2)
Net investment income, Exchange Shares ..............           --                 --                    --                 --
Net investment income, Service Shares ...............           --                 --                    --                 --
Net investment income, Class N(1) ...................           --               (117)                   --               (697)
Net realized short-term gains, Class I ..............           --                 --                    --                 --
Net realized short-term gains, Class A ..............           --                 --                    --                 --
Net realized long-term gains, Class I ...............           --                 --                  (306)            (1,825)
Net realized long-term gains, Class A ...............           --                 --                  (266)            (1,779)
Net realized long-term gains, Class C ...............           --                 --                    (1)                (3)
Net realized long-term gains, Class N(1) ............           --                 --                    --                 --
                                                          --------           --------              --------           --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ...................................       (9,977)           (11,082)               (6,504)            (8,955)
                                                          --------           --------              --------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................      (30,770)           (11,951)               (8,261)             5,323
Change in net assets from share transactions,
  Class A ...........................................       (1,437)             2,169               (16,009)            73,875
Change in net assets from share transactions,
  Class C ...........................................          160                156                   562                189
Change in net assets from share transactions,
  Exchange Shares ...................................           --                 --                    --                 --
Change in net assets from share transactions,
  Service Shares(2) .................................           --                 --                    --                 --
Change in net assets from share transactions,
  Class N(1) ........................................           --             (5,447)                   --            (27,402)
                                                          --------           --------              --------           --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................      (32,047)           (15,073)              (23,708)            51,985
Redemption fees .....................................           --                  7                    --                  1
                                                          --------           --------              --------           --------
NET INCREASE (DECREASE) IN NET ASSETS ...............      (31,672)           (15,361)              (25,741)            48,611

NET ASSETS
Beginning of period .................................      251,188            266,549               156,119            107,508
                                                          --------           --------              --------           --------
End of period .......................................     $219,516           $251,188              $130,378           $156,119
                                                          ========           ========              ========           ========
End of period undistributed net investment
  income / (distributions in excess of net
  investment income) ................................     $     --(3)        $     --(3)           $     12           $     (1)

  (1) Effective June 26, 2006, Class N Shares were converted to Class A Shares.
  (2) Effective May 18, 2006, Service shares were converted to Class N Shares.
  (3) Amount is less than $1,000.



                                                                                 MONEY MARKET FUNDS
                                                     -------------------------------------------------------------------------------
                                                         GOVERNMENT MONEY MARKET FUND                   MONEY MARKET FUND
                                                     -------------------------------------   --------------------------------------
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007    DECEMBER 31, 2006
                                                     -----------------   -----------------   -----------------    -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................    $ 22,220          $    24,406           $  229,303          $  238,535
Non-recurring payment from former administrator
  (See Note 3) ......................................          --                  370                   --               1,900
Net realized gain (loss) ............................          (4)                  81                    6                   2
Net change in unrealized appreciation (depreciation)           --                   --                   --                  --
                                                         --------          -----------           ----------          ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................      22,216               24,857              229,309             240,437
                                                         --------          -----------           ----------          ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................     (12,319)             (12,500)            (156,866)           (149,131)
Net investment income, Class A ......................      (9,897)              (5,183)             (47,606)            (20,678)
Net investment income, Class C ......................          --                   --                   --                  --
Net investment income, Exchange Shares ..............          --                   --              (24,831)            (47,599)
Net investment income, Service Shares ...............          --               (2,256)                  --              (4,099)
Net investment income, Class N(1) ...................          --               (4,837)                  --             (18,928)
Net realized short-term gains, Class I ..............         (43)                  --                   --                  --
Net realized short-term gains, Class A ..............         (37)                  --                   --                  --
Net realized long-term gains, Class I ...............          --                   --                   --                  --
Net realized long-term gains, Class A ...............          --                   --                   --                  --
Net realized long-term gains, Class C ...............          --                   --                   --                  --
Net realized long-term gains, Class N(1) ............          --                   --                   --                  --
                                                         --------          -----------           ----------          ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ...................................     (22,296)             (24,776)            (229,303)           (240,435)
                                                         --------          -----------           ----------          ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................     (33,091)              97,385              367,230          (1,286,353)
Change in net assets from share transactions,
  Class A ...........................................     (30,275)             238,247              288,395             880,850
Change in net assets from share transactions,
  Class C ...........................................          --                   --                   --                  --
Change in net assets from share transactions,
  Exchange Shares ...................................          --                   --              (78,136)           (968,968)
Change in net assets from share transactions,
  Service Shares(2) .................................          --           (1,111,241)                  --          (1,793,046)
Change in net assets from share transactions,
  Class N(1) ........................................          --             (262,558)                  --            (920,792)
                                                         --------          -----------           ----------          ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................     (63,366)          (1,038,167)             577,489          (4,088,309)
Redemption fees .....................................          --                   --                   --                  --
                                                         --------          -----------           ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS ...............     (63,446)          (1,038,086)             577,495          (4,088,307)

NET ASSETS
Beginning of period .................................     550,782            1,588,868            3,759,331           7,847,638
                                                         --------          -----------           ----------          ----------
End of period .......................................    $487,336          $   550,782           $4,336,826          $3,759,331
                                                         ========          ===========           ==========          ==========
End of period undistributed net investment
  income / (distributions in excess of net
  investment income) ................................    $      4          $        --(3)        $       --(3)       $       --(3)



                                                                 MONEY MARKET FUNDS
                                                     ------------------------------------------
                                                           TAX-EXEMPT MONEY MARKET FUND
                                                     ---------------------------------------
                                                        YEAR ENDED            YEAR ENDED
                                                     DECEMBER 31, 2007     DECEMBER 31, 2006
                                                     -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................   $   38,869            $   41,214
Non-recurring payment from former administrator
  (See Note 3) ......................................           --                 1,609
Net realized gain (loss) ............................           25                    11
Net change in unrealized appreciation (depreciation)            --                    --
                                                        ----------            ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................       38,894                42,834
                                                        ----------            ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I ......................      (31,633)              (35,382)
Net investment income, Class A ......................       (7,236)               (3,733)
Net investment income, Class C ......................           --                    --
Net investment income, Exchange Shares ..............           --                    --
Net investment income, Service Shares ...............           --                  (201)
Net investment income, Class N(1) ...................           --                (3,507)
Net realized short-term gains, Class I ..............           --                    --
Net realized short-term gains, Class A ..............           --                    --
Net realized long-term gains, Class I ...............           --                    --
Net realized long-term gains, Class A ...............           --                    --
Net realized long-term gains, Class C ...............           --                    --
Net realized long-term gains, Class N(1) ............           --                    --
                                                        ----------            ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ...................................      (38,869)              (42,823)
                                                        ----------            ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class I ...........................................      (12,612)               44,550
Change in net assets from share transactions,
  Class A ...........................................        1,958               217,740
Change in net assets from share transactions,
  Class C ...........................................           --                    --
Change in net assets from share transactions,
  Exchange Shares ...................................           --                    --
Change in net assets from share transactions,
  Service Shares(2) .................................           --              (147,970)
Change in net assets from share transactions,
  Class N(1) ........................................           --              (257,851)
                                                        ----------            ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ................................      (10,654)             (143,531)
Redemption fees .....................................           --                    --
                                                        ----------            ----------
NET INCREASE (DECREASE) IN NET ASSETS ...............      (10,629)             (143,520)

NET ASSETS
Beginning of period .................................    1,297,407             1,440,927
                                                        ----------            ----------
End of period .......................................   $1,286,778            $1,297,407
                                                        ==========            ==========
End of period undistributed net investment
  income / (distributions in excess of net
  investment income) ................................   $       --(3)         $       --(3)

                        See Notes to Financial Statements

                                   98 and 99

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                             NET                      NON-RECURRING           NET
                            ASSET                         PAYMENT         REALIZED AND       TOTAL      DIVIDENDS   DISTRIBUTIONS
                            VALUE          NET             FROM            UNREALIZED        FROM       FROM NET      FROM NET
                          BEGINNING    INVESTMENT         FORMER           GAIN/(LOSS)    INVESTMENT   INVESTMENT     REALIZED
                          OF PERIOD   INCOME (LOSS)   ADMINISTRATOR(9)   ON INVESTMENTS   OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
CLASS I
12/31/07                    $15.00        0.338                --             0.625          0.963       (0.345)      (1.318)
12/31/06                     14.72        0.329(8)          0.017             0.990          1.336       (0.329)      (0.711)
12/31/05                     14.99        0.296                --             0.812          1.108       (0.295)      (1.083)
12/31/04                     13.50        0.272                --             1.504          1.776       (0.272)      (0.014)
12/31/03                     11.54        0.251                --             1.958          2.209       (0.249)          --

CLASS A
12/31/07                    $14.96        0.298                --             0.626          0.924       (0.306)      (1.318)
12/31/06                     14.69        0.288(8)          0.016             0.988          1.292       (0.295)      (0.711)
12/31/05                     14.97        0.269                --             0.793          1.062       (0.259)      (1.083)
12/31/04                     13.49        0.242                --             1.496          1.738       (0.244)      (0.014)
12/31/03                     11.53        0.230                --             1.950          2.180       (0.220)          --

CLASS C
12/31/07                    $14.96        0.183                --             0.625          0.808       (0.190)      (1.318)
06/26/06(3) to 12/31/06      14.24        0.080(8)             --             1.244          1.324       (0.085)      (0.519)

----------------
CORE EQUITY FUND
----------------
CLASS I
12/31/07                    $21.85        0.205                --             1.321          1.526       (0.219)      (2.317)
12/31/06                     21.19        0.163(8)          0.055             2.704          2.922       (0.159)      (2.049)
12/31/05                     21.91        0.117                --             1.837          1.954       (0.123)      (2.551)
12/31/04                     20.44        0.144                --             2.544          2.688       (0.134)      (1.084)
12/31/03                     15.73        0.083                --             4.710          4.793       (0.083)          --

Class A
12/31/07                    $21.53        0.148                --             1.312          1.460       (0.163)      (2.317)
12/31/06                     20.91        0.110(8)          0.054             2.663          2.827       (0.104)      (2.049)
12/31/05                     21.66        0.070                --             1.803          1.873       (0.072)      (2.551)
12/31/04                     20.24        0.078                --             2.521          2.599       (0.095)      (1.084)
12/31/03                     15.57        0.035                --             4.671          4.706       (0.036)          --

Class C
12/31/07                    $21.49       (0.021)               --             1.307          1.286       (0.019)      (2.317)
06/26/06(3) to 12/31/06      20.46       (0.022)(8)            --             2.633          2.611       (0.024)      (1.557)

---------------------
EMERGING MARKETS FUND
---------------------
CLASS I
12/31/07                    $12.34        0.145                --             3.624          3.769       (0.088)      (5.941)
12/31/06                     12.43        0.202(8)          0.007             3.324          3.533       (0.221)      (3.395)
12/31/05                     11.01        0.145                --             3.151          3.296       (0.112)      (1.764)
12/31/04                     10.03        0.106                --             1.843          1.949       (0.110)      (0.860)
12/31/03                      6.66        0.046                --             3.355          3.401       (0.033)          --

CLASS A
12/31/07                    $12.14        0.088                --             3.573          3.661       (0.060)      (5.941)
12/31/06                     12.27        0.078(8)          0.007             3.362          3.447       (0.175)      (3.395)
12/31/05                     10.88        0.103                --             3.137          3.240       (0.086)      (1.764)
12/31/04                      9.94        0.030                --             1.864          1.894       (0.096)      (0.860)
12/31/03                      6.60        0.040                --             3.315          3.355       (0.017)          --

CLASS C
12/31/07                    $12.14        0.001                --             3.550          3.551       (0.060)      (5.941)
06/26/06(3) to 12/31/06      11.71       (0.033)(8)            --             3.353          3.320       (0.074)      (2.816)




                           DISTRIBUTIONS                                                        TOTAL RETURN
                               FROM                        REDEMPTION      NET                   EXCLUDING          NET
                           NON-RECURRING                      FEES        ASSET                NON-RECURRING       ASSETS
                             PAYMENT                       ADDED TO       VALUE                   PAYMENT          END OF
                            FROM FORMER         TOTAL        PAID-IN      END OF    TOTAL       FROM FORMER        PERIOD
                          ADMINISTRATOR(9)  DISTRIBUTIONS   CAPITAL(5)    PERIOD  RETURN(4)   ADMINISTRATOR(4)(9)   (000)
----------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
CLASS I
12/31/07                          --            (1.663)          --       $14.30     6.48%            --          $ 71,603
12/31/06                      (0.017)           (1.057)       0.001        15.00     9.26           9.14            74,724
12/31/05                          --            (1.378)          --        14.72     7.45             --            71,570
12/31/04                          --            (0.286)          --        14.99    13.32             --            64,065
12/31/03                          --            (0.249)          --        13.50    19.33             --            56,553

CLASS A
12/31/07                          --            (1.624)          --       $14.26     6.16%            --          $ 11,646
12/31/06                      (0.016)           (1.022)          --        14.96     9.03           8.92            12,613
12/31/05                          --            (1.342)          --        14.69     7.14             --             2,953
12/31/04                          --            (0.258)          --        14.97    13.02             --             1,641
12/31/03                          --            (0.220)          --        13.49    19.07             --               442

CLASS C
12/31/07                          --            (1.508)          --       $14.26     5.45%            --          $    321
06/26/06(3) to 12/31/06           --            (0.604)          --        14.96     9.31(2)          --               255

----------------
CORE EQUITY FUND
----------------
CLASS I
12/31/07                          --            (2.536)          --       $20.84     7.06%            --          $124,328
12/31/06                      (0.055)           (2.263)       0.001        21.85    13.98          13.07           146,245
12/31/05                          --            (2.674)          --        21.19     8.97             --           135,587
12/31/04                          --            (1.218)          --        21.91    13.32             --           128,125
12/31/03                          --            (0.083)          --        20.44    30.49             --           127,233

Class A
12/31/07                          --            (2.480)          --       $20.51     6.81%            --          $ 10,265
12/31/06                      (0.054)           (2.207)          --        21.53    13.73          13.46            11,795
12/31/05                          --            (2.623)          --        20.91     8.70             --             1,009
12/31/04                          --            (1.179)          --        21.66    13.01             --               809
12/31/03                          --            (0.036)          --        20.24    30.23             --               531

Class C
12/31/07                          --            (2.336)          --       $20.44     6.00%            --          $    251
06/26/06(3) to 12/31/06           --            (1.581)          --        21.49    12.84(2)          --               171

---------------------
EMERGING MARKETS FUND
---------------------
CLASS I
12/31/07                          --            (6.029)          --       $10.08    37.39%            --          $199,197
12/31/06                      (0.007)           (3.623)       0.000(10)    12.34    29.60          28.54           242,422
12/31/05                          --            (1.876)          --        12.43    31.23             --           329,081
12/31/04                          --            (0.970)       0.001        11.01    20.04             --           302,250
12/31/03                          --            (0.033)       0.002        10.03    51.11             --           289,492

CLASS A
12/31/07                          --            (6.001)          --       $ 9.80    37.16%            --          $ 11,616
12/31/06                      (0.007)           (3.577)       0.000(10)    12.14    29.21          29.15             7,456
12/31/05                          --            (1.850)          --        12.27    31.08             --             1,205
12/31/04                          --            (0.956)       0.002        10.88    19.67             --               916
12/31/03                          --            (0.017)       0.002         9.94    50.87             --               364

CLASS C
12/31/07                          --            (6.001)          --       $ 9.69    35.89%            --          $    373
06/26/06(3) to 12/31/06           --            (2.890)          --        12.14    29.04(2)          --               186



                                          RATIO OF
                                         EXPENSES TO   RATIO OF NET
                                          AVERAGE       INVESTMENT
                            RATIO OF     NET ASSETS        INCOME
                           EXPENSES TO   (EXCLUDING         TO        PORTFOLIO
                           AVERAGE NET   WAIVERS AND     AVERAGE NET   TURNOVER
                              ASSETS    REIMBURSEMENTS)     ASSETS       RATE
-------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
CLASS I
12/31/07                       0.77%         0.82%            2.18%      70.69%
12/31/06                       0.76          0.82             2.20       65.94
12/31/05                       0.79          0.84             1.95       61.49
12/31/04                       0.88          0.95             1.94       65.60
12/31/03                       0.88          1.04             2.05       76.53

CLASS A
12/31/07                       1.02%         1.02%            1.93%      70.69%
12/31/06                       1.01          1.02             1.93       65.94
12/31/05                       1.04          1.09             1.74       61.49
12/31/04                       1.13          1.20             1.69       65.60
12/31/03                       1.13          1.29             1.80       76.53

CLASS C
12/31/07                       1.78%         1.78%            1.19%      70.69%
06/26/06(3) to 12/31/06        1.77(1)       1.77(1)          1.04(1)    65.94(2)

----------------
CORE EQUITY FUND
----------------
CLASS I
12/31/07                       0.91%         0.96%            0.91%      58.42%
12/31/06                       0.90          0.95             0.74       74.12
12/31/05                       0.93          0.97             0.54       79.92
12/31/04                       1.00          1.02             0.67       83.50
12/31/03                       1.10          1.23             0.47       76.15

Class A
12/31/07                       1.16%         1.16%            0.66%      58.42%
12/31/06                       1.16          1.16             0.50       74.12
12/31/05                       1.18          1.22             0.29       79.92
12/31/04                       1.25          1.27             0.42       83.50
12/31/03                       1.35          1.48             0.22       76.15

Class C
12/31/07                       1.92%         1.92%           (0.10%)     58.42%
06/26/06(3) to 12/31/06        1.89(1)       1.89(1)         (0.19)(1)   74.12(2)

---------------------
EMERGING MARKETS FUND
---------------------
CLASS I
12/31/07                       1.34%         1.39%            1.22%      92.22%
12/31/06                       1.32          1.50             1.51       82.51
12/31/05                       1.45          1.60             1.20       42.91
12/31/04                       1.58          1.60             0.92       49.13
12/31/03                       1.58          1.61             0.83       19.99

CLASS A
12/31/07                       1.60%         1.60%            0.77%      92.22%
12/31/06                       1.59          1.63             0.60       82.51
12/31/05                       1.70          1.85             0.91       42.91
12/31/04                       1.83          1.85             0.49       49.13
12/31/03                       1.83          1.86             0.62       19.99

CLASS C
12/31/07                       2.35%         2.35%            0.01%      92.22%
06/26/06(3) to 12/31/06        2.30(1)       2.30(1)         (0.49)(1)   82.51(2)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                  100 and 101

                          PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                             NET                      NON-RECURRING           NET
                            ASSET                         PAYMENT         REALIZED AND       TOTAL      DIVIDENDS   DISTRIBUTIONS
                            VALUE          NET             FROM            UNREALIZED        FROM       FROM NET      FROM NET
                          BEGINNING    INVESTMENT         FORMER           GAIN/(LOSS)    INVESTMENT   INVESTMENT     REALIZED
                          OF PERIOD   INCOME (LOSS)   ADMINISTRATOR(9)   ON INVESTMENTS   OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
----------
INDEX FUND
----------
CLASS I
12/31/07                    $21.87        0.344                --             0.832          1.176       (0.350)      (1.666)
12/31/06                     19.69        0.318(8)          0.216             2.678          3.212       (0.342)      (0.474)
12/31/05                     22.09        0.380                --             0.808          1.188       (0.369)      (3.224)
12/31/04                     21.55        0.362                --             1.844          2.206       (0.357)      (1.309)
12/31/03                     18.06        0.275                --             4.726          5.001       (0.275)      (1.236)

CLASS A(6)
12/31/07                    $21.88        0.288                --             0.832          1.120       (0.294)      (1.666)
12/31/06                     19.68        0.280(8)          0.212             2.700          3.192       (0.306)      (0.474)
12/31/05                     22.08        0.300                --             0.851          1.151       (0.331)      (3.224)
12/31/04                     21.54        0.299                --             1.851          2.150       (0.301)      (1.309)
12/31/03                     18.05        0.224                --             4.728          4.952       (0.226)      (1.236)

---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS I
12/31/07                    $13.93       (0.092)               --            (0.030)        (0.122)          --(10)   (0.518)
12/31/06                     13.56       (0.083)(8)         0.005             1.382          1.304           --       (0.929)
12/31/05                     13.71       (0.025)               --             0.512          0.487           --       (0.637)
12/31/04                     11.39       (0.064)               --             2.384          2.320           --           --
12/31/03                      7.68       (0.044)               --             3.754          3.710           --           --

CLASS A
12/31/07                    $13.91       (0.123)               --            (0.039)        (0.162)          --(10)   (0.518)
06/26/06(3) to 12/31/06      13.34       (0.065)(8)            --             1.493          1.428           --       (0.858)

CLASS C
12/31/07                    $13.86       (0.231)               --            (0.031)        (0.262)          --(10)   (0.518)
06/26/06(3) to 12/31/06      13.47       (0.121)(8)            --             1.369          1.248           --       (0.858)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS I
12/31/07                    $19.67        0.010                --            (1.881)        (1.871)          --(10)   (4.569)
12/31/06                     21.48       (0.001)(8)         0.036             1.854          1.889       (0.002)      (3.661)
12/31/05                     24.64        0.042                --             1.133          1.175       (0.045)      (4.294)
12/31/04                     22.74        0.083                --             5.161          5.244       (0.059)      (3.322)
12/31/03                     15.12       (0.024)               --             7.881          7.857           --       (0.238)

CLASS A
12/31/07                    $18.91       (0.040)               --            (1.801)        (1.841)          --(10)   (4.569)
12/31/06                     20.81       (0.034)(8)         0.034             1.795          1.795           --       (3.661)
12/31/05                     24.03       (0.089)               --             1.159          1.070           --       (4.294)
12/31/04                     22.27        0.042                --             5.003          5.045       (0.025)      (3.322)
12/31/03                     14.85       (0.057)               --             7.714          7.657           --       (0.238)

CLASS C
12/31/07                    $18.83       (0.185)               --            (1.766)        (1.951)          --(10)   (4.569)
06/26/06(3) to 12/31/06      20.31       (0.104)(8)            --             1.269          1.165           --       (2.645)




                           DISTRIBUTIONS                                                        TOTAL RETURN
                               FROM                        REDEMPTION      NET                   EXCLUDING          NET
                           NON-RECURRING                      FEES        ASSET                NON-RECURRING       ASSETS
                             PAYMENT                       ADDED TO       VALUE                   PAYMENT          END OF
                            FROM FORMER         TOTAL        PAID-IN      END OF    TOTAL       FROM FORMER        PERIOD
                          ADMINISTRATOR(9)  DISTRIBUTIONS   CAPITAL(5)    PERIOD  RETURN(4)   ADMINISTRATOR(4)(9)   (000)
----------------------------------------------------------------------------------------------------------------------------
----------
INDEX FUND
----------
CLASS I
12/31/07                          --            (2.016)          --       $21.03     5.45%            --          $ 40,336
12/31/06                      (0.216)           (1.032)          --        21.87    16.51          15.30            59,680
12/31/05                          --            (3.593)       0.005        19.69     5.38             --            76,163
12/31/04                          --            (1.666)          --        22.09    10.48             --           311,422
12/31/03                          --            (1.511)          --        21.55    28.11             --           353,889

CLASS A(6)
12/31/07                          --            (1.960)          --       $21.04     5.18%            --          $ 16,614
12/31/06                      (0.212)           (0.992)          --        21.88    16.47          15.18            14,710
12/31/05                          --            (3.555)       0.004        19.68     5.15             --            14,963
12/31/04                          --            (1.610)          --        22.08    10.21             --            17,457
12/31/03                          --            (1.462)          --        21.54    27.82             --            19,986

---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS I
12/31/07                          --            (0.518)          --       $13.29    (0.92%)           --          $ 25,527
12/31/06                      (0.005)           (0.934)          --        13.93     9.61           9.58            27,433
12/31/05                          --            (0.637)          --        13.56     3.40             --            20,626
12/31/04                          --                --           --        13.71    20.37             --             7,396
12/31/03                          --                --           --        11.39    48.31             --             8,506

CLASS A
12/31/07                          --            (0.518)          --       $13.23    (1.21%)           --          $    438
06/26/06(3) to 12/31/06           --            (0.858)          --        13.91    10.70             --               130

CLASS C
12/31/07                          --            (0.518)          --       $13.08    (1.94%)           --          $    141
06/26/06(3) to 12/31/06           --            (0.858)          --        13.86     9.26(2)          --               139

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS I
12/31/07                          --            (4.569)          --       $13.23   (10.33%)           --          $112,397
12/31/06                      (0.036)           (3.699)          --        19.67     8.73           8.56           399,712
12/31/05                          --            (4.339)       0.004        21.48     4.55             --           480,501
12/31/04                          --            (3.381)       0.037        24.64    24.16(7)          --           544,635
12/31/03                          --            (0.238)       0.001        22.74    52.02             --           472,228

CLASS A
12/31/07                          --            (4.569)          --       $12.50   (10.61%)           --          $ 49,593
12/31/06                      (0.034)           (3.695)          --        18.91     8.50           8.34            86,850
12/31/05                          --            (4.294)       0.004        20.81     4.28             --            12,094
12/31/04                          --            (3.347)       0.062        24.03    23.88(7)          --            66,179
12/31/03                          --            (0.238)       0.001        22.27    51.62             --             3,047

CLASS C
12/31/07                          --            (4.569)          --       $12.31   (11.26%)           --          $    612
06/26/06(3) to 12/31/06           --            (2.645)          --        18.83     5.77(2)          --               249



                                          RATIO OF
                                         EXPENSES TO   RATIO OF NET
                                          AVERAGE       INVESTMENT
                            RATIO OF     NET ASSETS        INCOME
                           EXPENSES TO   (EXCLUDING         TO        PORTFOLIO
                           AVERAGE NET   WAIVERS AND     AVERAGE NET   TURNOVER
                              ASSETS    REIMBURSEMENTS)     ASSETS       RATE
-------------------------------------------------------------------------------
----------
INDEX FUND
----------
CLASS I
12/31/07                       0.52%         0.57%            1.52%       9.06%
12/31/06                       0.43          0.54             1.54        3.37
12/31/05                       0.40          0.45             1.45        6.34
12/31/04                       0.43          0.43             1.59        2.67
12/31/03                       0.43          0.47             1.37        1.72

CLASS A(6)
12/31/07                       0.78%         0.78%            1.27%       9.06%
12/31/06                       0.63          0.69             1.36        3.37
12/31/05                       0.57          0.64             1.34        6.34
12/31/04                       0.68          0.68             1.34        2.67
12/31/03                       0.68          0.72             1.12        1.72

---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS I
12/31/07                       1.15%         1.24%           (0.65%)     97.57%
12/31/06                       1.07          1.20            (0.57)     122.70
12/31/05                       0.96          1.46            (0.38)     100.38
12/31/04                       1.00          1.48            (0.53)      99.76
12/31/03                       1.00          1.44            (0.48)     124.27

CLASS A
12/31/07                       1.40%         1.41%           (0.88%)     97.57%
06/26/06(3) to 12/31/06        1.23(1)       1.23 (1)        (0.77)(1)  122.70(2)

CLASS C
12/31/07                       2.15%         2.19%           (1.64%)     97.57%
06/26/06(3) to 12/31/06        2.15(1)       2.15(1)         (1.65)(1)  122.70(2)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS I
12/31/07                       1.00%         1.05%            0.05%      92.21%
12/31/06                       0.93          0.99             0.00       85.43
12/31/05                       0.94          0.97             0.16       76.08
12/31/04                       1.00          1.00             0.36       63.79
12/31/03                       1.20          1.25            (0.13)      83.34

CLASS A
12/31/07                       1.25%         1.25%           (0.22%)     92.21%
12/31/06                       1.20          1.20            (0.17)      85.43
12/31/05                       1.19          1.22            (0.18)      76.08
12/31/04                       1.25          1.25             0.33       63.79
12/31/03                       1.45          1.50            (0.30)      83.34

CLASS C
12/31/07                       2.02%         2.02%           (1.06%)     92.21%
06/26/06(3) to 12/31/06        1.92(1)       1.92(1)         (0.98)(1)   85.43(2)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                  102 and 103

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                             NET                      NON-RECURRING           NET
                            ASSET                         PAYMENT         REALIZED AND       TOTAL      DIVIDENDS   DISTRIBUTIONS
                            VALUE          NET             FROM            UNREALIZED        FROM       FROM NET      FROM NET
                          BEGINNING    INVESTMENT         FORMER           GAIN/(LOSS)    INVESTMENT   INVESTMENT     REALIZED
                          OF PERIOD   INCOME (LOSS)   ADMINISTRATOR(9)   ON INVESTMENTS   OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS I
12/31/07                    $44.42        0.215                --            (3.651)        (3.436)      (0.210)      (9.664)
12/31/06                     47.40        0.097(8)          0.060             4.976          5.133       (0.133)      (7.921)
12/31/05                     50.67        0.266                --             4.246          4.512       (0.241)      (7.581)
12/31/04                     45.10        0.333                --            12.228         12.561       (0.274)      (6.826)
12/31/03                     31.79        0.408                --            13.260         13.668       (0.360)          --

CLASS A
12/31/07                    $43.97        0.106                --            (3.602)        (3.496)      (0.090)      (9.664)
12/31/06                     47.02        0.050(8)          0.045             4.852          4.947       (0.031)      (7.921)
12/31/05                     50.35        0.173                --             4.180          4.353       (0.135)      (7.581)
12/31/04                     44.92        0.198                --            12.004         12.202       (0.229)      (6.826)
12/31/03                     31.69        0.271                --            13.243         13.514       (0.286)          --

CLASS C
12/31/07                    $43.82       (0.190)               --            (3.576)        (3.766)          --(10)   (9.664)
06/26/06(3) to 12/31/06      45.40       (0.187)(8)            --             4.647          4.460           --       (6.040)

-----------------
VALUE EQUITY FUND
-----------------
CLASS I
12/31/07                    $14.66        0.175                --             1.279          1.454       (0.180)      (1.994)
12/31/06                     13.88        0.141(8)          0.035             2.038          2.214       (0.141)      (1.259)
12/31/05                     13.44        0.170                --             1.513          1.683       (0.173)      (1.070)
12/31/04                     11.48        0.111                --             1.961          2.072       (0.112)          --
12/31/03                      8.98        0.065                --             2.501          2.566       (0.066)          --

CLASS A
12/31/07                    $14.77        0.137                --             1.288          1.425       (0.141)      (1.994)
12/31/06                     13.97        0.126(8)          0.031             2.039          2.196       (0.106)      (1.259)
12/31/05                     13.53        0.130                --             1.520          1.650       (0.140)      (1.070)
12/31/04                     11.56        0.041                --             2.015          2.056       (0.086)          --
12/31/03                      9.02        0.034                --             2.523          2.557       (0.017)          --

CLASS C
12/31/07                    $14.76        0.018                --             1.277          1.295       (0.021)      (1.994)
06/26/06(3) to 12/31/06      14.20        0.012(8)             --             1.603          1.615       (0.015)      (1.040)

---------
BOND FUND
---------
CLASS I
12/31/07                    $ 9.88        0.504                --            (0.190)         0.310       (0.504)          --
12/31/06                     10.01        0.481(8)          0.018            (0.112)         0.387       (0.500)          --
12/31/05                     10.22        0.453                --            (0.210)         0.243       (0.455)          --
12/31/04                     10.27        0.456                --            (0.047)         0.409       (0.459)          --
12/31/03                     10.38        0.508                --            (0.110)         0.398       (0.508)          --

CLASS A
12/31/07                    $ 9.88        0.481                --            (0.190)         0.290       (0.480)          --
12/31/06                     10.01        0.465(8)          0.018            (0.120)         0.363       (0.475)          --
12/31/05                     10.22        0.429                --            (0.211)         0.218       (0.430)          --
12/31/04                     10.27        0.432                --            (0.048)         0.384       (0.434)          --
12/31/03                     10.38        0.483                --            (0.110)         0.373       (0.483)          --

CLASS C
12/31/07                    $ 9.88        0.414                --            (0.196)         0.218       (0.408)          --
06/26/06(3) to 12/31/06       9.57        0.206(8)             --             0.312          0.518       (0.208)          --




                           DISTRIBUTIONS                                                        TOTAL RETURN
                               FROM                        REDEMPTION      NET                   EXCLUDING          NET
                           NON-RECURRING                      FEES        ASSET                NON-RECURRING       ASSETS
                             PAYMENT                       ADDED TO       VALUE                   PAYMENT          END OF
                            FROM FORMER         TOTAL        PAID-IN      END OF    TOTAL       FROM FORMER        PERIOD
                          ADMINISTRATOR(9)  DISTRIBUTIONS   CAPITAL(5)    PERIOD  RETURN(4)   ADMINISTRATOR(4)(9)   (000)
----------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS I
12/31/07                          --            (9.874)          --       $31.11    (8.93%)           --          $ 92,809
12/31/06                      (0.060)           (8.114)       0.001        44.42    10.92          10.82           297,831
12/31/05                          --            (7.822)       0.040        47.40     8.90             --           335,085
12/31/04                          --            (7.100)       0.109        50.67    28.93(7)          --           369,311
12/31/03                          --            (0.360)       0.002        45.10    43.04             --           308,693

CLASS A
12/31/07                          --            (9.754)          --       $30.72    (9.17%)           --          $ 35,478
12/31/06                      (0.045)           (7.997)          --        43.97    10.62          10.52            83,558
12/31/05                          --            (7.716)       0.033        47.02     8.63             --            11,226
12/31/04                          --            (7.055)       0.283        50.35    28.62(7)          --             8,352
12/31/03                          --            (0.286)       0.002        44.92    42.68             --             1,557

CLASS C
12/31/07                          --            (9.664)          --       $30.39    (9.85%)           --          $    249
06/26/06(3) to 12/31/06           --            (6.040)          --        43.82     9.86(2)          --               167

-----------------
VALUE EQUITY FUND
-----------------
CLASS I
12/31/07                          --            (2.174)          --       $13.94    10.10%            --          $272,426
12/31/06                      (0.035)           (1.435)       0.001        14.66    16.12          15.85           278,841
12/31/05                          --            (1.243)          --        13.88    12.52             --           261,584
12/31/04                          --            (0.112)          --        13.44    18.14             --           244,336
12/31/03                          --            (0.066)          --        11.48    28.68             --           229,673

CLASS A
12/31/07                          --            (2.135)          --       $14.06     9.82%            --          $ 22,330
12/31/06                      (0.031)           (1.396)          --        14.77    15.85          15.62            25,800
12/31/05                          --            (1.210)          --        13.97    12.18             --             2,416
12/31/04                          --            (0.086)          --        13.53    17.85             --             1,127
12/31/03                          --            (0.017)          --        11.56    28.39             --               339

CLASS C
12/31/07                          --            (2.015)          --       $14.04     8.92%            --          $    691
06/26/06(3) to 12/31/06           --            (1.055)          --        14.76    11.35(2)          --               175

---------
BOND FUND
---------
CLASS I
12/31/07                          --            (0.504)          --       $ 9.69     3.28%            --          $143,961
12/31/06                      (0.018)           (0.518)       0.001         9.88     3.85           3.66           178,924
12/31/05                          --            (0.455)       0.002        10.01     2.44             --           181,761
12/31/04                          --            (0.459)          --        10.22     4.07             --           174,597
12/31/03                          --            (0.508)          --        10.27     3.93             --           123,365

CLASS A
12/31/07                          --            (0.480)          --       $ 9.69     3.02%            --          $  1,225
12/31/06                      (0.018)           (0.493)       0.000(10)     9.88     3.58           3.39             2,066
12/31/05                          --            (0.430)       0.002        10.01     2.18             --               784
12/31/04                          --            (0.434)          --        10.22     3.82             --               843
12/31/03                          --            (0.483)          --        10.27     3.67             --               715

CLASS C
12/31/07                          --            (0.408)          --       $ 9.69     2.26%            --          $    272
06/26/06(3) to 12/31/06           --            (0.208)          --         9.88     5.44(2)          --               105



                                          RATIO OF
                                         EXPENSES TO   RATIO OF NET
                                          AVERAGE       INVESTMENT
                            RATIO OF     NET ASSETS        INCOME
                           EXPENSES TO   (EXCLUDING         TO        PORTFOLIO
                           AVERAGE NET   WAIVERS AND     AVERAGE NET   TURNOVER
                              ASSETS    REIMBURSEMENTS)     ASSETS       RATE
-------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS I
12/31/07                       0.96%         1.01%            0.50%      82.92%
12/31/06                       0.88          0.94             0.20       92.13
12/31/05                       0.90          0.94             0.49       74.30
12/31/04                       0.93          0.94             0.69       69.98
12/31/03                       0.95          0.99             1.08      106.69

CLASS A
12/31/07                       1.21%         1.21%            0.25%      82.92%
12/31/06                       1.16          1.17             0.11       92.13
12/31/05                       1.15          1.19             0.24       74.30
12/31/04                       1.18          1.19             0.57       69.98
12/31/03                       1.20          1.24             0.83      106.69

CLASS C
12/31/07                       1.98%         1.98%           (0.47%)     82.92%
06/26/06(3) to 12/31/06        1.89(1)       1.89(1)         (0.77)(1)   92.13(2)

-----------------
VALUE EQUITY FUND
-----------------
CLASS I
12/31/07                       0.87%         0.92%            1.13%      55.29%
12/31/06                       0.87          0.93             0.96       59.39
12/31/05                       0.87          0.91             1.20       62.67
12/31/04                       0.94          0.94             0.91       72.72
12/31/03                       0.94          0.96             0.63       81.21

CLASS A
12/31/07                       1.12%         1.12%            0.88%      55.29%
12/31/06                       1.14          1.14             0.84       59.39
12/31/05                       1.12          1.16             1.00       62.67
12/31/04                       1.19          1.19             0.71       72.72
12/31/03                       1.19          1.21             0.38       81.21

CLASS C
12/31/07                       1.87%         1.87%            0.12%      55.29%
06/26/06(3) to 12/31/06        1.89(1)       1.89(1)          0.15(1)    59.39(2)

---------
BOND FUND
---------
CLASS I
12/31/07                       0.60%         0.75%            5.17%     259.28%
12/31/06                       0.57          0.80             4.90      367.64
12/31/05                       0.57          0.88             4.26       51.90
12/31/04                       0.60          0.93             4.45       75.40
12/31/03                       0.60          0.94             4.89       66.64

CLASS A
12/31/07                       0.85%         0.95%            4.94%     259.28%
12/31/06                       0.84          0.98             4.74      367.64
12/31/05                       0.82          1.13             4.01       51.90
12/31/04                       0.85          1.18             4.24       75.40
12/31/03                       0.85          1.19             4.64       66.64

CLASS C
12/31/07                       1.60%         1.70%            4.25%     259.28%
06/26/06(3) to 12/31/06        1.59(1)       1.67(1)          4.08(1)   367.64(2)

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                  104 and 105

                          PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                             NET                      NON-RECURRING           NET
                            ASSET                         PAYMENT         REALIZED AND       TOTAL      DIVIDENDS   DISTRIBUTIONS
                            VALUE          NET             FROM            UNREALIZED        FROM       FROM NET      FROM NET
                          BEGINNING    INVESTMENT         FORMER           GAIN/(LOSS)    INVESTMENT   INVESTMENT     REALIZED
                          OF PERIOD   INCOME (LOSS)   ADMINISTRATOR(9)   ON INVESTMENTS   OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
--------------------
HIGH YIELD BOND FUND
--------------------
CLASS I
12/31/07                    $12.45        0.893                --            (0.578)         0.315       (0.895)          --
12/31/06                     12.44        0.848(8)          0.013             0.023          0.884       (0.861)          --
12/31/05                     13.07        0.831                --            (0.592)         0.239       (0.832)      (0.037)
12/31/04                     12.83        0.878                --             0.431          1.309       (0.878)      (0.191)
12/31/03                     11.74        0.887                --             1.175          2.062       (0.887)      (0.085)

CLASS A
12/31/07                    $12.45        0.865                --            (0.581)         0.284       (0.864)          --
12/31/06                     12.44        0.880(8)          0.013            (0.039)         0.854       (0.831)          --
12/31/05                     13.07        0.799                --            (0.592)         0.207       (0.800)      (0.037)
05/18/04(3) to 12/31/04      12.43        0.527                --             0.831          1.358       (0.527)      (0.191)

CLASS C
12/31/07                    $12.45        0.772                --            (0.580)         0.192       (0.772)          --
06/26/06(3) to 12/31/06      11.98        0.374(8)             --             0.474          0.848       (0.378)          --

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS I
12/31/07                    $16.37        0.733                --             0.381          1.114       (0.734)          --
12/31/06                     16.50        0.732(9)          0.095            (0.133)         0.694       (0.732)          --
12/31/05                     16.84        0.697                --            (0.277)         0.420       (0.706)      (0.055)
12/31/04                     17.12        0.593                --            (0.094)         0.499       (0.593)      (0.186)
12/31/03                     17.63        0.711                --            (0.293)         0.418       (0.711)      (0.217)

CLASS A
12/31/07                    $16.36        0.692                --             0.391          1.083       (0.693)          --
12/31/06                     16.50        0.692(8)          0.095            (0.142)         0.645       (0.691)          --
12/31/05                     16.84        0.655                --            (0.278)         0.377       (0.664)      (0.055)
12/31/04                     17.12        0.550                --            (0.094)         0.456       (0.550)      (0.186)
12/31/03                     17.63        0.667                --            (0.293)         0.374       (0.667)      (0.217)

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS I
12/31/07                    $10.93        0.435                --            (0.060)         0.375       (0.435)      (0.090)
12/31/06                     11.16        0.469(8)          0.020             0.004          0.493       (0.489)      (0.214)
12/31/05                     11.41        0.494                --            (0.250)         0.244       (0.494)          --
12/31/04                     11.55        0.479                --            (0.140)         0.339       (0.479)          --
12/31/03                     11.48        0.452                --             0.070          0.522       (0.452)          --

CLASS A
12/31/07                    $10.93        0.408                --            (0.060)         0.348       (0.408)      (0.090)
12/31/06                     11.16        0.435(8)          0.020             0.011          0.466       (0.462)      (0.214)
12/31/05                     11.41        0.466                --            (0.250)         0.216       (0.466)          --
12/31/04                     11.55        0.451                --            (0.140)         0.311       (0.451)          --
12/31/03                     11.48        0.424                --             0.070          0.494       (0.424)          --

CLASS C
12/31/07                    $10.94        0.324                --            (0.068)         0.256       (0.326)      (0.090)
06/26/06(3) to 12/31/06      10.91        0.180(8)             --             0.246          0.426       (0.182)      (0.214)




                           DISTRIBUTIONS                                                        TOTAL RETURN
                               FROM                        REDEMPTION      NET                   EXCLUDING          NET
                           NON-RECURRING                      FEES        ASSET                NON-RECURRING       ASSETS
                             PAYMENT                       ADDED TO       VALUE                   PAYMENT          END OF
                            FROM FORMER         TOTAL        PAID-IN      END OF    TOTAL       FROM FORMER        PERIOD
                          ADMINISTRATOR(9)  DISTRIBUTIONS   CAPITAL(5)    PERIOD  RETURN(4)   ADMINISTRATOR(4)(9)   (000)
----------------------------------------------------------------------------------------------------------------------------
--------------------
HIGH YIELD BOND FUND
--------------------
CLASS I
12/31/07                          --            (0.895)          --       $11.87     2.52%            --          $ 47,958
12/31/06                      (0.013)           (0.874)       0.000(10)    12.45     7.31           7.20            68,692
12/31/05                          --            (0.869)          --        12.44     1.94             --            74,697
12/31/04                          --            (1.069)          --        13.07    10.65             --            83,101
12/31/03                          --            (0.972)          --        12.83    18.15             --            62,926

CLASS A
12/31/07                          --            (0.864)          --       $11.87     2.34%            --          $  5,390
12/31/06                      (0.013)            0.844        0.000(10)    12.45     6.97           6.86             5,648
12/31/05                          --            (0.837)          --        12.44     1.68             --               442
05/18/04(3) to 12/31/04           --            (0.718)          --        13.07    11.15(2)          --               176

CLASS C
12/31/07                          --            (0.772)          --       $11.87     1.50%            --          $    140
06/26/06(3) to 12/31/06           --            (0.378)          --        12.45     7.17(2)          --               139

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS I
12/31/07                          --            (0.734)          --       $16.75     6.98%            --          $ 18,429
12/31/06                      (0.095)           (0.827)       0.003        16.37     4.37           3.76            19,970
12/31/05                          --            (0.761)       0.001        16.50     2.49             --            20,235
12/31/04                          --            (0.779)          --        16.84     3.05             --            41,993
12/31/03                          --            (0.928)          --        17.12     2.40             --            66,162

CLASS A
12/31/07                          --            (0.693)          --       $16.75     6.72%            --          $  4,261
12/31/06                      (0.095)           (0.786)       0.001        16.36     4.11           3.50             6,118
12/31/05                          --            (0.719)       0.002        16.50     2.23             --             2,480
12/31/04                          --            (0.736)          --        16.84     2.79             --             2,976
12/31/03                          --            (0.884)          --        17.12     2.15             --             2,394

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS I
12/31/07                          --            (0.525)          --       $10.78     3.43%            --          $158,834
12/31/06                      (0.020)           (0.723)       0.000(10)    10.93     4.45           4.26           203,378
12/31/05                          --            (0.494)          --        11.16     2.19             --           229,320
12/31/04                          --            (0.479)          --        11.41     3.02             --           232,419
12/31/03                          --            (0.452)          --        11.55     4.64             --           236,282

CLASS A
12/31/07                          --            (0.498)          --       $10.78     3.27%            --          $ 15,647
12/31/06                      (0.020)           (0.696)       0.000(10)    10.93     4.10           3.91            18,293
12/31/05                          --            (0.466)          --        11.16     1.93             --             1,802
12/31/04                          --            (0.451)          --        11.41     2.76             --             2,185
12/31/03                          --            (0.424)          --        11.55     4.38             --             2,102

CLASS C
12/31/07                          --            (0.416)          --       $10.78     2.39%            --          $    428
06/26/06(3) to 12/31/06           --            (0.396)          --        10.94     3.92(2)          --               125



                                          RATIO OF
                                         EXPENSES TO   RATIO OF NET
                                          AVERAGE       INVESTMENT
                            RATIO OF     NET ASSETS        INCOME
                           EXPENSES TO   (EXCLUDING         TO        PORTFOLIO
                           AVERAGE NET   WAIVERS AND     AVERAGE NET   TURNOVER
                              ASSETS    REIMBURSEMENTS)     ASSETS       RATE
-------------------------------------------------------------------------------
--------------------
HIGH YIELD BOND FUND
--------------------
CLASS I
12/31/07                       0.74%         0.79%            7.22%     116.75%
12/31/06                       0.64          0.76             6.90      147.28
12/31/05                       0.58          0.78             6.80       41.97
12/31/04                       0.61          0.76             6.80       57.38
12/31/03                       0.61          0.73             7.11       81.50

CLASS A
12/31/07                       0.99%         0.99%            7.01%     116.75%
12/31/06                       0.96          1.02             7.16      147.28
12/31/05                       0.83          1.03             6.55       41.97
05/18/04(3) to 12/31/04        0.86(1)       1.05(1)          6.61(1)    57.38

CLASS C
12/31/07                       1.74%         1.74%            6.26%     116.75%
06/26/06(3) to 12/31/06        1.71(1)       1.71(1)          5.94(1)   147.28(2)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS I
12/31/07                       0.50%         0.94%            4.46%      35.44%
12/31/06                       0.47          1.02             4.49       21.62
12/31/05                       0.48          0.94             3.76       70.97
12/31/04                       0.50          0.84             3.48       35.37
12/31/03                       0.50          0.89             4.07       58.97

CLASS A
12/31/07                       0.75%         1.13%            4.22%      35.44%
12/31/06                       0.74          1.21             4.24       21.62
12/31/05                       0.73          1.19             3.58       70.97
12/31/04                       0.75          1.09             3.23       35.37
12/31/03                       0.75          1.14             3.82       58.97

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS I
12/31/07                       0.60%         0.69%            4.01%      39.47%
12/31/06                       0.51          0.68             4.24       75.91
12/31/05                       0.39          0.67             4.38       46.00
12/31/04                       0.44          0.70             4.19       26.94
12/31/03                       0.45          0.72             3.94       40.20

CLASS A
12/31/07                       0.85%         0.89%            3.77%      39.47%
12/31/06                       0.83          0.88             3.93       75.91
12/31/05                       0.64          0.92             4.13       46.00
12/31/04                       0.69          0.95             3.94       26.94
12/31/03                       0.70          0.97             3.69       40.20

CLASS C
12/31/07                       1.60%         1.63%            3.00%      39.47%
06/26/06(3) to 12/31/06        1.61(1)       1.63(1)          3.14(1)    75.91(2)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                  106 and 107

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                             NET                      NON-RECURRING           NET
                            ASSET                         PAYMENT         REALIZED AND       TOTAL      DIVIDENDS   DISTRIBUTIONS
                            VALUE          NET             FROM            UNREALIZED        FROM       FROM NET      FROM NET
                          BEGINNING    INVESTMENT         FORMER           GAIN/(LOSS)    INVESTMENT   INVESTMENT     REALIZED
                          OF PERIOD   INCOME (LOSS)   ADMINISTRATOR(9)   ON INVESTMENTS   OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS I
12/31/07                    $10.03        0.430                --             0.021          0.451       (0.431)          --
12/31/06                     10.04        0.407(8)          0.018             0.008          0.433       (0.425)          --
12/31/05                     10.29        0.385                --            (0.248)         0.137       (0.387)          --
12/31/04                     10.38        0.387                --            (0.090)         0.297       (0.387)          --
12/31/03                     10.40        0.440                --            (0.020)         0.420       (0.440)          --

CLASS A
12/31/07                    $10.03        0.405                --             0.021          0.426       (0.406)          --
12/31/06                     10.04        0.381(8)          0.018             0.010          0.409       (0.400)          --
12/31/05                     10.29        0.359                --            (0.248)         0.111       (0.361)          --
12/31/04                     10.38        0.362                --            (0.090)         0.272       (0.362)          --
12/31/03                     10.40        0.414                --            (0.020)         0.394       (0.414)          --

CLASS C
12/31/07                    $10.03        0.335                --             0.016          0.351       (0.331)          --
06/26/06(3) to 12/31/06       9.80        0.156(8)             --             0.230          0.386       (0.156)          --

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS I
12/31/07                    $10.49        0.437                --            (0.085)         0.352       (0.437)      (0.045)
12/31/06                     10.74        0.468(8)          0.023             0.023          0.514       (0.494)      (0.247)
12/31/05                     11.02        0.497                --            (0.200)         0.297       (0.497)      (0.080)
12/31/04                     11.33        0.503                --            (0.123)         0.380       (0.503)      (0.187)
12/31/03                     11.19        0.496                --             0.140          0.636       (0.496)          --

CLASS A
12/31/07                    $10.50        0.411                --            (0.095)         0.316       (0.411)      (0.045)
12/31/06                     10.74        0.425(8)          0.023             0.050          0.498       (0.468)      (0.247)
12/31/05                     11.02        0.470                --            (0.200)         0.270       (0.470)      (0.080)
12/31/04                     11.33        0.475                --            (0.123)         0.352       (0.475)      (0.187)
12/31/03                     11.19        0.468                --             0.140          0.608       (0.468)          --

CLASS C
12/31/07                    $10.50        0.339                --            (0.100)         0.239       (0.334)      (0.045)
06/26/06(3) to 12/31/06      10.49        0.176(8)             --             0.261          0.437       (0.180)      (0.247)

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS I
12/31/07                    $ 1.00        0.049                --             0.001          0.050       (0.050)          --(10)
12/31/06                      1.00        0.048                --                --          0.048       (0.048)          --
12/31/05                      1.00        0.030                --                --          0.030       (0.030)          --
12/31/04                      1.00        0.012                --                --          0.012       (0.012)          --
12/31/03                      1.00        0.010                --                --          0.010       (0.010)          --

CLASS A(6)
12/31/07                    $ 1.00        0.046                --                --          0.046       (0.046)          --(10)
12/31/06                      1.00        0.047             0.002                --          0.049       (0.047)          --
12/31/05                      1.00        0.027                --                --          0.027       (0.027)          --
12/31/04                      1.00        0.009                --                --          0.009       (0.009)          --
12/31/03                      1.00        0.007                --                --          0.007       (0.007)          --




                           DISTRIBUTIONS                                                        TOTAL RETURN
                               FROM                        REDEMPTION      NET                   EXCLUDING          NET
                           NON-RECURRING                      FEES        ASSET                NON-RECURRING       ASSETS
                             PAYMENT                       ADDED TO       VALUE                   PAYMENT          END OF
                            FROM FORMER         TOTAL        PAID-IN      END OF    TOTAL       FROM FORMER        PERIOD
                          ADMINISTRATOR(9)  DISTRIBUTIONS   CAPITAL(5)    PERIOD  RETURN(4)   ADMINISTRATOR(4)(9)  (000)
----------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS I
12/31/07                          --            (0.431)          --       $10.05     4.59%            --          $214,669
12/31/06                      (0.018)           (0.443)       0.000(10)    10.03     4.25           4.06           245,073
12/31/05                          --            (0.387)          --        10.04     1.36             --           257,274
12/31/04                          --            (0.387)          --        10.29     2.92             --           250,644
12/31/03                          --            (0.440)          --        10.38     4.11             --           279,109

CLASS A
12/31/07                          --            (0.406)          --       $10.05     4.33%            --          $  4,526
12/31/06                      (0.019)           (0.419)       0.000(10)    10.03     3.99           3.80             5,956
12/31/05                          --            (0.361)          --        10.04     1.10             --             3,707
12/31/04                          --            (0.362)          --        10.29     2.66             --             4,350
12/31/03                          --            (0.414)          --        10.38     3.85             --             4,547

CLASS C
12/31/07                          --            (0.331)          --       $10.05     3.56%            --          $    321
06/26/06(3) to 12/31/06           --            (0.156)          --        10.03     3.96(2)          --               159

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS I
12/31/07                          --            (0.482)          --       $10.36     3.45%            --          $ 69,482
12/31/06                      (0.023)           (0.764)       0.000(10)    10.49     4.67           4.44            78,796
12/31/05                          --            (0.577)          --        10.74     2.76             --            75,285
12/31/04                          --            (0.690)          --        11.02     3.46             --            76,362
12/31/03                          --            (0.496)          --        11.33     5.81             --            86,812

CLASS A
12/31/07                          --            (0.456)          --       $10.36     3.09%            --          $ 60,147
12/31/06                      (0.023)           (0.738)       0.000(10)    10.50     4.51           4.28(4)         77,135
12/31/05                          --            (0.550)          --        10.74     2.50             --             4,197
12/31/04                          --            (0.662)          --        11.02     3.21             --             4,136
12/31/03                          --            (0.468)          --        11.33     5.55             --             3,098

CLASS C
12/31/07                          --            (0.379)          --       $10.36     2.33%            --          $    749
06/26/06(3) to 12/31/06           --            (0.427)          --        10.50     4.16(2)          --               188

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS I
12/31/07                          --            (0.050)          --       $ 1.00     5.07%            --          $279,393
12/31/06                          --            (0.048)          --         1.00     4.92             --           312,535
12/31/05                          --            (0.030)          --         1.00     3.06             --           215,132
12/31/04                          --            (0.012)          --         1.00     1.23             --           332,483
12/31/03                          --            (0.010)          --         1.00     1.02             --           249,842

CLASS A(6)
12/31/07                          --            (0.046)          --       $ 1.00     4.71%            --          $207,943
12/31/06                      (0.002)           (0.049)          --         1.00     4.76           4.56           238,247
12/31/05                          --            (0.027)          --         1.00     2.70             --           262,512
12/31/04                          --            (0.009)          --         1.00     0.88             --           234,751
12/31/03                          --            (0.007)          --         1.00     0.67             --           374,310



                                          RATIO OF
                                         EXPENSES TO   RATIO OF NET
                                          AVERAGE       INVESTMENT
                            RATIO OF     NET ASSETS        INCOME
                           EXPENSES TO   (EXCLUDING         TO        PORTFOLIO
                           AVERAGE NET   WAIVERS AND     AVERAGE NET   TURNOVER
                             ASSETS    REIMBURSEMENTS)     ASSETS       RATE
-------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS I
12/31/07                       0.70%         0.77%            4.30%      35.40%
12/31/06                       0.63          0.84             4.09       43.54
12/31/05                       0.57          0.92             3.80       46.25
12/31/04                       0.60          0.94             3.75       68.37
12/31/03                       0.60          0.97             4.20       61.21

CLASS A
12/31/07                       0.95%         0.97%            4.05%      35.40%
12/31/06                       0.91          1.04             3.83       43.54
12/31/05                       0.82          1.17             3.55       46.25
12/31/04                       0.85          1.19             3.50       68.37
12/31/03                       0.85          1.22             3.95       61.21

CLASS C
12/31/07                       1.70%         1.72%            3.34%      35.40%
06/26/06(3) to 12/31/06        1.70(1)       1.73(1)          3.03(1)    43.54(2)

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS I
12/31/07                       0.60%         0.72%            4.21%      71.32%
12/31/06                       0.54          0.76             4.38       82.77
12/31/05                       0.45          0.74             4.55       41.86
12/31/04                       0.52          0.79             4.49       32.57
12/31/03                       0.51          0.79             4.40       42.58

CLASS A
12/31/07                       0.85%         0.93%            3.96%      71.32%
12/31/06                       0.85          0.95             3.97       82.77
12/31/05                       0.70          0.99             4.30       41.86
12/31/04                       0.77          1.04             4.24       32.57
12/31/03                       0.76          1.04             4.15       42.58

CLASS C
12/31/07                       1.60%         1.68%            3.26%      71.32%
06/26/06(3) to 12/31/06        1.61(1)       1.68(1)          3.20(1)    82.77(2)

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS I
12/31/07                       0.19%         0.24%            4.94%         --
12/31/06                       0.24          0.29             4.91          --
12/31/05                       0.20          0.25             3.00          --
12/31/04                       0.21          0.25             1.23          --
12/31/03                       0.19          0.24             1.01          --

CLASS A(6)
12/31/07                       0.54%         0.54%            4.59%         --
12/31/06                       0.57          0.60             4.46          --
12/31/05                       0.55          0.60             2.65          --
12/31/04                       0.56          0.60             0.88          --
12/31/03                       0.54          0.59             0.66          --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                  108 and 109

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                             NET                      NON-RECURRING           NET
                            ASSET                         PAYMENT         REALIZED AND       TOTAL      DIVIDENDS   DISTRIBUTIONS
                            VALUE          NET             FROM            UNREALIZED        FROM       FROM NET      FROM NET
                          BEGINNING    INVESTMENT         FORMER           GAIN/(LOSS)    INVESTMENT   INVESTMENT     REALIZED
                          OF PERIOD   INCOME (LOSS)   ADMINISTRATOR(9)   ON INVESTMENTS   OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS I
12/31/07                     $1.00        0.052                --                --          0.052       (0.052)          --
12/31/06                      1.00        0.049                --                --          0.049       (0.049)          --
12/31/05                      1.00        0.031                --                --          0.031       (0.031)          --
12/31/04                      1.00        0.013                --                --          0.013       (0.013)          --
12/31/03                      1.00        0.011                --                --          0.011       (0.011)          --

CLASS A(6)
12/31/07                     $1.00        0.048                --                --          0.048       (0.048)          --
12/31/06                      1.00        0.048              0.002               --          0.050       (0.048)          --
12/31/05                      1.00        0.028                --                --          0.028       (0.028)          --
12/31/04                      1.00        0.009                --                --          0.009       (0.009)          --
12/31/03                      1.00        0.007                --                --          0.007       (0.007)          --


EXCHANGE SHARES
12/31/07                     $1.00        0.052                --                --          0.052       (0.052)          --
12/31/06                      1.00        0.049                --                --          0.049       (0.049)          --
12/31/05                      1.00        0.031                --                --          0.031       (0.031)          --
12/31/04                      1.00        0.013                --                --          0.013       (0.013)          --
12/31/03                      1.00        0.010                --                --          0.010       (0.010)          --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS I
12/31/07                     $1.00        0.035                --                --          0.035       (0.035)          --
12/31/06                      1.00        0.033             0.001                --          0.034       (0.033)          --
12/31/05                      1.00        0.022                --                --          0.022       (0.022)          --
12/31/04                      1.00        0.010                --                --          0.010       (0.010)          --
12/31/03                      1.00        0.009                --                --          0.009       (0.009)          --

CLASS A(6)
12/31/07                     $1.00        0.031                --                --          0.031       (0.031)          --
12/31/06                      1.00        0.030             0.002                --          0.032       (0.030)          --
12/31/05                      1.00        0.019                --                --          0.019       (0.019)          --
12/31/04                      1.00        0.007                --                --          0.007       (0.007)          --
12/31/03                      1.00        0.005                --                --          0.005       (0.005)          --




                           DISTRIBUTIONS                                               TOTAL RETURN
                               FROM                            NET                      EXCLUDING           NET
                           NON-RECURRING                      ASSET                   NON-RECURRING        ASSETS
                             PAYMENT                          VALUE                      PAYMENT           END OF
                            FROM FORMER         TOTAL         END OF       TOTAL       FROM FORMER         PERIOD
                          ADMINISTRATOR(9)  DISTRIBUTIONS     PERIOD     RETURN(4)   ADMINISTRATOR(4)(9)    (000)
----------------------------------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS I
12/31/07                          --            (0.052)       $1.00         5.28%             --         $2,805,101
12/31/06                          --            (0.049)        1.00         5.04              --          2,437,872
12/31/05                          --            (0.031)        1.00         3.15              --          3,724,311
12/31/04                          --            (0.013)        1.00         1.29              --          2,662,963
12/31/03                          --            (0.011)        1.00         1.10              --          3,788,967

CLASS A(6)
12/31/07                          --            (0.048)       $1.00         4.91%             --         $1,169,249
12/31/06                      (0.002)           (0.050)        1.00         4.93            4.68            880,851
12/31/05                          --            (0.028)        1.00         2.80              --            920,774
12/31/04                          --            (0.009)        1.00         0.94              --          1,179,902
12/31/03                          --            (0.007)        1.00         0.74              --          1,301,168

---------------
EXCHANGE SHARES
---------------
12/31/07                          --            (0.052)       $1.00         5.28%             --         $  362,476
12/31/06                          --            (0.049)        1.00         5.04              --            440,609
12/31/05                          --            (0.031)        1.00         3.15              --          1,409,677
12/31/04                          --            (0.013)        1.00         1.28              --          1,029,184
12/31/03                          --            (0.010)        1.00         1.05              --            478,586

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS I
12/31/07                          --            (0.035)       $1.00         3.52%             --         $1,067,153
12/31/06                      (0.001)           (0.034)        1.00         3.41            3.31          1,079,743
12/31/05                          --            (0.022)        1.00         2.23              --          1,035,130
12/31/04                          --            (0.010)        1.00         1.00              --            759,266
12/31/03                          --            (0.009)        1.00         0.90              --            847,140

CLASS A(6)
12/31/07                          --            (0.031)       $1.00         3.16%             --        $   219,625
12/31/06                      (0.002)           (0.032)        1.00         3.18            2.95            217,664
12/31/05                          --            (0.019)        1.00         1.87              --            257,842
12/31/04                          --            (0.007)        1.00         0.65              --            191,165
12/31/03                          --            (0.005)        1.00         0.54              --            237,835



                                         RATIO OF
                                         EXPENSES TO   RATIO OF NET
                                          AVERAGE       INVESTMENT
                            RATIO OF     NET ASSETS        INCOME
                           EXPENSES TO   (EXCLUDING         TO
                           AVERAGE NET   WAIVERS AND     AVERAGE NET
                              ASSETS    REIMBURSEMENTS)     ASSETS
--------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS I
12/31/07                      0.18%          0.24%           5.16%
12/31/06                      0.17           0.24            4.90
12/31/05                      0.17           0.25            3.16
12/31/04                      0.17           0.24            1.25
12/31/03                      0.17           0.23            1.10

CLASS A(6)
12/31/07                      0.53%          0.54%           4.80%
12/31/06                      0.52           0.56            4.58
12/31/05                      0.52           0.60            2.72
12/31/04                      0.52           0.59            0.90
12/31/03                      0.52           0.58            0.75

---------------
EXCHANGE SHARES
---------------
12/31/07                      0.18%          0.24%           5.16%
12/31/06                      0.17           0.24            4.81
12/31/05                      0.17           0.30            3.24
12/31/04                      0.17           0.30            1.35
12/31/03                      0.22           0.28            1.10

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS I
12/31/07                      0.19%          0.24%           3.46%
12/31/06                      0.18           0.25            3.26
12/31/05                      0.22           0.25            2.22
12/31/04                      0.25           0.25            0.99
12/31/03                      0.22           0.23            0.89

CLASS A(6)
12/31/07                      0.53%          0.53%           3.11%
12/31/06                      0.57           0.59            2.88
12/31/05                      0.57           0.60            1.87
12/31/04                      0.60           0.60            0.64
12/31/03                      0.57           0.58            0.54

(1)  Annualized.
(2) Total returns and portfolio turnover for periods of less than one year are not annualized.
(3)  Date operations commenced.
(4) Sales charges, where applicable, are not reflected in total return calculation.
(5) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.
(6) For period ended 12/31/05 and prior periods information represents the N Shares which converted to Class A on June 26, 2006.
(7) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.
(8)  Computed using average shares outstanding.
(9)  Non-recurring payment. See Note 3 in the Notes to Financial Statements.
(10) Amount is less than $0.001.

                                  110 and 111

                           PHOENIX INSIGHT FUNDS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1.  ORGANIZATION
    Phoenix Insight Funds Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Currently seventeen diversified funds are offered for sale (each a "Fund"), each having a distinct investment objective as outlined in the individual fund summary pages.


    The Funds offer the following classes of shares for sale:

                                               Class I       Class A      Class C      Exchange
                                               Shares        Shares       Shares        Shares
                                          ----------------------------------------------------------

Balanced Fund.............................        X             X           X             --
Core Equity Fund..........................        X             X           X             --
Emerging Markets Fund.....................        X             X           X             --
Index Fund................................        X             X          --             --
Small-Cap Growth Fund.....................        X             X           X             --
Small-Cap Opportunity Fund................        X             X           X             --
Small-Cap Value Fund......................        X             X           X             --
Value Equity Fund.........................        X             X           X             --
Bond Fund.................................        X             X           X             --
High Yield Bond Fund......................        X             X           X             --
Intermediate Government Bond Fund.........        X             X          --             --
Intermediate Tax-Exempt Bond Fund.........        X             X           X             --
Short/Intermediate Bond Fund..............        X             X           X             --
Tax-Exempt Bond Fund......................        X             X           X             --
Government Money Market Fund .............        X             X          --             --
Money Market Fund.........................        X             X          --              X
Tax-Exempt Money Market Fund..............        X             X          --             --


    Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75%. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75%. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I Shares and Exchange shares are sold without a sales charge.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A.  SECURITY VALUATION:
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007


    foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures. The Funds will be adopting SFAS 157 effective with the 3/31/08 reporting of the financial statements.


B.  SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.


C.  INCOME TAXES:
    Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

    The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

    In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for the Fund.

D.  DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions are recorded by each Fund on the ex-dividend date. Dividends from the Money Market Funds and the Fixed Income Funds are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.  EXPENSES:
    Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.  FOREIGN CURRENCY TRANSLATION:
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.  FOREIGN SECURITY COUNTRY DETERMINATION:
    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.  FORWARD CURRENCY CONTRACTS:
    Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At December 31, 2007, there are no open forward currency contracts held by the Trust.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007




I.  FUTURES:
    A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

J.  REIT INVESTMENTS:
    Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

K.  REPURCHASE AGREEMENTS:
    A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
    Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

M.  INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:
    Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

N.  OPTIONS:
    Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability on the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

    Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

O.  SECURITY LENDING:
    Certain funds may loan securities to qualified brokers through an agreement with PFPC Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

    At December 31, 2007, the following funds had securities on loan as follows (reported in 000's):

                                            MARKET      CASH
                                            VALUE    COLLATERAL
                                           -------- ------------

      Balanced Fund...................     $1,019      $1,078
      Core Equity Fund................        600         616
      Emerging Markets Fund...........      6,598       6,871
      Index Fund......................      1,536       1,588
      Small-Cap Growth Fund...........      2,205       2,337
      Small-Cap Opportunity Fund.....      13,945      14,693
      Small-Cap Value Fund............        658         717
      Value Equity Fund...............      2,378       2,439
      Bond Fund.......................     13,488      13,858
      High Yield Bond Fund............      1,676       1,741
      Intermediate Government
         Bond Fund....................      2,393       2,470
      Short/Intermediate Bond Fund...       6,405       6,607

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007




3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    Phoenix Investment Counsel, Inc. ("PIC"), (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to each Fund of the Trust, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

    Balanced Fund.................................        0.50%
    Core Equity Fund..............................        0.70%
    Emerging Markets Fund.........................        1.00%
    Index Fund....................................        0.20%
    Small-Cap Growth Fund.........................        0.75%
    Small-Cap Opportunity Fund....................        0.75%
    Small-Cap Value Fund..........................        0.70%
    Value Equity Fund.............................        0.70%
    Bond Fund.....................................        0.50%
    High Yield Bond Fund..........................        0.45%
    Intermediate Government Bond Fund.............        0.45%
    Intermediate Tax-Exempt Bond Fund.............        0.45%
    Short/Intermediate Bond Fund..................        0.55%
    Tax-Exempt Bond Fund..........................        0.45%

    As compensation for its services to the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets.

    The Adviser has contractually agreed to limit certain Fund's operating expenses (excluding interest, taxes, and extraordinary expenses), through December 31, 2007, and thereafter voluntarily, so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                     CLASS I(1)  CLASS A    CLASS C
                                     ----------  -------   --------
    Small-Cap Growth Fund.........      1.20%     1.40%     2.15%
    Bond Fund.....................      0.65%     0.85%     1.60%
    Intermediate Government
      Bond Fund...................      0.55%     0.75%       --
    Intermediate Tax-Exempt
      Bond Fund...................      0.65%     0.85%     1.60%
    Short/Intermediate Bond Fund..      0.75%     0.95%     1.70%
    Tax-Exempt Bond Fund..........      0.65%     0.85%     1.60%

    (1) These percentages do not include the waiver of the Institutional Shares' shareholder servicing fees of 0.05% for each Insight Fund. The Funds' distributor has contractually agreed to waive this fee through April 30, 2008.

    For the Money Market Fund, the Fund's investment adviser has voluntarily agreed to limit the Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed 0.18% for Class I Shares and Exchange Shares, 0.53% for Class A Shares, after waiver of the shareholder servicing fee by the Fund's distributor with respect to the 0.18% cap for Class I and Exchange Shares only.

    Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ended 2010 (reported in 000's):

    Bond Fund.....................................      $52
    Intermediate Government Bond Fund.............       26
    Intermediate Tax-Exempt Bond Fund.............       18
    Short/Intermediate Bond Fund..................        4
    Tax-Exempt Bond Fund..........................       28
    Money Market Fund ............................       77

    PIC pays all subadvisory fees.

    Harris Investment Management, Inc. ("HIM") is the sub-adviser to all of the Funds, with the exception of the Emerging Markets Fund, the Bond Fund and the High Yield Bond Fund.

    For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers paid by PIC and increased by 50% of any such reimbursements or waivers subsequently recaptured by PIC.

    Vontobel Asset Management, Inc. ("Vontobel") is the sub-adviser to the Emerging Markets Fund.

    SCM Advisors LLC ("SCM") is the sub-adviser to the Bond Fund and the High Yield Bond Fund. SCM is an indirect wholly-owned subsidiary of PNX.

    As the distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended December 31, 2007, as follows:

                                        CLASS A         CLASS C
                                      NET SELLING      DEFERRED
                                      COMMISSIONS    SALES CHARGES
                                     (REPORTED IN    (REPORTED IN
                                        000'S)          000'S)
                                     ------------    -------------

    Balanced Fund...............           1             --(1)
    Core Equity Fund............           2             --(1)
    Emerging Markets Fund.......           5             --(1)
    Index Fund..................           3             --
    Small-Cap Growth Fund.......          --(1)          --(1)
    Small-Cap Opportunity Fund..           3             --(1)
    Small-Cap Value Fund.........          3             --(1)
    Value Equity Fund...........           2             --(1)
    Bond Fund...................          --(1)          --(1)
    High Yield Bond Fund........          --(1)          --(1)
    Intermediate Government
      Bond Fund.................          --(1)          --
    Intermediate Tax-Exempt
      Bond Fund.................           1              1
    Short/Intermediate Bond Fund          --(1)          --(1)
    Tax-Exempt Bond Fund........           3             --(1)

    (1) Amount is less than $1,000.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007



    Each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                                                   EXCHANGE
                            CLASS I(1)    CLASS A     CLASS C     SHARES(2)
                           ------------  ---------   ---------   -----------
Balanced Fund ...........      0.05%       0.25%        1.00%         --
Core Equity Fund ........      0.05%       0.25%        1.00%         --
Emerging Markets Fund ...      0.05%       0.25%        1.00%         --
Index Fund ..............      0.05%       0.25%          --          --
Small-Cap Growth Fund....      0.05%       0.25%        1.00%         --
Small-Cap Opportunity
   Fund .................      0.05%       0.25%        1.00%         --
Small-Cap Value Fund ....      0.05%       0.25%        1.00%         --
Value Equity Fund .......      0.05%       0.25%        1.00%         --
Bond Fund ...............      0.05%       0.25%        1.00%         --
High Yield Bond Fund ....      0.05%       0.25%        1.00%         --
Intermediate Government
   Bond Fund ............      0.05%       0.25%          --          --
Intermediate Tax-Exempt
   Bond Fund ............      0.05%       0.25%        1.00%         --
Short/Intermediate
   Bond Fund ............      0.05%       0.25%        1.00%         --
Tax-Exempt Bond Fund.....      0.05%       0.25%        1.00%         --
Government Money
   Market Fund...........      0.05%       0.25%          --          --
Money Market Fund........      0.05%       0.25%          --        0.05%
Tax-Exempt Money
   Market Fund...........      0.05%       0.25%          --          --

(1) The funds' distributor has contractually agreed to waive the funds' Class I Shares' shareholder servicing fees through April 30, 2008.

(2) The funds' distributor has contractually agreed to waive the funds' Exchange Shares' shareholder servicing fees through April 30, 2008.

    Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the money market funds, the fee is 0.035% of the average net assets across all money market funds within the Phoenix Funds and The Phoenix Edge Series Fund. For the period ending December 31, 2007, the Trust incurred administration fees totaling $4,091 (reported in 000's).

    At the direction of the Trust's former Board of Trustees, on April 3, 2006, Harris N.A. repaid the Funds $7,003,966 representing fees previously paid by the Funds in excess of amounts intended under the Administration agreements approved by the Board of Trustees. The per shareholder amounts allocated to classes A and I are indicated in the Financial Highlights. On April 25, 2006, Harris N.A. also repaid the Funds $2,812,702, representing fees previously paid by the Funds in excess of amounts intended under the Class N Shareholder Service Plans approved by the Board of Directors. These two reimbursements, representing non-recurring payments to the Funds by the former Administrator, are combined and noted as a "Non-recurring payment from former administrator" in the Statement of Changes in Net Assets.

    PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended December 31, 2007, transfer agent fees were $2,255 (reported in 000's) as reported in the Statement of Operations.

    At December 31, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares, which aggregated the following:

                                                         AGGREGATE
                                                         NET ASSET
                                                           VALUE
                                                         (REPORTED
                                           SHARES        IN 000'S)
                                          ---------    ------------

    Core Equity Fund, Class C............     5,852      $  120
    Emerging Markets Fund, Class C.......    18,085         175
    Small-Cap Growth Fund, Class A.......     8,186         108
    Small-Cap Growth Fund, Class C.......     8,191         107
    Small-Cap Value Fund, Class C........     3,259          99
    Value Equity Fund, Class C...........     8,639         121
    Bond Fund, Class C...................    11,126         108
    High Yield Bond Fund, Class A........   400,544       4,754
    High Yield Bond Fund, Class C........     9,163         109
    Intermediate Tax-Exempt Bond Fund,
      Class C............................     9,869         106
    Short/Intermediate Bond Fund,
      Class C............................    10,711         108
    Tax-Exempt Bond Fund, Class C........    10,286         107

    The Harris Insight Funds Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over 5 years. The undistributed remaining balance invested in the funds is included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2007.

4.  PURCHASES AND SALES OF SECURITIES
    Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended December 31, 2007, were as follows:

                                    LONG TERM (NON-GOVERNMENT)
                                       (REPORTED IN 000'S)
                                   ----------------------------
                                   PURCHASES           SALES
                                   -----------       ----------

    Balanced Fund.............       $ 47,242          $ 53,512
    Core Equity Fund..........         88,303           116,402
    Emerging Markets Fund.....        204,606           299,554
    Index Fund................          5,820            23,828
    Small-Cap Growth Fund....          26,369            27,893
    Small-Cap Opportunity
      Fund....................        294,098           582,661
    Small-Cap Value Fund.....         219,331           449,901
    Value Equity Fund........         168,191           201,862
    Bond Fund.................         87,041            78,174
    High Yield Bond Fund.....          68,485            85,590
    Intermediate Government
      Bond Fund...............             --               799
    Intermediate Tax-Exempt
      Bond Fund...............         75,086           119,349
    Short/Intermediate Bond
      Fund...................          45,363            49,546
    Tax-Exempt Bond Fund.....         102,505           126,405

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007



    Purchases and sales of long term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended December 31, 2007, were as follows:

                                 LONG-TERM GOVERNMENT SECURITIES
                                       (REPORTED IN 000'S)
                                 -------------------------------
                                   PURCHASES           SALES
                                 --------------     ------------

    Balanced Fund.............      $  14,038         $  13,928
    Bond Fund.................        326,555           364,568
    Intermediate Government
      Bond Fund...............          7,628             8,641
    Short/Intermediate Bond Fund       35,765            53,797




5.  CAPITAL SHARES

    Transactions (reported in 000's) in shares of capital stock, during the period ended December 31, 2007, were as follows:

                                             CLASS I                        CLASS A                      CLASS C
                                     -----------------------        ----------------------        ----------------------
                                      SHARES        AMOUNT           SHARES        AMOUNT          SHARES       AMOUNT
                                     --------      ---------        -------      ---------        --------     ---------
BALANCED:
   Sale of shares                         431      $   6,652            173      $   2,668             17      $     275
   Reinvestment of distributions          529          7,697             70          1,014              2             26
   Shares repurchased                    (934)       (14,471)          (269)        (4,124)           (14)          (221)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)               26      $    (122)           (26)     $    (442)             5      $      80
                                     ========      =========        =======      =========         ======      =========
CORE EQUITY FUND:
   Sale of shares                         506      $  11,415             59      $   1,317              3      $      78
   Reinvestment of distributions          430          9,065             49          1,024              1             26
   Shares repurchased                  (1,666)       (37,569)          (156)        (3,438)            --(1)         (10)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)             (730)     $ (17,089)           (48)     $  (1,097)             4      $      94
                                     ========      =========        =======      =========         ======      =========
EMERGING MARKETS FUND:
   Sale of shares                       1,262      $  14,876            692      $   7,857             17      $     190
   Reinvestment of distributions        7,822         78,504            406          3,939             11            103
   Shares repurchased                  (8,964)      (105,624)          (527)        (6,011)            (4)           (40)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)              120      $ (12,244)           571      $   5,785             24      $     253
                                     ========      =========        =======      =========         ======      =========
INDEX FUND:
   Sale of shares                           9      $     202            310      $   7,202             --      $      --
   Reinvestment of distributions           39            830             71          1,508             --             --
   Shares repurchased                    (859)       (19,387)          (263)        (5,870)            --             --
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)             (811)     $ (18,355)           118      $   2,840             --      $      --
                                     ========      =========        =======      =========         ======      =========
SMALL-CAP GROWTH FUND:
   Sale of shares                          13      $     189             25      $     346              1      $      20
   Reinvestment of distributions           67            906              1             15              1              5
   Shares repurchased                    (128)        (1,805)            (2)           (25)            (1)           (14)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)              (48)     $    (710)            24      $     336              1      $      11
                                     ========      =========        =======      =========         ======      =========
SMALL-CAP OPPORTUNITY FUND:
   Sale of shares                         267      $   5,117          1,448      $  24,765             33      $     586
   Reinvestment of distributions        2,255         33,456            649          8,915             12            150
   Shares repurchased                 (14,344)      (269,054)        (2,723)       (50,071)            (8)          (140)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)          (11,822)     $(230,481)          (626)     $ (16,391)            37      $     596
                                     ========      =========        =======      =========         ======      =========
SMALL-CAP VALUE FUND:
   Sale of shares                         431      $  18,454            233      $   9,994              4      $     144
   Reinvestment of distributions          801         28,800            307         10,882              1             50
   Shares repurchased                  (4,953)      (205,547)        (1,285)       (53,756)            (1)           (32)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)           (3,721)     $(158,293)          (745)     $ (32,880)             4      $     162
                                     ========      =========        =======      =========         ======      =========
VALUE EQUITY FUND:
   Sale of shares                       1,411      $  21,921            234      $   3,639             36      $     525
   Reinvestment of distributions        2,108         29,666            189          2,686              2             37
   Shares repurchased                  (2,989)       (46,066)          (581)        (8,923)            (1)           (19)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)              530      $   5,521           (158)     $  (2,598)            37      $     543
                                     ========      =========        =======      =========         ======      =========

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007

                                             CLASS I                        CLASS A                      CLASS C
                                     -----------------------        ----------------------        ----------------------
                                      SHARES        AMOUNT           SHARES        AMOUNT          SHARES       AMOUNT
                                     --------      ---------        -------      ---------        --------     ---------
BOND FUND:
   Sale of shares                         673      $   6,599              7      $      73             17      $     164
   Reinvestment of distributions          650          6,333              6             60             --(1)           5
   Shares repurchased                  (4,578)       (44,457)           (96)          (939)            --(1)          --(2)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)           (3,255)     $ (31,525)           (83)     $    (806)            17      $     169
                                     ========      =========        =======      =========         ======      =========
HIGH YIELD BOND FUND:
   Sale of shares                         214      $   2,653             28      $     345             --(1)   $       1
   Reinvestment of distributions          315          3,885             30            369              1              6
   Shares repurchased                  (2,007)       (24,972)           (58)          (706)            --(1)          --
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)           (1,478)     $ (18,434)            --      $       8              1      $       7
                                     ========      =========        =======      =========         ======      =========


                                      SHARES        AMOUNT           SHARES        AMOUNT          SHARES       AMOUNT
                                     --------      ---------        -------      ---------        --------     ---------
INTERMEDIATE GOVERNMENT BOND FUND:
   Sale of shares                         363      $   5,969             21      $     356             --      $      --
   Reinvestment of distributions           44            729             10            169             --             --
   Shares repurchased                    (527)        (8,656)          (151)        (2,475)            --             --
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)             (120)     $  (1,958)          (120)     $  (1,950)            --      $      --
                                     ========      =========        =======      =========         ======      =========
INTERMEDIATE TAX-EXEMPT BOND FUND:
   Sale of shares                       1,548      $  16,787            402      $   4,357             35      $     373
   Reinvestment of distributions          106          1,142             29            321              1              7
   Shares repurchased                  (5,521)       (59,805)          (653)        (7,078)            (7)           (74)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)           (3,867)     $ (41,876)          (222)     $  (2,400)            29      $     306
                                     ========      =========        =======      =========         ======      =========
SHORT/INTERMEDIATE BOND FUND:
   Sale of shares                       1,075      $  10,772             46      $     458             21      $     211
   Reinvestment of distributions          325          3,262             16            156              1              5
   Shares repurchased                  (4,472)       (44,804)          (205)        (2,051)            (6)           (56)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)           (3,072)     $ (30,770)          (143)     $  (1,437)            16      $     160
                                     ========      =========        =======      =========         ======      =========
TAX-EXEMPT BOND FUND:
   Sale of shares                       1,099      $  11,436            272      $   2,824             58      $     602
   Reinvestment of distributions           37            381            162          1,680              1              7
   Shares repurchased                  (1,934)       (20,078)        (1,975)       (20,513)            (5)           (47)
                                     --------      ---------        -------      ---------         ------      ---------
   Net Increase / (Decrease)             (798)     $  (8,261)        (1,541)     $ (16,009)            54      $     562
                                     ========      =========        =======      =========         ======      =========


                                             CLASS I                        CLASS A                        EXCHANGE SHARES
                                  --------------------------    -----------------------------      ------------------------------
                                     SHARES         AMOUNT         SHARES          AMOUNT
                                  -----------    -----------    -----------     -------------
GOVERNMENT MONEY MARKET FUND:
   Sale of shares                     420,415    $   420,415      1,402,111      $  1,402,111
   Reinvestment of distributions          175            175          9,744             9,744
   Shares repurchased                (453,680)      (453,681)    (1,442,130)       (1,442,130)
                                  -----------    -----------    -----------      ------------
   Net Increase / (Decrease)          (33,090)   $   (33,091)       (30,275)     $    (30,275)
                                  ===========    ===========    ===========      ============
MONEY MARKET FUND:
   Sale of shares                  19,065,038    $19,065,038      2,428,503      $  2,428,503         3,430,631      $  3,430,631
   Reinvestment of distributions       31,843         31,843         45,614            45,613            21,043            21,043
   Shares repurchased             (18,729,650)   (18,729,651)    (2,185,697)       (2,185,721)       (3,529,810)       (3,529,810)
                                  -----------    -----------    -----------      ------------       -----------      ------------
   Net Increase / (Decrease)          367,231    $   367,230        288,420      $    288,395           (78,136)     $    (78,136)
                                  ===========    ===========    ===========      ============       ===========      ============
TAX-EXEMPT MONEY MARKET FUND:
   Sale of shares                   1,888,028    $ 1,888,028        546,653      $    546,653
   Reinvestment of distributions          108            108          6,062             6,062
   Shares repurchased              (1,900,748)    (1,900,748)      (550,757)         (550,757)
                                  -----------    -----------    -----------      ------------
   Net Increase / (Decrease)          (12,612)   $   (12,612)         1,958      $      1,958
                                  ===========    ===========    ===========      ============

(1) Shares less than 1,000.
(2) Amount is less than $1,000.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007



    Transactions (reported in 000's) in shares of capital stock, during the year ended December 31, 2006, were as follows:


                                             CLASS I                CLASS A               CLASS N(3)           CLASS C
                                     ---------------------    ------------------    -------------------   ------------------
                                      SHARES        AMOUNT    SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
                                     --------     --------    ------    --------    ------    ---------   ------     -------
BALANCED FUND:
   Sale of shares                         710     $ 10,581       313    $  4,600       133    $   2,006       17     $   242
   Reinvestment of distributions          339        5,074        38         563        12          180       --(1)        7
   Shares repurchased                    (931)     (13,774)     (251)     (3,710)     (134)      (1,976)      --(1)       --(2)
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                     118        1,881       100       1,453        11          210       17         249
   Conversion of Shares                    --           --       542       7,690      (541)      (7,690)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)              118     $  1,881       642    $  9,143      (530)   $  (7,480)      17     $   249
                                     ========     ========    ======    ========    ======    =========   ======     =======
CORE EQUITY FUND:
   Sale of shares                         800     $ 17,658        35     $   772       274    $   5,910        7       $ 157
   Reinvestment of distributions          367        8,048        36         772        10          220        1          12
   Shares repurchased                    (872)     (19,128)      (73)     (1,590)     (106)      (2,280)      --(1)       --(2)
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                     295        6,578        (2)        (46)      178        3,850        8         169
   Conversion of Shares                    --           --       501      10,200      (502)     (10,200)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)              295     $  6,578       499    $ 10,154      (324)     $(6,350)       8     $   169
                                     ========     ========    ======    ========    ======    =========   ======     =======
EMERGING MARKETS FUND:
   Sale of shares                       1,425     $ 19,361       120    $  1,584        93    $   1,232       13       $ 159
   Reinvestment of distributions        3,688       45,908       118       1,413        19          256        2          27
   Shares repurchased                 (11,934)    (151,387)     (114)     (1,502)     (119)      (1,508)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                  (6,821)     (86,118)      124       1,495        (7)         (20)      15         186
   Conversion of Shares                    --           --       392       4,599      (391)      (4,599)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)           (6,821)    $(86,118)      516    $  6,094      (398)   $  (4,619)      15     $   186
                                     ========     ========    ======    ========    ======    =========   ======     =======
INDEX FUND:
   Sale of shares                          82     $  1,647        22       $ 466        29    $     582       --     $    --
   Reinvestment of distributions           34          716        14         307        16          329       --          --
   Shares repurchased                  (1,254)     (25,699)      (61)     (1,278)     (108)      (2,172)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                  (1,138)     (23,336)      (25)       (505)      (63)      (1,261)      --          --
   Conversion of Shares                    --           --       697      13,608      (698)     (13,608)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)           (1,138)    $(23,336)      672    $ 13,103      (761)   $ (14,869)      --     $    --
                                     ========     ========    ======    ========    ======    =========   ======     =======
SMALL-CAP GROWTH FUND:
   Sale of shares                         430     $  5,552        12    $    161        --    $      --        9     $   127
   Reinvestment of distributions           90        1,261         1           8        --           --        1           8
   Shares repurchased                     (72)      (1,009)       (3)        (41)       --           --       --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                     448        5,804        10         128        --           --       10         135
   Conversion of Shares                    --           --        --          --        --           --       --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)              448     $  5,804        10    $    128        --    $      --       10     $   135
                                     ========     ========    ======    ========    ======    =========   ======     =======
SMALL-CAP OPPORTUNITY FUND:
   Sale of shares                       1,176     $ 25,207       920    $ 18,770     1,090    $  23,941       12     $   239
   Reinvestment of distributions        2,564       52,602       384       7,314       135        2,976        2          31
   Shares repurchased                  (5,794)    (125,097)   (1,931)    (39,865)   (1,782)     (39,092)      --(1)       --(2)
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                  (2,054)     (47,288)     (627)    (13,781)     (557)     (12,175)      14         270
   Conversion of Shares                    --           --     4,639      93,384    (4,629)     (93,384)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)           (2,054)    $(47,288)    4,012    $ 79,603    (5,186)   $(105,559)      14     $   270
                                     ========     ========    ======    ========    ======    =========   ======     =======

SMALL-CAP VALUE FUND:
   Sale of shares                         851     $ 41,477       417    $ 19,605       871    $  43,083        3     $   155
   Reinvestment of distributions          829       37,828       225       9,880       104        5,131       --(1)       20
   Shares repurchased                  (2,044)     (97,015)   (1,795)    (83,537)     (512)     (25,103)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                    (364)     (17,710)   (1,153)    (54,052)      463       23,111        3         175
   Conversion of Shares                    --           --     2,815     126,460    (2,808)    (126,460)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)             (364)    $(17,710)    1,662    $ 72,408    (2,345)   $(103,349)       3     $   175
                                     ========     ========    ======    ========    ======    =========   ======     =======

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007


                                             CLASS I                CLASS A               CLASS N(3)           CLASS C
                                     ---------------------    ------------------    -------------------   ------------------
                                      SHARES        AMOUNT    SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
                                     --------     --------    ------    --------    ------    ---------   ------     -------
VALUE EQUITY FUND:
   Sale of shares                       1,556     $ 22,852       330    $  4,902       744    $  10,874       11     $   159
   Reinvestment of distributions        1,307       19,224       112       1,654        27          399        1          12
   Shares repurchased                  (2,688)     (39,389)     (502)     (7,433)     (326)      (4,704)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                     175        2,687       (60)       (877)      445        6,569       12         171
   Conversion of Shares                    --           --     1,634      23,055    (1,634)     (23,055)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)              175     $  2,687     1,574    $ 22,178    (1,189)   $ (16,486)      12     $   171
                                     ========     ========    ======    ========    ======    =========   ======     =======
BOND FUND:
   Sale of shares                       1,639     $ 16,151        24    $    239        30    $     292       10     $   100
   Reinvestment of distributions          626        6,146         6          57         6           57       --(1)        2
   Shares repurchased                  (2,305)     (22,520)     (156)     (1,503)      (56)        (549)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                     (40)        (223)     (126)     (1,207)      (20)        (200)      10         102
   Conversion of Shares                    --           --       256       2,456      (256)      (2,456)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)              (40)    $   (223)      130    $  1,249      (276)   $  (2,656)      10     $   102
                                     ========     ========    ======    ========    ======    =========   ======     =======
HIGH YIELD BOND FUND:
   Sale of shares                         218      $ 2,677       402    $  5,006         9    $     108       11     $   131
   Reinvestment of distributions          402        4,946         2          23         1           10       --(1)        3
   Shares repurchased                  (1,106)     (13,495)      (20)       (251)       (7)         (88)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                    (486)      (5,872)      384       4,778         3           30       11         134
   Conversion of Shares                    --           --        35         416       (35)        (416)      --         --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)             (486)    $ (5,872)      419    $  5,194       (32)   $    (386)      11     $   134
                                     ========     ========    ======    ========    ======    =========   ======     =======
INTERMEDIATE GOVERNMENT BOND FUND:
   Sale of shares                         360     $  5,862        18    $    287       112    $   1,819       --     $   --
   Reinvestment of distributions           55          891        11         176         6           98       --         --
   Shares repurchased                    (421)      (6,857)      (72)     (1,169)      (91)      (1,482)      --         --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                      (6)        (104)      (43)       (706)       27          435       --          --
   Conversion of Shares                    --           --       267       4,281      (267)      (4,281)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)               (6)    $   (104)      224    $  3,575      (240)   $  (3,846)      --     $    --
                                     ========     ========    ======    ========    ======    =========   ======     =======
INTERMEDIATE TAX-EXEMPT BOND FUND:
   Sale of shares                       2,259     $ 25,072       383    $  4,242       348    $   3,856       11     $   121
   Reinvestment of distributions          148        1,626        38         422        13          141       --(1)        4
   Shares repurchased                  (4,362)     (48,242)     (226)     (2,503)     (166)      (1,846)      --(1)       --(2)
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                  (1,955)     (21,544)      195       2,161       195        2,151       11         125
   Conversion of Shares                    --           --     1,317      14,364    (1,317)     (14,364)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)           (1,955)    $(21,544)    1,512    $ 16,525    (1,122)   $ (12,213)      11     $   125
                                     ========     ========    ======    ========    ======    =========   ======     =======
SHORT/INTERMEDIATE BOND FUND:
   Sale of shares                       3,267     $ 32,473        36    $    356        50    $     492       16     $   155
   Reinvestment of distributions          286        2,847        15         146         9           94       --(1)        1
   Shares repurchased                  (4,748)     (47,271)     (311)     (3,088)     (129)      (1,278)      --(1)       --(2)
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                  (1,195)     (11,951)     (260)     (2,586)      (70)        (692)      16         156
   Conversion of Shares                    --           --       485       4,755      (485)      (4,755)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)           (1,195)    $(11,951)      225    $  2,169      (555)   $  (5,447)      16     $   156
                                     ========     ========    ======    ========    ======    =========   ======     =======
TAX-EXEMPT BOND FUND:
   Sale of shares                       1,168     $ 12,472       469    $  4,998       284    $   3,023       17     $   184
   Reinvestment of distributions           75          789       185       1,959        52          550       --(1)        5
   Proceeds in conjunction with
    Plan of reorganization
    (See Note 13)                          --           --     4,340      46,413        --           --       --          --
   Shares repurchased                    (745)      (7,938)     (455)     (4,871)     (526)      (5,599)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)
    Before Conversion                     498        5,323     4,539      48,499      (190)      (2,026)      17         189
   Conversion of Shares                    --           --     2,419      25,376    (2,420)     (25,376)      --          --
                                     --------     --------    ------    --------    ------    ---------   ------     -------
   Net Increase / (Decrease)              498     $  5,323     6,958    $ 73,875    (2,610)   $ (27,402)      17     $   189
                                     ========     ========    ======    ========    ======    =========   ======     =======

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007



    Transactions (reported in 000's) in shares of capital stock, during the year ended December 31, 2006, were as follows:

                                             CLASS I                      CLASS A                    CLASS N(3)
                                  --------------------------    --------------------------    --------------------------
                                    SHARES          AMOUNT         SHARES        AMOUNT          SHARES         AMOUNT
                                  -----------    -----------    -----------    -----------    -----------    -----------
GOVERNMENT MONEY MARKET FUND:
   Sale of shares                     433,719    $   433,719        833,001    $   833,051        661,963    $   661,963
   Reinvestment of distributions          663            663          4,003          4,003          5,398          5,397
   Shares repurchased                (336,997)      (336,997)      (788,990)      (788,990)      (748,579)      (748,629)
                                  -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase / (Decrease)
    Before Conversion                  97,385         97,385         48,014         48,064        (81,218)       (81,269)
   Conversion of S Shares to
    N Shares                               --             --             --             --          8,894          8,894
   Conversion of N Shares to
    A Shares                               --             --        190,183        190,183       (190,183)      (190,183)
                                  -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase / (Decrease)           97,385    $    97,385        238,197    $   238,247       (262,507)   $  (262,558)
                                  ===========    ===========    ===========    ===========    ===========    ===========


MONEY MARKET FUND:
   Sale of shares                  14,983,415    $14,983,438      1,402,898    $ 1,402,814      1,618,015    $ 1,618,015
   Reinvestment of distributions       37,384         37,384         16,138         16,138         20,835         20,835
   Shares repurchased             (16,307,175)   (16,307,175)    (1,396,811)    (1,396,812)    (1,734,557)    (1,734,474)
                                  -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase / (Decrease)
    Before Conversion              (1,286,376)    (1,286,353)        22,225         22,140        (95,707)       (95,624)
   Conversion of S Shares to
    N Shares                               --             --             --             --         33,542         33,542
   Conversion of N Shares to
    A Shares                               --             --        858,710        858,710       (858,710)      (858,710)
                                  -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase / (Decrease)       (1,286,376)   $(1,286,353)       880,935    $   880,850       (920,875)   $  (920,792)
                                  ===========    ===========    ===========    ===========    ===========    ===========


TAX-EXEMPT MONEY MARKET FUND:
   Sale of shares                   2,586,716    $ 2,586,716        450,508    $   450,474        333,088    $   333,088
   Reinvestment of distributions          259            259          2,580          2,580          3,197          3,197
   Shares repurchased              (2,542,425)    (2,542,425)      (447,327)      (447,327)      (384,187)      (384,153)
                                  -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase / (Decrease)
    Before Conversion                  44,550         44,550          5,761          5,727        (47,902)       (47,868)
   Conversion of S Shares to
    N Shares                               --             --             --             --          2,030          2,030
   Conversion of N Shares to
    A Shares                               --             --        212,013        212,013       (212,013)      (212,013)
                                  -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase / (Decrease)           44,550    $    44,550        217,774    $   217,740       (257,885)   $  (257,851)
                                  ===========    ===========    ===========    ===========    ===========    ===========

                                         EXCHANGE SHARES            SERVICE SHARES(4)
                                  --------------------------    --------------------------
                                    SHARES          AMOUNT         SHARES        AMOUNT
                                  -----------    -----------    -----------    -----------
GOVERNMENT MONEY MARKET FUND:
   Sale of shares                          --    $        --         69,446    $    69,446
   Reinvestment of distributions           --             --          3,863          3,863
   Shares repurchased                      --             --     (1,175,656)    (1,175,656)
                                  -----------    -----------    -----------    -----------
   Net Increase / (Decrease)
    Before Conversion                      --             --     (1,102,347)    (1,102,347)
   Conversion of S Shares to
    N Shares                               --             --         (8,894)        (8,894)
   Conversion of N Shares to
    A Shares                               --             --             --             --
                                  -----------    -----------    -----------    -----------
   Net Increase / (Decrease)               --    $        --     (1,111,241)   $(1,111,241)
                                  ===========    ===========    ===========    ===========


MONEY MARKET FUND:
   Sale of shares                   4,999,245    $ 4,999,245        176,339    $   176,339
   Reinvestment of distributions       45,328         45,328          6,670          6,670
   Shares repurchased              (6,013,541)    (6,013,541)    (1,942,513)    (1,942,513)
                                  -----------    -----------    -----------    -----------
   Net Increase / (Decrease)
    Before Conversion                 968,968)      (968,968)    (1,759,504)    (1,759,504)
   Conversion of S Shares to
    N Shares                               --             --        (33,542)       (33,542)
   Conversion of N Shares to
    A Shares                               --             --             --             --
                                  -----------    -----------    -----------    -----------
   Net Increase / (Decrease)         (968,968)   $  (968,968)    (1,793,046)   $(1,793,046)
                                  ===========    ===========    ===========    ===========


TAX-EXEMPT MONEY MARKET FUND:
   Sale of shares                          --    $        --         19,245    $    19,245
   Reinvestment of distributions           --             --            360            360
   Shares repurchased                      --             --       (165,545)      (165,545)
                                  -----------    -----------    -----------    -----------
   Net Increase / (Decrease)
    Before Conversion                      --             --       (145,940)      (145,940)
   Conversion of S Shares to
    N Shares                               --             --         (2,030)        (2,030)
   Conversion of N Shares to
    A Shares                               --             --             --             --
                                  -----------    -----------    -----------    -----------
   Net Increase / (Decrease)               --    $        --       (147,970)   $  (147,970)
                                  ===========    ===========    ===========    ===========


(1) Shares less than 1,000.
(2) Amount is less than $1,000.
(3) Effective June 26, 2006, Class N Shares were converted to Class A Shares.
(4) Effective May 18, 2006, Service Shares were converted to Class N Shares.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007





6.  ILLIQUID AND RESTRICTED SECURITIES
    Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.




    At December 31, 2007, the Funds held the following restricted securities:

                                                                           ACQUISITION          MARKET VALUE AT           % OF
                                                       ACQUISITION             COST                12/31/07           NET ASSETS AT
                                                           DATE         (REPORTED IN 000'S)    (REPORTED IN 000'S)      12/31/07
                                                     ---------------   ---------------------  --------------------  ----------------
    BALANCED FUND
    Structured Assets Securities Corp.
    98-RF3, A (Interest Only) 144A
    6.100% due 6/15/28..............................       11/1/06          $     14              $      5                0.0%

    INDEX FUND
    Seagate Technology Tax Refund Rights............       10/1/01                --                    --                0.0%

    BOND FUND
    DLJ Mortgage Acceptance Corp.
    96-M,1 144A                                            10/2/96                 3
    0.000% due 11/28/11.............................       4/28/04                12

                                                                            --------
                                                                                  15                    14                0.0%

    INTERMEDIATE GOVERNMENT BOND FUND
    Structured Assets Securities Corp.
    98-RF3, A (Interest Only) 144A
    6.100% due 6/15/28..............................       11/1/06                90                    40                0.2%

    SHORT/INTERMEDIATE BOND FUND
    DLJ Mortgage Acceptance Corp. 96-M, 1 144A             10/2/96                23
    0.000% due 11/28/11.............................       4/28/04                13

                                                                            --------
                                                                                  36                    31                0.0%


    Structured Assets Securities Corp.
    98-RF3, A (Interest Only) 144A
    6.100% due 6/15/28..............................       11/1/06               226                   100                0.0%

    TAX-EXEMPT BOND FUND
    Mashantucket Western Pequot Tribe
    Series B 144A
    5.600% due 9/1/09...............................       9/18/97             1,000                 1,012                0.8%

    MONEY MARKET FUND
    Beta Finance, Inc. 144A
    4.355% due 1/2/08...............................       3/23/07           127,008               127,008                2.9%

    G-Star Ltd.                                           11/20/02            25,573
    02-2A, A1MA 144A                                      11/13/02               181
    4.935% due 1/25/08..............................       3/19/07            43,164
                                                                            --------
                                                                              68,918                68,918                1.6%

    G-Star Ltd.
    02-2A, A1MB 144A
    4.935% due 1/25/08..............................       3/19/07            28,897                28,897                0.7%

    Putnam Structured Product Funding
    02-1A, A1MF 144A                                       5/21/04            26,000
    5.098% due 1/15/08..............................      11/14/05            50,000
                                                                            --------
                                                                              76,000                76,000                1.7%

    Putnam Structured Product Funding
    02-1A, A1MH 144A                                        4/2/07            11,500
    5.098% due 1/15/08 .............................       6/13/07            13,500
                                                                            --------
                                                                              25,000                25,000                0.6%

    Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007





7.  CREDIT RISK AND ASSET CONCENTRATIONS
    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

    At December 31, 2007, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                      PERCENTAGE
                                                       OF TOTAL
            FUND                SECTOR/COUNTRY        NET ASSETS
    ----------------------     ----------------    ---------------
    Emerging Markets
      Fund                           India               26%
    Small-Cap Value Fund          Financials             27
    Value Equity Fund             Financials             26

8.  INDEMNIFICATIONS
    Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.  10% SHAREHOLDERS
    As of December 31, 2007, certain Funds had single shareholder and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding as detailed below:



                                      % OF SHARES        NUMBER
                                      OUTSTANDING      OF ACCOUNTS
                                     --------------   --------------
    Balanced Fund..................       83%               1
    Core Equity Fund...............       86                3
    Emerging Markets Fund..........       83                4
    Index Fund.....................       47                1
    Small-Cap Growth Fund..........       79                2
    Small-Cap Opportunity Fund.....       49                4
    Small-Cap Value Fund...........       34                2
    Value Equity Fund..............       71                3
    Bond Fund......................       78                3
    High Yield Bond Fund...........       74                2
    Intermediate Government
      Bond Fund....................       69                1
    Intermediate Tax-Exempt .......
      Bond Fund....................       95                2
    Short/Intermediate Bond Fund...       81                3
    Tax-Exempt Bond Fund.........         33                1
    Government Money Market
      Fund.........................       91                3
    Money Market Fund..............       51                2
    Tax-Exempt Money Market
      Fund.........................       94                2



10. FEDERAL TAX INFORMATION (000'S)
    The Funds have capital-loss carryforwards available (reported in 000's) to offset future realized capital gains through the indicated expiration dates:

                                                                    EXPIRING DECEMBER 31
                                    ---------------------------------------------------------------------------------------
                                      2008      2009     2010      2011      2012     2013       2014      2015       TOTAL
                                    ------     ------  -------    -----     -----    ------     ------    -------    ------
     Bond Fund...............       $   --      $ --    $  237     $ --       $--    $   --     $5,053     $   --    $5,290
     High Yield Bond Fund....        1,399       724       723       --        --        --      2,152         --     4,998
     Intermediate Government
          Bond Fund..........           --        --        --       --        --        --        119         17       136
     Short/Intermediate Bond
          Fund...............           --        --     2,589      232        --     1,270        823      1,171     6,085
     Government Money
          Market Fund........           --        --        --       --        --        --         --          4         4
     Money Market Fund.......           --        --        --      551        --        60         --         --       611
     Tax-Exempt Money
          Market Fund........           --        --        --      147        13         2         --         --       162

    The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The High Yield Bond Fund's amounts include losses acquired in connection with a prior year merger. Utilization of this capital loss carryover is subject to annual limitations.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007





    For the period ended December 31, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:

    Bond Fund.......................    $282
    High Yield Bond Fund............     990
    Money Market Fund...............       6
    Tax-Exempt Money Market Fund....      29

    Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2007, the Funds deferred and recognized post-October losses as follows:

                        CAPITAL    CAPITAL     CURRENCY    CURRENCY
                         LOSS        LOSS        LOSS        LOSS
                       DEFERRED   RECOGNIZED   DEFERRED   RECOGNIZED
                       --------     ------    ----------  ----------
   Balanced Fund........ $  191      $  --        $  --    $     --
   Emerging Markets
     Fund...............     --         --          132       1,480
   Small-Cap Growth
     Fund...............    643         --           --          --
   Small-Cap
     Opportunity........  2,669         --           --          --
   Small-Cap Value......  3,701         --           --          --
   High Yield Bond
     Fund...............    566          9           --          --
   Short/Intermediate
     Bond Fund..........     --        110           --          --
   Tax-Exempt Money
     Market Fund  ......      3         --           --          --

    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedules of Investments) consist of the following:

                                       UNDISTRIBUTED
                        UNDISTRIBUTED     LONG-TERM     UNDISTRIBUTED
                          ORDINARY         CAPITAL       TAX-EXEMPT
                           INCOME           GAINS          INCOME
                        -------------- --------------  --------------
   Core Equity Fund....... $   27           $1,252             $--
   Emerging Markets
     Fund.................  6,695            5,037              --
   Index Fund.............     11              623              --
   Value Equity Fund......    210            7,966              --
   High Yield Bond Fund...     69               --              --
   Intermediate Tax-Exempt
     Bond Fund............     --              163               1
   Short/Intermediate
     Bond Fund............      2               --              --
   Tax-Exempt Bond........     --              145               6
   Government Money
     Market Fund..........     12               --              --
   Money Market Fund......     44               --              --
   Tax-Exempt Money
     Market Fund  ........     --               --               8


    For the period ended December 31, 2007, the Funds distributed exempt interest dividends as follows:

    Intermediate Tax-Exempt
      Bond Fund..................     $7,666
    Tax-Exempt Bond..............      5,871
    Tax-Exempt Money Market
      Fund.......................     38,868


    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS
    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2007, the Funds recorded reclassifications to increase (decrease) the accounts as listed below (reported in 000's):

                                  CAPITAL PAID     ACCUMULATED
                                      IN ON           NET            UNDISTRIBUTED
                                   SHARES OF        REALIZED             NET
                                   BENEFICIAL         GAIN           INVESTMENT
                                    INTEREST        (LOSS)           INCOME (LOSS)
                                 -------------    -------------    ----------------
   Balanced Fund...............    $    --(1)      $     --           $  --(1)
   Core Equity Fund............         --(1)            --              --(1)
   Emerging Markets Fund(2)         14,297          (13,946)           (351)
   Index Fund..................         --(1)            --              --(1)
   Small-Cap Growth............       (217)              37             180
   Small-Cap Opportunity(2)         20,515          (20,492)            (23)
   Small-Cap Value(2)..........     12,168          (11,695)           (473)
   Value Equity(2).............      2,829           (2,829)             --
   Bond Fund...................         --(1)             5              (5)
   High Yield Bond Fund........         --              (13)             13
   Intermediate Government
      Bond Fund................         (1)              --               1
   Short/Intermediate
      Bond Fund................         --(1)            --              --(1)
   Tax-Exempt Bond Fund........         11              (24)             13

(1) Amount is less than $1,000.
(2) The Fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains.

12. FUND INTEGRATION
    At a meeting held on April 14, 2006, the Board of Trustees (the "Harris Board") of the Harris Insight Funds (each a "Harris Fund" and collectively, the "Harris Funds"), each a series of Harris Insight Funds Trust (the "Harris Trust") voted to approve a transaction (the "Transaction") whereby the Harris Trust and Harris Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").

    In connection with the Transaction, at a special meeting held on May 11, 2006, shareholders of the Harris Funds approved a new investment advisory agreement between PIC and each Harris Fund, a new sub-advisory agreement between PIC and Harris for each Harris Fund except the International Fund, a former Fund of the Trust, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, approved a new sub-advisory agreement between PIC and Vontobel for the International Fund, a former Fund of the Trust, and Emerging Markets Fund, and approved a new sub-advisory agreement between PIC and SCM (formerly Seneca Capital LLC) for the Bond Fund and High Yield Bond Fund. Also, in connection with the Transaction, shareholders approved the reconstitution of the Harris Board with a new slate of trustees comprised of eleven trustees of the Phoenix Funds.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007



    The Transaction was completed on May 18, 2006 and the name changed from Harris Insight Funds to Phoenix Insight Funds. Additionally, the Harris Insight Funds Trust was renamed the Phoenix Insight Funds Trust.


13. FUND MERGERS
    On October 20, 2006, the Insight Tax-Exempt Bond Fund (the "Fund") acquired all of the net assets of the Phoenix Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") of the Phoenix Multi-Portfolio Fund pursuant to the unanimous approval by the Board of Trustees of the Phoenix Multi-Portfolio Fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 4,339,957 Class A shares of the Fund outstanding on October 20, 2006 (valued at $46,413,089) for 4,374,975 Class A shares of the Tax-Exempt Bond Fund outstanding on October 20, 2006. The Tax-Exempt Bond Fund had net assets on that date of $46,413,089 including $2,962,756 of net appreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $155,783,497. The shareholders of the Tax-Exempt Bond Fund received for each share owned approximately 1.01 Class A shares of the same class of the Fund.

    Effective April 13, 2007, the Phoenix Insight International Fund, formerly a fund of Phoenix Insight Funds Trust, was merged with and into the Phoenix Foreign Opportunities Fund, a fund of Phoenix Adviser Trust. The Phoenix Insight International Fund has ceased to exist.


14. SUBSEQUENT EVENT
    On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds, Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent, and SCM Advisors LLC, subadviser to certain of the Funds, are also intended to be a part of the spin-off.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[PRICEWATERHOUSECOOPERS LOGO OMITTED]


To the Board of Trustees and Shareholders of Phoenix Insight Funds Trust

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 17 funds (the "Funds") (constituting Phoenix Insight Trust, hereafter referred to as the "Trust") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Funds' financial highlights for each of the three years in the period ended December 31, 2005 were audited by other independent accountants whose report dated February 22, 2006, expressed an unqualified opinion on those statements.



/s/ PricewaterhouseCoopers LLP



Boston, Massachusetts
February 22, 2008

                           PHOENIX INSIGHT FUNDS TRUST
                       TAX INFORMATION NOTICE (UNAUDITED)
                                DECEMBER 31, 2007





     For the fiscal year ended December 31, 2007, for federal income tax purposes, the following percentages of the ordinary income dividends earned by the funds qualify for the dividends received deduction for corporate shareholders

     Balanced Fund...........................................        31%
     Core Equity Fund........................................       100%
     Index Fund..............................................        93%
     Small-Cap Opportunity ..................................       100%
     Small-Cap Value.........................................        34%
     Value Equity............................................        68%

     For the fiscal year ended December 31, 2007, the funds hereby designates the below percentages, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

     Balanced Fund...........................................        33%
     Core Equity Fund........................................       100%
     Emerging Markets Fund...................................        11%
     Index Fund..............................................        94%
     Small-Cap Opportunity...................................       100%
     Small-Cap Value.........................................        35%
     Value Equity............................................        72%

     For the fiscal year ended December 31, 2007, the funds designate the amounts below, or if subsequently different, following as long term capital gains dividends (reported in 000's):

     Balanced Fund...........................................     $5,517
     Core Equity Fund........................................     13,114
     Emerging Markets Fund...................................     31,746
     Index Fund..............................................      4,319
     Small-Cap Growth .......................................        803
     Small-Cap Opportunity ..................................     57,464
     Small-Cap Value.........................................     27,682
     Value Equity............................................     39,214
     Intermediate Tax-Exempt Bond Fund.......................      1,402
     Tax-Exempt Bond Fund....................................        693

     For federal income tax purposes, the following percentages of income dividends paid qualify as exempt-interest dividends.

     Intermediate Tax-Exempt Bond Fund.......................        99%
     Tax-Exempt Bond Fund....................................        99%
     Tax-Exempt Money Market Fund............................       100%


--------------------------------------------------------------------------------
For the period ended December 31, 2007, the Phoenix Insight Emerging Markets Fund recognized $5,912,197, of foreign source income on which the Fund paid foreign taxes of $205,895. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.
--------------------------------------------------------------------------------

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES'
                          DECEMBER 31, 2007 (UNAUDITED)





    The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or sub-adviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

    In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more sub-advisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting sub-advisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing sub-advisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' sub-advisers, including (a) PIC's ability to select and monitor the sub-advisers; (b) PIC's ability to provide the services necessary to monitor the sub-advisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a sub-adviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and (h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

    With respect to the sub-advisory Agreements, the Board noted that each sub-adviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, the Board considered each sub-adviser's investment management process, including (a) the experience, capability and integrity of the sub-adviser's management and other personnel committed by the sub-adviser to manage its respective Fund(s); (b) the financial position of the sub-adviser; (c) the quality and commitment of the sub-adviser's regulatory and legal compliance policies, procedures and systems; and (d) the sub-adviser's brokerage and trading practices.

    After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each sub-adviser were reasonable and beneficial to the Funds and their shareholders.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add sub-advisers as necessary, with a view toward improving Fund performance over the long term.

    While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

    The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.



------------------------

(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUB-ADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUB-ADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES'
                    DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)



    After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the sub-adviser would be replaced in a timely manner.

    PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

    The Board did not separately review profitability information for each sub-adviser, noting that the sub-advisory fees are paid by PIC rather than the Funds.

    MANAGEMENT FEE AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

    The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by PIC and not by the Funds.

    ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

    In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the sub-adviser level.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX INSIGHT FUNDS TRUST
                                 MARCH 30, 2007
                                   (UNAUDITED)




At a special meeting of shareholders of Phoenix Insight International Fund, a former series of Phoenix Insight Funds Trust, held on March 30, 2007, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                                 FOR              AGAINST         ABSTAIN
                                                             ------------       -----------      ----------
To approve an Agreement and Plan of Reorganization to
merge Phoenix Insight International Fund, a series of
Phoenix Insight Funds Trust into Phoenix Foreign
Opportunities Fund, a series of Phoenix Adviser Trust...      272,430,385         265,336            0

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of December 31, 2007, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.





                              INDEPENDENT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                    Chairman,   Rittenhouse  Advisors,  LLC  (consulting  firm)  (2001-present).
  YOB: 1929                           Director, Urstadt Biddle Property Corp. (license monitor)
  Elected: 2006
  54 Funds
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne                 Retired.
  YOB: 1929
  Elected: 2006
  54 Funds
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries                 Retired.
  YOB: 1930
  Elected: 2006
  57 Funds
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                    Managing Director,  Almanac Capital Management (commodities business) (since
  YOB: 1939                           2007). Partner, Stonington Partners, Inc. (private equity firm) (2001-2007).
  Elected: 2006                       Director/Trustee, Evergreen Funds (88 portfolios).
  54 Funds
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara               Retired.  Managing  Director,  U.S. Trust Company of New York (private bank)
  YOB: 1951                           (1982-2006).
  Elected: 2006
  56 Funds
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates                      Managing Director, Wydown Group (consulting firm) (1994-present). Chairman,
  YOB: 1946                           Hudson Castle Group, Inc. (Formerly IBEX Capital Markets, Inc.) (financial
  Elected: 2006                       services) (1997-2006). Director, Stifel Financial. Chairman and Trustee,
  54 Funds                            John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios). Non-Executive Chairman, Hudson Castle Group.
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson                 Managing Director, Northway Management Company (1998-present).
  YOB: 1946
  Elected: 2006
  54 Funds
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck             Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (since
  YOB: 1942                           2007). Director, The JP Morgan European Investment Trust (1998-present),
  Elected: 2006                       Galapagos N.V. (biotechnology) (2005-present). Director, EASDAQ (Chairman)
  54 Funds                            (2001-present), Groupe SNEF (electrical and electronic installation)
                                      (1998-present). Managing Director, Almanij N.V. (financial holding company)
                                      (1992-2003). Director, KBC Bank and Insurance Holding Company (1992-2003),
                                      KBC Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank S.A.
                                      Luxembourgeoise (1992-2003), Investco N.V. (private equity company)
                                      (1992-2003), Gevaert N.V. (industrial holding company) (1992-2003), Fidea
                                      N.V. (insurance company) (1992-2003), Almafin N.V. (real estate investment company) (1992-2003), Centea N.V. (savings bank) (1992-2003), Degussa
                                      Antwerpen N.V. (1998-2004), Santens N.V. (textiles) (1999-2004), Dictaphone
                                      Corp. (2002-2006), Banco Urquijo (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                               INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
           NAME
       YEAR OF BIRTH
        YEAR ELECTED                                        PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                 DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward(1)                Senior Executive Vice President and President, Asset Management (since
  YOB: 1964                           2007), Senior Vice President and Chief Operating Officer, Asset
  Elected: 2006                       Management (2004-2007), Vice President (2001-2004), The Phoenix
  56 Funds                            Companies, Inc. Director and President (2006-present), Chief Operating
                                      Officer (2004-present), Executive Vice President (2004-2006), Vice
                                      President, Finance, (2001-2002), Phoenix Investment Partners, Ltd.
                                      Various senior officer and directorship positions with Phoenix affiliates. President (2006-present), Executive Vice President
                                      (2004-2006), the Phoenix Funds Family. Chairman, President and Chief
                                      Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund
                                      Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)              Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
  YOB: 1934
  Elected: 2006
  54 Funds
------------------------------------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(3)             Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo Group
  YOB: 1946                           International Holdings Ltd. (Insurance) and World Trust Fund and KBC
  Elected: 2006                       Asset Management, Ltd.
  74 Funds
  Chairman
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person" as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.
(3) Mr. McLoughlin is treated as an "interested person," as defined in the Investment Company Act of 1940, because of his participation in certain retirement plans maintained by Phoenix Investment Partners, Ltd. and its affiliates.~

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
  NAME, ADDRESS AND               TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                     TIME SERVED                                     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss               Senior Vice President                     Assistant Treasurer (2001-present), Phoenix Equity
  YOB: 1952                      since 2006.                               Planning Corporation. Vice President (2003-2007), Vice
                                                                           President, Head of Asset Management Operations (since
                                                                           2007), Phoenix Investment Partners, Ltd. Ms. Curtiss is
                                                                           also Treasurer of various other investment companies
                                                                           within the Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch                   Vice President and                        Chief Compliance Officer, Zweig-DiMenna Associates LLC
  c/o Zweig-DiMenna              Chief Compliance Officer since 2004.      (1989-present). Vice President, The Zweig Total Return
  Associates, LLC                                                          Fund, Inc. (2004-present). Vice President, The Zweig
  900 Third Avenue                                                         Fund, Inc. (2004-present). President and Director of
  New York, NY 10022                                                       Watermark Securities, Inc. (1991-present). Assistant
  YOB: 1945                                                                Secretary, Gotham Advisors Inc. (1990-2005).
-----------------------------------------------------------------------------------------------------------------------------------
  W. Patrick Bradley             Chief Financial Officer and               Vice President, Fund Administration (2007-present),
  YOB: 1972                      Treasurer since 2006.                     Second Vice President, Fund Control & Tax (2004-2006),
                                                                           Phoenix Investment Partners, Ltd. Vice President, Chief
                                                                           Financial Officer, Treasurer and Principal Accounting
                                                                           Officer or Chief Financial Officer and Treasurer
                                                                           (2005-present), Assistant Treasurer (2004-2006), certain
                                                                           funds within the Phoenix Fund Complex. Senior Manager,
                                                                           Audit, Deloitte & Touche, LLP (1999-2004).
-----------------------------------------------------------------------------------------------------------------------------------
  Kevin J. Carr                  Vice President,                           Vice President and Counsel, Phoenix Life Insurance
  YOB: 1954                      Chief Legal Officer,                      Company (2005-present). Compliance Officer of Investments
                                 Counsel and Secretary                     and Counsel, Travelers Life & Annuity Company (January
                                 since 2005.                               2005-May 2005). Assistant General Counsel, The Hartford
                                                                           Financial Services Group (1999-2005).
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX INSIGHT FUNDS TRUST
101 Munson Street
Greenfield, MA 01301





TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                                 1-800-243-1574
Advisor Consulting Group                             1-800-243-4361
Telephone Orders                                     1-800-367-5877
Text Telephone                                       1-800-243-1926
Web site                                           PHOENIXFUNDS.COM




-------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
-------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[LOGO OMITTED]
PHOENIX

                                                           -----------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             LANCASTER, PA
                                                              PERMIT 1793
                                                           -----------------

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


PXP4549                                                                2-08
BPD33927



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $462,500 for 2007 and $518,200 for 2006.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $17,000 for 2007 and $11,400 for 2006. This represents the review of the semi-annual financial statements.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $68,800 for 2007 and $77,850 for 2006.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Insight Funds Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100% for 2007 and 100% for 2006

                  (c) 100% for 2007 and 100% for 2006

                  (d) Not applicable for 2007 and not applicable for 2006

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.


    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $660,559 for 2007 and $961,830 for 2006.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Insight Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 7, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 7, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     March 7, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.